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                                                              Nuveen Investments

Nuveen Municipal Bond Funds

Semiannual Report dated October 31, 2001

Dependable, tax-free income to help you keep more of what you earn.

[Photos appear here]

                                           Nuveen High Yield Municipal Bond Fund
                                         Nuveen All-American Municipal Bond Fund
                                              Nuveen Insured Municipal Bond Fund
                                Nuveen Intermediate Duration Municipal Bond Fund
                                         Nuveen Limited Term Municipal Bond Fund

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Dear Shareholder,

[Photo of Timothy R. Schwertfeger appears here]

I am pleased to have this opportunity to report on the recent performance of your Nuveen Fund. During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund can be found in the Fund Spotlight sections later in this report. I urge you to take the time to review this page. In addition to providing you with high current income exempt from federal income taxes, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and broad trading execution by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

Talk to Your Advisor about Diversification

As recent events have demonstrated, it's as important as ever to have a broadly diversified portfolio. If you have concerns about whether your portfolio is as diversified as it should be, now might a good time to talk to your financial advisor. Your advisor can give you more information about specific Nuveen investments as well as give you a prospectus, which you should read carefully before investing or sending money.

Invest Well. Look Ahead. Leave Your Mark.

Today, perhaps more than ever, investors have the ability to make a lasting impact on their families and their world for generations to come. For more than 100 years, Nuveen has specialized in offering quality investments, such as the Nuveen Funds, to those seeking to accumulate and preserve wealth to establish a lasting legacy. Our mission continues to be to provide assistance to you and your financial advisor by offering investment services and products that can help you leave your mark. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
December 14, 2001

Dear Shareholder ..........................................................    1
Market Commentary .........................................................    2
High Yield Fund Spotlight .................................................    3
All-American Fund Spotlight ...............................................    4
Insured Fund Spotlight ....................................................    5
Intermediate Duration Fund Spotlight ......................................    6
Limited Term Fund Spotlight ...............................................    7
Portfolio of Investments ..................................................    8
Statement of Net Assets ...................................................   49
Statement of Operations ...................................................   50
Statement of Changes in Net Assets ........................................   51
Notes to Financial Statements .............................................   54
Financial Highlights ......................................................   62
Fund Information ..........................................................   69

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Market Commentary
Nuveen Research

An already weak economy suffered a further blow in the aftermath of September 11th, causing most economists to concede that the United States has been in a recession over the six-month period ending October 31st. Throughout the period, corporate capital expenditures dropped 22%, and September's attacks likewise dashed consumer sentiment and spending. Initial jobless claims, a coincident indicator of the state of the economy, jumped from 400,000 at the beginning of the period to 750,000 in mid-October. The Fed responded by cutting rates an additional five times over the period, driving the Fed Funds Rates down 200 basis points to 1.75%. Congress, too, began efforts to put in motion more drastic economic stimulus, though a definitive package has yet to be agreed upon.

The period saw the municipal bond market rally with yields on new issues falling 22 bps for 30-year AAA-rated general obligation bonds and 52 bps for 10-year bonds. Key factors driving performance included the deepening recession and the continuing volatility and weakness in the equity markets. The six-month rally followed generally flat to rising rates during the first four months of the year. Despite the rally in the municipal market, corporate issues actually outperformed. Twenty-year (taxable) swap rates declined by 38 bps while the Bond Buyer 20 index of municipal issues measured a decline of only 17 bps. Low interest rates and a slowing economy caused municipal issuance to surge over the six months, with the volume of new issues increasing $146.0 mm. Only in the month of September, when the attacks closed markets for several days, did issuance fall below levels for the prior September. On the whole, volume for the six months ended October 31, 2001 was up 29% over the prior six months and up 35.5% over the six month period ending October 2000.

This increase in volume was driven in part by market conditions (lower rates spur refinancing of outstanding debt), but the 18% increase in new money suggests that municipalities are having difficulty financing projects from current revenues. Indeed, a variety of pressures on states will likely continue to pinch revenues and even lead to significant shortfalls. In addition to the erosion of the tax base caused by the declining economy, states are facing increased expenses for Medicaid and unemployment compensation, on top of unanticipated expenses related to homeland security. Surveys of governors and state budget officers indicate that state budget shortfalls for the fiscal year 2002 could rise to between $40 and $50 billion. The events of September 11th and the consensus regarding the recession have caused fiscal officers to consider either cutting spending or raising taxes. While the rainy-day funds which states built up over the prolonged growth during the mid- to late-1990s should leave states in a better position than they were in the previous recession of 1991-92, officials fear that this recession, and thus also state budget shortfalls, may be deeper.

As we look toward the next six to twelve months, some degree of improvement in the economy seems probable given the government's focus on pulling consumer demand forward. However, since the consumer is already overextended and currently on top of a demand cycle, near-term recovery is likely to be muted until corporate capital expenditures start to rebound. Absent global deflation, we expect fed rates to remain stable or gradually to drift higher.

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Fund Spotlight
As of October 31, 2001                     Nuveen High Yield Municipal Bond Fund

Quick Facts

                  A Shares    B Shares    C Shares    R Shares
NAV                 $19.83      $19.81      $19.83      $19.84
Latest Dividend    $0.1020     $0.0900     $0.0930     $0.1055
CUSIP             67065Q74    67065Q75   67065Q764   67065Q772
Inception Date        6/99        6/99        6/99        6/99

Annualized Total Returns as of 10/31/01/2/
A Shares                       NAV       Offer
1-Year                      13.18%       8.42%
Since Inception              5.65%       3.78%

B Shares                  w/o CDSC      w/CDSC
1-Year                      12.35%       8.35%
Since Inception              4.86%       3.28%

C Shares                                   NAV
1-Year                                  12.61%
Since Inception                          5.09%

R Shares                                   NAV
1-Year                                  13.39%
Since Inception                          5.86%

Tax-Free Yields as of 10/31/01
A Shares                       NAV       Offer
SEC 30-Day Yield             5.73%       5.49%
Taxable Equivalent Yield/3/  8.24%       7.90%

B Shares                                   NAV
SEC 30-Day Yield                         4.98%
Taxable Equivalent Yield/3/              7.17%

C Shares                                   NAV
SEC 30-Day Yield                         5.17%
Taxable Equivalent Yield/3/              7.44%

R Shares                                   NAV
SEC 30-Day Yield                         5.91%
Taxable Equivalent Yield/3/              8.50%

Annualized Total Returns as of 9/30/01/2/
A Shares                       NAV       Offer
1-Year                      13.41%       8.67%
Since Inception              5.47%       3.52%

B Shares                  w/o CDSC      w/CDSC
1-Year                      12.58%       8.58%
Since Inception              4.67%       3.03%

C Shares                                   NAV
1-Year                                  12.78%
Since Inception                          4.91%

R Shares                                   NAV
1-Year                                  13.68%
Since Inception                          5.70%


Top Five Sectors/4/
Healthcare                                 22%
Utilities                                  18%
Tax Obligation (Limited)                   15%
Transportation                             15%
Capital Goods                               6%

Portfolio Statistics
Total Net Assets                 $61.0 million
Average Duration                          7.78
Average Effective Maturity         18.45 years


Investment by the fund in lower-rated and nonrated securities presents greater risk of loss of principal than investments in investment-grade securities. Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid November 1, 2001. This is the latest monthly dividend declared during the period ended October 31, 2001.

2 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3    Based on the SEC 30-Day Yield and a federal income tax rate of 30.5%.

4 As a percentage of long-term bond holdings as of October 31, 2001. Holdings are subject to change.

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Fund Spotlight
As of October 31, 2001                   Nuveen All-American Municipal Bond Fund

Quick Facts

                    A Shares    B Shares    C Shares    R Shares
NAV                   $11.02      $11.03      $11.00      $11.03
Latest Dividend/1/   $0.0470     $0.0400     $0.0420     $0.0485
CUSIP              67065Q889   67065Q871   67065Q863   67065Q855
Inception Date         10/88        2/97        6/93        2/97

Annualized Total Returns as of 10/31/01/2/
A Shares                       NAV       Offer
1-Year                      10.02%       5.42%
5-Year                       5.83%       4.93%
10-Year                      6.99%       6.53%

B Shares                  w/o CDSC      w/CDSC
1-Year                       9.28%       5.28%
5-Year                       5.07%       4.91%
10-Year                      6.47%       6.47%

C Shares                                   NAV
1-Year                                   9.43%
5-Year                                   5.25%
10-Year                                  6.39%

R Shares                                   NAV
1-Year                                  10.29%
5-Year                                   6.04%
10-Year                                  7.10%

Tax-Free Yields as of 10/31/01
A Shares                       NAV       Offer
SEC 30-Day Yield             4.52%       4.33%
Taxable Equivalent Yield/3/  6.50%       6.23%

B Shares                                   NAV
SEC 30-Day Yield                         3.77%
Taxable Equivalent Yield/3/              5.42%

C Shares                                   NAV
SEC 30-Day Yield                         3.97%
Taxable Equivalent Yield/3/              5.71%

R Shares                                   NAV
SEC 30-Day Yield                         4.72%
Taxable Equivalent Yield/3/              6.79%

Annualized Total Returns as of 9/30/01/2/
A Shares                       NAV       Offer
1-Year                       9.65%       5.06%
5-Year                       5.86%       4.95%
10-Year                      6.99%       6.53%

B Shares                  w/o CDSC      w/CDSC
1-Year                       8.82%       4.82%
5-Year                       5.10%       4.94%
10-Year                      6.48%       6.48%

C Shares                                   NAV
1-Year                                   9.06%
5-Year                                   5.29%
10-Year                                  6.40%

R Shares                                   NAV
1-Year                                   9.82%
5-Year                                   6.07%
10-Year                                  7.10%

Top Five Sectors/4/
Healthcare                                 19%
Transportation                             18%
U.S. Guaranteed                            16%
Utilities                                  10%
Education and Civic Organizations           8%

Portfolio Statistics
Total Net Assets                $359.8 million
Average Duration                          6.55
Average Effective Maturity         17.85 years

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid November 1, 2001. This is the latest monthly dividend declared during the period ended October 31, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3    Based on the SEC 30-Day Yield and a federal income tax rate of 30.5%.

4 As a percentage of long-term bond holdings as of October 31, 2001. Holdings are subject to change.

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Fund Spotlight

As of October 31, 2001                        Nuveen Insured Municipal Bond Fund

Quick Facts

                    A Shares    B Shares    C Shares    R Shares
NAV                   $10.99      $10.99      $10.90      $10.95
Latest Dividend/1/   $0.0450     $0.0385     $0.0395     $0.0465
CUSIP              67065Q509   67065Q608   67065Q707   67065Q806
Inception Date          9/94        2/97        9/94       12/86

Annualized Total Returns as of 10/31/01/2/
A Shares                       NAV       Offer
1-Year                       9.38%       4.81%
5-Year                       5.66%       4.76%
10-Year                      6.55%       6.10%

B Shares                  w/o CDSC      w/CDSC
1-Year                       8.60%       4.60%
5-Year                       4.88%       4.71%
10-Year                      5.92%       5.92%

C Shares                                   NAV
1-Year                                   8.79%
5-Year                                   5.10%
10-Year                                  5.81%

R Shares                                   NAV
1-Year                                   9.60%
5-Year                                   5.86%
10-Year                                  6.76%

Tax-Free Yields as of 10/31/01
A Shares                       NAV       Offer
SEC 30-Day Yield             3.49%       3.34%
Taxable Equivalent Yield/3/  5.02%       4.81%

B Shares                                   NAV
SEC 30-Day Yield                         2.74%
Taxable Equivalent Yield/3/              3.94%

C Shares                                   NAV
SEC 30-Day Yield                         2.94%
Taxable Equivalent Yield/3/              4.23%

R Shares                                   NAV
SEC 30-Day Yield                         3.69%
Taxable Equivalent Yield/3/              5.31%

Annualized Total Returns as of 9/30/01/2/
A Shares                       NAV       Offer
1-Year                       9.32%       4.73%
5-Year                       5.64%       4.74%
10-Year                      6.54%       6.08%

B Shares                  w/o CDSC      w/CDSC
1-Year                       8.43%       4.43%
5-Year                       4.86%       4.69%
10-Year                      5.91%       5.91%

C Shares                                   NAV
1-Year                                   8.73%
5-Year                                   5.08%
10-Year                                  5.79%

R Shares                                   NAV
1-Year                                   9.63%
5-Year                                   5.86%
10-Year                                  6.75%

Top Five Sectors/4/
U.S. Guaranteed                            27%
Healthcare                                 18%
Tax Obligation (Limited)                    9%
Tax Obligation (General)                    9%
Housing (Single Family)                     9%

Portfolio Statistics
Total Net Assets                $859.8 million
Average Duration                          5.41
Average Effective Maturity         17.76 years

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid November 1, 2001. This is the latest monthly dividend declared during the period ended October 31, 2001.

2 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3    Based on the SEC 30-Day Yield and a federal income tax rate of 30.5%.

4 As a percentage of long-term bond holdings as of October 31, 2001. Holdings are subject to change.

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Fund Spotlight

As of October 31, 2001          Nuveen Intermediate Duration Municipal Bond Fund

Quick Facts

                    A Shares    B Shares    C Shares    R Shares
NAV                    $9.44       $9.44       $9.44       $9.45
Latest Dividend/1/   $0.0380     $0.0320     $0.0335     $0.0395
CUSIP              67065Q202   67065Q103   67065Q301   67065Q400
Inception Date          6/95        2/97        6/95       11/76

Annualized Total Returns as of 10/31/01/2/
A Shares                       NAV       Offer
1-Year                       8.72%       5.49%
5-Year                       5.68%       5.04%
10-Year                      6.18%       5.86%

B Shares                  w/o CDSC      w/CDSC
1-Year                       7.91%       3.91%
5-Year                       4.92%       4.76%
10-Year                      5.59%       5.59%

C Shares                                   NAV
1-Year                                   8.22%
5-Year                                   5.08%
10-Year                                  5.49%

R Shares                                   NAV
1-Year                                   8.92%
5-Year                                   5.91%
10-Year                                  6.43%

Tax-Free Yields as of 10/31/01
A Shares                       NAV       Offer
SEC 30-Day Yield             3.53%       3.42%
Taxable Equivalent Yield/3/  5.08%       4.92%

B Shares                                   NAV
SEC 30-Day Yield                         2.78%
Taxable Equivalent Yield/3/              4.00%

C Shares                                   NAV
SEC 30-Day Yield                         2.98%
Taxable Equivalent Yield/3/              4.29%

R Shares                                   NAV
SEC 30-Day Yield                         3.73%
Taxable Equivalent Yield/3/              5.37%

Annualized Total Returns as of 9/30/01/2/
A Shares                       NAV       Offer
1-Year                       8.98%       5.72%
5-Year                       5.73%       5.10%
10-Year                      6.19%       5.87%

B Shares                  w/o CDSC      w/CDSC
1-Year                       8.17%       4.17%
5-Year                       4.95%       4.78%
10-Year                      5.60%       5.60%

C Shares                                   NAV
1-Year                                   8.36%
5-Year                                   5.09%
10-Year                                  5.49%

R Shares                                   NAV
1-Year                                   9.30%
5-Year                                   5.94%
10-Year                                  6.44%

Top Five Sectors/4/
Utilities                                  19%
Healthcare                                 17%
U.S. Guaranteed                            17%
Tax Obligation (Limited)                    9%
Water and Sewer                             9%

Portfolio Statistics
Total Net Assets                  $2.9 billion
Average Duration                          4.18
Average Effective Maturity         14.64 years

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid November 1, 2001. This is the latest monthly dividend declared during the period ended October 31, 2001.

2 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3    Based on the SEC 30-Day Yield and a federal income tax rate of 30.5%.

4 As a percentage of long-term bond holdings as of October 31, 2001. Holdings are subject to change.

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Fund Spotlight

As of October 31, 2001                   Nuveen Limited Term Municipal Bond Fund

Quick Facts

                    A Shares    C Shares    R Shares
NAV                   $10.85      $10.83      $10.81
Latest Dividend/1/   $0.0415     $0.0385     $0.0435
CUSIP              67065Q848   67065Q830   67065Q822
Inception Date         10/87       12/95        2/97

Annualized Total Returns as of 10/31/01/2/
A Shares                       NAV       Offer
1-Year                       8.25%       5.53%
5-Year                       5.04%       4.52%
10-Year                      5.60%       5.33%

C Shares                                   NAV
1-Year                                   7.90%
5-Year                                   4.68%
10-Year                                  5.25%

R Shares                                   NAV
1-Year                                   8.41%
5-Year                                   5.18%
10-Year                                  5.67%

Tax-Free Yields as of 10/31/01
A Shares                       NAV       Offer
SEC 30-Day Yield             3.37%       3.29%
Taxable Equivalent Yield/3/  4.85%       4.73%

C Shares                                   NAV
SEC 30-Day Yield                         3.02%
Taxable Equivalent Yield/3/              4.35%

R Shares                                   NAV
SEC 30-Day Yield                         3.57%
Taxable Equivalent Yield/3/              5.14%

Annualized Total Returns as of 9/30/01/2/
A Shares                       NAV       Offer
1-Year                       8.36%       5.64%
5-Year                       5.10%       4.58%
10-Year                      5.61%       5.35%

C Shares                                   NAV
1-Year                                   7.91%
5-Year                                   4.72%
10-Year                                  5.26%

R Shares                                   NAV
1-Year                                   8.53%
5-Year                                   5.26%
10-Year                                  5.69%

Top Five Sectors/4/
Healthcare                                 18%
Utilities                                  16%
Education and Civic Organizations          13%
Tax Obligation (Limited)                   11%
Housing (Multifamily)                       9%

Portfolio Statistics
Total Net Assets                $488.4 million
Average Duration                          4.68
Average Effective Maturity          5.25 years

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid November 1, 2001. This is the latest monthly dividend declared during the period ended October 31, 2001.

2 Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3    Based on the SEC 30-Day Yield and a federal income tax rate of 30.5%.

4 As a percentage of long-term bond holdings as of October 31, 2001. Holdings are subject to change.

Portfolio of Investments (Unaudited)
Nuveen High Yield Municipal Bond Fund
October 31, 2001

  Principal
Amount (000)  Description
---------------------------------------------------------------------------------------------------------------------------
              Arkansas - 1.7%
     $   500. Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed
               Securities Program, Series 2001C, 5.500%, 1/01/33
        500   City of Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding Bonds, 2000 Series A
               (International Paper Company Project), 6.700%, 8/01/20 (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------

              California - 1.9%
     14,500   California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (CanFibre of Riverside
               Project), Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

---------------------------------------------------------------------------------------------------------------------------

              Colorado - 7.1%
      3,000   Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds (Peak
               to Peak Charter School Project - Created by Boulder Valley School District No. RE-2), 7.625%, 8/15/31
      1,480   Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001
               (Frontier Academy Project in Weld County School District No. 6), 7.250%, 6/01/20

---------------------------------------------------------------------------------------------------------------------------

              Connecticut - 2.3%
      1,455   Connecticut Development Authority, Health Facility Refunding Revenue Bonds (Alzheimer's Resource Center
               of Connecticut, Inc. Project), Series 1994A, 7.125%, 8/15/14

---------------------------------------------------------------------------------------------------------------------------

              Florida - 1.5%
        900   Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds (Indiantown
               Cogeneration, L.P. Project), Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------

              Georgia - 5.0%
              Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), Series 2001:
      1,650    7.750%, 12/01/14
      1,400    7.900%, 12/01/24

---------------------------------------------------------------------------------------------------------------------------

              Illinois - 6.2%
        135   Village of Channahon, Illinois, Revenue Refunding Bonds, Series 1999 (Morris Hospital), 5.750%,12/01/12
        140   City of Chicago, Tax Increment Allocation Bonds, Illinois (Irving/Cicero Redevelopment Project), Series 1998,
               7.000%, 1/01/14
        225   Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B (Sarah Bush Lincoln Health
               Center), 5.500%, 2/15/16
              Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991 (Proctor Community Hospital
              Project):
        425    7.500%, 1/01/11
        725    7.375%, 1/01/23
        300   Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A (Liberty Towers Project),
               7.000%, 11/01/29
              Robbins, Illinois, Resources Recovery Revenue Bonds, Series 1999C (Restructuring Project), Guaranteed by
              Foster Wheeler:
        522    7.250%, 10/15/09 (Alternative Minimum Tax)
      2,200    7.250%, 10/15/24 (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------

              Indiana - 7.7%
      2,850   Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A (United Air Lines,
               Inc. - Indianapolis Maintenance Center Project), 6.500%, 11/15/31 (Alternative Minimum Tax)
      3,000   Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds (Steel Dynamics, Inc. Project),
               Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

                                                                                                              Optional Call
Description                                                                                                     Provisions*

Arkansas - 1.7%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed                   1/11 at 100
 Securities Program, Series 2001C, 5.500%, 1/01/33
City of Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding Bonds, 2000 Series A                  2/10 at 101
 (International Paper Company Project), 6.700%, 8/01/20 (Alternative Minimum Tax)



California - 1.9%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (CanFibre of Riverside     7/07 at 102
 Project), Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#



Colorado - 7.1%
Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds (Peak      8/11 at 100
 to Peak Charter School Project - Created by Boulder Valley School District No. RE-2), 7.625%, 8/15/31
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001               6/11 at 100
 (Frontier Academy Project in Weld County School District No. 6), 7.250%, 6/01/20



Connecticut - 2.3%
Connecticut Development Authority, Health Facility Refunding Revenue Bonds (Alzheimer's Resource Center         8/04 at 102
 of Connecticut, Inc. Project), Series 1994A, 7.125%, 8/15/14



Florida - 1.5%
Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds (Indiantown      12/04 at 102
 Cogeneration, L.P. Project), Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)



Georgia - 5.0%
Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), Series 2001:
 7.750%, 12/01/14                                                                                              12/11 at 101
 7.900%, 12/01/24                                                                                              12/11 at 101



Illinois - 6.2%
Village of Channahon, Illinois, Revenue Refunding Bonds, Series 1999 (Morris Hospital), 5.750%,12/01/12        12/09 at 102
City of Chicago, Tax Increment Allocation Bonds, Illinois (Irving/Cicero Redevelopment Project), Series 1998,   1/09 at 100
 7.000%, 1/01/14
Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B (Sarah Bush Lincoln Health          2/07 at 102
 Center), 5.500%, 2/15/16
Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991 (Proctor Community Hospital
Project):
 7.500%, 1/01/11                                                                                                1/03 at 100
 7.375%, 1/01/23                                                                                                1/02 at 101
Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A (Liberty Towers Project),    11/09 at 100
 7.000%, 11/01/29
Robbins, Illinois, Resources Recovery Revenue Bonds, Series 1999C (Restructuring Project), Guaranteed by
Foster Wheeler:
 7.250%, 10/15/09 (Alternative Minimum Tax)                                                                    No Opt. Call
 7.250%, 10/15/24 (Alternative Minimum Tax)                                                                    No Opt. Call



Indiana - 7.7%
Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A (United Air Lines,     11/05 at 102
 Inc. - Indianapolis Maintenance Center Project), 6.500%, 11/15/31 (Alternative Minimum Tax)
Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds (Steel Dynamics, Inc. Project),         11/10 at 102
 Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)




Description                                                                                                   Ratings**


Arkansas - 1.7%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed                       AAA
 Securities Program, Series 2001C, 5.500%, 1/01/33
City of Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding Bonds, 2000 Series A                      BBB
 (International Paper Company Project), 6.700%, 8/01/20 (Alternative Minimum Tax)



California - 1.9%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (CanFibre of Riverside         N/R
 Project), Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#



Colorado - 7.1%
Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds (Peak          Ba2
 to Peak Charter School Project - Created by Boulder Valley School District No. RE-2), 7.625%, 8/15/31
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001                   Ba1
 (Frontier Academy Project in Weld County School District No. 6), 7.250%, 6/01/20



Connecticut - 2.3%
Connecticut Development Authority, Health Facility Refunding Revenue Bonds (Alzheimer's Resource Center             N/R
 of Connecticut, Inc. Project), Series 1994A, 7.125%, 8/15/14



Florida - 1.5%
Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds (Indiantown          BBB-
 Cogeneration, L.P. Project), Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)



Georgia - 5.0%
Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), Series 2001:
 7.750%, 12/01/14                                                                                                   N/R
 7.900%, 12/01/24                                                                                                   N/R



Illinois - 6.2%
Village of Channahon, Illinois, Revenue Refunding Bonds, Series 1999 (Morris Hospital), 5.750%,12/01/12            BBB+
City of Chicago, Tax Increment Allocation Bonds, Illinois (Irving/Cicero Redevelopment Project), Series 1998,       N/R
 7.000%, 1/01/14
Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B (Sarah Bush Lincoln Health               A-
 Center), 5.500%, 2/15/16
Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991 (Proctor Community Hospital
Project):
 7.500%, 1/01/11                                                                                                   Baa3
 7.375%, 1/01/23                                                                                                   Baa3
Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A (Liberty Towers Project),          A2
 7.000%, 11/01/29
Robbins, Illinois, Resources Recovery Revenue Bonds, Series 1999C (Restructuring Project), Guaranteed by
Foster Wheeler:
 7.250%, 10/15/09 (Alternative Minimum Tax)                                                                         N/R
 7.250%, 10/15/24 (Alternative Minimum Tax)                                                                         N/R



Indiana - 7.7%
Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A (United Air Lines,          BB-
 Inc. - Indianapolis Maintenance Center Project), 6.500%, 11/15/31 (Alternative Minimum Tax)
Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds (Steel Dynamics, Inc. Project),              N/R
 Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)



                                                                                                                   Market
Description                                                                                                         Value


Arkansas - 1.7%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed                 $   506,425
 Securities Program, Series 2001C, 5.500%, 1/01/33
City of Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding Bonds, 2000 Series A                    530,210
 (International Paper Company Project), 6.700%, 8/01/20 (Alternative Minimum Tax)



California - 1.9%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (CanFibre of Riverside     1,154,200
 Project), Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#



Colorado - 7.1%
Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds (Peak      2,890,500
 to Peak Charter School Project - Created by Boulder Valley School District No. RE-2), 7.625%, 8/15/31
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001               1,464,253
 (Frontier Academy Project in Weld County School District No. 6), 7.250%, 6/01/20



Connecticut - 2.3%
Connecticut Development Authority, Health Facility Refunding Revenue Bonds (Alzheimer's Resource Center         1,419,702
 of Connecticut, Inc. Project), Series 1994A, 7.125%, 8/15/14



Florida - 1.5%
Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds (Indiantown         928,863
 Cogeneration, L.P. Project), Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)



Georgia - 5.0%
Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), Series 2001:
 7.750%, 12/01/14                                                                                               1,635,827
 7.900%, 12/01/24                                                                                               1,391,768



Illinois - 6.2%
Village of Channahon, Illinois, Revenue Refunding Bonds, Series 1999 (Morris Hospital), 5.750%,12/01/12           136,786
City of Chicago, Tax Increment Allocation Bonds, Illinois (Irving/Cicero Redevelopment Project), Series 1998,     139,924
 7.000%, 1/01/14
Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B (Sarah Bush Lincoln Health            225,851
 Center), 5.500%, 2/15/16
Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991 (Proctor Community Hospital
Project):
 7.500%, 1/01/11                                                                                                  424,656
 7.375%, 1/01/23                                                                                                  714,596
Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A (Liberty Towers Project),       309,054
 7.000%, 11/01/29
Robbins, Illinois, Resources Recovery Revenue Bonds, Series 1999C (Restructuring Project), Guaranteed by
Foster Wheeler:
 7.250%, 10/15/09 (Alternative Minimum Tax)                                                                       413,661
 7.250%, 10/15/24 (Alternative Minimum Tax)                                                                     1,430,125



Indiana - 7.7%
Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A (United Air Lines,      1,866,237
 Inc. - Indianapolis Maintenance Center Project), 6.500%, 11/15/31 (Alternative Minimum Tax)
Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds (Steel Dynamics, Inc. Project),          2,815,320
 Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

----
8

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Iowa - 1.2%
    $   690  Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds (Waldorf College Project),
              Series 1999, 7.375%, 10/01/19

--------------------------------------------------------------------------------------------------------------------

             Kentucky - 7.1%
             Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement Revenue
             Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project):
      1,000   5.850%, 10/01/17
      2,000   5.875%, 10/01/22
             City of Newport Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Series 2000A
             (Public Parking and Plaza Project):
      1,500   8.375%, 1/01/18
        475   8.500%, 1/01/27

--------------------------------------------------------------------------------------------------------------------

             Maryland - 2.9%
      1,500  Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds (AES Warrior
              Run Project), Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)
        315  Prince Georges County, Maryland, Project and Refunding Revenue Bonds (Dimensions Health Corporation
              Issue), Series 1994, 5.375%, 7/01/14

--------------------------------------------------------------------------------------------------------------------

             Massachusetts - 2.7%
      1,500  Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds
              (Eco/Springfield, L.L.C. Project), Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

--------------------------------------------------------------------------------------------------------------------

             Michigan - 2.7%
      1,600  Michigan Municipal Bond Authority, Public School Academy Revenue Bonds (YMCA Service Learning
              Academy), Series 2001, 7.250%, 10/01/11

--------------------------------------------------------------------------------------------------------------------

             Minnesota - 10.5%
      2,500  Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds
              (Northwest Airlines, Inc. Project), Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)
        400  Northwest Minnesota Multi-County Housing and Redevelopment Authority, Governmental Housing Revenue
              Bonds (Pooled Housing Program), Series 1994A, 8.125%, 10/01/26
      3,000  Housing and Redevelopment Authority of the City of South St. Paul, Minnesota, Hospital Facility Revenue
              Refunding Bonds (HealthEast Project), Series 1994, 6.750%, 11/01/09
      1,380  City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue Refunding Bonds (White Bear
              Lake Care Center, Inc. Project), Series 1992, 8.250%, 11/01/12

--------------------------------------------------------------------------------------------------------------------

             New York - 3.4%
      1,380  County of Cattaraugus Industrial Development Agency, New York, Industrial Development Revenue Bonds,
              Series 1999A (Laidlaw Energy and Environmental, Inc. Project), 8.500%, 7/01/21
              (Alternative Minimum Tax)
        500  Erie County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds
              (1998 CanFibre of Lackawanna Project), 9.050%, 12/01/25 (Alternative Minimum Tax)
        500  Dormitory Authority of the State of New York, Insured Revenue Bonds (Marymount Manhattan College),
              Series 1999, 6.125%, 7/01/21

--------------------------------------------------------------------------------------------------------------------

             Ohio - 3.8%
         20  Ohio Capital Corporation for Housing, Mortgage Revenue Refunding Bonds, Series 1999G (FHA-Insured
              Mortgage Loans - Section 8 Assisted Projects), 6.750%, 2/01/03
      1,000  Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds (Bay Shore Power Project),
              Convertible Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**

Iowa - 1.2%
Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds (Waldorf College Project),  10/10 at 102       N/R
 Series 1999, 7.375%, 10/01/19



Kentucky - 7.1%
Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement Revenue
Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project):
 5.850%, 10/01/17                                                                                         4/08 at 102       BB-
 5.875%, 10/01/22                                                                                         4/08 at 102       BB-
City of Newport Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Series 2000A
(Public Parking and Plaza Project):
 8.375%, 1/01/18                                                                                          7/10 at 104       N/R
 8.500%, 1/01/27                                                                                          7/10 at 104       N/R



Maryland - 2.9%
Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds (AES Warrior      9/05 at 102       N/R
 Run Project), Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)
Prince Georges County, Maryland, Project and Refunding Revenue Bonds (Dimensions Health Corporation       7/04 at 102        B3
 Issue), Series 1994, 5.375%, 7/01/14



Massachusetts - 2.7%
Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds                 No Opt. Call       N/R
 (Eco/Springfield, L.L.C. Project), Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)



Michigan - 2.7%
Michigan Municipal Bond Authority, Public School Academy Revenue Bonds (YMCA Service Learning            10/09 at 102       Ba1
 Academy), Series 2001, 7.250%, 10/01/11



Minnesota - 10.5%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds        4/11 at 101       N/R
 (Northwest Airlines, Inc. Project), Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)
Northwest Minnesota Multi-County Housing and Redevelopment Authority, Governmental Housing Revenue       10/04 at 102       N/R
 Bonds (Pooled Housing Program), Series 1994A, 8.125%, 10/01/26
Housing and Redevelopment Authority of the City of South St. Paul, Minnesota, Hospital Facility Revenue  11/04 at 102       BB+
 Refunding Bonds (HealthEast Project), Series 1994, 6.750%, 11/01/09
City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue Refunding Bonds (White Bear      11/03 at 102       N/R
 Lake Care Center, Inc. Project), Series 1992, 8.250%, 11/01/12



New York - 3.4%
County of Cattaraugus Industrial Development Agency, New York, Industrial Development Revenue Bonds,     No Opt. Call       N/R
 Series 1999A (Laidlaw Energy and Environmental, Inc. Project), 8.500%, 7/01/21
 (Alternative Minimum Tax)
Erie County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds         12/10 at 103       N/R
 (1998 CanFibre of Lackawanna Project), 9.050%, 12/01/25 (Alternative Minimum Tax)
Dormitory Authority of the State of New York, Insured Revenue Bonds (Marymount Manhattan College),        7/09 at 101        AA
 Series 1999, 6.125%, 7/01/21



Ohio - 3.8%
Ohio Capital Corporation for Housing, Mortgage Revenue Refunding Bonds, Series 1999G (FHA-Insured        No Opt. Call       N/R
 Mortgage Loans - Section 8 Assisted Projects), 6.750%, 2/01/03
Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds (Bay Shore Power Project),           9/08 at 102       N/R
 Convertible Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)



                                                                                                              Market
Description                                                                                                    Value


Iowa - 1.2%
Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds (Waldorf College Project), $    731,248
 Series 1999, 7.375%, 10/01/19



Kentucky - 7.1%
Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement Revenue
Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project):
 5.850%, 10/01/17                                                                                            811,370
 5.875%, 10/01/22                                                                                          1,544,920
City of Newport Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Series 2000A
(Public Parking and Plaza Project):
 8.375%, 1/01/18                                                                                           1,485,600
 8.500%, 1/01/27                                                                                             469,661



Maryland - 2.9%
Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds (AES Warrior       1,580,985
 Run Project), Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)
Prince Georges County, Maryland, Project and Refunding Revenue Bonds (Dimensions Health Corporation          160,020
 Issue), Series 1994, 5.375%, 7/01/14



Massachusetts - 2.7%
Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds                   1,628,970
 (Eco/Springfield, L.L.C. Project), Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)



Michigan - 2.7%
Michigan Municipal Bond Authority, Public School Academy Revenue Bonds (YMCA Service Learning              1,641,344
 Academy), Series 2001, 7.250%, 10/01/11



Minnesota - 10.5%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds         1,976,625
 (Northwest Airlines, Inc. Project), Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)
Northwest Minnesota Multi-County Housing and Redevelopment Authority, Governmental Housing Revenue           319,352
 Bonds (Pooled Housing Program), Series 1994A, 8.125%, 10/01/26
Housing and Redevelopment Authority of the City of South St. Paul, Minnesota, Hospital Facility Revenue    2,723,910
 Refunding Bonds (HealthEast Project), Series 1994, 6.750%, 11/01/09
City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue Refunding Bonds (White Bear        1,411,878
 Lake Care Center, Inc. Project), Series 1992, 8.250%, 11/01/12



New York - 3.4%
County of Cattaraugus Industrial Development Agency, New York, Industrial Development Revenue Bonds,       1,346,977
 Series 1999A (Laidlaw Energy and Environmental, Inc. Project), 8.500%, 7/01/21
 (Alternative Minimum Tax)
Erie County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds             208,125
 (1998 CanFibre of Lackawanna Project), 9.050%, 12/01/25 (Alternative Minimum Tax)
Dormitory Authority of the State of New York, Insured Revenue Bonds (Marymount Manhattan College),           547,940
 Series 1999, 6.125%, 7/01/21



Ohio - 3.8%
Ohio Capital Corporation for Housing, Mortgage Revenue Refunding Bonds, Series 1999G (FHA-Insured             20,238
 Mortgage Loans - Section 8 Assisted Projects), 6.750%, 2/01/03
Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds (Bay Shore Power Project),              883,160
 Convertible Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

----
9

Portfolio of Investments (Unaudited)
Nuveen High Yield Municipal Bond Fund (continued)
October 31, 2001

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Ohio (continued)
             Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds (Bay Shore Power Project),
             Convertible Series 1998B:
     $  700   6.625%, 9/01/20 (Alternative Minimum Tax)
        800   6.625%, 9/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 10.9%
      3,200  Allegheny County Hospital Development Authority, Pennsylvania, Health System Revenue Bonds,
              Series 2000B (West Penn Allegheny Health System), 9.250%, 11/15/30
        745  Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding
              Bonds, Series 2000 (Panther Creek Partners Project), 6.650%, 5/01/10 (Alternative Minimum Tax)
        865  Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services First
              Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)
      1,400  Pennsylvania Economic Development Finance Authority, Resource Recovery Revenue Bonds,
              Senior Series 1994A (Northampton Generating Project), 6.400%, 1/01/09 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.3%
        140  City of Central Falls, Rhode Island, General Obligation School Bonds, 6.250%, 5/15/20
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 3.4%
      2,000  Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed
              Bonds, Series 2001B, 6.000%, 5/15/22
-------------------------------------------------------------------------------------------------------------------
             Texas - 0.1%
        140  Harris County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds (Windfern Pointe
              and Waterford Place Apartments Projects), 1999 Series D Junior Subordinate Lien, 9.000%, 7/01/29
-------------------------------------------------------------------------------------------------------------------
             Utah - 1.5%
        750  City of Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds (South Davis Community
              Hospital Project), Series 1998, 5.750%, 12/15/18
        270  Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21
-------------------------------------------------------------------------------------------------------------------
             Virginia - 3.9%
      1,500  Industrial Development Authority of Rockbridge County, Virginia, Series 2001C, Virginia Horse Center
              Revenue and Refunding Bonds, 6.850%, 7/15/21
        850  Virginia Small Business Financing Authority, Industrial Development Revenue Bonds (S.I.L. Clean Water,
              LLC Project), Series 1999, 7.250%, 11/01/09

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**

Ohio (continued)
Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds (Bay Shore Power Project),
Convertible Series 1998B:
 6.625%, 9/01/20 (Alternative Minimum Tax)                                                                 9/09 at 102       N/R
 6.625%, 9/01/20 (Alternative Minimum Tax)                                                                 9/09 at 102       N/R

Pennsylvania - 10.9%
Allegheny County Hospital Development Authority, Pennsylvania, Health System Revenue Bonds,               11/10 at 102        B+
 Series 2000B (West Penn Allegheny Health System), 9.250%, 11/15/30
Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding         No Opt. Call      BBB-
 Bonds, Series 2000 (Panther Creek Partners Project), 6.650%, 5/01/10 (Alternative Minimum Tax)
Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services First          11/04 at 102   BBB-***
 Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)
Pennsylvania Economic Development Finance Authority, Resource Recovery Revenue Bonds,                      1/04 at 102      BBB-
 Senior Series 1994A (Northampton Generating Project), 6.400%, 1/01/09 (Alternative Minimum Tax)

Rhode Island - 0.3%
City of Central Falls, Rhode Island, General Obligation School Bonds, 6.250%, 5/15/20                      5/09 at 102        AA

South Carolina - 3.4%
Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed           5/11 at 101        A1
 Bonds, Series 2001B, 6.000%, 5/15/22

Texas - 0.1%
Harris County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds (Windfern Pointe       7/12 at 103         B
 and Waterford Place Apartments Projects), 1999 Series D Junior Subordinate Lien, 9.000%, 7/01/29

Utah - 1.5%
City of Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds (South Davis Community            12/08 at 101       N/R
 Hospital Project), Series 1998, 5.750%, 12/15/18
Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21              7/09 at 101 1/2       Aa2

Virginia - 3.9%
Industrial Development Authority of Rockbridge County, Virginia, Series 2001C, Virginia Horse Center       7/11 at 100      Baa3
 Revenue and Refunding Bonds, 6.850%, 7/15/21
Virginia Small Business Financing Authority, Industrial Development Revenue Bonds (S.I.L. Clean Water,    No Opt. Call       N/R
 LLC Project), Series 1999, 7.250%, 11/01/09

                                                                                                                Market
Description                                                                                                      Value

Ohio (continued)
Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds (Bay Shore Power Project),
Convertible Series 1998B:
 6.625%, 9/01/20 (Alternative Minimum Tax)                                                                 $   672,672
 6.625%, 9/01/20 (Alternative Minimum Tax)                                                                     768,768

Pennsylvania - 10.9%
Allegheny County Hospital Development Authority, Pennsylvania, Health System Revenue Bonds,                  3,378,880
 Series 2000B (West Penn Allegheny Health System), 9.250%, 11/15/30
Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding              796,815
 Bonds, Series 2000 (Panther Creek Partners Project), 6.650%, 5/01/10 (Alternative Minimum Tax)
Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services First               985,131
 Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)
Pennsylvania Economic Development Finance Authority, Resource Recovery Revenue Bonds,                        1,431,024
 Senior Series 1994A (Northampton Generating Project), 6.400%, 1/01/09 (Alternative Minimum Tax)

Rhode Island - 0.3%
City of Central Falls, Rhode Island, General Obligation School Bonds, 6.250%, 5/15/20                          152,852

South Carolina - 3.4%
Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed             2,089,700
 Bonds, Series 2001B, 6.000%, 5/15/22

Texas - 0.1%
Harris County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds (Windfern Pointe            84,000
 and Waterford Place Apartments Projects), 1999 Series D Junior Subordinate Lien, 9.000%, 7/01/29

Utah - 1.5%
City of Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds (South Davis Community                 647,183
 Hospital Project), Series 1998, 5.750%, 12/15/18
Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21                      290,331

Virginia - 3.9%
Industrial Development Authority of Rockbridge County, Virginia, Series 2001C, Virginia Horse Center         1,519,605
 Revenue and Refunding Bonds, 6.850%, 7/15/21
Virginia Small Business Financing Authority, Industrial Development Revenue Bonds (S.I.L. Clean Water,         874,888
 LLC Project), Series 1999, 7.250%, 11/01/09

----
10

   Principal                                                                             Optional Call                Market
Amount (000)  Description                                                                  Provisions* Ratings**       Value
----------------------------------------------------------------------------------------------------------------------------
              Washington - 5.0%

    $ 3,000   Port of Seattle, Washington, Passenger Facility Charge Revenue Bonds,       12/08 at 101       AAA $ 3,044,580
               Series 1998B, 5.300%,12/01/16
               (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 4.3%

        150   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       11/09 at 101       N/R     152,113
               Series 1999 (FH Healthcare Development, Inc. Project), 6.250%, 11/15/20

      2,500   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,        2/12 at 100      BBB+   2,444,550
               Marshfield Clinic, Series 2001B, 6.000%, 2/15/25
----------------------------------------------------------------------------------------------------------------------------
    $76,177   Total Investments (cost $57,195,833) - 97.1%                                                        59,223,373
==============--------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.9%                                                                 1,754,017
              --------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                  $60,977,390
              ==============================================================================================================

*   Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**  Ratings: Using the higher of Standard & Poor's or Moody's rating.
*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
    Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
#   Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
11

Portfolio of Investments (Unaudited)
Nuveen All-American Municipal Bond Fund
October 31, 2001

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Alabama - 1.9%

   $     25  Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds (Collateralized Home
              Mortgage Revenue Bond Program), 1994 Series A-1 Bonds, 6.600%, 4/01/19
        200  Alabama State Docks Department, Docks Facilities Revenue Bonds, Series 1996, 6.100%, 10/01/13
              (Alternative Minimum Tax)
        400  The Utilities Board of the City of Bayou La Batre, Alabama, Water and Sewer Revenue Refunding and
              Improvement Bonds, Series 1997, 5.750%, 3/01/27
        100  The Industrial Development Board of the Town of Courtland, Alabama, Solid Waste Disposal Revenue
              Bonds (Champion International Paper Corporation Project), Series 1995A, 6.500%, 9/01/25 (Alternative
              Minimum Tax)
        100  Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D, 5.750%, 2/01/27
        500  The Industrial Development Board of Phenix City, Alabama, Environmental Improvement Revenue Refunding
              Bonds (Mead Coated Board Project), Series 1998A, 5.300%, 4/01/27 (Alternative Minimum Tax)
      5,000  Southeast Alabama Gas District, Alabama, General System Revenue Bonds, Refunding Series A,
              5.500%, 6/01/20
        250  The Industrial Development Board of the City of Tallassee, Alabama, Industrial Revenue Bonds (Dow-United
              Technologies Composite Products), Series 1996-A, 6.100%, 8/01/14 (Pre-refunded to 8/01/06)
-----------------------------------------------------------------------------------------------------------------------

             Alaska - 1.2%

      3,000  Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, Series 1999, 6.000%, 9/01/24
      1,000  Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2001, 5.500%, 6/01/29
-----------------------------------------------------------------------------------------------------------------------

             Arizona - 1.7%

      2,100  Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C. Lincoln Health Network),
              Series 2000, 7.000%, 12/01/25
      2,500  The Industrial Development Authority of the County of Maricopa, Arizona, Health Facilities Revenue Bonds
              (Catholic Healthcare West Project), 1998 Series A, 5.000%, 7/01/21
      2,150  The Industrial Development Authority of the County of Yavapai, Arizona, Industrial Development Revenue
              Bonds, 1998 Series (Citizens Utilities Company Project), 5.450%, 6/01/33 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------

             Arkansas - 0.6%

      2,200  Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Series 2001 (Biosciences
              Institute College), 5.125%, 12/01/28
-----------------------------------------------------------------------------------------------------------------------

             California - 3.5%

      8,000  Contra Costa Home Mortgage Finance Authority, California, 1984 Home Mortgage Revenue Bonds,
              0.000%, 9/01/17

      2,000  Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,
              0.000%, 1/01/05

      2,000  Long Beach Aquarium of the Pacific Revenue Bonds, California (Aquarium of the Pacific Project),
              1995 Series A, 6.125%, 7/01/23 (Pre-refunded to 7/01/05)

      4,000  Regional Airports Improvement Corporation, California, Facilities Sublease Refunding Revenue Bonds, Issue
              of 1996 (Delta Air Lines, Inc. - Los Angeles International Airport), 6.350%, 11/01/25

             Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds (Procter & Gamble
             Project), 1995 Series:
        500   6.200%, 7/01/06
      1,000   6.500%, 7/01/21 (Pre-refunded to 7/01/05)
-----------------------------------------------------------------------------------------------------------------------

             Colorado - 4.0%

       6,000 E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway
              Revenue Bonds (E-470 Project), Senior Bonds Series C, 0.000%, 8/31/05

       2,000 E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Senior
              Revenue Bonds, Series 1986B, 6.950%, 8/31/20 (Pre-refunded to 8/31/05)

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------

Alabama - 1.9%

Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds (Collateralized Home               4/04 at 102
 Mortgage Revenue Bond Program), 1994 Series A-1 Bonds, 6.600%, 4/01/19
Alabama State Docks Department, Docks Facilities Revenue Bonds, Series 1996, 6.100%, 10/01/13             10/06 at 102
 (Alternative Minimum Tax)
The Utilities Board of the City of Bayou La Batre, Alabama, Water and Sewer Revenue Refunding and          3/07 at 102
 Improvement Bonds, Series 1997, 5.750%, 3/01/27
The Industrial Development Board of the Town of Courtland, Alabama, Solid Waste Disposal Revenue           9/05 at 102
 Bonds (Champion International Paper Corporation Project), Series 1995A, 6.500%, 9/01/25 (Alternative
 Minimum Tax)
Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D, 5.750%, 2/01/27                           2/07 at 101
The Industrial Development Board of Phenix City, Alabama, Environmental Improvement Revenue Refunding      4/08 at 102
 Bonds (Mead Coated Board Project), Series 1998A, 5.300%, 4/01/27 (Alternative Minimum Tax)
Southeast Alabama Gas District, Alabama, General System Revenue Bonds, Refunding Series A,                 6/10 at 102
 5.500%, 6/01/20
The Industrial Development Board of the City of Tallassee, Alabama, Industrial Revenue Bonds (Dow-United   8/06 at 102
 Technologies Composite Products), Series 1996-A, 6.100%, 8/01/14 (Pre-refunded to 8/01/06)
------------------------------------------------------------------------------------------------------------------------

Alaska - 1.2%

Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, Series 1999, 6.000%, 9/01/24         9/09 at 101
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Revenue Bonds,        6/11 at 100
 Series 2001, 5.500%, 6/01/29
------------------------------------------------------------------------------------------------------------------------

Arizona - 1.7%

Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C. Lincoln Health Network),      12/10 at 102
 Series 2000, 7.000%, 12/01/25
The Industrial Development Authority of the County of Maricopa, Arizona, Health Facilities Revenue Bonds   7/08 at 101
 (Catholic Healthcare West Project), 1998 Series A, 5.000%, 7/01/21
The Industrial Development Authority of the County of Yavapai, Arizona, Industrial Development Revenue     6/07 at 101
 Bonds, 1998 Series (Citizens Utilities Company Project), 5.450%, 6/01/33 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------

Arkansas - 0.6%

Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Series 2001 (Biosciences        12/11 at 100
 Institute College), 5.125%, 12/01/28
------------------------------------------------------------------------------------------------------------------------

California - 3.5%


Contra Costa Home Mortgage Finance Authority, California, 1984 Home Mortgage Revenue Bonds,               No Opt. Call
 0.000%, 9/01/17

Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,       No Opt. Call
 0.000%, 1/01/05

Long Beach Aquarium of the Pacific Revenue Bonds, California (Aquarium of the Pacific Project),            7/05 at 102
 1995 Series A, 6.125%, 7/01/23 (Pre-refunded to 7/01/05)

Regional Airports Improvement Corporation, California, Facilities Sublease Refunding Revenue Bonds, Issue  5/06 at 102
 of 1996 (Delta Air Lines, Inc. - Los Angeles International Airport), 6.350%, 11/01/25

Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds (Procter & Gamble
Project), 1995 Series:
 6.200%, 7/01/06                                                                                           7/05 at 102
 6.500%, 7/01/21 (Pre-refunded to 7/01/05)                                                                 7/05 at 102
------------------------------------------------------------------------------------------------------------------------

Colorado - 4.0%


E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway         No Opt. Call
 Revenue Bonds (E-470 Project), Senior Bonds Series C, 0.000%, 8/31/05

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Senior           8/05 at 103
 Revenue Bonds, Series 1986B, 6.950%, 8/31/20 (Pre-refunded to 8/31/05)

                                                                                                                          Market
Description                                                                                               Ratings**        Value
---------------------------------------------------------------------------------------------------------------------------------

Alabama - 1.9%

Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds (Collateralized Home                    Aaa    $  26,272
 Mortgage Revenue Bond Program), 1994 Series A-1 Bonds, 6.600%, 4/01/19
Alabama State Docks Department, Docks Facilities Revenue Bonds, Series 1996, 6.100%, 10/01/13                   AAA      217,392
 (Alternative Minimum Tax)
The Utilities Board of the City of Bayou La Batre, Alabama, Water and Sewer Revenue Refunding and                AA      409,884
 Improvement Bonds, Series 1997, 5.750%, 3/01/27
The Industrial Development Board of the Town of Courtland, Alabama, Solid Waste Disposal Revenue                BBB      103,114
 Bonds (Champion International Paper Corporation Project), Series 1995A, 6.500%, 9/01/25 (Alternative
 Minimum Tax)
Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D, 5.750%, 2/01/27                                AAA      105,158
The Industrial Development Board of Phenix City, Alabama, Environmental Improvement Revenue Refunding            A3      484,910
 Bonds (Mead Coated Board Project), Series 1998A, 5.300%, 4/01/27 (Alternative Minimum Tax)
Southeast Alabama Gas District, Alabama, General System Revenue Bonds, Refunding Series A,                      Aaa    5,243,100
 5.500%, 6/01/20
The Industrial Development Board of the City of Tallassee, Alabama, Industrial Revenue Bonds (Dow-United         A1***   285,463
 Technologies Composite Products), Series 1996-A, 6.100%, 8/01/14 (Pre-refunded to 8/01/06)
---------------------------------------------------------------------------------------------------------------------------------

Alaska - 1.2%

Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, Series 1999, 6.000%, 9/01/24              AAA    3,291,300
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Revenue Bonds,             Aa3    1,004,010
 Series 2001, 5.500%, 6/01/29
---------------------------------------------------------------------------------------------------------------------------------

Arizona - 1.7%

Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C. Lincoln Health Network),            BBB    2,185,239
 Series 2000, 7.000%, 12/01/25
The Industrial Development Authority of the County of Maricopa, Arizona, Health Facilities Revenue Bonds        BBB    2,205,525
 (Catholic Healthcare West Project), 1998 Series A, 5.000%, 7/01/21
The Industrial Development Authority of the County of Yavapai, Arizona, Industrial Development Revenue          BBB    1,815,976
 Bonds, 1998 Series (Citizens Utilities Company Project), 5.450%, 6/01/33 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------

Arkansas - 0.6%

Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Series 2001 (Biosciences              Aa2    2,186,822
 Institute College), 5.125%, 12/01/28
---------------------------------------------------------------------------------------------------------------------------------

California - 3.5%


Contra Costa Home Mortgage Finance Authority, California, 1984 Home Mortgage Revenue Bonds,                     AAA    3,500,160
 0.000%, 9/01/17

Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,             AAA    1,828,860
 0.000%, 1/01/05

Long Beach Aquarium of the Pacific Revenue Bonds, California (Aquarium of the Pacific Project),                 AAA    2,269,620
 1995 Series A, 6.125%, 7/01/23 (Pre-refunded to 7/01/05)

Regional Airports Improvement Corporation, California, Facilities Sublease Refunding Revenue Bonds, Issue       BB+    3,424,680
 of 1996 (Delta Air Lines, Inc. - Los Angeles International Airport), 6.350%, 11/01/25

Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds (Procter & Gamble
Project), 1995 Series:
 6.200%, 7/01/06                                                                                                BBB      549,265
 6.500%, 7/01/21 (Pre-refunded to 7/01/05)                                                                      AAA    1,161,560
---------------------------------------------------------------------------------------------------------------------------------

Colorado - 4.0%

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway               AAA    5,326,560
 Revenue Bonds (E-470 Project), Senior Bonds Series C, 0.000%, 8/31/05

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Senior                AAA    2,348,620
 Revenue Bonds, Series 1986B, 6.950%, 8/31/20 (Pre-refunded to 8/31/05)

----
12

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

    $  1,000 Colorado Health Facilities Authority, Hospital Revenue Bonds (Parkview Medical Center, Inc. Project), Series
              2001, 6.500%, 9/01/20

       2,500 Colorado Housing and Finance Authority, Single Family Program Senior Bonds, 2000 Series D-2, 6.900%,
              4/01/29 (Alternative Minimum Tax)

       2,500 Hyland Hills Park and Recreation District, Adams County, Colorado Special Revenue Refunding and
              Improvement Bonds, Series 1996A, 6.750%, 12/15/15
--------------------------------------------------------------------------------------------------------------------------

             Connecticut - 3.6%

             City of Bridgeport, Connecticut, General Obligation Bonds, 2000 Series A, Residual Option Longs II R-45:
       2,360  11.390%, 7/15/16 (IF)
       2,600  11.320%, 7/15/17 (IF)

       4,000 Housing Authority of the City of Bridgeport, Connecticut, Multifamily Housing Revenue Bonds (Stratfield
              Apartments Project), Series 1999, 7.250%, 12/01/24

       2,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program
              Issue, Series 1994 (AHF/Hartford, Inc. Project), 7.125%, 11/01/14
--------------------------------------------------------------------------------------------------------------------------

             District of Columbia - 0.9%

       3,100 District of Columbia, University Revenue Bonds, The George Washington University Issue, Series 2001A,
              5.125%, 9/15/31
--------------------------------------------------------------------------------------------------------------------------

             Florida - 3.1%

       3,510 Florida Housing Finance Corporation, Revenue Bonds, Series 2000W-1 (Wyndham Place Apartments
              Project), 5.850%, 1/01/41 (Alternative Minimum Tax)

       2,715 Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 (Alternative
              Minimum Tax)

       1,900 Nassau County, Florida, ICF/MR Revenue Bonds (GF/Amelia Island Properties, Inc. Project), Series 1993A,
              9.750%, 1/01/23

       1,965 Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
              Project), Series 1995A, 7.500%, 5/01/10 (Alternative Minimum Tax)

         645 Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
              Project), Series 1997C, 7.500%, 5/01/21
--------------------------------------------------------------------------------------------------------------------------

             Illinois - 4.4%

             The County of Champaign, Illinois, General Obligation Bonds (Public Safety Sales Tax Alternate Revenue
             Source), Series 1999:
       1,140  8.250%, 1/01/21
       1,275  8.250%, 1/01/22

       2,000 Illinois Development Finance Authority, Revenue Bonds (The Presbyterian Home Lake Forest Place Project),
              Series 1996B, 6.300%, 9/01/22

             Illinois Educational Facilities Authority, Revenue Refunding Bonds (Columbia College), Series 1992:
       2,815  6.875%, 12/01/17 (Pre-refunded to 12/01/04)
       1,185  6.875%, 12/01/17

       2,000 Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1995A (Fairview Obligated Group),
              7.125%, 8/15/17

       4,000 Illinois Health Facilities Authority, Revenue Bonds (Victory Health Service), Series 1997A, 5.750%, 8/15/27
--------------------------------------------------------------------------------------------------------------------------

             Indiana - 4.0%

       3,000 City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998 (Greencroft Obligated Group),
              5.750%, 8/15/28

       2,295 Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 2000 Series C-3,
              5.650%, 7/01/30

       4,000 Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A (United Air Lines,
              Inc. - Indianapolis Maintenance Center Project), 6.500%, 11/15/31 (Alternative Minimum Tax)

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Health Facilities Authority, Hospital Revenue Bonds (Parkview Medical Center, Inc. Project), Series  9/11 at 100
 2001, 6.500%, 9/01/20

Colorado Housing and Finance Authority, Single Family Program Senior Bonds, 2000 Series D-2, 6.900%,          4/10 at 105
 4/01/29 (Alternative Minimum Tax)

Hyland Hills Park and Recreation District, Adams County, Colorado Special Revenue Refunding and              12/06 at 101
 Improvement Bonds, Series 1996A, 6.750%, 12/15/15
---------------------------------------------------------------------------------------------------------------------------

Connecticut - 3.6%

City of Bridgeport, Connecticut, General Obligation Bonds, 2000 Series A, Residual Option Longs II R-45:
 11.390%, 7/15/16 (IF)                                                                                        7/10 at 101
 11.320%, 7/15/17 (IF)                                                                                        7/10 at 101

Housing Authority of the City of Bridgeport, Connecticut, Multifamily Housing Revenue Bonds (Stratfield      12/09 at 102
 Apartments Project), Series 1999, 7.250%, 12/01/24

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program        11/04 at 102
 Issue, Series 1994 (AHF/Hartford, Inc. Project), 7.125%, 11/01/14
---------------------------------------------------------------------------------------------------------------------------

District of Columbia - 0.9%

District of Columbia, University Revenue Bonds, The George Washington University Issue, Series 2001A,
 5.125%, 9/15/31                                                                                              9/11 at 100
---------------------------------------------------------------------------------------------------------------------------

Florida - 3.1%

Florida Housing Finance Corporation, Revenue Bonds, Series 2000W-1 (Wyndham Place Apartments
 Project), 5.850%, 1/01/41 (Alternative Minimum Tax)                                                          1/11 at 100

Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 (Alternative
 Minimum Tax)                                                                                                11/10 at 100

Nassau County, Florida, ICF/MR Revenue Bonds (GF/Amelia Island Properties, Inc. Project), Series 1993A,
 9.750%, 1/01/23                                                                                              1/03 at 103

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
 Project), Series 1995A, 7.500%, 5/01/10 (Alternative Minimum Tax)                                            5/06 at 102

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
 Project), Series 1997C, 7.500%, 5/01/21                                                                      5/07 at 102
---------------------------------------------------------------------------------------------------------------------------

Illinois - 4.4%

The County of Champaign, Illinois, General Obligation Bonds (Public Safety Sales Tax Alternate Revenue
Source), Series 1999:
 8.250%, 1/01/21                                                                                             No Opt. Call
 8.250%, 1/01/22                                                                                             No Opt. Call

Illinois Development Finance Authority, Revenue Bonds (The Presbyterian Home Lake Forest Place Project),      9/06 at 102
 Series 1996B, 6.300%, 9/01/22

Illinois Educational Facilities Authority, Revenue Refunding Bonds (Columbia College), Series 1992:
 6.875%, 12/01/17 (Pre-refunded to 12/01/04)                                                                 12/04 at 100
 6.875%, 12/01/17                                                                                            12/04 at 100

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1995A (Fairview Obligated Group),       8/06 at 102
 7.125%, 8/15/17

Illinois Health Facilities Authority, Revenue Bonds (Victory Health Service), Series 1997A, 5.750%, 8/15/27   8/07 at 101
---------------------------------------------------------------------------------------------------------------------------

Indiana - 4.0%

City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998 (Greencroft Obligated Group),                   8/08 at 101
 5.750%, 8/15/28

Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 2000 Series C-3,                     1/10 at 100
 5.650%, 7/01/30

Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A (United Air Lines,   11/05 at 102
 Inc. - Indianapolis Maintenance Center Project), 6.500%, 11/15/31 (Alternative Minimum Tax)


Description                                                                                                  Ratings**
--------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Health Facilities Authority, Hospital Revenue Bonds (Parkview Medical Center, Inc. Project), Series      Baa1
 2001, 6.500%, 9/01/20

Colorado Housing and Finance Authority, Single Family Program Senior Bonds, 2000 Series D-2, 6.900%,                AA
 4/01/29 (Alternative Minimum Tax)

Hyland Hills Park and Recreation District, Adams County, Colorado Special Revenue Refunding and                    N/R
 Improvement Bonds, Series 1996A, 6.750%, 12/15/15
--------------------------------------------------------------------------------------------------------------------------

Connecticut - 3.6%

City of Bridgeport, Connecticut, General Obligation Bonds, 2000 Series A, Residual Option Longs II R-45:
 11.390%, 7/15/16 (IF)                                                                                             N/R
 11.320%, 7/15/17 (IF)                                                                                             N/R

Housing Authority of the City of Bridgeport, Connecticut, Multifamily Housing Revenue Bonds (Stratfield            N/R
 Apartments Project), Series 1999, 7.250%, 12/01/24

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program              AAA
 Issue, Series 1994 (AHF/Hartford, Inc. Project), 7.125%, 11/01/14
--------------------------------------------------------------------------------------------------------------------------

District of Columbia - 0.9%

District of Columbia, University Revenue Bonds, The George Washington University Issue, Series 2001A,
 5.125%, 9/15/31                                                                                                   AAA
--------------------------------------------------------------------------------------------------------------------------

Florida - 3.1%

Florida Housing Finance Corporation, Revenue Bonds, Series 2000W-1 (Wyndham Place Apartments
 Project), 5.850%, 1/01/41 (Alternative Minimum Tax)                                                               AAA

Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 (Alternative
 Minimum Tax)                                                                                                      Aaa

Nassau County, Florida, ICF/MR Revenue Bonds (GF/Amelia Island Properties, Inc. Project), Series 1993A,
 9.750%, 1/01/23                                                                                                   N/R

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
 Project), Series 1995A, 7.500%, 5/01/10 (Alternative Minimum Tax)                                                 N/R

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
 Project), Series 1997C, 7.500%, 5/01/21                                                                           N/R
--------------------------------------------------------------------------------------------------------------------------

Illinois - 4.4%

The County of Champaign, Illinois, General Obligation Bonds (Public Safety Sales Tax Alternate Revenue
Source), Series 1999:
 8.250%, 1/01/21                                                                                                   AAA
 8.250%, 1/01/22                                                                                                   AAA

Illinois Development Finance Authority, Revenue Bonds (The Presbyterian Home Lake Forest Place Project),           AAA
 Series 1996B, 6.300%, 9/01/22

Illinois Educational Facilities Authority, Revenue Refunding Bonds (Columbia College), Series 1992:
 6.875%, 12/01/17 (Pre-refunded to 12/01/04)                                                                       N/R***
 6.875%, 12/01/17                                                                                                  BBB

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1995A (Fairview Obligated Group),            N/R
 7.125%, 8/15/17

Illinois Health Facilities Authority, Revenue Bonds (Victory Health Service), Series 1997A, 5.750%, 8/15/27         A-
--------------------------------------------------------------------------------------------------------------------------

Indiana - 4.0%

City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998 (Greencroft Obligated Group),                        N/R
 5.750%, 8/15/28

Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 2000 Series C-3,                          Aaa
 5.650%, 7/01/30

Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A (United Air Lines,         BB-
 Inc. - Indianapolis Maintenance Center Project), 6.500%, 11/15/31 (Alternative Minimum Tax)

                                                                                                              Market
Description                                                                                                         Value
--------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Health Facilities Authority, Hospital Revenue Bonds (Parkview Medical Center, Inc. Project), Series $  1,054,870
 2001, 6.500%, 9/01/20

Colorado Housing and Finance Authority, Single Family Program Senior Bonds, 2000 Series D-2, 6.900%,            2,886,125
 4/01/29 (Alternative Minimum Tax)

Hyland Hills Park and Recreation District, Adams County, Colorado Special Revenue Refunding and                 2,686,650
 Improvement Bonds, Series 1996A, 6.750%, 12/15/15
--------------------------------------------------------------------------------------------------------------------------

Connecticut - 3.6%

City of Bridgeport, Connecticut, General Obligation Bonds, 2000 Series A, Residual Option Longs II R-45:
 11.390%, 7/15/16 (IF)                                                                                          3,228,504
 11.320%, 7/15/17 (IF)                                                                                          3,496,714

Housing Authority of the City of Bridgeport, Connecticut, Multifamily Housing Revenue Bonds (Stratfield         4,100,160
 Apartments Project), Series 1999, 7.250%, 12/01/24

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program           2,296,900
 Issue, Series 1994 (AHF/Hartford, Inc. Project), 7.125%, 11/01/14
--------------------------------------------------------------------------------------------------------------------------

District of Columbia - 0.9%

District of Columbia, University Revenue Bonds, The George Washington University Issue, Series 2001A,
 5.125%, 9/15/31                                                                                                3,104,805
--------------------------------------------------------------------------------------------------------------------------

Florida - 3.1%

Florida Housing Finance Corporation, Revenue Bonds, Series 2000W-1 (Wyndham Place Apartments
 Project), 5.850%, 1/01/41 (Alternative Minimum Tax)                                                            3,595,188

Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 (Alternative
 Minimum Tax)                                                                                                   2,825,392

Nassau County, Florida, ICF/MR Revenue Bonds (GF/Amelia Island Properties, Inc. Project), Series 1993A,
 9.750%, 1/01/23                                                                                                2,008,281

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
 Project), Series 1995A, 7.500%, 5/01/10 (Alternative Minimum Tax)                                              2,018,193

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
 Project), Series 1997C, 7.500%, 5/01/21                                                                          655,320
--------------------------------------------------------------------------------------------------------------------------

Illinois - 4.4%

The County of Champaign, Illinois, General Obligation Bonds (Public Safety Sales Tax Alternate Revenue
Source), Series 1999:
 8.250%, 1/01/21                                                                                                1,600,389
 8.250%, 1/01/22                                                                                                1,801,588

Illinois Development Finance Authority, Revenue Bonds (The Presbyterian Home Lake Forest Place Project),        2,151,140
 Series 1996B, 6.300%, 9/01/22

Illinois Educational Facilities Authority, Revenue Refunding Bonds (Columbia College), Series 1992:
 6.875%, 12/01/17 (Pre-refunded to 12/01/04)                                                                    3,164,370
 6.875%, 12/01/17                                                                                               1,240,458

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1995A (Fairview Obligated Group),         2,023,780
 7.125%, 8/15/17

Illinois Health Facilities Authority, Revenue Bonds (Victory Health Service), Series 1997A, 5.750%, 8/15/27     3,979,360
--------------------------------------------------------------------------------------------------------------------------

Indiana - 4.0%

City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998 (Greencroft Obligated Group),                     2,597,190
 5.750%, 8/15/28

Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 2000 Series C-3,                       2,447,067
 5.650%, 7/01/30

Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A (United Air Lines,      2,619,280
 Inc. - Indianapolis Maintenance Center Project), 6.500%, 11/15/31 (Alternative Minimum Tax)

----
13

Portfolio of Investments (Unaudited)
Nuveen All-American Municipal Bond Fund (continued)
October 31, 2001

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Indiana (continued)

    $    500 Hospital Authority of Monroe County, Indiana, Hospital Revenue Bonds, Series 1992 (Bloomington Hospital
              Project), 6.700%, 5/01/12 (Pre-refunded to 5/01/02)

       1,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Series B (Indiana/Michigan Power Company
              Project), 7.600%, 3/01/16

       5,000 Sullivan, Indiana, Pollution Control Revenue Refunding Bonds, Series 1993C (Indiana/Michigan Power
              Company Project), 5.950%, 5/01/09
---------------------------------------------------------------------------------------------------------------------

             Kentucky - 6.0%

       5,000 County of Henderson, Kentucky, Solid Waste Disposal Revenue Bonds (MacMillan Bloedel Project),
              Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

       2,000 Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement Revenue
              Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project), 5.875%, 10/01/22

       5,000 Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System
              Revenue Bonds, Series 1994A, 6.750%, 5/15/25 (Pre-refunded to 11/15/04)

       5,000 Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System
              Revenue Bonds, 2001 Series A, 5.500%, 5/15/34 (WI, settling 11/07/01)

       3,500 Pendleton County, Kentucky, County Lease Revenue Bonds (Kentucky Associated Counties Leasing Trust
              Program), Series 1993-A, 6.500%, 3/01/19
---------------------------------------------------------------------------------------------------------------------

             Louisiana - 1.1%


       1,960 Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A,
              7.000%, 10/01/31 (Alternative Minimum Tax)

       1,800 City of New Orleans Audubon Park Commission, Louisiana, Aquarium Revenue Bonds, Series 1992, 8.000%,
              4/01/12 (Pre-refunded to 4/01/02)
---------------------------------------------------------------------------------------------------------------------

             Maryland - 1.5%


       2,000 Maryland Energy Financing Administration, Limited Obligation Solid Waste Disposal Revenue Bonds
              (Wheelabrator Water Technologies Baltimore LLC Projects), 1996 Series, 6.450%, 12/01/16 (Alternative
              Minimum Tax)

       3,500 Maryland Economic Development Corporation, Student Housing Revenue Bonds (Collegiate Housing
              Foundation - University Courtyard Project), Series 1999A, 5.750%, 6/01/31
---------------------------------------------------------------------------------------------------------------------

             Massachusetts - 1.3%


       1,750 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System
              Issue, Series B, 5.125%, 7/01/19

       3,000 Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill
              Project), Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------

             Michigan - 2.2%


       7,000 Michigan State Hospital Finance Authority, Hospital Revenue Bonds (The Detroit Medical Center Obligated
              Group), Series 1998A, 5.250%, 8/15/23

       2,000 Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds (NOMC Obligated Group),
              Series 1993, 6.000%, 8/01/13
---------------------------------------------------------------------------------------------------------------------

             Minnesota - 1.2%


       4,000 Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1997 Series G, Remarketed,
              6.000%, 1/01/18
---------------------------------------------------------------------------------------------------------------------

             New Hampshire - 0.4%


         700 New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue Bonds, Catholic
              Medical Center Issue, Series 1989, 6.000%, 7/01/17

         600 New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue Bonds, St. Joseph
              Hospital Issue, Series 1991, 7.500%, 1/01/16

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Hospital Authority of Monroe County, Indiana, Hospital Revenue Bonds, Series 1992 (Bloomington Hospital  5/02 at 101        AAA
 Project), 6.700%, 5/01/12 (Pre-refunded to 5/01/02)

Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Series B (Indiana/Michigan Power Company   3/02 at 101       BBB+
 Project), 7.600%, 3/01/16

Sullivan, Indiana, Pollution Control Revenue Refunding Bonds, Series 1993C (Indiana/Michigan Power       5/03 at 102       BBB+
 Company Project), 5.950%, 5/01/09
--------------------------------------------------------------------------------------------------------------------------------

Kentucky - 6.0%


County of Henderson, Kentucky, Solid Waste Disposal Revenue Bonds (MacMillan Bloedel Project),           3/05 at 102         A-
 Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement Revenue       4/08 at 102        BB-
 Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project), 5.875%, 10/01/22

Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System        11/04 at 102        AAA
 Revenue Bonds, Series 1994A, 6.750%, 5/15/25 (Pre-refunded to 11/15/04)

Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System        11/11 at 101        AAA
 Revenue Bonds, 2001 Series A, 5.500%, 5/15/34 (WI, settling 11/07/01)

Pendleton County, Kentucky, County Lease Revenue Bonds (Kentucky Associated Counties Leasing Trust       3/03 at 102          A
 Program), Series 1993-A, 6.500%, 3/01/19
--------------------------------------------------------------------------------------------------------------------------------

Louisiana - 1.1%


Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A,  4/10 at 105        Aaa
 7.000%, 10/01/31 (Alternative Minimum Tax)

City of New Orleans Audubon Park Commission, Louisiana, Aquarium Revenue Bonds, Series 1992, 8.000%,     4/02 at 102     N/R***
 4/01/12 (Pre-refunded to 4/01/02)
--------------------------------------------------------------------------------------------------------------------------------

Maryland - 1.5%

Maryland Energy Financing Administration, Limited Obligation Solid Waste Disposal Revenue Bonds         12/06 at 102         A-
 (Wheelabrator Water Technologies Baltimore LLC Projects), 1996 Series, 6.450%, 12/01/16 (Alternative
 Minimum Tax)

Maryland Economic Development Corporation, Student Housing Revenue Bonds (Collegiate Housing             6/09 at 102       Baa3
 Foundation - University Courtyard Project), Series 1999A, 5.750%, 6/01/31
--------------------------------------------------------------------------------------------------------------------------------

Massachusetts - 1.3%


Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System     7/09 at 101        AA-
 Issue, Series B, 5.125%, 7/01/19

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill     12/08 at 102        BBB
 Project), Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------

Michigan - 2.2%


Michigan State Hospital Finance Authority, Hospital Revenue Bonds (The Detroit Medical Center Obligated  8/08 at 101       BBB-
 Group), Series 1998A, 5.250%, 8/15/23

Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds (NOMC Obligated Group),   8/03 at 102       BBB-
 Series 1993, 6.000%, 8/01/13
--------------------------------------------------------------------------------------------------------------------------------

Minnesota - 1.2%


Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1997 Series G, Remarketed,               7/10 at 101        AA+
 6.000%, 1/01/18
--------------------------------------------------------------------------------------------------------------------------------

New Hampshire - 0.4%


New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue Bonds, Catholic       1/02 at 100       BBB+
 Medical Center Issue, Series 1989, 6.000%, 7/01/17

New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue Bonds, St. Joseph     1/02 at 101       BBB+
 Hospital Issue, Series 1991, 7.500%, 1/01/16


                                                                                                              Market
Description                                                                                                    Value
---------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Hospital Authority of Monroe County, Indiana, Hospital Revenue Bonds, Series 1992 (Bloomington Hospital $    516,495
 Project), 6.700%, 5/01/12 (Pre-refunded to 5/01/02)

Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Series B (Indiana/Michigan Power Company     1,022,000
 Project), 7.600%, 3/01/16

Sullivan, Indiana, Pollution Control Revenue Refunding Bonds, Series 1993C (Indiana/Michigan Power         5,155,650
 Company Project), 5.950%, 5/01/09
---------------------------------------------------------------------------------------------------------------------

Kentucky - 6.0%

County of Henderson, Kentucky, Solid Waste Disposal Revenue Bonds (MacMillan Bloedel Project),             5,256,950
 Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement Revenue         1,544,920
 Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project), 5.875%, 10/01/22

Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System           5,702,050
 Revenue Bonds, Series 1994A, 6.750%, 5/15/25 (Pre-refunded to 11/15/04)

Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System           5,276,050
 Revenue Bonds, 2001 Series A, 5.500%, 5/15/34 (WI, settling 11/07/01)

Pendleton County, Kentucky, County Lease Revenue Bonds (Kentucky Associated Counties Leasing Trust         3,640,700
 Program), Series 1993-A, 6.500%, 3/01/19
---------------------------------------------------------------------------------------------------------------------

Louisiana - 1.1%


Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A,    2,209,312
 7.000%, 10/01/31 (Alternative Minimum Tax)

City of New Orleans Audubon Park Commission, Louisiana, Aquarium Revenue Bonds, Series 1992, 8.000%,       1,879,092
 4/01/12 (Pre-refunded to 4/01/02)
---------------------------------------------------------------------------------------------------------------------

Maryland - 1.5%

Maryland Energy Financing Administration, Limited Obligation Solid Waste Disposal Revenue Bonds            2,130,120
 (Wheelabrator Water Technologies Baltimore LLC Projects), 1996 Series, 6.450%, 12/01/16 (Alternative
 Minimum Tax)

Maryland Economic Development Corporation, Student Housing Revenue Bonds (Collegiate Housing               3,424,365
 Foundation - University Courtyard Project), Series 1999A, 5.750%, 6/01/31
---------------------------------------------------------------------------------------------------------------------

Massachusetts - 1.3%


Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System       1,741,828
 Issue, Series B, 5.125%, 7/01/19

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill        2,874,870
 Project), Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------

Michigan - 2.2%


Michigan State Hospital Finance Authority, Hospital Revenue Bonds (The Detroit Medical Center Obligated    6,119,680
 Group), Series 1998A, 5.250%, 8/15/23

Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds (NOMC Obligated Group),     1,796,940
 Series 1993, 6.000%, 8/01/13
---------------------------------------------------------------------------------------------------------------------

Minnesota - 1.2%


Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1997 Series G, Remarketed,                 4,332,040
 6.000%, 1/01/18
---------------------------------------------------------------------------------------------------------------------

New Hampshire - 0.4%


New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue Bonds, Catholic           700,210
 Medical Center Issue, Series 1989, 6.000%, 7/01/17

New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue Bonds, St. Joseph         608,844
 Hospital Issue, Series 1991, 7.500%, 1/01/16

----
14

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             New Jersey - 3.4%

    $  2,300 New Jersey Economic Development Authority, Electric Energy Facility Revenue Bonds (Vineland
              Cogeneration Limited Partnership Project), Series 1992, 7.875%, 6/01/19 (Alternative Minimum Tax)

             New Jersey Turnpike Authority, Turnpike Revenue Reset Option Certificates II-R Trust (Salomon Brothers
             Holding Company, Inc.) Series 23:
       3,335  11.220%, 1/01/11 (IF)
       2,920  12.520%, 1/01/16 (IF)
-----------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.8%

       2,800 City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Series 1997A (Public Service
              Company of New Mexico - San Juan Project), 5.800%, 4/01/22
-----------------------------------------------------------------------------------------------------------------------

            New York - 7.6%

       2,780 Village of East Rochester Housing Authority, New York, 1999 Multifamily Senior Housing Revenue Bonds
              (Jefferson Park Apartments Project), 6.750%, 3/01/30

       1,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,
             5.250%, 4/01/23

             The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series D:
         685  7.500%, 2/01/17 (Pre-refunded to 2/01/02)
         750  7.500%, 2/01/18 (Pre-refunded to 2/01/02)

         115 The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 6.250%, 4/15/27
              (Pre-refunded to 4/15/07)

             The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B:
       1,290  7.500%, 2/01/09 (Pre-refunded to 2/01/02)
         610  7.500%, 2/01/09

       2,700 New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest
              Certificates, Series 319, 13.330%, 11/01/17 (IF)

      2,500  Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue
              Bonds, Series 1995 (Roswell Park Cancer Center), 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

             New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A:
       2,630  6.375%, 9/15/15 (Pre-refunded to 9/15/07)
         370  6.375%, 9/15/15

       2,125 New York State Urban Development Corporation, Project Revenue Bonds (University Facilities Grants),
              1995 Refunding Series, 5.500%, 1/01/19

       7,500 The Port Authority of New York and New Jersey, Special Project Bonds, Series 4 (KIAC Partners Project),
              6.750%, 10/01/19 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------

             North Carolina - 0.4%

       1,299 Woodfin Treatment Facility, Inc., North Carolina, Proportionate Interest Certificates, 6.750%, 12/01/13
-----------------------------------------------------------------------------------------------------------------------

            Ohio - 6.0%

       1,350 County of Columbiana, Ohio, County Jail Facilities Construction Bonds (General Obligation - Unlimited
              Tax), 6.700%, 12/01/24

       2,000 County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series 1995, 6.250%,
              8/15/24 (Pre-refunded to 8/15/05)

       1,000 County of Cuyahoga, Ohio, Hospital Facilities Revenue Bonds, Series 1993 (Health Cleveland, Inc. -
              Fairview General Hospital Project), 6.300%, 8/15/15

       2,350 City of Garfield Heights, Ohio, Hospital Improvement and Refunding Revenue Bonds, Series 1992B
              (Marymount Hospital Project), 6.700%, 11/15/15 (Pre-refunded to 11/15/02)

       1,500 County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1991 (Flower Memorial Hospital), 8.125%,
              12/01/11 (Pre-refunded to 12/01/01)

       1,750 County of Miami, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1996A
              (Upper Valley Medical Center), 6.375%, 5/15/26

       5,000 County of Montgomery, Ohio, Hospital Facilities Revenue Bonds, Series 1999 (Kettering Medical Center
              Network Obligated Group), 6.750%, 4/01/18

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.4%

New Jersey Economic Development Authority, Electric Energy Facility Revenue Bonds (Vineland                   6/02 at 102
 Cogeneration Limited Partnership Project), Series 1992, 7.875%, 6/01/19 (Alternative Minimum Tax)

New Jersey Turnpike Authority, Turnpike Revenue Reset Option Certificates II-R Trust (Salomon Brothers
Holding Company, Inc.) Series 23:
 11.220%, 1/01/11 (IF)                                                                                       No Opt. Call
 12.520%, 1/01/16 (IF)                                                                                       No Opt. Call
--------------------------------------------------------------------------------------------------------------------------

New Mexico - 0.8%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Series 1997A (Public Service       4/06 at 101
 Company of New Mexico - San Juan Project), 5.800%, 4/01/22
--------------------------------------------------------------------------------------------------------------------------

New York - 7.6%

Village of East Rochester Housing Authority, New York, 1999 Multifamily Senior Housing Revenue Bonds          3/09 at 103
 (Jefferson Park Apartments Project), 6.750%, 3/01/30

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,                      4/09 at 101
5.250%, 4/01/23

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series D:
 7.500%, 2/01/17 (Pre-refunded to 2/01/02)                                                                2/02 at 101 1/2
 7.500%, 2/01/18 (Pre-refunded to 2/01/02)                                                                2/02 at 101 1/2

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 6.250%, 4/15/27               4/07 at 101
 (Pre-refunded to 4/15/07)

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B:
 7.500%, 2/01/09 (Pre-refunded to 2/01/02)                                                                2/02 at 101 1/2
 7.500%, 2/01/09                                                                                          2/02 at 101 1/2

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest           5/10 at 101
 Certificates, Series 319, 13.330%, 11/01/17 (IF)

Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue          7/05 at 102
 Bonds, Series 1995 (Roswell Park Cancer Center), 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A:
 6.375%, 9/15/15 (Pre-refunded to 9/15/07)                                                                    9/07 at 100
 6.375%, 9/15/15                                                                                              9/05 at 102

New York State Urban Development Corporation, Project Revenue Bonds (University Facilities Grants),          No Opt. Call
 1995 Refunding Series, 5.500%, 1/01/19

The Port Authority of New York and New Jersey, Special Project Bonds, Series 4 (KIAC Partners Project),      10/06 at 102
 6.750%, 10/01/19 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------

North Carolina - 0.4%

Woodfin Treatment Facility, Inc., North Carolina, Proportionate Interest Certificates, 6.750%, 12/01/13      12/03 at 102
--------------------------------------------------------------------------------------------------------------------------

Ohio - 6.0%

County of Columbiana, Ohio, County Jail Facilities Construction Bonds (General Obligation - Unlimited        12/04 at 102
 Tax), 6.700%, 12/01/24

County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series 1995, 6.250%,                8/05 at 102
 8/15/24 (Pre-refunded to 8/15/05)

County of Cuyahoga, Ohio, Hospital Facilities Revenue Bonds, Series 1993 (Health Cleveland, Inc. -            2/03 at 102
 Fairview General Hospital Project), 6.300%, 8/15/15

City of Garfield Heights, Ohio, Hospital Improvement and Refunding Revenue Bonds, Series 1992B               11/02 at 102
 (Marymount Hospital Project), 6.700%, 11/15/15 (Pre-refunded to 11/15/02)

County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1991 (Flower Memorial Hospital), 8.125%,    12/01 at 102
 12/01/11 (Pre-refunded to 12/01/01)

County of Miami, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1996A              5/06 at 102
 (Upper Valley Medical Center), 6.375%, 5/15/26

County of Montgomery, Ohio, Hospital Facilities Revenue Bonds, Series 1999 (Kettering Medical Center          4/10 at 101
 Network Obligated Group), 6.750%, 4/01/18


Description                                                                                               Ratings**
-----------------------------------------------------------------------------------------------------------------------
New Jersey - 3.4%

New Jersey Economic Development Authority, Electric Energy Facility Revenue Bonds (Vineland                     BB+
 Cogeneration Limited Partnership Project), Series 1992, 7.875%, 6/01/19 (Alternative Minimum Tax)

New Jersey Turnpike Authority, Turnpike Revenue Reset Option Certificates II-R Trust (Salomon Brothers
Holding Company, Inc.) Series 23:
 11.220%, 1/01/11 (IF)                                                                                          AAA
 12.520%, 1/01/16 (IF)                                                                                          AAA
-----------------------------------------------------------------------------------------------------------------------

New Mexico - 0.8%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Series 1997A (Public Service        Baa3
 Company of New Mexico - San Juan Project), 5.800%, 4/01/22
-----------------------------------------------------------------------------------------------------------------------

New York - 7.6%

Village of East Rochester Housing Authority, New York, 1999 Multifamily Senior Housing Revenue Bonds            N/R
 (Jefferson Park Apartments Project), 6.750%, 3/01/30

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,                        AAA
5.250%, 4/01/23

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series D:
 7.500%, 2/01/17 (Pre-refunded to 2/01/02)                                                                      Aaa
 7.500%, 2/01/18 (Pre-refunded to 2/01/02)                                                                      Aaa

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 6.250%, 4/15/27                 Aaa
 (Pre-refunded to 4/15/07)

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B:
 7.500%, 2/01/09 (Pre-refunded to 2/01/02)                                                                      Aaa
 7.500%, 2/01/09                                                                                                  A

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest            Aa3...
 Certificates, Series 319, 13.330%, 11/01/17 (IF)

Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue            AAA
 Bonds, Series 1995 (Roswell Park Cancer Center), 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A:
 6.375%, 9/15/15 (Pre-refunded to 9/15/07)                                                                      AAA
 6.375%, 9/15/15                                                                                                AA-

New York State Urban Development Corporation, Project Revenue Bonds (University Facilities Grants),             AA-
 1995 Refunding Series, 5.500%, 1/01/19

The Port Authority of New York and New Jersey, Special Project Bonds, Series 4 (KIAC Partners Project),         N/R
 6.750%, 10/01/19 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------

North Carolina - 0.4%

Woodfin Treatment Facility, Inc., North Carolina, Proportionate Interest Certificates, 6.750%, 12/01/13         N/R
-----------------------------------------------------------------------------------------------------------------------

Ohio - 6.0%

County of Columbiana, Ohio, County Jail Facilities Construction Bonds (General Obligation - Unlimited            AA
 Tax), 6.700%, 12/01/24

County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series 1995, 6.250%,                  AAA
 8/15/24 (Pre-refunded to 8/15/05)

County of Cuyahoga, Ohio, Hospital Facilities Revenue Bonds, Series 1993 (Health Cleveland, Inc. -              Aa3
 Fairview General Hospital Project), 6.300%, 8/15/15

City of Garfield Heights, Ohio, Hospital Improvement and Refunding Revenue Bonds, Series 1992B                  Aa3***
 (Marymount Hospital Project), 6.700%, 11/15/15 (Pre-refunded to 11/15/02)

County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1991 (Flower Memorial Hospital), 8.125%,       N/R***
 12/01/11 (Pre-refunded to 12/01/01)

County of Miami, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1996A               BBB+
 (Upper Valley Medical Center), 6.375%, 5/15/26

County of Montgomery, Ohio, Hospital Facilities Revenue Bonds, Series 1999 (Kettering Medical Center           BBB+
 Network Obligated Group), 6.750%, 4/01/18

                                                                                                                Market
Description                                                                                                      Value
------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.4%

New Jersey Economic Development Authority, Electric Energy Facility Revenue Bonds (Vineland               $  2,356,373
 Cogeneration Limited Partnership Project), Series 1992, 7.875%, 6/01/19 (Alternative Minimum Tax)

New Jersey Turnpike Authority, Turnpike Revenue Reset Option Certificates II-R Trust (Salomon Brothers
Holding Company, Inc.) Series 23:
 11.220%, 1/01/11 (IF)                                                                                       4,944,871
 12.520%, 1/01/16 (IF)                                                                                       4,848,631
------------------------------------------------------------------------------------------------------------------------

New Mexico - 0.8%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Series 1997A (Public Service      2,773,400
 Company of New Mexico - San Juan Project), 5.800%, 4/01/22
------------------------------------------------------------------------------------------------------------------------

New York - 7.6%

Village of East Rochester Housing Authority, New York, 1999 Multifamily Senior Housing Revenue Bonds         2,714,559
 (Jefferson Park Apartments Project), 6.750%, 3/01/30

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,                     1,031,050
5.250%, 4/01/23

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series D:
 7.500%, 2/01/17 (Pre-refunded to 2/01/02)                                                                     704,577
 7.500%, 2/01/18 (Pre-refunded to 2/01/02)                                                                     771,435

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 6.250%, 4/15/27                134,056
 (Pre-refunded to 4/15/07)

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B:
 7.500%, 2/01/09 (Pre-refunded to 2/01/02)                                                                   1,326,868
 7.500%, 2/01/09                                                                                               627,092

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest          3,577,419
 Certificates, Series 319, 13.330%, 11/01/17 (IF)

Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue         2,902,300
 Bonds, Series 1995 (Roswell Park Cancer Center), 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A:
 6.375%, 9/15/15 (Pre-refunded to 9/15/07)                                                                   3,086,752
 6.375%, 9/15/15                                                                                               403,163

New York State Urban Development Corporation, Project Revenue Bonds (University Facilities Grants),          2,298,761
 1995 Refunding Series, 5.500%, 1/01/19

The Port Authority of New York and New Jersey, Special Project Bonds, Series 4 (KIAC Partners Project),      7,754,175
 6.750%, 10/01/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------

North Carolina - 0.4%

Woodfin Treatment Facility, Inc., North Carolina, Proportionate Interest Certificates, 6.750%, 12/01/13      1,328,834
------------------------------------------------------------------------------------------------------------------------

Ohio - 6.0%

County of Columbiana, Ohio, County Jail Facilities Construction Bonds (General Obligation - Unlimited        1,540,701
 Tax), 6.700%, 12/01/24

County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series 1995, 6.250%,               2,276,480
 8/15/24 (Pre-refunded to 8/15/05)

County of Cuyahoga, Ohio, Hospital Facilities Revenue Bonds, Series 1993 (Health Cleveland, Inc. -           1,040,310
 Fairview General Hospital Project), 6.300%, 8/15/15

City of Garfield Heights, Ohio, Hospital Improvement and Refunding Revenue Bonds, Series 1992B               2,506,017
 (Marymount Hospital Project), 6.700%, 11/15/15 (Pre-refunded to 11/15/02)

County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1991 (Flower Memorial Hospital), 8.125%,    1,537,260
 12/01/11 (Pre-refunded to 12/01/01)

County of Miami, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1996A             1,769,933
 (Upper Valley Medical Center), 6.375%, 5/15/26

County of Montgomery, Ohio, Hospital Facilities Revenue Bonds, Series 1999 (Kettering Medical Center         5,356,750
 Network Obligated Group), 6.750%, 4/01/18

----
15

Portfolio of Investments (Unaudited)
Nuveen All-American Municipal Bond Fund (continued)
October 31, 2001

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------------
             Ohio (continued)

     $ 1,750 Ohio Higher Educational Facility Commission, Higher Educational Facility Mortgage Revenue Bonds
              (University of Dayton 1992 Project), 6.600%, 12/01/17

       3,500 County of Shelby, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1992 (The
              Shelby County Memorial Hospital Association), 7.700%, 9/01/18 (Pre-refunded to 9/01/02)
-------------------------------------------------------------------------------------------------------------------------

             Oklahoma - 3.5%


             Edmond Economic Development Authority, Oklahoma, Student Housing Revenue Bonds (Collegiate
             Housing Foundation - Edmond Project), Series 1998A:
        800   5.375%, 12/01/19
      3,150   5.500%, 12/01/28

     10,000  Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, Series 2001B
              (American Airlines, Inc.), 5.650%, 12/01/35 (Mandatory put 12/01/08)
-------------------------------------------------------------------------------------------------------------------------

             Pennsylvania - 4.2%


      1,000  Allegheny County Hospital Development Authority, Pennsylvania, Health System Insured Revenue Bonds,
              Series 2000A (West Penn Allegheny Health System), 6.500%, 11/15/30

      2,500  Allegheny County Higher Education Building Authority, Commonwealth of Pennsylvania, College Revenue
              Bonds, Series 1996A (Robert Morris College), 6.400%, 2/15/14

      5,935  Delaware River Port Authority of Pennsylvania and New Jersey, Revenue Bonds, Series 144,
              10.516%, 1/01/08 (IF)

        500  Falls Township Hospital Authority, Pennsylvania, Refunding Revenue Bonds (The Delaware Valley Medical
              Center Project - FHA-Insured Mortgage), Series 1992, 7.000%, 8/01/22

      1,000  Latrobe Industrial Development Authority, Commonwealth of Pennsylvania, College Revenue Bonds (St.
              Vincent College Project), Series 1994, 6.750%, 5/01/24 (Pre-refunded to 5/01/04)

             City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth Series:
        550   6.375%, 7/01/26 (Pre-refunded to 7/01/03)
      1,150   6.375%, 7/01/26
-------------------------------------------------------------------------------------------------------------------------

             Puerto Rico - 0.1%


        100  Commonwealth of Puerto Rico, Public Improvement Bonds of 1994, General Obligation Bonds,
              6.500%, 7/01/23 (Pre-refunded to 7/01/04)

        165  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series T, 6.375%, 7/01/24 (Pre-refunded to
              7/01/04)

         70  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Refunding Bonds, 1995 Series A (FHA-Insured Mortgage Pila Hospital
              Project), 5.875%, 8/01/12
-------------------------------------------------------------------------------------------------------------------------

             South Carolina - 4.2%

             School District of Berkeley County, South Carolina, Certificates of Participation, Series 1994:
        250   6.250%, 2/01/12 (Pre-refunded to 2/01/04)
      2,225   6.300%, 2/01/16 (Pre-refunded to 2/01/04)

             Charleston Public Facilities Corporation, Charleston County, South Carolina, Certificates of Participation,
             Series 1994B:
        240   6.875%, 6/01/14 (Pre-refunded to 6/01/04)
         10   6.875%, 6/01/14

        400  Board of Trustees of Coastal Carolina University, South Carolina, Revenue Bonds,
              Series 1994, 6.800%, 6/01/19

        200  Greenville Hospital System, Board of Trustees, South Carolina, Hospital Facilities Revenue Bonds, Series
              1990, 6.000%, 5/01/20

             Greenwood County, South Carolina, Hospital Revenue Bonds (Self Memorial Hospital), Series 2001:
      2,500   5.500%, 10/01/26
      3,250   5.500%, 10/01/31

        300  South Carolina Regional Housing Development Corporation No. 1, Multifamily Revenue Refunding Bonds
              (Redwood Village Apartments), Series A, 6.625%, 7/01/17

                                                                                                              Optional Call
Description                                                                                                     Provisions*
----------------------------------------------------------------------------------------------------------------------------
Ohio (continued)

Ohio Higher Educational Facility Commission, Higher Educational Facility Mortgage Revenue Bonds                12/03 at 102
 (University of Dayton 1992 Project), 6.600%, 12/01/17

County of Shelby, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1992 (The           9/02 at 102
 Shelby County Memorial Hospital Association), 7.700%, 9/01/18 (Pre-refunded to 9/01/02)
----------------------------------------------------------------------------------------------------------------------------

Oklahoma - 3.5%

Edmond Economic Development Authority, Oklahoma, Student Housing Revenue Bonds (Collegiate
Housing Foundation - Edmond Project), Series 1998A:
 5.375%, 12/01/19                                                                                              12/08 at 102
 5.500%, 12/01/28                                                                                              12/08 at 102

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, Series 2001B                No. Opt. Call
 (American Airlines, Inc.), 5.650%, 12/01/35 (Mandatory put 12/01/08)
----------------------------------------------------------------------------------------------------------------------------

Pennsylvania - 4.2%

Allegheny County Hospital Development Authority, Pennsylvania, Health System Insured Revenue Bonds,            11/10 at 102
 Series 2000A (West Penn Allegheny Health System), 6.500%, 11/15/30

Allegheny County Higher Education Building Authority, Commonwealth of Pennsylvania, College Revenue             2/06 at 102
 Bonds, Series 1996A (Robert Morris College), 6.400%, 2/15/14

Delaware River Port Authority of Pennsylvania and New Jersey, Revenue Bonds, Series 144,                        1/08 at 100
 10.516%, 1/01/08 (IF)

Falls Township Hospital Authority, Pennsylvania, Refunding Revenue Bonds (The Delaware Valley Medical           8/02 at 102
 Center Project - FHA-Insured Mortgage), Series 1992, 7.000%, 8/01/22

Latrobe Industrial Development Authority, Commonwealth of Pennsylvania, College Revenue Bonds (St.              5/04 at 102
 Vincent College Project), Series 1994, 6.750%, 5/01/24 (Pre-refunded to 5/01/04)

City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth Series:
 6.375%, 7/01/26 (Pre-refunded to 7/01/03)                                                                      7/03 at 102
 6.375%, 7/01/26                                                                                                7/03 at 102
----------------------------------------------------------------------------------------------------------------------------

Puerto Rico - 0.1%


Commonwealth of Puerto Rico, Public Improvement Bonds of 1994, General Obligation Bonds,                    7/04 at 101 1/2
 6.500%, 7/01/23 (Pre-refunded to 7/01/04)

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series T, 6.375%, 7/01/24 (Pre-refunded to           7/04 at 102
 7/01/04)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing        8/05 at 101 1/2
 Authority, Hospital Revenue Refunding Bonds, 1995 Series A (FHA-Insured Mortgage Pila Hospital
 Project), 5.875%, 8/01/12
----------------------------------------------------------------------------------------------------------------------------

South Carolina - 4.2%


School District of Berkeley County, South Carolina, Certificates of Participation, Series 1994:
 6.250%, 2/01/12 (Pre-refunded to 2/01/04)                                                                      2/04 at 102
 6.300%, 2/01/16 (Pre-refunded to 2/01/04)                                                                      2/04 at 102

Charleston Public Facilities Corporation, Charleston County, South Carolina, Certificates of Participation,
Series 1994B:
 6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                                                      6/04 at 102
 6.875%, 6/01/14                                                                                                6/04 at 102

Board of Trustees of Coastal Carolina University, South Carolina, Revenue Bonds,                                6/04 at 102
 Series 1994, 6.800%, 6/01/19

Greenville Hospital System, Board of Trustees, South Carolina, Hospital Facilities Revenue Bonds, Series       No Opt. Call
 1990, 6.000%, 5/01/20

Greenwood County, South Carolina, Hospital Revenue Bonds (Self Memorial Hospital), Series 2001:
 5.500%, 10/01/26                                                                                              10/11 at 100
 5.500%, 10/01/31                                                                                              10/11 at 100

South Carolina Regional Housing Development Corporation No. 1, Multifamily Revenue Refunding Bonds              7/02 at 102
 (Redwood Village Apartments), Series A, 6.625%, 7/01/17


Description                                                                                                 Ratings**
-------------------------------------------------------------------------------------------------------------------------
Ohio (continued)


Ohio Higher Educational Facility Commission, Higher Educational Facility Mortgage Revenue Bonds                   AAA
 (University of Dayton 1992 Project), 6.600%, 12/01/17

County of Shelby, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1992 (The             N/R***
 Shelby County Memorial Hospital Association), 7.700%, 9/01/18 (Pre-refunded to 9/01/02)
-------------------------------------------------------------------------------------------------------------------------

Oklahoma - 3.5%

Edmond Economic Development Authority, Oklahoma, Student Housing Revenue Bonds (Collegiate
Housing Foundation - Edmond Project), Series 1998A:
 5.375%, 12/01/19                                                                                                Baa3
 5.500%, 12/01/28                                                                                                Baa3

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, Series 2001B                     BB
 (American Airlines, Inc.), 5.650%, 12/01/35 (Mandatory put 12/01/08)
-------------------------------------------------------------------------------------------------------------------------

Pennsylvania - 4.2%


Allegheny County Hospital Development Authority, Pennsylvania, Health System Insured Revenue Bonds,               AAA
 Series 2000A (West Penn Allegheny Health System), 6.500%, 11/15/30

Allegheny County Higher Education Building Authority, Commonwealth of Pennsylvania, College Revenue              Baa3
 Bonds, Series 1996A (Robert Morris College), 6.400%, 2/15/14

Delaware River Port Authority of Pennsylvania and New Jersey, Revenue Bonds, Series 144,                          AAA
 10.516%, 1/01/08 (IF)

Falls Township Hospital Authority, Pennsylvania, Refunding Revenue Bonds (The Delaware Valley Medical             AAA
 Center Project - FHA-Insured Mortgage), Series 1992, 7.000%, 8/01/22

Latrobe Industrial Development Authority, Commonwealth of Pennsylvania, College Revenue Bonds (St.                AAA
 Vincent College Project), Series 1994, 6.750%, 5/01/24 (Pre-refunded to 5/01/04)

City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth Series:
 6.375%, 7/01/26 (Pre-refunded to 7/01/03)                                                                        BBB***
 6.375%, 7/01/26                                                                                                  BBB
-------------------------------------------------------------------------------------------------------------------------

Puerto Rico - 0.1%


Commonwealth of Puerto Rico, Public Improvement Bonds of 1994, General Obligation Bonds,                          AAA
 6.500%, 7/01/23 (Pre-refunded to 7/01/04)

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series T, 6.375%, 7/01/24 (Pre-refunded to             AAA
 7/01/04)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing              AAA
 Authority, Hospital Revenue Refunding Bonds, 1995 Series A (FHA-Insured Mortgage Pila Hospital
 Project), 5.875%, 8/01/12
-------------------------------------------------------------------------------------------------------------------------

South Carolina - 4.2%


School District of Berkeley County, South Carolina, Certificates of Participation, Series 1994:
 6.250%, 2/01/12 (Pre-refunded to 2/01/04)                                                                        AAA
 6.300%, 2/01/16 (Pre-refunded to 2/01/04)                                                                        AAA

Charleston Public Facilities Corporation, Charleston County, South Carolina, Certificates of Participation,
Series 1994B:
 6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                                                        AAA
 6.875%, 6/01/14                                                                                                  AAA

Board of Trustees of Coastal Carolina University, South Carolina, Revenue Bonds,                                  AAA
 Series 1994, 6.800%, 6/01/19

Greenville Hospital System, Board of Trustees, South Carolina, Hospital Facilities Revenue Bonds, Series           AA
 1990, 6.000%, 5/01/20

Greenwood County, South Carolina, Hospital Revenue Bonds (Self Memorial Hospital), Series 2001:
 5.500%, 10/01/26                                                                                                  A+
 5.500%, 10/01/31                                                                                                  A+

South Carolina Regional Housing Development Corporation No. 1, Multifamily Revenue Refunding Bonds                Aa2
 (Redwood Village Apartments), Series A, 6.625%, 7/01/17

                                                                                                        Market
Description                                                                                                        Value
-------------------------------------------------------------------------------------------------------------------------
Ohio (continued)


Ohio Higher Educational Facility Commission, Higher Educational Facility Mortgage Revenue Bonds             $  1,938,020
 (University of Dayton 1992 Project), 6.600%, 12/01/17

County of Shelby, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1992 (The          3,725,295
 Shelby County Memorial Hospital Association), 7.700%, 9/01/18 (Pre-refunded to 9/01/02)
-------------------------------------------------------------------------------------------------------------------------

Oklahoma - 3.5%


Edmond Economic Development Authority, Oklahoma, Student Housing Revenue Bonds (Collegiate
Housing Foundation - Edmond Project), Series 1998A:
 5.375%, 12/01/19                                                                                                737,360
 5.500%, 12/01/28                                                                                              2,864,138

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, Series 2001B                 8,986,700
 (American Airlines, Inc.), 5.650%, 12/01/35 (Mandatory put 12/01/08)
-------------------------------------------------------------------------------------------------------------------------

Pennsylvania - 4.2%

Allegheny County Hospital Development Authority, Pennsylvania, Health System Insured Revenue Bonds,            1,120,400
 Series 2000A (West Penn Allegheny Health System), 6.500%, 11/15/30

Allegheny County Higher Education Building Authority, Commonwealth of Pennsylvania, College Revenue            2,644,850
 Bonds, Series 1996A (Robert Morris College), 6.400%, 2/15/14

Delaware River Port Authority of Pennsylvania and New Jersey, Revenue Bonds, Series 144,                       7,886,962
 10.516%, 1/01/08 (IF)

Falls Township Hospital Authority, Pennsylvania, Refunding Revenue Bonds (The Delaware Valley Medical            517,565
 Center Project - FHA-Insured Mortgage), Series 1992, 7.000%, 8/01/22

Latrobe Industrial Development Authority, Commonwealth of Pennsylvania, College Revenue Bonds (St.             1,119,740
 Vincent College Project), Series 1994, 6.750%, 5/01/24 (Pre-refunded to 5/01/04)

City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth Series:
 6.375%, 7/01/26 (Pre-refunded to 7/01/03)                                                                       597,344
 6.375%, 7/01/26                                                                                               1,163,697
-------------------------------------------------------------------------------------------------------------------------

Puerto Rico - 0.1%

Commonwealth of Puerto Rico, Public Improvement Bonds of 1994, General Obligation Bonds,                         112,475
 6.500%, 7/01/23 (Pre-refunded to 7/01/04)

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series T, 6.375%, 7/01/24 (Pre-refunded to            185,831
 7/01/04)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing              75,620
 Authority, Hospital Revenue Refunding Bonds, 1995 Series A (FHA-Insured Mortgage Pila Hospital
 Project), 5.875%, 8/01/12
-------------------------------------------------------------------------------------------------------------------------

South Carolina - 4.2%


School District of Berkeley County, South Carolina, Certificates of Participation, Series 1994:
 6.250%, 2/01/12 (Pre-refunded to 2/01/04)                                                                       274,825
 6.300%, 2/01/16 (Pre-refunded to 2/01/04)                                                                     2,446,810

Charleston Public Facilities Corporation, Charleston County, South Carolina, Certificates of Participation,
Series 1994B:
 6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                                                       270,185
 6.875%, 6/01/14                                                                                                  11,177

Board of Trustees of Coastal Carolina University, South Carolina, Revenue Bonds,                                 443,792
 Series 1994, 6.800%, 6/01/19

Greenville Hospital System, Board of Trustees, South Carolina, Hospital Facilities Revenue Bonds, Series         222,798
 1990, 6.000%, 5/01/20

Greenwood County, South Carolina, Hospital Revenue Bonds (Self Memorial Hospital), Series 2001:
 5.500%, 10/01/26                                                                                              2,498,175
 5.500%, 10/01/31                                                                                              3,226,698

South Carolina Regional Housing Development Corporation No. 1, Multifamily Revenue Refunding Bonds               308,295
 (Redwood Village Apartments), Series A, 6.625%, 7/01/17

----
16

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------------
             South Carolina (continued)

   $    500  South Carolina State Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds,
              1994 Series, 6.300%, 9/01/08 (Alternative Minimum Tax)

        200  South Carolina State Housing Authority, Homeownership Mortgage Purchase Bonds, Series A,
              6.150%, 7/01/08

        190  South Carolina State Housing Finance and Development Authority, Mortgage Revenue Bonds,
              Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)

      1,000  South Carolina Housing Finance and Development Authority, Multifamily Housing Mortgage Revenue Bonds
              (United Dominion - Hunting Ridge Apartments Project), Series 1995, 6.750%, 6/01/25 (Alternative
              Minimum Tax) (Mandatory put 6/01/10)

      1,250  South Carolina Housing Finance and Development Authority, Multifamily Housing Revenue Refunding Bonds
              (Runaway Bay Apartments Project), Series 1995, 6.125%, 12/01/15

      2,000  York County, South Carolina, Water and Sewer System Revenue Bonds, Series 1995, 6.500%, 12/01/25

-------------------------------------------------------------------------------------------------------------------------
             South Dakota - 2.1%


       6,000 Education Loans Incorporated, South Dakota, Fixed Rate Student Loan Asset-Backed Callable Notes,
              Subordinate Series 1998-1K, 5.600%, 6/01/20

       1,565 South Dakota Housing Development Authority, Homeownership Mortgage Bonds, 1997 Series F, 5.800%,
              5/01/28 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------

             Tennessee - 6.4%


       6,975 Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,
              3/01/24 (Alternative Minimum Tax)

       2,795 The Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson
              County, Tennessee, Multi-Modal Interchangeable Rate Health Facilities Revenue Bonds (Richland Place,
              Inc. Project), Series 1993, 5.500%, 5/01/23

             The Health, Educational and Housing Facilities Board of Shelby County, Tennessee, ICF/MR Revenue Bonds
             (Open Arms Developmental Centers), Series 1992A:
         995  9.750%, 8/01/19 (Pre-refunded to 8/01/07)
       1,010  9.750%, 8/01/19 (Pre-refunded to 8/01/07)

       7,000 The Health, Educational and Housing Facilities Board of Shelby County, Tennessee, Revenue Bonds
              (St. Jude's Children's Research), Series 1999, 5.375%, 7/01/29

       1,380 Industrial Development Board of the City of South Fulton, Tennessee, Industrial Development Revenue
              Bonds (Tyson Foods, Inc. Project), Series 1995, 6.350%, 10/01/15 (Alternative Minimum Tax

       1,500 Wilson County, Tennessee, Certificates of Participation (Wilson County Educational Facilities Corporation),
              Series 1994, 6.250%, 6/30/15 (Pre-refunded to 6/30/04)
-------------------------------------------------------------------------------------------------------------------------

             Texas - 12.9%


       7,000 Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds, Series 1996 (Federal Express
              Corporation Project), 6.375%, 4/01/21 (Alternative Minimum Tax)

       2,750 Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Incorporated Project),
              Series 1999A, 5.375%, 4/01/19

             Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Good
             Shepherd Medical Center Project), Series 2000:
       3,250  6.375%, 10/01/25
       3,000  6.375%, 10/01/29

       7,750 Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds (Valero Refining and
              Marketing Company Project), Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)

       5,250 Harlingen Consolidated Independent School District, Cameron County, Texas, Unlimited Tax School Building
              Bonds, Series 1999, 5.500%, 8/15/26

       5,000 City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2000B, 5.500%, 7/01/30

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
South Carolina (continued)

South Carolina State Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds,        9/04 at 101
 1994 Series, 6.300%, 9/01/08 (Alternative Minimum Tax)

South Carolina State Housing Authority, Homeownership Mortgage Purchase Bonds, Series A,                     7/04 at 102
 6.150%, 7/01/08

South Carolina State Housing Finance and Development Authority, Mortgage Revenue Bonds,                      5/06 at 102
 Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)

South Carolina Housing Finance and Development Authority, Multifamily Housing Mortgage Revenue Bonds         6/05 at 102
 (United Dominion - Hunting Ridge Apartments Project), Series 1995, 6.750%, 6/01/25 (Alternative
 Minimum Tax) (Mandatory put 6/01/10)

South Carolina Housing Finance and Development Authority, Multifamily Housing Revenue Refunding Bonds       11/05 at 102
 (Runaway Bay Apartments Project), Series 1995, 6.125%, 12/01/15

York County, South Carolina, Water and Sewer System Revenue Bonds, Series 1995, 6.500%, 12/01/25            12/03 at 102

--------------------------------------------------------------------------------------------------------------------------
South Dakota - 2.1%

Education Loans Incorporated, South Dakota, Fixed Rate Student Loan Asset-Backed Callable Notes,             6/08 at 102
 Subordinate Series 1998-1K, 5.600%, 6/01/20

South Dakota Housing Development Authority, Homeownership Mortgage Bonds, 1997 Series F, 5.800%,             5/07 at 102
 5/01/28 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------

Tennessee - 6.4%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,             3/10 at 101
 3/01/24 (Alternative Minimum Tax)

The Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson         2/08 at 102
 County, Tennessee, Multi-Modal Interchangeable Rate Health Facilities Revenue Bonds (Richland Place,
 Inc. Project), Series 1993, 5.500%, 5/01/23

The Health, Educational and Housing Facilities Board of Shelby County, Tennessee, ICF/MR Revenue Bonds
(Open Arms Developmental Centers), Series 1992A:
 9.750%, 8/01/19 (Pre-refunded to 8/01/07)                                                                   8/07 at 105
 9.750%, 8/01/19 (Pre-refunded to 8/01/07)                                                                   8/07 at 105

The Health, Educational and Housing Facilities Board of Shelby County, Tennessee, Revenue Bonds              7/09 at 102
 (St. Jude's Children's Research), Series 1999, 5.375%, 7/01/29

Industrial Development Board of the City of South Fulton, Tennessee, Industrial Development Revenue         10/05 at 102
 Bonds (Tyson Foods, Inc. Project), Series 1995, 6.350%, 10/01/15 (Alternative Minimum Tax

Wilson County, Tennessee, Certificates of Participation (Wilson County Educational Facilities Corporation),  6/04 at 102
 Series 1994, 6.250%, 6/30/15 (Pre-refunded to 6/30/04)
--------------------------------------------------------------------------------------------------------------------------

Texas - 12.9%

Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds, Series 1996 (Federal Express      4/06 at 102
 Corporation Project), 6.375%, 4/01/21 (Alternative Minimum Tax)

Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Incorporated Project),                4/09 at 101
 Series 1999A, 5.375%, 4/01/19

Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Good
Shepherd Medical Center Project), Series 2000:
 6.375%, 10/01/25                                                                                           10/10 at 101
 6.375%, 10/01/29                                                                                           10/10 at 101

Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds (Valero Refining and        6/08 at 102
 Marketing Company Project), Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)

Harlingen Consolidated Independent School District, Cameron County, Texas, Unlimited Tax School Building     8/09 at 100
 Bonds, Series 1999, 5.500%, 8/15/26

City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2000B, 5.500%, 7/01/30         7/10 at 100


Description                                                                                                 Ratings**
-------------------------------------------------------------------------------------------------------------------------
South Carolina (continued)

South Carolina State Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds,               A
 1994 Series, 6.300%, 9/01/08 (Alternative Minimum Tax)

South Carolina State Housing Authority, Homeownership Mortgage Purchase Bonds, Series A,                           AA
 6.150%, 7/01/08

South Carolina State Housing Finance and Development Authority, Mortgage Revenue Bonds,                           Aa2
 Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)

South Carolina Housing Finance and Development Authority, Multifamily Housing Mortgage Revenue Bonds             BBB-
 (United Dominion - Hunting Ridge Apartments Project), Series 1995, 6.750%, 6/01/25 (Alternative
 Minimum Tax) (Mandatory put 6/01/10)

South Carolina Housing Finance and Development Authority, Multifamily Housing Revenue Refunding Bonds             AA-
 (Runaway Bay Apartments Project), Series 1995, 6.125%, 12/01/15

York County, South Carolina, Water and Sewer System Revenue Bonds, Series 1995, 6.500%, 12/01/25                  N/R

-------------------------------------------------------------------------------------------------------------------------
South Dakota - 2.1%

Education Loans Incorporated, South Dakota, Fixed Rate Student Loan Asset-Backed Callable Notes,                   A2
 Subordinate Series 1998-1K, 5.600%, 6/01/20

South Dakota Housing Development Authority, Homeownership Mortgage Bonds, 1997 Series F, 5.800%,                  AAA
 5/01/28 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------

Tennessee - 6.4%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,                  AAA
 3/01/24 (Alternative Minimum Tax)

The Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson               AA
 County, Tennessee, Multi-Modal Interchangeable Rate Health Facilities Revenue Bonds (Richland Place,
 Inc. Project), Series 1993, 5.500%, 5/01/23

The Health, Educational and Housing Facilities Board of Shelby County, Tennessee, ICF/MR Revenue Bonds
(Open Arms Developmental Centers), Series 1992A:
 9.750%, 8/01/19 (Pre-refunded to 8/01/07)                                                                        N/R***
 9.750%, 8/01/19 (Pre-refunded to 8/01/07)                                                                        N/R***

The Health, Educational and Housing Facilities Board of Shelby County, Tennessee, Revenue Bonds                    AA
 (St. Jude's Children's Research), Series 1999, 5.375%, 7/01/29

Industrial Development Board of the City of South Fulton, Tennessee, Industrial Development Revenue              Baa3
 Bonds (Tyson Foods, Inc. Project), Series 1995, 6.350%, 10/01/15 (Alternative Minimum Tax

Wilson County, Tennessee, Certificates of Participation (Wilson County Educational Facilities Corporation),        A2***
 Series 1994, 6.250%, 6/30/15 (Pre-refunded to 6/30/04)
-------------------------------------------------------------------------------------------------------------------------

Texas - 12.9%

Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds, Series 1996 (Federal Express           BBB
 Corporation Project), 6.375%, 4/01/21 (Alternative Minimum Tax)

Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Incorporated Project),                    Baa1
 Series 1999A, 5.375%, 4/01/19

Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Good
Shepherd Medical Center Project), Series 2000:
 6.375%, 10/01/25                                                                                                  AA
 6.375%, 10/01/29                                                                                                  AA

Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds (Valero Refining and            BBB-
 Marketing Company Project), Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)

Harlingen Consolidated Independent School District, Cameron County, Texas, Unlimited Tax School Building          AAA
 Bonds, Series 1999, 5.500%, 8/15/26

City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2000B, 5.500%, 7/01/30              AAA

                                                                                                                  Market
Description                                                                                                        Value
-------------------------------------------------------------------------------------------------------------------------
South Carolina (continued)

South Carolina State Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds,       $    527,380
 1994 Series, 6.300%, 9/01/08 (Alternative Minimum Tax)

South Carolina State Housing Authority, Homeownership Mortgage Purchase Bonds, Series A,                         214,244
 6.150%, 7/01/08

South Carolina State Housing Finance and Development Authority, Mortgage Revenue Bonds,                          197,361
 Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)

South Carolina Housing Finance and Development Authority, Multifamily Housing Mortgage Revenue Bonds           1,033,270
 (United Dominion - Hunting Ridge Apartments Project), Series 1995, 6.750%, 6/01/25 (Alternative
 Minimum Tax) (Mandatory put 6/01/10)

South Carolina Housing Finance and Development Authority, Multifamily Housing Revenue Refunding Bonds          1,291,163
 (Runaway Bay Apartments Project), Series 1995, 6.125%, 12/01/15

York County, South Carolina, Water and Sewer System Revenue Bonds, Series 1995, 6.500%, 12/01/25               2,049,040

-------------------------------------------------------------------------------------------------------------------------
South Dakota - 2.1%

Education Loans Incorporated, South Dakota, Fixed Rate Student Loan Asset-Backed Callable Notes,               6,052,560
 Subordinate Series 1998-1K, 5.600%, 6/01/20

South Dakota Housing Development Authority, Homeownership Mortgage Bonds, 1997 Series F, 5.800%,               1,601,840
 5/01/28 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------

Tennessee - 6.4%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,               7,553,297
 3/01/24 (Alternative Minimum Tax)

The Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson           2,832,649
 County, Tennessee, Multi-Modal Interchangeable Rate Health Facilities Revenue Bonds (Richland Place,
 Inc. Project), Series 1993, 5.500%, 5/01/23

The Health, Educational and Housing Facilities Board of Shelby County, Tennessee, ICF/MR Revenue Bonds
(Open Arms Developmental Centers), Series 1992A:
 9.750%, 8/01/19 (Pre-refunded to 8/01/07)                                                                     1,324,514
 9.750%, 8/01/19 (Pre-refunded to 8/01/07)                                                                     1,344,765

The Health, Educational and Housing Facilities Board of Shelby County, Tennessee, Revenue Bonds                7,020,370
 (St. Jude's Children's Research), Series 1999, 5.375%, 7/01/29

Industrial Development Board of the City of South Fulton, Tennessee, Industrial Development Revenue            1,427,582
 Bonds (Tyson Foods, Inc. Project), Series 1995, 6.350%, 10/01/15 (Alternative Minimum Tax

Wilson County, Tennessee, Certificates of Participation (Wilson County Educational Facilities Corporation),    1,666,245
 Series 1994, 6.250%, 6/30/15 (Pre-refunded to 6/30/04)
-------------------------------------------------------------------------------------------------------------------------

Texas - 12.9%

Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds, Series 1996 (Federal Express        7,026,880
 Corporation Project), 6.375%, 4/01/21 (Alternative Minimum Tax)

Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Incorporated Project),                  2,634,418
 Series 1999A, 5.375%, 4/01/19

Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Good
Shepherd Medical Center Project), Series 2000:
 6.375%, 10/01/25                                                                                              3,529,208
 6.375%, 10/01/29                                                                                              3,253,260

Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds (Valero Refining and          7,279,265
 Marketing Company Project), Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)

Harlingen Consolidated Independent School District, Cameron County, Texas, Unlimited Tax School Building       5,432,595
 Bonds, Series 1999, 5.500%, 8/15/26

City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2000B, 5.500%, 7/01/30           5,164,850

----
17

Portfolio of Investments (Unaudited)
Nuveen All-American Municipal Bond Fund (continued)
October 31, 2001

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Texas  (continued)

    $  2,000 North Central Texas Health Facilities Development Corporation, Health Facilities Development Revenue
              Bonds (C.C. Young Memorial Home Project), Series 1996, 6.375%, 2/15/20

       2,895 Port of Bay City Authority of Matagorda County, Texas, Revenue Bonds (Hoechst Celanese Corporation
              Project), Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)

       4,000 Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Series 2000
              (Adventist Health System/Sunbelt Obligated Group), 6.700%, 11/15/30

       3,020 Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Shannon
              Health System Project), Series 2001, 6.750%, 5/15/21
----------------------------------------------------------------------------------------------------------------------
             Utah - 0.6%

       2,000 Carbon County, Utah, Solid Waste Disposal Refunding Revenue Bonds, Series 1995 (Laidlaw/ECDC Project),
              Guaranteed by Allied Waste Industries, 7.500%, 2/01/10 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Virginia - 1.9%

       2,000 Industrial Development Authority of the County of Hanover, Virginia, Hospital Revenue Bonds, Series 1995
              (Memorial Regional Medical Center Project at Hanover Medical Park - Guaranteed by Bon Secours
              Health System Obligated Group), 6.375%, 8/15/18

       3,000 Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds,
              Series 1999, 6.000%, 10/15/28

       1,250 Southeastern Public Service Authority of Virginia, Senior Revenue Bonds, Series 1993 (Regional Solid
              Waste System), 6.000%, 7/01/13 (Alternative Minumum Tax)
----------------------------------------------------------------------------------------------------------------------
             Washington - 2.4%

       5,000 Port of Seattle, Washington, Special Facility Revenue Bonds (Terminal 18 Project), Series 1999C, 6.000%,
              9/01/20 (Alternative Minimum Tax)

             Washington Health Care Facilities Authority, Revenue Bonds (Sea-Mar Community Health Center),
             Series 2001:
       1,025  5.600%, 1/01/18
       2,170  5.750%, 1/01/26
----------------------------------------------------------------------------------------------------------------------
    $345,764 Total Investments (cost $337,405,266) - 99.1%
============----------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.9%
             ---------------------------------------------------------------------------------------------------------
             Net Assets - 100%
             =========================================================================================================

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Texas  (continued)

North Central Texas Health Facilities Development Corporation, Health Facilities Development Revenue      2/06 at 102       BBB-
 Bonds (C.C. Young Memorial Home Project), Series 1996, 6.375%, 2/15/20

Port of Bay City Authority of Matagorda County, Texas, Revenue Bonds (Hoechst Celanese Corporation        5/06 at 102        BBB
 Project), Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)

Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Series 2000     11/10 at 101         A-
 (Adventist Health System/Sunbelt Obligated Group), 6.700%, 11/15/30

Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Shannon        5/11 at 101       Baa3
 Health System Project), Series 2001, 6.750%, 5/15/21
---------------------------------------------------------------------------------------------------------------------------------
Utah - 0.6%

Carbon County, Utah, Solid Waste Disposal Refunding Revenue Bonds, Series 1995 (Laidlaw/ECDC Project),    2/05 at 102        BB-
 Guaranteed by Allied Waste Industries, 7.500%, 2/01/10 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.9%

Industrial Development Authority of the County of Hanover, Virginia, Hospital Revenue Bonds, Series 1995 No Opt. Call        AAA
 (Memorial Regional Medical Center Project at Hanover Medical Park - Guaranteed by Bon Secours
 Health System Obligated Group), 6.375%, 8/15/18

Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, 10/09 at 101         A3
 Series 1999, 6.000%, 10/15/28

Southeastern Public Service Authority of Virginia, Senior Revenue Bonds, Series 1993 (Regional Solid      7/03 at 102         A-
 Waste System), 6.000%, 7/01/13 (Alternative Minumum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Washington - 2.4%

Port of Seattle, Washington, Special Facility Revenue Bonds (Terminal 18 Project), Series 1999C, 6.000%,  3/10 at 101        AAA
 9/01/20 (Alternative Minimum Tax)

Washington Health Care Facilities Authority, Revenue Bonds (Sea-Mar Community Health Center),
Series 2001:
 5.600%, 1/01/18                                                                                          1/11 at 102        Aa3
 5.750%, 1/01/26                                                                                          1/11 at 102        Aa3
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $337,405,266) - 99.1%
---------------------------------------------------------------------------------------------------------------------------------
Other Assets Less Liabilities - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100%
=================================================================================================================================

                                                                                                               Market
Description                                                                                                     Value
----------------------------------------------------------------------------------------------------------------------
Texas  (continued)

North Central Texas Health Facilities Development Corporation, Health Facilities Development Revenue     $  1,846,760
 Bonds (C.C. Young Memorial Home Project), Series 1996, 6.375%, 2/15/20

Port of Bay City Authority of Matagorda County, Texas, Revenue Bonds (Hoechst Celanese Corporation          2,995,543
 Project), Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)

Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Series 2000        4,247,240
 (Adventist Health System/Sunbelt Obligated Group), 6.700%, 11/15/30

Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Shannon          3,056,059
 Health System Project), Series 2001, 6.750%, 5/15/21
----------------------------------------------------------------------------------------------------------------------
Utah - 0.6%

Carbon County, Utah, Solid Waste Disposal Refunding Revenue Bonds, Series 1995 (Laidlaw/ECDC Project),      2,050,900
 Guaranteed by Allied Waste Industries, 7.500%, 2/01/10 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Virginia - 1.9%

Industrial Development Authority of the County of Hanover, Virginia, Hospital Revenue Bonds, Series 1995    2,366,500
 (Memorial Regional Medical Center Project at Hanover Medical Park - Guaranteed by Bon Secours
 Health System Obligated Group), 6.375%, 8/15/18

Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds,    3,183,870
 Series 1999, 6.000%, 10/15/28

Southeastern Public Service Authority of Virginia, Senior Revenue Bonds, Series 1993 (Regional Solid        1,283,934
 Waste System), 6.000%, 7/01/13 (Alternative Minumum Tax)
----------------------------------------------------------------------------------------------------------------------
Washington - 2.4%

Port of Seattle, Washington, Special Facility Revenue Bonds (Terminal 18 Project), Series 1999C, 6.000%,    5,425,250
 9/01/20 (Alternative Minimum Tax)

Washington Health Care Facilities Authority, Revenue Bonds (Sea-Mar Community Health Center),
Series 2001:
 5.600%, 1/01/18                                                                                            1,039,360
 5.750%, 1/01/26                                                                                            2,211,900
----------------------------------------------------------------------------------------------------------------------
Total Investments (cost $337,405,266) - 99.1%                                                             356,641,921
----------------------------------------------------------------------------------------------------------------------

Other Assets Less Liabilities - 0.9%                                                                        3,153,405
----------------------------------------------------------------------------------------------------------------------
Net Assets - 100%                                                                                        $359,795,326
======================================================================================================================

     * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
     **   Ratings: Using the higher of Standard & Poor's or Moody's rating.
     *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
     N/R  Investment is not rated.
    (WI)  Security purchased on a when-issued basis.
    (IF)  Inverse floating rate security.


                                See accompanying notes to financial statements.


----
18

Portfolio of Investments (Unaudited)
Nuveen Insured Municipal Bond Fund
October 31, 2001

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------------
             Alabama - 4.7%

    $ 10,000 Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999-A, 6.000%, 10/01/29

       2,120 The Water Supply Board of the City of Albertville, Alabama, Water Revenue Bonds, Series 1992,
              6.700%, 3/01/11

       5,000 Houston County Health Care Authority, Alabama, Series 2000 Bonds, 6.125%, 10/01/25

       3,000 City of Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19
              (Pre-refunded to 2/01/04)

       2,860 The Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%,
              11/01/24 (Pre-refunded to 11/01/04)

       9,000 University of Alabama at Birmingham, Alabama, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31

             West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
       2,200   6.800%, 8/15/19 (Pre-refunded to 8/15/04)
       3,000   6.850%, 8/15/25 (Pre-refunded to 8/15/04)

--------------------------------------------------------------------------------------------------------------------------
             Alaska - 2.9%

       4,500 Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A, 5.900%,
              4/01/17 (Alternative Minimum Tax)

       4,805 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15

      14,475 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 2000 Series A, 5.750%, 12/01/38

--------------------------------------------------------------------------------------------------------------------------
             Arizona - 2.2%

             Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,
             Series 2001 (GNMA Collateralized - Campaigne Place on Jackson Project)
       1,545   5.600%, 6/20/21 (Alternative Minimum Tax)
       4,970   5.800%, 6/20/41 (Alternative Minimum Tax)

             Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and
             Refunding Bonds, Series 1994:
       4,290   6.000%, 7/01/10 (Pre-refunded to 7/01/04)
       1,710   6.000%, 7/01/10

       5,000 City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A, 6.000%, 7/01/21 (Pre-refunded to
              7/01/06)

--------------------------------------------------------------------------------------------------------------------------
             California - 8.3%

             California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L:
      34,000   0.000%, 2/01/18 (Alternative Minimum Tax)
       5,930   0.000%, 2/01/31 (Alternative Minimum Tax)

       4,505 California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2000F, 0.000%, 8/01/31
              (Alternative Minimum Tax)

       5,000 The City of Los Angeles, California, Multifamily Housing Revenue Bonds (GNMA Mortgage-Backed
              Securities Program - Park Plaza West Senior Apartments Project), Series 2001B, 5.500%, 1/20/43
              (Alternative Minimum Tax)

       8,000 City of Oakland, California, Insured Revenue Bonds (1800 Harrison Foundation - Kaiser Permanente),
              Series 1999A, 6.000%, 1/01/29

      13,750 Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds
              (Ontario Redevelopment Project No. 1), 5.800%, 8/01/23

       5,295 County of Riverside, California, Certificates of Participation (1994 Desert Justice Facility Project),
              6.000%, 12/01/12 (Pre-refunded to 12/01/04)

      16,755 County of San Bernardino, California, Single Family Home Mortgage Revenue Bonds (Mortgage-Backed
              Securities Program), 1997 Series A, 0.000%, 5/01/31 (Alternative Minimum Tax)

       6,995 Airports Commission of the City and County of San Francisco, California, San Francisco International Airport
              Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax)

      10,000 The Regents of the University of California, California, Revenue Bonds (Multiple Purpose Projects),
              Series D, 6.375%, 9/01/24 (Pre-refunded to 9/01/02)

                                                                                                               Optional Call
Description                                                                                                      Provisions*
-----------------------------------------------------------------------------------------------------------------------------
Alabama - 4.7%

Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999-A, 6.000%, 10/01/29               10/09 at 102

The Water Supply Board of the City of Albertville, Alabama, Water Revenue Bonds, Series 1992,                    3/02 at 102
 6.700%, 3/01/11

Houston County Health Care Authority, Alabama, Series 2000 Bonds, 6.125%, 10/01/25                              10/09 at 101

City of Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19                       2/04 at 102
 (Pre-refunded to 2/01/04)

The Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%,                11/04 at 102
 11/01/24 (Pre-refunded to 11/01/04)

University of Alabama at Birmingham, Alabama, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31              9/10 at 101

West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
  6.800%, 8/15/19 (Pre-refunded to 8/15/04)                                                                    8/04 at 102
  6.850%, 8/15/25 (Pre-refunded to 8/15/04)                                                                    8/04 at 102

-----------------------------------------------------------------------------------------------------------------------------
Alaska - 2.9%

Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A, 5.900%,                  4/07 at 102
 4/01/17 (Alternative Minimum Tax)

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15                      6/06 at 102

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 2000 Series A, 5.750%, 12/01/38                      6/10 at 100

-----------------------------------------------------------------------------------------------------------------------------
Arizona - 2.2%

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,
Series 2001 (GNMA Collateralized - Campaigne Place on Jackson Project)
  5.600%, 6/20/21 (Alternative Minimum Tax)                                                                    6/11 at 102
  5.800%, 6/20/41 (Alternative Minimum Tax)                                                                    6/11 at 102

Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and
Refunding Bonds, Series 1994:
  6.000%, 7/01/10 (Pre-refunded to 7/01/04)                                                                    7/04 at 101
  6.000%, 7/01/10                                                                                              7/04 at 101

City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A, 6.000%, 7/01/21 (Pre-refunded to             7/06 at 101
 7/01/06)

-----------------------------------------------------------------------------------------------------------------------------
California - 8.3%

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L:
  0.000%, 2/01/18 (Alternative Minimum Tax)                                                                 8/09 at 59 1/2
  0.000%, 2/01/31 (Alternative Minimum Tax)                                                                 8/09 at 26 5/8

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2000F, 0.000%, 8/01/31                 2/10 at 24 5/8
 (Alternative Minimum Tax)

The City of Los Angeles, California, Multifamily Housing Revenue Bonds (GNMA Mortgage-Backed                     7/11 at 102
 Securities Program - Park Plaza West Senior Apartments Project), Series 2001B, 5.500%, 1/20/43
 (Alternative Minimum Tax)

City of Oakland, California, Insured Revenue Bonds (1800 Harrison Foundation - Kaiser Permanente),               1/10 at 100
 Series 1999A, 6.000%, 1/01/29

Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds                 8/03 at 102
 (Ontario Redevelopment Project No. 1), 5.800%, 8/01/23

County of Riverside, California, Certificates of Participation (1994 Desert Justice Facility Project),          12/04 at 101
 6.000%, 12/01/12 (Pre-refunded to 12/01/04)

County of San Bernardino, California, Single Family Home Mortgage Revenue Bonds (Mortgage-Backed             5/07 at 28 1/16
 Securities Program), 1997 Series A, 0.000%, 5/01/31 (Alternative Minimum Tax)

Airports Commission of the City and County of San Francisco, California, San Francisco International Airport     5/11 at 100
 Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax)

The Regents of the University of California, California, Revenue Bonds (Multiple Purpose Projects),              9/02 at 102
 Series D, 6.375%, 9/01/24 (Pre-refunded to 9/01/02)

Description                                                                                                  Ratings**
-----------------------------------------------------------------------------------------------------------------------
Alabama - 4.7%

Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999-A, 6.000%, 10/01/29                  AAA

The Water Supply Board of the City of Albertville, Alabama, Water Revenue Bonds, Series 1992,                      AAA
 6.700%, 3/01/11

Houston County Health Care Authority, Alabama, Series 2000 Bonds, 6.125%, 10/01/25                                 Aaa

City of Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19                         AAA
 (Pre-refunded to 2/01/04)

The Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%,                   AAA
 11/01/24 (Pre-refunded to 11/01/04)

University of Alabama at Birmingham, Alabama, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31                AAA

West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
  6.800%, 8/15/19 (Pre-refunded to 8/15/04)                                                                      AAA
  6.850%, 8/15/25 (Pre-refunded to 8/15/04)                                                                      AAA

-----------------------------------------------------------------------------------------------------------------------
Alaska - 2.9%

Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A, 5.900%,                    AAA
 4/01/17 (Alternative Minimum Tax)

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15                        AAA

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 2000 Series A, 5.750%, 12/01/38                        AAA

-----------------------------------------------------------------------------------------------------------------------
Arizona - 2.2%

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,
Series 2001 (GNMA Collateralized - Campaigne Place on Jackson Project)
  5.600%, 6/20/21 (Alternative Minimum Tax)                                                                      Aaa
  5.800%, 6/20/41 (Alternative Minimum Tax)                                                                      Aaa

Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and
Refunding Bonds, Series 1994:
  6.000%, 7/01/10 (Pre-refunded to 7/01/04)                                                                      AAA
  6.000%, 7/01/10                                                                                                AAA

City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A, 6.000%, 7/01/21 (Pre-refunded to               AAA
 7/01/06)

-----------------------------------------------------------------------------------------------------------------------
California - 8.3%

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L:
  0.000%, 2/01/18 (Alternative Minimum Tax)                                                                      AAA
  0.000%, 2/01/31 (Alternative Minimum Tax)                                                                      AAA

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2000F, 0.000%, 8/01/31                      AAA
 (Alternative Minimum Tax)

The City of Los Angeles, California, Multifamily Housing Revenue Bonds (GNMA Mortgage-Backed                       AAA
 Securities Program - Park Plaza West Senior Apartments Project), Series 2001B, 5.500%, 1/20/43
 (Alternative Minimum Tax)

City of Oakland, California, Insured Revenue Bonds (1800 Harrison Foundation - Kaiser Permanente),                 AAA
 Series 1999A, 6.000%, 1/01/29

Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds                   AAA
 (Ontario Redevelopment Project No. 1), 5.800%, 8/01/23

County of Riverside, California, Certificates of Participation (1994 Desert Justice Facility Project),             AAA
 6.000%, 12/01/12 (Pre-refunded to 12/01/04)

County of San Bernardino, California, Single Family Home Mortgage Revenue Bonds (Mortgage-Backed                   AAA
 Securities Program), 1997 Series A, 0.000%, 5/01/31 (Alternative Minimum Tax)

Airports Commission of the City and County of San Francisco, California, San Francisco International Airport       AAA
 Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax)

The Regents of the University of California, California, Revenue Bonds (Multiple Purpose Projects),                AAA
 Series D, 6.375%, 9/01/24 (Pre-refunded to 9/01/02)

                                                                                                                   Market
Description                                                                                                         Value
--------------------------------------------------------------------------------------------------------------------------
Alabama - 4.7%

Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999-A, 6.000%, 10/01/29            $ 11,013,600

The Water Supply Board of the City of Albertville, Alabama, Water Revenue Bonds, Series 1992,                   2,192,525
 6.700%, 3/01/11

Houston County Health Care Authority, Alabama, Series 2000 Bonds, 6.125%, 10/01/25                              5,454,100

City of Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19                      3,297,900
 (Pre-refunded to 2/01/04)

The Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%,                3,265,920
 11/01/24 (Pre-refunded to 11/01/04)

University of Alabama at Birmingham, Alabama, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31             9,644,940

West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
  6.800%, 8/15/19 (Pre-refunded to 8/15/04)                                                                   2,490,466
  6.850%, 8/15/25 (Pre-refunded to 8/15/04)                                                                   3,399,750

--------------------------------------------------------------------------------------------------------------------------
Alaska - 2.9%

Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A, 5.900%,                 4,763,340
 4/01/17 (Alternative Minimum Tax)

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15                     5,096,375

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 2000 Series A, 5.750%, 12/01/38                    14,783,752

--------------------------------------------------------------------------------------------------------------------------
Arizona - 2.2%

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,
Series 2001 (GNMA Collateralized - Campaigne Place on Jackson Project)
  5.600%, 6/20/21 (Alternative Minimum Tax)                                                                   1,604,081
  5.800%, 6/20/41 (Alternative Minimum Tax)                                                                   5,144,049

Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and
Refunding Bonds, Series 1994:
  6.000%, 7/01/10 (Pre-refunded to 7/01/04)                                                                   4,708,575
  6.000%, 7/01/10                                                                                             1,860,839

City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A, 6.000%, 7/01/21 (Pre-refunded to            5,669,750
 7/01/06)

--------------------------------------------------------------------------------------------------------------------------
California - 8.3%

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L:
  0.000%, 2/01/18 (Alternative Minimum Tax)                                                                  13,237,900
  0.000%, 2/01/31 (Alternative Minimum Tax)                                                                   1,022,984

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2000F, 0.000%, 8/01/31                     698,906
 (Alternative Minimum Tax)

The City of Los Angeles, California, Multifamily Housing Revenue Bonds (GNMA Mortgage-Backed                    5,070,750
 Securities Program - Park Plaza West Senior Apartments Project), Series 2001B, 5.500%, 1/20/43
 (Alternative Minimum Tax)

City of Oakland, California, Insured Revenue Bonds (1800 Harrison Foundation - Kaiser Permanente),              8,860,960
 Series 1999A, 6.000%, 1/01/29

Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds               14,841,063
 (Ontario Redevelopment Project No. 1), 5.800%, 8/01/23

County of Riverside, California, Certificates of Participation (1994 Desert Justice Facility Project),          5,957,140
 6.000%, 12/01/12 (Pre-refunded to 12/01/04)

County of San Bernardino, California, Single Family Home Mortgage Revenue Bonds (Mortgage-Backed                3,164,852
 Securities Program), 1997 Series A, 0.000%, 5/01/31 (Alternative Minimum Tax)

Airports Commission of the City and County of San Francisco, California, San Francisco International Airport    7,118,042
 Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax)

The Regents of the University of California, California, Revenue Bonds (Multiple Purpose Projects),            10,561,800
 Series D, 6.375%, 9/01/24 (Pre-refunded to 9/01/02)

----
19

Portfolio of Investments (Unaudited)
Nuveen Insured Municipal Bond Fund (continued)
October 31, 2001

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------------
             Colorado - 3.9%

             City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of
             Participation, Series 1999 (City and County of Broomfield Building Corporation):
    $  5,030   5.875%, 12/01/19
       5,000   6.000%, 12/01/29

      10,000 Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds (NCMC, Inc. Project),
              Series 1999, 5.750%, 5/15/24

       1,825 Board of Water Commissioners, City and County of Denver, Colorado, Certificates of Participation,
              Series 1991, 6.625%, 11/15/11

       3,750 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17

      24,700 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 0.000%, 9/01/28

       3,500 Jefferson County, Colorado, Refunding Certificates of Participation, 6.650%, 12/01/08

----------------------------------------------------------------------------------------------------------------------------
             Delaware - 0.4%

       3,600 Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva Power
              and Light Company Project), Series 1992B, 6.750%, 5/01/19

----------------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.5%

       4,000 District of Columbia (Washington, D.C.), General Obligation Bonds, Series 1994B, 6.100%, 6/01/11
              (Pre-refunded to 6/01/04)

----------------------------------------------------------------------------------------------------------------------------
             Florida - 3.3%

       8,500 Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26
              (Alternative Minimum Tax)

       5,000 Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, 2000 Series 4, 6.250%,
              7/01/22 (Alternative Minimum Tax)

       3,930 Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1 (Sundance Pointe Apartments),
              6.050%, 2/01/41 (Alternative Minimum Tax)

       5,980 Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds (Sunset Bay
              Apartments Project), 2000 Series 5A, 6.050%, 1/01/41 (Alternative Minimum Tax)

             Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds (Pinnacle
             Palms Apartments Project), Series 2001A:
       1,000   5.550%, 7/01/21 (Alternative Minimum Tax)
       2,590   5.750%, 7/01/37 (Alternative Minimum Tax)

----------------------------------------------------------------------------------------------------------------------------
             Georgia - 2.4%

       5,000 City of Albany, Georgia, Sewerage System Revenue Bonds, Series 1992, 6.625%, 7/01/17
              (Pre-refunded to 7/01/02)

       5,000 Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds (Oglethorpe Power
              Corporation Hatch Project), Series 1994, 7.150%, 1/01/21

       3,020 Marietta Development Authority, Georgia, First Mortgage Revenue Bonds (Life College, Inc.),
              Series 1995A, 5.950%, 9/01/19

       6,180 Marietta Development Authority, Georgia, Refunding Revenue Bonds (First Mortgage - Life College),
              Series B, 6.250%, 9/01/25

----------------------------------------------------------------------------------------------------------------------------
             Illinois - 12.2%

       2,500 City of Chicago, Illinois, General Obligation Adjustable Rate Bonds (Central Public Library Project), Series C
              of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

       9,590 Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,
              Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17

       2,655 City of Chicago, Illinois, Midway Airport Revenue Bonds, Series 2001A, 5.125%, 1/01/20
              (Alternative Minimum Tax)

       9,000 City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding
              Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax)

                                                                                                                  Optional Call
Description                                                                                                         Provisions*
--------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.9%

City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of
Participation, Series 1999 (City and County of Broomfield Building Corporation):
  5.875%, 12/01/19                                                                                               12/09 at 100
  6.000%, 12/01/29                                                                                               12/09 at 100

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds (NCMC, Inc. Project),                      5/09 at 101
 Series 1999, 5.750%, 5/15/24

Board of Water Commissioners, City and County of Denver, Colorado, Certificates of Participation,                  11/01 at 101
 Series 1991, 6.625%, 11/15/11

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17                    9/10 at 65 5/8

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 0.000%, 9/01/28                  9/10 at 31 13/32

Jefferson County, Colorado, Refunding Certificates of Participation, 6.650%, 12/01/08                              12/02 at 102

--------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.4%

Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva Power                  5/02 at 102
 and Light Company Project), Series 1992B, 6.750%, 5/01/19

--------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.5%

District of Columbia (Washington, D.C.), General Obligation Bonds, Series 1994B, 6.100%, 6/01/11                    6/04 at 102
 (Pre-refunded to 6/01/04)

--------------------------------------------------------------------------------------------------------------------------------
Florida - 3.3%

Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26                           10/11 at 101
 (Alternative Minimum Tax)

Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, 2000 Series 4, 6.250%,                       1/10 at 100
 7/01/22 (Alternative Minimum Tax)

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1 (Sundance Pointe Apartments),                2/11 at 100
 6.050%, 2/01/41 (Alternative Minimum Tax)

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds (Sunset Bay                         1/11 at 102
 Apartments Project), 2000 Series 5A, 6.050%, 1/01/41 (Alternative Minimum Tax)

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds (Pinnacle
Palms Apartments Project), Series 2001A:
  5.550%, 7/01/21 (Alternative Minimum Tax)                                                                       7/11 at 100
  5.750%, 7/01/37 (Alternative Minimum Tax)                                                                       7/11 at 100

--------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.4%

City of Albany, Georgia, Sewerage System Revenue Bonds, Series 1992, 6.625%, 7/01/17                                7/02 at 102
 (Pre-refunded to 7/01/02)

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds (Oglethorpe Power                 1/04 at 101
 Corporation Hatch Project), Series 1994, 7.150%, 1/01/21

Marietta Development Authority, Georgia, First Mortgage Revenue Bonds (Life College, Inc.),                         9/05 at 102
 Series 1995A, 5.950%, 9/01/19

Marietta Development Authority, Georgia, Refunding Revenue Bonds (First Mortgage - Life College),                   9/05 at 102
 Series B, 6.250%, 9/01/25

--------------------------------------------------------------------------------------------------------------------------------
Illinois - 12.2%

City of Chicago, Illinois, General Obligation Adjustable Rate Bonds (Central Public Library Project), Series C  7/02 at 101 1/2
 of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,                12/07 at 102
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17

City of Chicago, Illinois, Midway Airport Revenue Bonds, Series 2001A, 5.125%, 1/01/20                              1/11 at 101
 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding              1/10 at 101
 Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax)

Description                                                                                                    Ratings**
-------------------------------------------------------------------------------------------------------------------------
Colorado - 3.9%

City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of
Participation, Series 1999 (City and County of Broomfield Building Corporation):
  5.875%, 12/01/19                                                                                                 AAA
  6.000%, 12/01/29                                                                                                 AAA

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds (NCMC, Inc. Project),                       AAA
 Series 1999, 5.750%, 5/15/24

Board of Water Commissioners, City and County of Denver, Colorado, Certificates of Participation,                    AAA
 Series 1991, 6.625%, 11/15/11

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17                        AAA

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 0.000%, 9/01/28                        AAA

Jefferson County, Colorado, Refunding Certificates of Participation, 6.650%, 12/01/08                                AAA

-------------------------------------------------------------------------------------------------------------------------
Delaware - 0.4%

Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva Power                   AAA
 and Light Company Project), Series 1992B, 6.750%, 5/01/19

-------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.5%

District of Columbia (Washington, D.C.), General Obligation Bonds, Series 1994B, 6.100%, 6/01/11                     AAA
 (Pre-refunded to 6/01/04)

-------------------------------------------------------------------------------------------------------------------------
Florida - 3.3%

Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26                             AAA
 (Alternative Minimum Tax)

Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, 2000 Series 4, 6.250%,                        AAA
 7/01/22 (Alternative Minimum Tax)

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1 (Sundance Pointe Apartments),                 AAA
 6.050%, 2/01/41 (Alternative Minimum Tax)

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds (Sunset Bay                          AAA
 Apartments Project), 2000 Series 5A, 6.050%, 1/01/41 (Alternative Minimum Tax)

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds (Pinnacle
Palms Apartments Project), Series 2001A:
  5.550%, 7/01/21 (Alternative Minimum Tax)                                                                        AAA
  5.750%, 7/01/37 (Alternative Minimum Tax)                                                                        AAA

-------------------------------------------------------------------------------------------------------------------------
Georgia - 2.4%

City of Albany, Georgia, Sewerage System Revenue Bonds, Series 1992, 6.625%, 7/01/17                                 AAA
 (Pre-refunded to 7/01/02)

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds (Oglethorpe Power                  AAA
 Corporation Hatch Project), Series 1994, 7.150%, 1/01/21

Marietta Development Authority, Georgia, First Mortgage Revenue Bonds (Life College, Inc.),                          AAA
 Series 1995A, 5.950%, 9/01/19

Marietta Development Authority, Georgia, Refunding Revenue Bonds (First Mortgage - Life College),                    AAA
 Series B, 6.250%, 9/01/25

-------------------------------------------------------------------------------------------------------------------------
Illinois - 12.2%

City of Chicago, Illinois, General Obligation Adjustable Rate Bonds (Central Public Library Project), Series C       AAA
 of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,                  AAA
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17

City of Chicago, Illinois, Midway Airport Revenue Bonds, Series 2001A, 5.125%, 1/01/20                               AAA
 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding               AAA
 Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax)

                                                                                                                     Market
Description                                                                                                           Value
----------------------------------------------------------------------------------------------------------------------------
Colorado - 3.9%

City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of
Participation, Series 1999 (City and County of Broomfield Building Corporation):
  5.875%, 12/01/19                                                                                           $  5,471,030
  6.000%, 12/01/29                                                                                              5,469,650

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds (NCMC, Inc. Project),                   10,619,300
 Series 1999, 5.750%, 5/15/24

Board of Water Commissioners, City and County of Denver, Colorado, Certificates of Participation,                 1,846,480
 Series 1991, 6.625%, 11/15/11

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17                     1,582,763

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 0.000%, 9/01/28                     4,856,267

Jefferson County, Colorado, Refunding Certificates of Participation, 6.650%, 12/01/08                             3,731,630

----------------------------------------------------------------------------------------------------------------------------
Delaware - 0.4%

Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva Power                3,746,160
 and Light Company Project), Series 1992B, 6.750%, 5/01/19

----------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.5%

District of Columbia (Washington, D.C.), General Obligation Bonds, Series 1994B, 6.100%, 6/01/11                  4,422,880
 (Pre-refunded to 6/01/04)

----------------------------------------------------------------------------------------------------------------------------
Florida - 3.3%

Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26                          8,545,220
 (Alternative Minimum Tax)

Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, 2000 Series 4, 6.250%,                     5,352,150
 7/01/22 (Alternative Minimum Tax)

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1 (Sundance Pointe Apartments),              4,071,244
 6.050%, 2/01/41 (Alternative Minimum Tax)

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds (Sunset Bay                       6,300,229
 Apartments Project), 2000 Series 5A, 6.050%, 1/01/41 (Alternative Minimum Tax)

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds (Pinnacle
Palms Apartments Project), Series 2001A:
  5.550%, 7/01/21 (Alternative Minimum Tax)                                                                     1,026,710
  5.750%, 7/01/37 (Alternative Minimum Tax)                                                                     2,661,665

----------------------------------------------------------------------------------------------------------------------------
Georgia - 2.4%

City of Albany, Georgia, Sewerage System Revenue Bonds, Series 1992, 6.625%, 7/01/17                              5,251,400
 (Pre-refunded to 7/01/02)

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds (Oglethorpe Power               5,477,050
 Corporation Hatch Project), Series 1994, 7.150%, 1/01/21

Marietta Development Authority, Georgia, First Mortgage Revenue Bonds (Life College, Inc.),                       3,208,025
 Series 1995A, 5.950%, 9/01/19

Marietta Development Authority, Georgia, Refunding Revenue Bonds (First Mortgage - Life College),                 6,809,124
 Series B, 6.250%, 9/01/25

----------------------------------------------------------------------------------------------------------------------------
Illinois - 12.2%

City of Chicago, Illinois, General Obligation Adjustable Rate Bonds (Central Public Library Project), Series C    2,616,900
 of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,              10,384,915
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17

City of Chicago, Illinois, Midway Airport Revenue Bonds, Series 2001A, 5.125%, 1/01/20                            2,635,884
 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding            9,300,240
 Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax)

----
20

   Principal                                                                              Optional Call                 Market
Amount (000) Description                                                                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

   $ 12,800  Public Building Commission of Chicago, Illinois, Building Revenue Bonds,      12/03 at 102       AAA $ 13,955,072
              Series A of 1993 (Board of Education of the City of Chicago), 5.750%,
              12/01/18 (Pre-refunded to 12/01/03)

             Town of Cicero, Cook County, Illinois, General Obligation Corporate
             Purpose Bonds, Series 1994A:
      3,610   6.400%, 12/01/14 (Pre-refunded to 12/01/04)                                  12/04 at 102       AAA    4,082,260
      2,930   6.400%, 12/01/14                                                             12/04 at 102       AAA    3,273,748

             Community Consolidated School District Number 21, Wheeling, Cook County,
             Illinois, General Obligation Capital Appreciation School Building Bonds,
             Series 2001:
      5,100   0.000%, 12/01/18                                                             No Opt. Call       Aaa    2,139,552
      2,520   0.000%, 12/01/19                                                             No Opt. Call       Aaa      990,688

      2,500  Community College District No. 508, Cook County, Illinois, Certificates of    No Opt. Call       AAA    3,098,800
              Participation, 8.750%, 1/01/07

      2,370  Board of Governors of State Colleges and Universities, Illinois, Eastern       4/04 at 102       AAA    2,625,391
              Illinois University, Auxiliary Facilities System Revenue Bonds, Series
              1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04)

      6,500  Illinois Development Finance Authority, Revenue Bonds, Remarketed Series      11/10 at 101       AAA    6,943,690
              1997A (Adventist Health System/Sunbelt Obligated Group), 5.875%, 11/15/20

      1,455  Illinois Educational Facilities Authority, Revenue Refunding Bonds             5/06 at 102       AAA    1,673,294
              (Midwestern University), Series 1996B, 6.250%, 5/15/26 (Pre-refunded to
              5/15/06)

      3,000  Illinois Health Facilities Authority, Revenue Bonds, Series 1994A (The         8/04 at 102       AAA    3,337,110
              University of Chicago Hospitals Project), 6.125%, 8/15/24 (Pre-refunded to 8/15/04)

      4,000  Illinois Health Facilities Authority, Health Care Facilities Revenue          11/04 at 102       AAA    4,521,240
              Bonds, Series 1995 (Northwestern Medical Faculty Foundation, Inc.),
              6.500%, 11/15/15 (Pre-refunded to 11/15/04)

             Illinois Health Facilities Authority, Revenue Bonds (Community Provider
             Pooled Loan Program):
        116   7.900%, 8/15/03                                                              No Opt. Call       AAA      125,025
        637   7.900%, 8/15/03                                                               2/02 at 100       AAA      639,911

      5,000  State of Illinois, General Obligation Bonds, Series 1994, 5.875%, 8/01/19      8/04 at 102        AA    5,340,000

             State of Illinois, General Obligation Bonds, Series 1995:
      3,065   6.100%, 2/01/19                                                               2/05 at 102       AAA    3,349,739
      5,545   6.100%, 2/01/20                                                               2/05 at 102       AAA    6,060,131

      1,660  Village of Melrose Park, Illinois, General Obligation Tax Increment Bonds     12/11 at 100       Aaa    1,683,970
              (Alternate Revenue Source), Series 2001B, 5.150%, 12/15/20

      2,220  Village of Melrose Park, Illinois, General Obligation Tax Increment Bonds     12/11 at 100       Aaa    2,252,057
              (Alternate Revenue Source), Series 2001A, 5.150%, 12/15/20

      4,645  City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, 12/09 at 26 3/4       Aaa      906,936
              Series 1999B, 0.000%, 12/01/29 (Pre-refunded to 12/01/09)

      4,000  Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and       6/03 at 102       AAA    4,302,840
              Will Counties, Illinois, General Obligation Refunding Bonds, Series
              1993C, 5.850%, 6/01/23 (Pre-refunded to 6/01/03)

      8,000  The Board of Trustees of the University of Illinois, Illinois,                 8/11 at 100       AAA    7,964,560
              Certificates of Participation (Utility Infrastructure Projects),
              Series 2001A, 5.000%, 8/15/21
-------------------------------------------------------------------------------------------------------------------------------
             Indiana - 6.4%

             Boone County, Indiana, Hospital Association Lease Revenue Bonds, Series
             2001:
      3,190   5.500%, 1/15/21                                                               7/11 at 100       AAA    3,305,000
      8,605   5.500%, 1/15/26                                                               7/11 at 100       AAA    8,875,197

      5,000  Indiana Health Facility Financing Authority, Indiana, Hospital Revenue         5/02 at 102       AAA    5,189,050
              Refunding and Improvement Bonds, Series 1992 (Community Hospitals
              Projects), 6.400%, 5/01/12

      5,000  Indiana Municipal Power Agency, Power Supply System Revenue Bonds, 1993        1/03 at 102       AAA    5,315,800
              Series A, 6.125%, 1/01/19

             Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds,
              1997 Series B-2:
      1,755   6.000%, 7/01/16 (Alternative Minimum Tax)                                 1/07 at 101 1/2       Aaa    1,848,559
     10,120   6.125%, 1/01/27 (Alternative Minimum Tax)                                 1/07 at 101 1/2       Aaa   10,556,476

      3,750  City of Indianapolis, Indiana, Gas Utility System Revenue Bonds, Series        6/02 at 102       AAA    3,915,300
              1992 A, 6.200%, 6/01/23 (Pre-refunded to 6/01/02)

----
21

Portfolio of Investments (Unaudited)
Nuveen Insured Municipal Bond Fund (continued)
October 31, 2001

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------------
             Indiana (continued)

   $  3,000  The Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,
              5.875%, 7/01/17

      4,950  Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds (Northern Indiana Public
              Service Company Project), Series 1991, 7.100%, 7/01/17

       3,690 Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds, Series 2000,
              6.100%, 7/15/20

       2,265 Southwest Allen Multi-School Building Corporation, Ft. Wayne, Indiana, First Mortgage Refunding Bonds,
              Series 1992B, 6.375%, 1/15/09

--------------------------------------------------------------------------------------------------------------------------
             Iowa - 1.2%

      10,000 Iowa Finance Authority, Healthcare Facilities Revenue Bonds, Great River Medical Center, Series 2001,
              5.250%, 5/15/31

--------------------------------------------------------------------------------------------------------------------------
             Louisiana - 2.0%

       7,000 Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds (Southern Baptist Hospital Project),
              Series 1992, 6.800%, 5/15/12 (Pre-refunded to 5/15/02)

       5,000 State of Louisiana, General Obligation Bonds, Series 1992-A, 6.500%, 5/01/09

       4,750 Hospital Service District No. 1 of the Parish of Tangipahoa, State of Louisiana, Hospital Revenue Bonds,
              Series 1994, 6.250%, 2/01/24

--------------------------------------------------------------------------------------------------------------------------
             Maine - 2.4%

       6,750 Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25

       3,110 Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1994B, 7.000%, 7/01/24
              (Pre-refunded to 7/01/04)

       8,375 Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26
              (Alternative Minimum Tax)

             Town of Old Orchard Beach, Maine, General Obligation Bonds, Series 1992:
         750   6.650%, 9/01/09 (Pre-refunded to 9/01/02)
         500   6.650%, 9/01/10 (Pre-refunded to 9/01/02)

--------------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.6%

       3,400 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center
              Hospitals Issue, Series F, 6.625%, 7/01/25

       2,020 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,
              Series D, 6.500%, 7/01/22

             Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
       2,895   5.850%, 12/01/21 (Alternative Minimum Tax)
       3,975   5.950%, 12/01/27 (Alternative Minimum Tax)

       9,355 Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,
              5.800%, 7/01/30 (Alternative Minimum Tax)

--------------------------------------------------------------------------------------------------------------------------
             Michigan - 5.9%

      12,130 City of Bay City, County of Bay, State of Michigan, 1991 General Obligation Unlimited Tax Street
              Improvement Bonds, 0.000%, 6/01/21

       5,000 Caledonia Community Schools, Counties of Kent, Allegan and Barry, State of Michigan, 1992 School
              Building and Site and Refunding Bonds (General Obligation - Unlimited Tax), 6.700%, 5/01/22
              (Pre-refunded to 5/01/02)

       2,500 Chelsea School District, Counties of Washtenaw and Jackson, State of Michigan, 1995 School Building and
              Site Bonds (General Obligation - Unlimited Tax), 6.000%, 5/01/19

             Michigan State Hospital Finance Authority, Revenue Bonds (Ascension Health Credit Group), Series 1999A:
      13,500   5.750%, 11/15/17
      13,675   6.125%, 11/15/26

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Indiana (continued)

The Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,           7/10 at 100
 5.875%, 7/01/17

Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds (Northern Indiana Public      1/02 at 102
 Service Company Project), Series 1991, 7.100%, 7/01/17

Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds, Series 2000,        7/09 at 102
 6.100%, 7/15/20

Southwest Allen Multi-School Building Corporation, Ft. Wayne, Indiana, First Mortgage Refunding Bonds,         1/02 at 101
 Series 1992B, 6.375%, 1/15/09

---------------------------------------------------------------------------------------------------------------------------
Iowa - 1.2%

Iowa Finance Authority, Healthcare Facilities Revenue Bonds, Great River Medical Center, Series 2001,          5/11 at 100
 5.250%, 5/15/31

---------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.0%

Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds (Southern Baptist Hospital Project),   5/02 at 102
 Series 1992, 6.800%, 5/15/12 (Pre-refunded to 5/15/02)

State of Louisiana, General Obligation Bonds, Series 1992-A, 6.500%, 5/01/09                                   5/02 at 102

Hospital Service District No. 1 of the Parish of Tangipahoa, State of Louisiana, Hospital Revenue Bonds,       2/04 at 102
 Series 1994, 6.250%, 2/01/24

---------------------------------------------------------------------------------------------------------------------------
Maine - 2.4%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25         7/05 at 102

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1994B, 7.000%, 7/01/24         7/04 at 102
 (Pre-refunded to 7/01/04)

Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26                      5/06 at 102
 (Alternative Minimum Tax)

Town of Old Orchard Beach, Maine, General Obligation Bonds, Series 1992:
  6.650%, 9/01/09 (Pre-refunded to 9/01/02)                                                                  9/02 at 103
  6.650%, 9/01/10 (Pre-refunded to 9/01/02)                                                                  9/02 at 103

---------------------------------------------------------------------------------------------------------------------------
Massachusetts - 2.6%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center           7/02 at 102
 Hospitals Issue, Series F, 6.625%, 7/01/25

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,          7/02 at 102
 Series D, 6.500%, 7/01/22

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
  5.850%, 12/01/21 (Alternative Minimum Tax)                                                                12/09 at 100
  5.950%, 12/01/27 (Alternative Minimum Tax)                                                                12/09 at 100

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,                     1/11 at 100
 5.800%, 7/01/30 (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------
Michigan - 5.9%

City of Bay City, County of Bay, State of Michigan, 1991 General Obligation Unlimited Tax Street              No Opt. Call
 Improvement Bonds, 0.000%, 6/01/21

Caledonia Community Schools, Counties of Kent, Allegan and Barry, State of Michigan, 1992 School               5/02 at 102
 Building and Site and Refunding Bonds (General Obligation - Unlimited Tax), 6.700%, 5/01/22
 (Pre-refunded to 5/01/02)

Chelsea School District, Counties of Washtenaw and Jackson, State of Michigan, 1995 School Building and        5/05 at 101
 Site Bonds (General Obligation - Unlimited Tax), 6.000%, 5/01/19

Michigan State Hospital Finance Authority, Revenue Bonds (Ascension Health Credit Group), Series 1999A:
  5.750%, 11/15/17                                                                                          11/09 at 101
  6.125%, 11/15/26                                                                                          11/09 at 101

Description                                                                                                  Ratings**
-----------------------------------------------------------------------------------------------------------------------
Indiana (continued)

The Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,               AAA
 5.875%, 7/01/17

Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds (Northern Indiana Public          AAA
 Service Company Project), Series 1991, 7.100%, 7/01/17

Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds, Series 2000,            AAA
 6.100%, 7/15/20

Southwest Allen Multi-School Building Corporation, Ft. Wayne, Indiana, First Mortgage Refunding Bonds,             AAA
 Series 1992B, 6.375%, 1/15/09

-----------------------------------------------------------------------------------------------------------------------
Iowa - 1.2%

Iowa Finance Authority, Healthcare Facilities Revenue Bonds, Great River Medical Center, Series 2001,              AAA
 5.250%, 5/15/31

-----------------------------------------------------------------------------------------------------------------------
Louisiana - 2.0%

Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds (Southern Baptist Hospital Project),       AAA
 Series 1992, 6.800%, 5/15/12 (Pre-refunded to 5/15/02)

State of Louisiana, General Obligation Bonds, Series 1992-A, 6.500%, 5/01/09                                       AAA

Hospital Service District No. 1 of the Parish of Tangipahoa, State of Louisiana, Hospital Revenue Bonds,           AAA
 Series 1994, 6.250%, 2/01/24

-----------------------------------------------------------------------------------------------------------------------
Maine - 2.4%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25             AAA

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1994B, 7.000%, 7/01/24             AAA
 (Pre-refunded to 7/01/04)

Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26                          AAA
 (Alternative Minimum Tax)

Town of Old Orchard Beach, Maine, General Obligation Bonds, Series 1992:
  6.650%, 9/01/09 (Pre-refunded to 9/01/02)                                                                      AAA
  6.650%, 9/01/10 (Pre-refunded to 9/01/02)                                                                      AAA

-----------------------------------------------------------------------------------------------------------------------
Massachusetts - 2.6%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center               AAA
 Hospitals Issue, Series F, 6.625%, 7/01/25

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,              AAA
 Series D, 6.500%, 7/01/22

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
  5.850%, 12/01/21 (Alternative Minimum Tax)                                                                     AAA
  5.950%, 12/01/27 (Alternative Minimum Tax)                                                                     AAA

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,                         AAA
 5.800%, 7/01/30 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------
Michigan - 5.9%

City of Bay City, County of Bay, State of Michigan, 1991 General Obligation Unlimited Tax Street                   AAA
 Improvement Bonds, 0.000%, 6/01/21

Caledonia Community Schools, Counties of Kent, Allegan and Barry, State of Michigan, 1992 School                   AAA
 Building and Site and Refunding Bonds (General Obligation - Unlimited Tax), 6.700%, 5/01/22
 (Pre-refunded to 5/01/02)

Chelsea School District, Counties of Washtenaw and Jackson, State of Michigan, 1995 School Building and            AAA
 Site Bonds (General Obligation - Unlimited Tax), 6.000%, 5/01/19

Michigan State Hospital Finance Authority, Revenue Bonds (Ascension Health Credit Group), Series 1999A:
  5.750%, 11/15/17                                                                                               AAA
  6.125%, 11/15/26                                                                                               AAA

                                                                                                                   Market
Description                                                                                                         Value
--------------------------------------------------------------------------------------------------------------------------
Indiana (continued)

The Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,         $  3,280,740
 5.875%, 7/01/17

Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds (Northern Indiana Public       5,067,365
 Service Company Project), Series 1991, 7.100%, 7/01/17

Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds, Series 2000,         4,330,363
 6.100%, 7/15/20

Southwest Allen Multi-School Building Corporation, Ft. Wayne, Indiana, First Mortgage Refunding Bonds,          2,306,314
 Series 1992B, 6.375%, 1/15/09

--------------------------------------------------------------------------------------------------------------------------
Iowa - 1.2%

Iowa Finance Authority, Healthcare Facilities Revenue Bonds, Great River Medical Center, Series 2001,          10,048,200
 5.250%, 5/15/31

--------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.0%

Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds (Southern Baptist Hospital Project),    7,318,220
 Series 1992, 6.800%, 5/15/12 (Pre-refunded to 5/15/02)

State of Louisiana, General Obligation Bonds, Series 1992-A, 6.500%, 5/01/09                                    5,210,550

Hospital Service District No. 1 of the Parish of Tangipahoa, State of Louisiana, Hospital Revenue Bonds,        5,095,800
 Series 1994, 6.250%, 2/01/24

--------------------------------------------------------------------------------------------------------------------------
Maine - 2.4%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25          7,119,428

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1994B, 7.000%, 7/01/24          3,520,427
 (Pre-refunded to 7/01/04)

Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26                       8,874,904
 (Alternative Minimum Tax)

Town of Old Orchard Beach, Maine, General Obligation Bonds, Series 1992:
  6.650%, 9/01/09 (Pre-refunded to 9/01/02)                                                                     800,880
  6.650%, 9/01/10 (Pre-refunded to 9/01/02)                                                                     533,920

--------------------------------------------------------------------------------------------------------------------------
Massachusetts - 2.6%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center            3,548,988
 Hospitals Issue, Series F, 6.625%, 7/01/25

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,           2,106,577
 Series D, 6.500%, 7/01/22

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
  5.850%, 12/01/21 (Alternative Minimum Tax)                                                                  3,012,334
  5.950%, 12/01/27 (Alternative Minimum Tax)                                                                  4,135,988

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,                      9,612,450
 5.800%, 7/01/30 (Alternative Minimum Tax)

--------------------------------------------------------------------------------------------------------------------------
Michigan - 5.9%

City of Bay City, County of Bay, State of Michigan, 1991 General Obligation Unlimited Tax Street                4,396,518
 Improvement Bonds, 0.000%, 6/01/21

Caledonia Community Schools, Counties of Kent, Allegan and Barry, State of Michigan, 1992 School                5,215,500
 Building and Site and Refunding Bonds (General Obligation - Unlimited Tax), 6.700%, 5/01/22
 (Pre-refunded to 5/01/02)

Chelsea School District, Counties of Washtenaw and Jackson, State of Michigan, 1995 School Building and         2,781,000
 Site Bonds (General Obligation - Unlimited Tax), 6.000%, 5/01/19

Michigan State Hospital Finance Authority, Revenue Bonds (Ascension Health Credit Group), Series 1999A:
  5.750%, 11/15/17                                                                                           14,173,650
  6.125%, 11/15/26                                                                                           14,582,747

----
22

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

    $  7,280 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,
              6.100%, 10/01/33 (Alternative Minimum Tax)

       2,000 Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds (The Detroit Edison Company
              Pollution Control Bonds Project), Collateralized Series 1991DD, 6.875%, 12/01/21 (Pre-refunded to
              12/01/01)

-------------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.2%

       9,675 City of St. Cloud, Minnesota, Healthcare Revenue Bonds (The St. Cloud Hospital Obligated Group),
              Series 2000-A, 5.875%, 5/01/30

-------------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.8%

      6,400  Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993 (University of
              Mississippi Medical Center Project), 5.900%, 12/01/23 (Pre-refunded to 12/01/04)

      7,450  Walnut Grove Correctional Authority, Mississippi, Department of Corrections, Certificates of Participation,
              Series 1999, 6.000%, 11/01/19
------------------------------------------------------------------------------------------------------------------------
             Missouri - 2.0%

             Kansas City, Missouri, Kansas City International Airport, Passenger Facility Charge Revenue Bonds,
             Series 2001:
      6,125   5.000%, 4/01/17 (Alternative Minimum Tax)
      2,500   5.000%, 4/01/19 (Alternative Minimum Tax)

      7,950  St. Louis Municipal Finance Corporation, City Justice Center, St. Louis, Missouri (Lessee), Leasehold
              Revenue Improvement Bonds, Series 1996A, 5.950%, 2/15/16 (Pre-refunded to 2/15/06)
------------------------------------------------------------------------------------------------------------------------
             Nevada - 0.9%

      2,000  Clark County, Nevada, Industrial Development Refunding Revenue Bonds (Nevada Power Company Project),
              Series 1992C, 7.200%, 10/01/22

      3,625  Clark County, Nevada, Industrial Development Revenue Bonds (Southwest Gas Corporation Project),
              Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax)

      1,500  Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34
------------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.3%

      2,850  New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding Bonds, University
              System of New Hampshire Issue, Series 1992, 6.250%, 7/01/20
------------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.5%

      4,445  City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A (Public Service
              Company of New Mexico - San Juan and Four Corners Projects), 6.375%, 12/15/22
------------------------------------------------------------------------------------------------------------------------
             New York - 4.3%

             Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1992B:
      4,955   6.250%, 7/01/17 (Pre-refunded to 7/01/02)
      6,925   6.250%, 7/01/22 (Pre-refunded to 7/01/02)

      5,000  Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,
              6.375%, 7/01/18 (Pre-refunded to 7/01/04)

      3,035  The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18

      1,525  New York City Industrial Development Agency, New York, Parking Facility Revenue Bonds (Royal Charter
              Properties Inc. - The New York and Presbyterian Hospital Leasehold Project), Series 2001,
              5.250%, 12/15/32

             New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (USTA National
             Tennis Center Incorporated Project):
      3,500   6.500%, 11/15/10
      3,000   6.600%, 11/15/11

      6,060  New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue Bonds,
              Series C, 5.875%, 1/01/19

                                                                                                              Optional Call
Description                                                                                                     Provisions*
----------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                      4/07 at 102
 6.100%, 10/01/33 (Alternative Minimum Tax)

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds (The Detroit Edison Company                12/01 at 102
 Pollution Control Bonds Project), Collateralized Series 1991DD, 6.875%, 12/01/21 (Pre-refunded to
 12/01/01)

----------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.2%

City of St. Cloud, Minnesota, Healthcare Revenue Bonds (The St. Cloud Hospital Obligated Group),                5/10 at 101
 Series 2000-A, 5.875%, 5/01/30

----------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.8%

Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993 (University of        12/04 at 102
 Mississippi Medical Center Project), 5.900%, 12/01/23 (Pre-refunded to 12/01/04)

Walnut Grove Correctional Authority, Mississippi, Department of Corrections, Certificates of Participation,    11/09 at 102
 Series 1999, 6.000%, 11/01/19

Missouri - 2.0%

Kansas City, Missouri, Kansas City International Airport, Passenger Facility Charge Revenue Bonds,
Series 2001:
 5.000%, 4/01/17 (Alternative Minimum Tax)                                                                     4/11 at 101
 5.000%, 4/01/19 (Alternative Minimum Tax)                                                                     4/11 at 101

St. Louis Municipal Finance Corporation, City Justice Center, St. Louis, Missouri (Lessee), Leasehold           2/06 at 102
 Revenue Improvement Bonds, Series 1996A, 5.950%, 2/15/16 (Pre-refunded to 2/15/06)

Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds (Nevada Power Company Project),           10/02 at 102
 Series 1992C, 7.200%, 10/01/22

Clark County, Nevada, Industrial Development Revenue Bonds (Southwest Gas Corporation Project),                12/09 at 102
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax)

Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34                     7/11 at 100

New Hampshire - 0.3%

New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding Bonds, University           7/02 at 102
 System of New Hampshire Issue, Series 1992, 6.250%, 7/01/20

New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A (Public Service       12/02 at 102
 Company of New Mexico - San Juan and Four Corners Projects), 6.375%, 12/15/22

New York - 4.3%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1992B:
 6.250%, 7/01/17 (Pre-refunded to 7/01/02)                                                                     7/02 at 102
 6.250%, 7/01/22 (Pre-refunded to 7/01/02)                                                                     7/02 at 102

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,           7/04 at 101 1/2
 6.375%, 7/01/18 (Pre-refunded to 7/01/04)

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18             2/02 at 101 1/2

New York City Industrial Development Agency, New York, Parking Facility Revenue Bonds (Royal Charter           12/11 at 102
 Properties Inc. - The New York and Presbyterian Hospital Leasehold Project), Series 2001,
 5.250%, 12/15/32

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (USTA National
Tennis Center Incorporated Project):
 6.500%, 11/15/10                                                                                             11/04 at 102
 6.600%, 11/15/11                                                                                             11/04 at 102

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue Bonds,           1/09 at 101
 Series C, 5.875%, 1/01/19

Description                                                                                                 Ratings**
----------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                        AAA
 6.100%, 10/01/33 (Alternative Minimum Tax)

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds (The Detroit Edison Company                   AAA
 Pollution Control Bonds Project), Collateralized Series 1991DD, 6.875%, 12/01/21 (Pre-refunded to
 12/01/01)

----------------------------------------------------------------------------------------------------------------------
Minnesota - 1.2%

City of St. Cloud, Minnesota, Healthcare Revenue Bonds (The St. Cloud Hospital Obligated Group),                  Aaa
 Series 2000-A, 5.875%, 5/01/30

----------------------------------------------------------------------------------------------------------------------
Mississippi - 1.8%

Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993 (University of           AAA
 Mississippi Medical Center Project), 5.900%, 12/01/23 (Pre-refunded to 12/01/04)

Walnut Grove Correctional Authority, Mississippi, Department of Corrections, Certificates of Participation,       AAA
 Series 1999, 6.000%, 11/01/19

Missouri - 2.0%

Kansas City, Missouri, Kansas City International Airport, Passenger Facility Charge Revenue Bonds,
Series 2001:
 5.000%, 4/01/17 (Alternative Minimum Tax)                                                                       AAA
 5.000%, 4/01/19 (Alternative Minimum Tax)                                                                       AAA

St. Louis Municipal Finance Corporation, City Justice Center, St. Louis, Missouri (Lessee), Leasehold             AAA
 Revenue Improvement Bonds, Series 1996A, 5.950%, 2/15/16 (Pre-refunded to 2/15/06)

Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds (Nevada Power Company Project),              AAA
 Series 1992C, 7.200%, 10/01/22

Clark County, Nevada, Industrial Development Revenue Bonds (Southwest Gas Corporation Project),                   AAA
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax)

Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34                       AAA

New Hampshire - 0.3%

New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding Bonds, University             AAA
 System of New Hampshire Issue, Series 1992, 6.250%, 7/01/20

New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A (Public Service          AAA
 Company of New Mexico - San Juan and Four Corners Projects), 6.375%, 12/15/22

New York - 4.3%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1992B:
 6.250%, 7/01/17 (Pre-refunded to 7/01/02)                                                                       AAA
 6.250%, 7/01/22 (Pre-refunded to 7/01/02)                                                                       AAA

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,                 AAA
 6.375%, 7/01/18 (Pre-refunded to 7/01/04)

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18                   AAA

New York City Industrial Development Agency, New York, Parking Facility Revenue Bonds (Royal Charter              AAA
 Properties Inc. - The New York and Presbyterian Hospital Leasehold Project), Series 2001,
 5.250%, 12/15/32

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (USTA National
Tennis Center Incorporated Project):
 6.500%, 11/15/10                                                                                                AAA
 6.600%, 11/15/11                                                                                                AAA

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue Bonds,             AAA
 Series C, 5.875%, 1/01/19

                                                                                                                  Market
Description                                                                                                        Value
-------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                  $  7,593,113
 6.100%, 10/01/33 (Alternative Minimum Tax)

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds (The Detroit Edison Company                2,047,960
 Pollution Control Bonds Project), Collateralized Series 1991DD, 6.875%, 12/01/21 (Pre-refunded to
 12/01/01)

-------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.2%

City of St. Cloud, Minnesota, Healthcare Revenue Bonds (The St. Cloud Hospital Obligated Group),              10,427,038
 Series 2000-A, 5.875%, 5/01/30

-------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.8%

Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993 (University of        7,142,976
 Mississippi Medical Center Project), 5.900%, 12/01/23 (Pre-refunded to 12/01/04)

Walnut Grove Correctional Authority, Mississippi, Department of Corrections, Certificates of Participation,    8,242,457
 Series 1999, 6.000%, 11/01/19

Missouri - 2.0%

Kansas City, Missouri, Kansas City International Airport, Passenger Facility Charge Revenue Bonds,
Series 2001:
 5.000%, 4/01/17 (Alternative Minimum Tax)                                                                    6,114,955
 5.000%, 4/01/19 (Alternative Minimum Tax)                                                                    2,472,675

St. Louis Municipal Finance Corporation, City Justice Center, St. Louis, Missouri (Lessee), Leasehold          8,976,822
 Revenue Improvement Bonds, Series 1996A, 5.950%, 2/15/16 (Pre-refunded to 2/15/06)

Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds (Nevada Power Company Project),           2,123,520
 Series 1992C, 7.200%, 10/01/22

Clark County, Nevada, Industrial Development Revenue Bonds (Southwest Gas Corporation Project),                3,946,828
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax)

Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34                    1,527,555

New Hampshire - 0.3%

New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding Bonds, University          2,971,467
 System of New Hampshire Issue, Series 1992, 6.250%, 7/01/20

New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A (Public Service       4,698,765
 Company of New Mexico - San Juan and Four Corners Projects), 6.375%, 12/15/22

New York - 4.3%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1992B:
 6.250%, 7/01/17 (Pre-refunded to 7/01/02)                                                                    5,193,633
 6.250%, 7/01/22 (Pre-refunded to 7/01/02)                                                                    7,258,508

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,              5,600,700
 6.375%, 7/01/18 (Pre-refunded to 7/01/04)

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18                3,115,336

New York City Industrial Development Agency, New York, Parking Facility Revenue Bonds (Royal Charter           1,548,851
 Properties Inc. - The New York and Presbyterian Hospital Leasehold Project), Series 2001,
 5.250%, 12/15/32

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (USTA National
Tennis Center Incorporated Project):
 6.500%, 11/15/10                                                                                             3,941,210
 6.600%, 11/15/11                                                                                             3,396,300

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue Bonds,          6,602,612
 Series C, 5.875%, 1/01/19

----
23

Portfolio of Investments (Unaudited)
Nuveen Insured Municipal Bond Fund (continued)
October 31, 2001

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------------
             Ohio - 0.3%

   $  2,500  Dublin City School District, Franklin, Delaware and Union Counties, Ohio, Various Purpose School Building
              Construction and Improvement Bonds (General Obligation - Unlimited Tax), 6.200%, 12/01/19
              (Pre-refunded to 12/01/02)
------------------------------------------------------------------------------------------------------------------------
             Oklahoma - 2.4%

     31,005  The McAlester Public Works Authority, Oklahoma, Utility System Refunding and Improvement Revenue
              Bonds, Series 1999A, 0.000%, 2/01/30

      5,000  Oklahoma Industries Authority, Health System Revenue Bonds (Obligated Group consisting of Baptist
              Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and Baptist Rural Health
              System, Inc.), 6.250%, 8/15/12

      5,000  Oklahoma Industries Authority, Health System Revenue and Refunding Bonds (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corporation and
              INTEGRIS Rural Health, Inc.), Series 1999A, 5.750, 8/15/29

      2,000  Trustees of the Tulsa Improvement Trust, Oklahoma, International Airport General Revenue Bonds,
              Series 1999A, 6.000%, 6/01/21

      1,000  Trustees of the Tulsa Improvement Trust, Oklahoma, International Airport General Revenue Bonds,
              Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 2.2%

      3,000  North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series of 1994,
              7.000%, 11/01/24 (Pre-refunded to 11/01/04)

     13,000  Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds (Capital Projects and
              Equipment Acquisition Program), Series of 1999, 6.150%, 12/01/29
------------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 1.1%

      3,750  Commonwealth of Puerto Rico, Public Improvement Bonds of 1992 (General Obligation Bonds),
              6.600%, 7/01/13 (Pre-refunded to 7/01/02)

      4,325  Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 9.576%, 7/01/19 (IF)
------------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.5%

      3,130  Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14

      1,000  Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,
              Series 1994A (FHA-Insured Mortgage Loan - Barbara Jordan Apartments Project), 6.650%, 7/01/15
------------------------------------------------------------------------------------------------------------------------
             South Carolina - 1.2%

             Charleston Public Facilities Corporation, Charleston County, South Carolina, Certificates of Participation,
             Series 1994B:
      1,430   6.875%, 6/01/14 (Pre-refunded to 6/01/04)
      2,385   7.000%, 6/01/19 (Pre-refunded to 6/01/04)

      5,435  Greenville Memorial Auditorium District Public Facilities Corporation, Greenville Memorial Auditorium
              District, South Carolina, Certificates of Participation (Bi-Lo Center Project), Series 1996B,
              5.750%, 3/01/22 (Pre-refunded to 3/01/06)
------------------------------------------------------------------------------------------------------------------------
             Tennessee - 3.0%

      2,000  Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,
              6.000%, 3/01/24 (Alternative Minimum Tax)

             The Health, Educational and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
             Housing Revenue Bonds, Series 2000A (Hickory Pointe Apartments Project):
      1,190   5.850%, 7/01/20
      5,155   5.950%, 7/01/31

     16,000  The Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson
              County, Tennessee, Revenue Bonds (Ascension Health Credit Group), Series 1999A, 6.000%, 11/15/30

                                                                                                              Optional Call
Description                                                                                                     Provisions*
----------------------------------------------------------------------------------------------------------------------------
Ohio - 0.3%

Dublin City School District, Franklin, Delaware and Union Counties, Ohio, Various Purpose School Building      12/02 at 102
 Construction and Improvement Bonds (General Obligation - Unlimited Tax), 6.200%, 12/01/19
 (Pre-refunded to 12/01/02)

Oklahoma - 2.4%

The McAlester Public Works Authority, Oklahoma, Utility System Refunding and Improvement Revenue            2/09 at 31 1/32
 Bonds, Series 1999A, 0.000%, 2/01/30

Oklahoma Industries Authority, Health System Revenue Bonds (Obligated Group consisting of Baptist               8/05 at 102
 Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and Baptist Rural Health
 System, Inc.), 6.250%, 8/15/12

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds (Obligated Group consisting            8/09 at 101
 of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corporation and
 INTEGRIS Rural Health, Inc.), Series 1999A, 5.750, 8/15/29

Trustees of the Tulsa Improvement Trust, Oklahoma, International Airport General Revenue Bonds,                 6/10 at 100
 Series 1999A, 6.000%, 6/01/21

Trustees of the Tulsa Improvement Trust, Oklahoma, International Airport General Revenue Bonds,                 6/10 at 100
 Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax)

Pennsylvania - 2.2%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series of 1994,              11/04 at 101
 7.000%, 11/01/24 (Pre-refunded to 11/01/04)

Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds (Capital Projects and                 No Opt. Call
 Equipment Acquisition Program), Series of 1999, 6.150%, 12/01/29

Puerto Rico - 1.1%

Commonwealth of Puerto Rico, Public Improvement Bonds of 1992 (General Obligation Bonds),                   7/02 at 101 1/2
 6.600%, 7/01/13 (Pre-refunded to 7/01/02)

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 9.576%, 7/01/19 (IF)                              No Opt. Call

Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14                7/04 at 102

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                     7/04 at 102
 Series 1994A (FHA-Insured Mortgage Loan - Barbara Jordan Apartments Project), 6.650%, 7/01/15

South Carolina - 1.2%

Charleston Public Facilities Corporation, Charleston County, South Carolina, Certificates of Participation,
Series 1994B:
 6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                                                     6/04 at 102
 7.000%, 6/01/19 (Pre-refunded to 6/01/04)                                                                     6/04 at 102

Greenville Memorial Auditorium District Public Facilities Corporation, Greenville Memorial Auditorium           3/06 at 102
 District, South Carolina, Certificates of Participation (Bi-Lo Center Project), Series 1996B,
 5.750%, 3/01/22 (Pre-refunded to 3/01/06)

Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                        3/10 at 101
 6.000%, 3/01/24 (Alternative Minimum Tax)

The Health, Educational and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A (Hickory Pointe Apartments Project):
 5.850%, 7/01/20                                                                                               7/10 at 102
 5.950%, 7/01/31                                                                                               7/10 at 102

The Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson           11/09 at 101
 County, Tennessee, Revenue Bonds (Ascension Health Credit Group), Series 1999A, 6.000%, 11/15/30

Description                                                                                                 Ratings**
----------------------------------------------------------------------------------------------------------------------
Ohio - 0.3%

Dublin City School District, Franklin, Delaware and Union Counties, Ohio, Various Purpose School Building         AAA
 Construction and Improvement Bonds (General Obligation - Unlimited Tax), 6.200%, 12/01/19
 (Pre-refunded to 12/01/02)

Oklahoma - 2.4%

The McAlester Public Works Authority, Oklahoma, Utility System Refunding and Improvement Revenue                  Aaa
 Bonds, Series 1999A, 0.000%, 2/01/30

Oklahoma Industries Authority, Health System Revenue Bonds (Obligated Group consisting of Baptist                 AAA
 Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and Baptist Rural Health
 System, Inc.), 6.250%, 8/15/12

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds (Obligated Group consisting              AAA
 of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corporation and
 INTEGRIS Rural Health, Inc.), Series 1999A, 5.750, 8/15/29

Trustees of the Tulsa Improvement Trust, Oklahoma, International Airport General Revenue Bonds,                   AAA
 Series 1999A, 6.000%, 6/01/21

Trustees of the Tulsa Improvement Trust, Oklahoma, International Airport General Revenue Bonds,                   AAA
 Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax)

Pennsylvania - 2.2%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series of 1994,                 AAA
 7.000%, 11/01/24 (Pre-refunded to 11/01/04)

Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds (Capital Projects and                    AAA
 Equipment Acquisition Program), Series of 1999, 6.150%, 12/01/29

Puerto Rico - 1.1%

Commonwealth of Puerto Rico, Public Improvement Bonds of 1992 (General Obligation Bonds),                         AAA
 6.600%, 7/01/13 (Pre-refunded to 7/01/02)

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 9.576%, 7/01/19 (IF)                                 AAA

Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14                  AAA

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                       AAA
 Series 1994A (FHA-Insured Mortgage Loan - Barbara Jordan Apartments Project), 6.650%, 7/01/15

South Carolina - 1.2%

Charleston Public Facilities Corporation, Charleston County, South Carolina, Certificates of Participation,
Series 1994B:
 6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                                                       AAA
 7.000%, 6/01/19 (Pre-refunded to 6/01/04)                                                                       AAA

Greenville Memorial Auditorium District Public Facilities Corporation, Greenville Memorial Auditorium             AAA
 District, South Carolina, Certificates of Participation (Bi-Lo Center Project), Series 1996B,
 5.750%, 3/01/22 (Pre-refunded to 3/01/06)

Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                          AAA
 6.000%, 3/01/24 (Alternative Minimum Tax)

The Health, Educational and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A (Hickory Pointe Apartments Project):
 5.850%, 7/01/20                                                                                                 Aaa
 5.950%, 7/01/31                                                                                                 Aaa

The Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson              AAA
 County, Tennessee, Revenue Bonds (Ascension Health Credit Group), Series 1999A, 6.000%, 11/15/30

                                                                                                                  Market
Description                                                                                                        Value
-------------------------------------------------------------------------------------------------------------------------
Ohio - 0.3%

Dublin City School District, Franklin, Delaware and Union Counties, Ohio, Various Purpose School Building   $  2,658,175
 Construction and Improvement Bonds (General Obligation - Unlimited Tax), 6.200%, 12/01/19
 (Pre-refunded to 12/01/02)

Oklahoma - 2.4%

The McAlester Public Works Authority, Oklahoma, Utility System Refunding and Improvement Revenue               6,440,359
 Bonds, Series 1999A, 0.000%, 2/01/30

Oklahoma Industries Authority, Health System Revenue Bonds (Obligated Group consisting of Baptist              5,460,000
 Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and Baptist Rural Health
 System, Inc.), 6.250%, 8/15/12

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds (Obligated Group consisting           5,268,100
 of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corporation and
 INTEGRIS Rural Health, Inc.), Series 1999A, 5.750, 8/15/29

Trustees of the Tulsa Improvement Trust, Oklahoma, International Airport General Revenue Bonds,                2,160,560
 Series 1999A, 6.000%, 6/01/21

Trustees of the Tulsa Improvement Trust, Oklahoma, International Airport General Revenue Bonds,                1,083,130
 Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax)

Pennsylvania - 2.2%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series of 1994,              3,408,690
 7.000%, 11/01/24 (Pre-refunded to 11/01/04)

Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds (Capital Projects and                15,408,120
 Equipment Acquisition Program), Series of 1999, 6.150%, 12/01/29

Puerto Rico - 1.1%

Commonwealth of Puerto Rico, Public Improvement Bonds of 1992 (General Obligation Bonds),                      3,920,475
 6.600%, 7/01/13 (Pre-refunded to 7/01/02)

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 9.576%, 7/01/19 (IF)                              5,747,579

Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14               3,453,016

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                    1,059,910
 Series 1994A (FHA-Insured Mortgage Loan - Barbara Jordan Apartments Project), 6.650%, 7/01/15

South Carolina - 1.2%

Charleston Public Facilities Corporation, Charleston County, South Carolina, Certificates of Participation,
Series 1994B:
 6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                                                    1,609,851
 7.000%, 6/01/19 (Pre-refunded to 6/01/04)                                                                    2,691,711

Greenville Memorial Auditorium District Public Facilities Corporation, Greenville Memorial Auditorium          6,103,777
 District, South Carolina, Certificates of Participation (Bi-Lo Center Project), Series 1996B,
 5.750%, 3/01/22 (Pre-refunded to 3/01/06)

Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                       2,165,820
 6.000%, 3/01/24 (Alternative Minimum Tax)

The Health, Educational and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A (Hickory Pointe Apartments Project):
 5.850%, 7/01/20                                                                                              1,263,840
 5.950%, 7/01/31                                                                                              5,452,495

The Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson          17,338,080
 County, Tennessee, Revenue Bonds (Ascension Health Credit Group), Series 1999A, 6.000%, 11/15/30

----
24

   Principal                                                                             Optional Call                 Market
Amount (000) Description                                                                   Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------
             Texas - 5.7%

   $  3,000  Bexar County Health Facilities Development Corporation, Texas, Hospital       8/04 at 102       AAA $  3,386,340
              Revenue Bonds (Baptist Memorial Hospital System Project), Series 1994,
              6.750%, 8/15/19 (Pre-refunded to 8/15/04)

      4,575  Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds,          8/02 at 102       AAA    4,825,802
              Series 1992A, 6.500%, 8/15/17 (Pre-refunded to 8/15/02)

             Harris County Hospital District, Texas, Refunding Revenue Bonds, Series
             1990:
        420   7.400%, 2/15/10                                                             No Opt. Call       AAA      492,001
        580   7.400%, 2/15/10                                                             No Opt. Call       AAA      691,215

             Retama Development Corporation, Texas, Special Facilities Revenue Bonds
             (Retama Park Racetrack Project),Series 1993:
      9,715   8.750%, 12/15/18                                                            No Opt. Call       AAA   14,303,783
      5,405   10.000%, 12/15/20                                                           No Opt. Call       AAA    8,871,983

      5,000  Tarrant County Health Facilities Development Corporation, Texas, Hospital    No Opt. Call       AAA    5,662,650
              Revenue Refunding and Improvement Bonds (Fort Worth Osteopathic Hospital,
              Inc. Project), Series 1993, 6.000%, 5/15/21

      6,080  Texas Health Facilities Development Corporation, Hospital Revenue Bonds       8/03 at 102       AAA    6,492,954
              (All Saint Episcopal Hospitals of Fort Worth Project), Series 1993B,
              6.250%, 8/15/22

      4,070  Williamson County, Texas, General Obligation Bonds, Drivers Series 188,       2/11 at 100       AAA    4,596,495
              9.511%, 2/15/21 (IF)

------------------------------------------------------------------------------------------------------------------------------
             Utah - 2.1%

      5,000  Emery County, Utah, Pollution Control Revenue Refunding Bonds, Series        11/03 at 102       AAA    5,122,900
              1993A (Pacificorp Projects), 5.650%, 11/01/23

      3,500  Salt Lake County, Utah, Hospital Revenue Bonds, Series 2001 (IHC Health       2/11 at 101       AAA    3,467,380
              Services, Inc.), 5.125%, 2/15/33

      2,000  Utah County, Utah, Hospital Revenue Bonds, Series 1997 (IHC Health            8/07 at 101       AAA    2,012,880
              Services, Inc.), 5.250%, 8/15/26

      3,055  State of Utah Building Ownership Authority, Lease Revenue Bonds (State       11/05 at 100       AAA    3,387,628
              Facilities Master Lease Program), Series 1995A, 5.750%, 5/15/18
              (Pre-refunded to 11/15/05)

      3,500  White City Water Improvement District, Salt Lake County, Utah, General        2/05 at 100       AAA    3,905,020
              Obligation Water Bonds, Series 1995, 6.600%, 2/01/25 (Pre-refunded to
              2/01/05)

------------------------------------------------------------------------------------------------------------------------------
             Vermont - 0.3%

      2,615  Vermont Housing Finance Agency, Single Family Housing Bonds, Series 12A,     11/09 at 100       AAA    2,779,510
              6.300%, 11/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------
             Virginia - 0.7%

      5,755  Industrial Development Authority of the City of Alexandria, Virginia,        10/10 at 101       AAA    6,345,521
              Fixed Rate Revenue Bonds (Institute for Defense Analyses), Series 2000A,
              5.900%, 10/01/20

------------------------------------------------------------------------------------------------------------------------------
             Washington - 5.3%

             Public Utility District No. 1 of Douglas County, Washington, Wells
             Hydroelectric Revenue Bonds,Refunding Series 2000A:
      2,975   6.300%, 9/01/15 (Alternative Minimum Tax)                                    9/10 at 100       AAA    3,323,640
      1,135   6.350%, 9/01/18 (Alternative Minimum Tax)                                    9/10 at 100       AAA    1,258,204

      1,000  City of Marysville, Washington, Water and Sewer Revenue Bonds, Series        12/03 at 100       AAA    1,096,870
              1991, 7.000%, 12/01/11 (Pre-refunded to 12/01/03)

             Port of Seattle, Washington, Special Facility Revenue Bonds (Terminal 18
             Project), Series 1999C:
      8,775   6.000%, 9/01/20 (Alternative Minimum Tax)                                    3/10 at 101       AAA    9,521,314
      7,935   6.250%, 9/01/26 (Alternative Minimum Tax)                                    3/10 at 101       AAA    8,744,529

      5,000  Public Utility District No. 1 of Snohomish County, Washington, Generation     1/04 at 102       AAA    5,155,800
              System Revenue Bonds, Series 1993B, 5.800%, 1/01/24 (Alternative Minimum
              Tax)

      7,825  Arlington School District No. 16 of Snohomish County, Washington,            10/10 at 100       Aaa    8,435,426
              Unlimited Tax General Obligation Bonds, Series 2000, 5.750%, 12/01/19

      5,000  Washington Public Power Supply System, Refunding Revenue Bonds (Nuclear      No Opt. Call       AAA    5,414,400
              Project No. 2), Series 1993B, 5.400%, 7/01/05

      2,000  Bellingham School District No. 501, Whatcom County, Washington, Unlimited    12/04 at 100       AAA    2,210,360
              Tax General Obligation Bonds, Series 1994, 6.125%, 12/01/13 (Pre-refunded to 12/01/04)

----
25

Portfolio of Investments (Unaudited)

October 31, 2001

   Principal                                                                                  Optional Call
Amount (000) Description                                                                        Provisions* Ratings**
----------------------------------------------------------------------------------------------------------------------
             Wisconsin - 0.8%

    $ 3,365  Evansville Community School District, Dane, Green, and Rock Counties,              4/11 at 100       AAA
              Wisconsin, General Obligation Refunding Bonds, Series 2001, 5.500%, 4/01/19

      2,000  City of Superior, Wisconsin, Limited Obligation Refunding Revenue Bonds           No Opt. Call       AAA
              (Midwest Energy Resources Company Project), Series 1991E (Collateralized),
              6.900%, 8/01/21

      1,000  Three Lakes School District, Wisconsin, General Obligation Bonds, 6.750%,          4/03 at 100       AAA
              4/01/12 (Pre-refunded to 4/01/03)
----------------------------------------------------------------------------------------------------------------------
    $886,123 Total Investments (cost $772,686,719) - 97.9%
============----------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.1%
             ---------------------------------------------------------------------------------------------------------
             Net Assets - 100%
             =========================================================================================================

                                                                                       Market
Description                                                                             Value
----------------------------------------------------------------------------------------------
Wisconsin - 0.8%

Evansville Community School District, Dane, Green, and Rock Counties,            $  3,529,914
 Wisconsin, General Obligation Refunding Bonds, Series 2001, 5.500%, 4/01/19

City of Superior, Wisconsin, Limited Obligation Refunding Revenue Bonds             2,512,040
 (Midwest Energy Resources Company Project), Series 1991E (Collateralized),
 6.900%, 8/01/21

Three Lakes School District, Wisconsin, General Obligation Bonds, 6.750%,           1,063,600
 4/01/12 (Pre-refunded to 4/01/03)
----------------------------------------------------------------------------------------------
Total Investments (cost $772,686,719) - 97.9%                                     841,902,662
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities - 2.1%                                               17,899,141
----------------------------------------------------------------------------------------------
Net Assets - 100%                                                                $859,801,803
==============================================================================================

          All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
      **  Ratings: Using the higher of Standard & Poor's or Moody's rating.
     (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.


----
26

Portfolio of Investments (Unaudited)
Nuveen Intermediate Duration Municipal Bond Fund
October 31, 2001

  Principal
Amount (000)  Description
--------------------------------------------------------------------------------------------------------------------------
              Alabama - 0.2%

 $    6,750   City of Birmingham, Alabama, Water and Sewer Revenue Warrants, Series 1998-A, 4.750%, 1/01/29
-------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.3%

      8,475   Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,
               5.850%, 6/01/25

--------------------------------------------------------------------------------------------------------------------------
              Arizona - 2.6%

     12,790   Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,
               6.125%, 7/01/09

      7,750   Arizona Board of Regents, Arizona State University, System Revenue Refunding Bonds, Series 1992-A,
               5.750%, 7/01/12

              Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System
              Revenue Bonds, 1992 Series C:
      6,450     6.250%, 1/01/19
     10,850     5.500%, 1/01/28

      9,935   Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System
               Revenue Bonds, 1973 Series A, 5.000%, 1/01/10

     17,820   Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
               Refunding Bonds, 1993 Series C, 4.750%, 1/01/17

      6,000   The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding
               Bonds, Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12

--------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.5%

              Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B (Baxter County Regional
              Hospital):
        500     5.000%, 9/01/09
      2,500     5.625%, 9/01/28

      7,605   Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06

      4,000   Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds (Entergy Arkansas, Inc. Project),
               Series 1997, 5.600%, 10/01/17

--------------------------------------------------------------------------------------------------------------------------
              California - 12.9%

     21,220   California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds
               (Catholic Healthcare West), 1994 Series A, 5.000%, 7/01/14

              State of California Department of Water Resources, Water System Revenue Bonds (Central Valley
              Project), Series L:
     15,515     5.700%, 12/01/16
      8,000     5.750%, 12/01/19
     12,250     5.500%, 12/01/23

     21,000   State of California Department of Water Resources, Water System Revenue Bonds (Central Valley
               Project), Series M, 4.875%, 12/01/27

     12,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of Corrections),
               1994 Series A (California State Prison - Monterey County (Soledad II)), 7.000%, 11/01/19 (Pre-
               refunded to 11/01/04)

     38,795   California Statewide Communities Development Authority, Certificates of Participation (St. Joseph
               Health System Obligated Group), 5.500%, 7/01/23

     15,725   Central Joint Powers Health Financing Authority, California, Certificates of Participation, Series 1993
               (Community Hospital of Central California), 5.250%, 2/01/13

      9,000   East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System
               Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21

     10,000   Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,
               6.000%, 1/01/34 (Pre-refunded to 1/01/07)

        555   La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, 1998 Refunding
               Special Tax Bonds (Civic Theatre Project) (Tax Increment Contribution), 5.200%, 10/01/06

                                                                                                              Optional Call
Description                                                                                                     Provisions*
----------------------------------------------------------------------------------------------------------------------------
Alabama - 0.2%

City of Birmingham, Alabama, Water and Sewer Revenue Warrants, Series 1998-A, 4.750%, 1/01/29                   1/08 at 102

Alaska - 0.3%

Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,                         12/03 at 102
 5.850%, 6/01/25

----------------------------------------------------------------------------------------------------------------------------
Arizona - 2.6%

Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,                  No Opt. Call
 6.125%, 7/01/09

Arizona Board of Regents, Arizona State University, System Revenue Refunding Bonds, Series 1992-A,              7/02 at 101
 5.750%, 7/01/12

Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System
Revenue Bonds, 1992 Series C:
  6.250%, 1/01/19                                                                                             1/02 at 102
  5.500%, 1/01/28                                                                                             1/02 at 100

Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System     1/02 at 100
 Revenue Bonds, 1973 Series A, 5.000%, 1/01/10

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue                1/04 at 100
 Refunding Bonds, 1993 Series C, 4.750%, 1/01/17

The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding             3/02 at 102
 Bonds, Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12

----------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.5%

Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B (Baxter County Regional
Hospital):
  5.000%, 9/01/09                                                                                            No Opt. Call
  5.625%, 9/01/28                                                                                             9/09 at 100

Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06                      7/03 at 102

Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds (Entergy Arkansas, Inc. Project),        12/02 at 102
 Series 1997, 5.600%, 10/01/17

----------------------------------------------------------------------------------------------------------------------------
California - 12.9%

California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds               7/04 at 102
 (Catholic Healthcare West), 1994 Series A, 5.000%, 7/01/14

State of California Department of Water Resources, Water System Revenue Bonds (Central Valley
Project), Series L:
  5.700%, 12/01/16                                                                                        6/03 at 101 1/2
  5.750%, 12/01/19                                                                                        6/03 at 101 1/2
  5.500%, 12/01/23                                                                                        6/03 at 101 1/2

State of California Department of Water Resources, Water System Revenue Bonds (Central Valley                  12/03 at 101
 Project), Series M, 4.875%, 12/01/27

State Public Works Board of the State of California, Lease Revenue Bonds (Department of Corrections),          11/04 at 102
 1994 Series A (California State Prison - Monterey County (Soledad II)), 7.000%, 11/01/19 (Pre-
 refunded to 11/01/04)

California Statewide Communities Development Authority, Certificates of Participation (St. Joseph               7/03 at 102
 Health System Obligated Group), 5.500%, 7/01/23

Central Joint Powers Health Financing Authority, California, Certificates of Participation, Series 1993         2/03 at 102
 (Community Hospital of Central California), 5.250%, 2/01/13

East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System                6/03 at 102
 Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21

Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,             1/07 at 100
 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, 1998 Refunding              No Opt. Call
 Special Tax Bonds (Civic Theatre Project) (Tax Increment Contribution), 5.200%, 10/01/06

Description                                                                                                 Ratings**
----------------------------------------------------------------------------------------------------------------------
Alabama - 0.2%

City of Birmingham, Alabama, Water and Sewer Revenue Warrants, Series 1998-A, 4.750%, 1/01/29                  AA-

Alaska - 0.3%

Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,                         AAA
 5.850%, 6/01/25

----------------------------------------------------------------------------------------------------------------------
Arizona - 2.6%

Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,                  BBB
 6.125%, 7/01/09

Arizona Board of Regents, Arizona State University, System Revenue Refunding Bonds, Series 1992-A,              AA
 5.750%, 7/01/12

Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System
Revenue Bonds, 1992 Series C:
  6.250%, 1/01/19                                                                                             AA
  5.500%, 1/01/28                                                                                             AA

Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System     AA
 Revenue Bonds, 1973 Series A, 5.000%, 1/01/10

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue                AA
 Refunding Bonds, 1993 Series C, 4.750%, 1/01/17

The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding            AAA
 Bonds, Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12

----------------------------------------------------------------------------------------------------------------------
Arkansas - 0.5%

Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B (Baxter County Regional
Hospital):
  5.000%, 9/01/09                                                                                            BBB
  5.625%, 9/01/28                                                                                            BBB

Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06                       A

Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds (Entergy Arkansas, Inc. Project),       BBB-
 Series 1997, 5.600%, 10/01/17

----------------------------------------------------------------------------------------------------------------------
California - 12.9%

California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds              AAA
 (Catholic Healthcare West), 1994 Series A, 5.000%, 7/01/14

State of California Department of Water Resources, Water System Revenue Bonds (Central Valley
Project), Series L:
  5.700%, 12/01/16                                                                                            AA
  5.750%, 12/01/19                                                                                            AA
  5.500%, 12/01/23                                                                                            AA

State of California Department of Water Resources, Water System Revenue Bonds (Central Valley                   AA
 Project), Series M, 4.875%, 12/01/27

State Public Works Board of the State of California, Lease Revenue Bonds (Department of Corrections),          Aaa
 1994 Series A (California State Prison - Monterey County (Soledad II)), 7.000%, 11/01/19 (Pre-
 refunded to 11/01/04)

California Statewide Communities Development Authority, Certificates of Participation (St. Joseph              AA-
 Health System Obligated Group), 5.500%, 7/01/23

Central Joint Powers Health Financing Authority, California, Certificates of Participation, Series 1993       Baa1
 (Community Hospital of Central California), 5.250%, 2/01/13

East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System               AAA
 Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21

Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,            AAA
 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, 1998 Refunding              N/R
 Special Tax Bonds (Civic Theatre Project) (Tax Increment Contribution), 5.200%, 10/01/06

                                                                                                                    Market
Description                                                                                                          Value
---------------------------------------------------------------------------------------------------------------------------
Alabama - 0.2%

City of Birmingham, Alabama, Water and Sewer Revenue Warrants, Series 1998-A, 4.750%, 1/01/29               $    6,428,093

Alaska - 0.3%

Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,                           8,647,466
 5.850%, 6/01/25

---------------------------------------------------------------------------------------------------------------------------
Arizona - 2.6%

Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,                   13,790,562
 6.125%, 7/01/09

Arizona Board of Regents, Arizona State University, System Revenue Refunding Bonds, Series 1992-A,               7,996,140
 5.750%, 7/01/12

Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System
Revenue Bonds, 1992 Series C:
  6.250%, 1/01/19                                                                                              6,619,958
  5.500%, 1/01/28                                                                                             10,861,393

Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System      9,953,479
 Revenue Bonds, 1973 Series A, 5.000%, 1/01/10

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue                17,835,325
 Refunding Bonds, 1993 Series C, 4.750%, 1/01/17

The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding              6,135,360
 Bonds, Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12

---------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.5%

Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B (Baxter County Regional
Hospital):
  5.000%, 9/01/09                                                                                                497,950
  5.625%, 9/01/28                                                                                              2,453,950

Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06                       8,202,753

Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds (Entergy Arkansas, Inc. Project),          3,925,520
 Series 1997, 5.600%, 10/01/17

---------------------------------------------------------------------------------------------------------------------------
California - 12.9%

California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds               21,935,963
 (Catholic Healthcare West), 1994 Series A, 5.000%, 7/01/14

State of California Department of Water Resources, Water System Revenue Bonds (Central Valley
Project), Series L:
  5.700%, 12/01/16                                                                                            16,375,927
  5.750%, 12/01/19                                                                                             8,274,640
  5.500%, 12/01/23                                                                                            12,557,720

State of California Department of Water Resources, Water System Revenue Bonds (Central Valley                   21,011,550
 Project), Series M, 4.875%, 12/01/27

State Public Works Board of the State of California, Lease Revenue Bonds (Department of Corrections),           13,916,760
 1994 Series A (California State Prison - Monterey County (Soledad II)), 7.000%, 11/01/19 (Pre-
 refunded to 11/01/04)

California Statewide Communities Development Authority, Certificates of Participation (St. Joseph               39,506,112
 Health System Obligated Group), 5.500%, 7/01/23

Central Joint Powers Health Financing Authority, California, Certificates of Participation, Series 1993         15,765,099
 (Community Hospital of Central California), 5.250%, 2/01/13

East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System                 9,071,460
 Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21

Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,             11,505,500
 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, 1998 Refunding                  577,677
 Special Tax Bonds (Civic Theatre Project) (Tax Increment Contribution), 5.200%, 10/01/06

----
27

Portfolio of Investments (Unaudited)
Nuveen Intermediate Duration Municipal Bond Fund (continued)
October 31, 2001

  Principal
Amount (000)  Description
-----------------------------------------------------------------------------------------------------------------------
              California (continued)

 $   17,040   Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds, 1993
               Refunding Series A, 5.125%, 8/15/13

      2,500   Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds,
               2001 A, Subseries A-3, 5. 375%, 7/01/21

              Department of Water and Power of the City of Los Angeles, California, Electric Plant Revenue Bonds,
              Issue of 2000:
     18,555     5.000%, 2/15/02
      6,445     5.000%, 2/15/02

     17,575   Department of Water and Power of the City of Los Angeles, California, Water Works Revenue Bonds,
               Issue of 1992, 6.500%, 4/15/32

      3,000   The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B,
               5.700%, 6/01/23

     20,670   The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D,
               5.200%, 11/01/21

     15,750   Los Angeles County Metropolitan Transportation Authority, California, Proposition A Sales Tax Revenue
               Refunding Bonds, Series 1993-A, 5.500%, 7/01/13

              Los Angeles County Metropolitan Transit Authority, California, Proposition C Sales Tax Revenue Second
              Senior Bonds, Series 1993-B:
     20,935     4.750%, 7/01/18
      8,000     5.250%, 7/01/23

     10,500   Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds,
               1993 Series A (Senior Ad Valorem Obligation Bonds), 5.375%, 10/01/13

     31,360   Los Angeles County Transportation Commission, California, Proposition C Sales Tax Second Senior
               Revenue Bonds, Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)

      5,000   The Metropolitan Water District of Southern California, Water Revenue Bonds, Issue of 1992,
               5.500%, 7/01/19 (Pre-refunded to 7/01/02)

      4,000   County of San Diego, California, Certificates of Participation (The Burnham Institute), 6.250%, 9/01/29

      8,050   The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose Projects),
               Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)

      2,355   Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,
               4.000%, 3/01/16

-----------------------------------------------------------------------------------------------------------------------
              Colorado - 1.8%

      2,300   E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway
               Revenue Bonds (E-470 Project), Senior Bonds, Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

      1,000   Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Variable Rate
               Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

        500   Colorado Health Facilities Authority, Revenue Bonds, Series 1995 (Covenant Retirement Communities,
               Inc.), 6.200%, 12/01/07

      2,000   Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System
               Project), Series 2001, 6.500%, 11/15/31

      9,915   City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,
               5.500%, 11/15/16 (Alternative Minimum Tax)

      6,845   City and County of Denver, Colorado, Airport Revenue Bonds, Series 1996D, 5.875%, 11/15/16 (Pre-
               refunded to 11/15/01)

      5,145   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991A, 8.875%, 11/15/12
               (Alternative Minimum Tax) (Pre-refunded to 11/15/01)

     17,820   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/21
               (Alternative Minimum Tax) (Pre-refunded to 11/15/01)

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
California (continued)

Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds, 1993                 8/03 at 102
 Refunding Series A, 5.125%, 8/15/13

Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds,             7/06 at 100
 2001 A, Subseries A-3, 5. 375%, 7/01/21

Department of Water and Power of the City of Los Angeles, California, Electric Plant Revenue Bonds,
Issue of 2000:
  5.000%, 2/15/02                                                                                          No Opt. Call
  5.000%, 2/15/02                                                                                          No Opt. Call

Department of Water and Power of the City of Los Angeles, California, Water Works Revenue Bonds,              4/02 at 102
 Issue of 1992, 6.500%, 4/15/32

The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B,                           6/03 at 102
 5.700%, 6/01/23

The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D,                          11/03 at 102
 5.200%, 11/01/21

Los Angeles County Metropolitan Transportation Authority, California, Proposition A Sales Tax Revenue         7/03 at 102
 Refunding Bonds, Series 1993-A, 5.500%, 7/01/13

Los Angeles County Metropolitan Transit Authority, California, Proposition C Sales Tax Revenue Second
Senior Bonds, Series 1993-B:
  4.750%, 7/01/18                                                                                           7/03 at 102
  5.250%, 7/01/23                                                                                           7/03 at 102

Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds,     10/03 at 102
 1993 Series A (Senior Ad Valorem Obligation Bonds), 5.375%, 10/01/13

Los Angeles County Transportation Commission, California, Proposition C Sales Tax Second Senior               7/02 at 102
 Revenue Bonds, Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)

The Metropolitan Water District of Southern California, Water Revenue Bonds, Issue of 1992,                   7/02 at 102
 5.500%, 7/01/19 (Pre-refunded to 7/01/02)

County of San Diego, California, Certificates of Participation (The Burnham Institute), 6.250%, 9/01/29       9/09 at 101

The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose Projects),             9/02 at 102
 Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)

Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,                        No Opt. Call
 4.000%, 3/01/16

--------------------------------------------------------------------------------------------------------------------------
Colorado - 1.8%

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway        8/05 at 95 29/32
 Revenue Bonds (E-470 Project), Senior Bonds, Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Variable Rate         12/06 at 102
 Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

Colorado Health Facilities Authority, Revenue Bonds, Series 1995 (Covenant Retirement Communities,           12/05 at 102
 Inc.), 6.200%, 12/01/07

Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System             11/11 at 101
 Project), Series 2001, 6.500%, 11/15/31

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,                   11/11 at 100
 5.500%, 11/15/16 (Alternative Minimum Tax)

City and County of Denver, Colorado, Airport Revenue Bonds, Series 1996D, 5.875%, 11/15/16 (Pre-             11/01 at 100
 refunded to 11/15/01)

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991A, 8.875%, 11/15/12            11/01 at 102
 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/21            11/01 at 102
 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)

Description                                                                                              Ratings**
-------------------------------------------------------------------------------------------------------------------
California (continued)

Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds, 1993                  AAA
 Refunding Series A, 5.125%, 8/15/13

Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds,              Aa3
 2001 A, Subseries A-3, 5. 375%, 7/01/21

Department of Water and Power of the City of Los Angeles, California, Electric Plant Revenue Bonds,
Issue of 2000:
  5.000%, 2/15/02                                                                                            Aaa
  5.000%, 2/15/02                                                                                            Aa3

Department of Water and Power of the City of Los Angeles, California, Water Works Revenue Bonds,             AA***
 Issue of 1992, 6.500%, 4/15/32

The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B,                            AAA
 5.700%, 6/01/23

The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D,                            AAA
 5.200%, 11/01/21

Los Angeles County Metropolitan Transportation Authority, California, Proposition A Sales Tax Revenue           AA
 Refunding Bonds, Series 1993-A, 5.500%, 7/01/13

Los Angeles County Metropolitan Transit Authority, California, Proposition C Sales Tax Revenue Second
Senior Bonds, Series 1993-B:
  4.750%, 7/01/18                                                                                            AAA
  5.250%, 7/01/23                                                                                            AAA

Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds,        AA
 1993 Series A (Senior Ad Valorem Obligation Bonds), 5.375%, 10/01/13

Los Angeles County Transportation Commission, California, Proposition C Sales Tax Second Senior                Aaa
 Revenue Bonds, Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)

The Metropolitan Water District of Southern California, Water Revenue Bonds, Issue of 1992,                  AA***
 5.500%, 7/01/19 (Pre-refunded to 7/01/02)

County of San Diego, California, Certificates of Participation (The Burnham Institute), 6.250%, 9/01/29       Baa3

The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose Projects),              AAA
 Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)

Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,                          Ba3
 4.000%, 3/01/16

-------------------------------------------------------------------------------------------------------------------
Colorado - 1.8%

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway              AAA
 Revenue Bonds (E-470 Project), Senior Bonds, Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Variable Rate           AA-
 Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

Colorado Health Facilities Authority, Revenue Bonds, Series 1995 (Covenant Retirement Communities,              A-
 Inc.), 6.200%, 12/01/07

Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System              BBB+
 Project), Series 2001, 6.500%, 11/15/31

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,                     AAA
 5.500%, 11/15/16 (Alternative Minimum Tax)

City and County of Denver, Colorado, Airport Revenue Bonds, Series 1996D, 5.875%, 11/15/16 (Pre-               AAA
 refunded to 11/15/01)

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991A, 8.875%, 11/15/12             A***
 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/21             A***
 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)

                                                                                                                 Market
Description                                                                                                       Value
------------------------------------------------------------------------------------------------------------------------
California (continued)

Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds, 1993            $   17,960,842
 Refunding Series A, 5.125%, 8/15/13

Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds,             2,576,675
 2001 A, Subseries A-3, 5. 375%, 7/01/21

Department of Water and Power of the City of Los Angeles, California, Electric Plant Revenue Bonds,
Issue of 2000:
  5.000%, 2/15/02                                                                                          18,716,800
  5.000%, 2/15/02                                                                                           6,497,978

Department of Water and Power of the City of Los Angeles, California, Water Works Revenue Bonds,             18,256,383
 Issue of 1992, 6.500%, 4/15/32

The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B,                           3,108,390
 5.700%, 6/01/23

The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D,                          21,042,060
 5.200%, 11/01/21

Los Angeles County Metropolitan Transportation Authority, California, Proposition A Sales Tax Revenue        16,443,315
 Refunding Bonds, Series 1993-A, 5.500%, 7/01/13

Los Angeles County Metropolitan Transit Authority, California, Proposition C Sales Tax Revenue Second
Senior Bonds, Series 1993-B:
  4.750%, 7/01/18                                                                                          21,035,069
  5.250%, 7/01/23                                                                                           8,131,280

Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds,     10,971,030
 1993 Series A (Senior Ad Valorem Obligation Bonds), 5.375%, 10/01/13

Los Angeles County Transportation Commission, California, Proposition C Sales Tax Second Senior              32,973,472
 Revenue Bonds, Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)

The Metropolitan Water District of Southern California, Water Revenue Bonds, Issue of 1992,                   5,215,750
 5.500%, 7/01/19 (Pre-refunded to 7/01/02)

County of San Diego, California, Certificates of Participation (The Burnham Institute), 6.250%, 9/01/29       4,192,520

The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose Projects),             8,535,335
 Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)

Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,                         2,099,694
 4.000%, 3/01/16

------------------------------------------------------------------------------------------------------------------------
Colorado - 1.8%

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway             1,958,519
 Revenue Bonds (E-470 Project), Senior Bonds, Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Variable Rate          1,045,000
 Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

Colorado Health Facilities Authority, Revenue Bonds, Series 1995 (Covenant Retirement Communities,              540,580
 Inc.), 6.200%, 12/01/07

Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System              2,123,040
 Project), Series 2001, 6.500%, 11/15/31

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,                   10,322,209
 5.500%, 11/15/16 (Alternative Minimum Tax)

City and County of Denver, Colorado, Airport Revenue Bonds, Series 1996D, 5.875%, 11/15/16 (Pre-              6,855,199
 refunded to 11/15/01)

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991A, 8.875%, 11/15/12             5,260,814
 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/21            18,213,644
 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)

----
28

  Principal
Amount (000)  Description
----------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

 $   10,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21

        560   Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,
               6.750%, 5/01/06 (Alternative Minimum Tax)

----------------------------------------------------------------------------------------------------------------------
              Connecticut - 0.0%

        335   Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon
               Project), Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)

----------------------------------------------------------------------------------------------------------------------
              Delaware - 0.0%

        500   Delaware Economic Development Authority, First Mortgage Revenue Bonds (Peninsula United
               Methodist Homes, Inc. Issue), Series 1997A, 6.100%, 5/01/10

----------------------------------------------------------------------------------------------------------------------
              District of Columbia - 1.9%

      1,900   District of Columbia, Washington, D.C., General Obligation Refunding Bonds, Series 1994A-1,
               6.000%, 6/01/11

     25,000   District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
               Bonds, Series 2001, 6.750%, 5/15/40

     25,050   Washington Convention Center Authority, District of Columbia, Washington, D.C., Senior Lien Dedicated
               Tax Revenue Bonds, Series 1998, 4.750%, 10/01/28

----------------------------------------------------------------------------------------------------------------------
              Florida - 2.4%

        300   Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds
               (Windover Oaks and Windover Health Club Apartments Projects), Series 1996A, 6.900%, 2/01/27
               (Mandatory put 2/01/07)

        500   Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10

              Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
        145     0.000%, 10/01/09
        190     0.000%, 10/01/09

        500   Duval County School District, Florida, General Obligation Refunding Bonds, Series 1992,
               6.300%, 8/01/08

        130   Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series
               1997A (Multi-County Program), 5.500%, 4/01/08 (Alternative Minimum Tax)

        200   Escambia County, Florida, Pollution Control Revenue Refunding Bonds (Champion International Project),
               Series 1992, 6.950%, 11/01/07

        160   Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A,
               6.000%, 1/01/04 (Alternative Minimum Tax)

        500   Broward County Expressway Authority, State of Florida, Full Faith and Credit, General Obligation Bonds,
               Series 1984, 9.875%, 7/01/09

        200   Halifax Hospital Medical Center, Daytona Beach, Florida, Health Care Facilities Revenue Bonds (Halifax
               Management System, Inc. Project), 1998 Series A, 4.600%, 4/01/08

     32,000   Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Refunding
               Bonds (Tampa Electric Company Project), Series 1992, 8.000%, 5/01/22

        150   Indian Trace Community Development District, Broward County, Florida, Water Management Special
               Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06

        165   Jacksonville Health Facilities Authority, Florida, Industrial Development Revenue Bonds (National
               Benevolent Association--Cypress Village Florida Project), Series 1996A, 5.850%, 12/01/06

        400   Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11

        250   Hospital Board of Directors of Lee County, Florida, Fixed Rate Hospital Revenue Bonds (Lee Memorial
               Health System), 1997 Series A, 5.400%, 4/01/09

        200   City of Leesburg, Florida, Hospital Revenue Refunding Bonds (Leesburg Regional Medical Center
               Project), Series 1996A, 5.600%, 7/01/08

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21               No Opt. Call

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,       No Opt. Call
 6.750%, 5/01/06 (Alternative Minimum Tax)

-------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.0%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon              1/03 at 102
 Project), Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)

-------------------------------------------------------------------------------------------------------------------------
Delaware - 0.0%

Delaware Economic Development Authority, First Mortgage Revenue Bonds (Peninsula United                      5/07 at 102
 Methodist Homes, Inc. Issue), Series 1997A, 6.100%, 5/01/10

-------------------------------------------------------------------------------------------------------------------------
District of Columbia - 1.9%

District of Columbia, Washington, D.C., General Obligation Refunding Bonds, Series 1994A-1,                 No Opt. Call
 6.000%, 6/01/11

District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed               5/11 at 101
 Bonds, Series 2001, 6.750%, 5/15/40

Washington Convention Center Authority, District of Columbia, Washington, D.C., Senior Lien Dedicated       10/08 at 100
 Tax Revenue Bonds, Series 1998, 4.750%, 10/01/28

-------------------------------------------------------------------------------------------------------------------------
Florida - 2.4%

Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds               2/06 at 101
 (Windover Oaks and Windover Health Club Apartments Projects), Series 1996A, 6.900%, 2/01/27
 (Mandatory put 2/01/07)

Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10                        No Opt. Call

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
  0.000%, 10/01/09                                                                                    10/08 at 98 7/32
  0.000%, 10/01/09                                                                                    10/08 at 98 7/32

Duval County School District, Florida, General Obligation Refunding Bonds, Series 1992,                      8/02 at 102
 6.300%, 8/01/08

Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series             4/07 at 102
 1997A (Multi-County Program), 5.500%, 4/01/08 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Refunding Bonds (Champion International Project),       11/02 at 102
 Series 1992, 6.950%, 11/01/07

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A,               No Opt. Call
 6.000%, 1/01/04 (Alternative Minimum Tax)

Broward County Expressway Authority, State of Florida, Full Faith and Credit, General Obligation Bonds,     No Opt. Call
 Series 1984, 9.875%, 7/01/09

Halifax Hospital Medical Center, Daytona Beach, Florida, Health Care Facilities Revenue Bonds (Halifax      No Opt. Call
 Management System, Inc. Project), 1998 Series A, 4.600%, 4/01/08

Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Refunding           5/02 at 103
 Bonds (Tampa Electric Company Project), Series 1992, 8.000%, 5/01/22

Indian Trace Community Development District, Broward County, Florida, Water Management Special               5/05 at 102
 Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06

Jacksonville Health Facilities Authority, Florida, Industrial Development Revenue Bonds (National           No Opt. Call
 Benevolent Association--Cypress Village Florida Project), Series 1996A, 5.850%, 12/01/06

Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11                        No Opt. Call

Hospital Board of Directors of Lee County, Florida, Fixed Rate Hospital Revenue Bonds (Lee Memorial          4/07 at 102
 Health System), 1997 Series A, 5.400%, 4/01/09

City of Leesburg, Florida, Hospital Revenue Refunding Bonds (Leesburg Regional Medical Center                7/06 at 102
 Project), Series 1996A, 5.600%, 7/01/08

                                                                                                                          Market
Description                                                                                             Ratings**          Value
---------------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21              AAA    $    3,529,800

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,      N/R           560,235
 6.750%, 5/01/06 (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.0%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon            BBB           341,439
 Project), Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.0%

Delaware Economic Development Authority, First Mortgage Revenue Bonds (Peninsula United                    BBB           516,530
 Methodist Homes, Inc. Issue), Series 1997A, 6.100%, 5/01/10

---------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 1.9%

District of Columbia, Washington, D.C., General Obligation Refunding Bonds, Series 1994A-1,                AAA         2,202,423
 6.000%, 6/01/11

District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed              A1        27,669,500
 Bonds, Series 2001, 6.750%, 5/15/40

Washington Convention Center Authority, District of Columbia, Washington, D.C., Senior Lien Dedicated      AAA        23,653,964
 Tax Revenue Bonds, Series 1998, 4.750%, 10/01/28

---------------------------------------------------------------------------------------------------------------------------------
Florida - 2.4%

Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds             AAA           326,385
 (Windover Oaks and Windover Health Club Apartments Projects), Series 1996A, 6.900%, 2/01/27
 (Mandatory put 2/01/07)

Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10                       AAA           586,920

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
  0.000%, 10/01/09                                                                                       AAA           105,522
  0.000%, 10/01/09                                                                                       AAA           136,036

Duval County School District, Florida, General Obligation Refunding Bonds, Series 1992,                    AAA           524,980
 6.300%, 8/01/08

Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series           Aaa           140,936
 1997A (Multi-County Program), 5.500%, 4/01/08 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Refunding Bonds (Champion International Project),      BBB           210,038
 Series 1992, 6.950%, 11/01/07

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A,              AAA           169,504
 6.000%, 1/01/04 (Alternative Minimum Tax)

Broward County Expressway Authority, State of Florida, Full Faith and Credit, General Obligation Bonds,    AAA           668,570
 Series 1984, 9.875%, 7/01/09

Halifax Hospital Medical Center, Daytona Beach, Florida, Health Care Facilities Revenue Bonds (Halifax       A           203,608
 Management System, Inc. Project), 1998 Series A, 4.600%, 4/01/08

Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Refunding          A1        33,670,080
 Bonds (Tampa Electric Company Project), Series 1992, 8.000%, 5/01/22

Indian Trace Community Development District, Broward County, Florida, Water Management Special             AAA           164,259
 Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06

Jacksonville Health Facilities Authority, Florida, Industrial Development Revenue Bonds (National         Baa2           173,568
 Benevolent Association--Cypress Village Florida Project), Series 1996A, 5.850%, 12/01/06

Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11                       AAA           459,476

Hospital Board of Directors of Lee County, Florida, Fixed Rate Hospital Revenue Bonds (Lee Memorial        AAA           272,648
 Health System), 1997 Series A, 5.400%, 4/01/09

City of Leesburg, Florida, Hospital Revenue Refunding Bonds (Leesburg Regional Medical Center                A           214,816
 Project), Series 1996A, 5.600%, 7/01/08

----
29

----
30

Portfolio of Investments (Unaudited)
Nuveen Intermediate Duration Municipal Bond Fund (continued)
October 31, 2001

  Principal
Amount (000)  Description
---------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

 $      270   Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (GNMA and
               FNMA Mortgage-Backed Securities Program), Series 1997B, 5.400%, 9/01/09 (Alternative Minimum
               Tax)

     25,675   Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,
               5.000%, 10/01/23

      2,995   Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1991A,
               5.500%, 10/01/26 (Pre-refunded to 12/06/01)

      1,000   Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
               Project), Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

        205   Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.
               Project), Series 1997C, 6.750%, 5/01/05

        200   Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds, Series
               1995 (Sunnyside Properties Project), 5.500%, 5/15/05

      1,050   The Elderly Housing Corporation of Sarasota, Inc., Florida (Elderly Housing Project for the Sarasota
               Housing Authority), First Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09

---------------------------------------------------------------------------------------------------------------------------
              Illinois - 18.8%

      2,000   Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere
               Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13

      7,880   City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18

      2,000   City of Chicago, Illinois, General Obligation Bonds (City Colleges of Chicago Capital Improvement Project),
               Series 1999, 0.000%, 1/01/14

     14,780   Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue
               Refunding Bonds (FHA-Insured Mortgage Loans - Section 8 Assisted Projects), Series 1992B,
               6.900%, 7/01/22

      7,965   City of Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 1993, 5.000%, 1/01/16

        500   City of Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds (United Air Lines,
               Inc.), Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)

     22,010   City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding
               Bonds, 1993 Series C, 5.000%, 1/01/18

     61,250   City of Chicago, Illinois, O'Hare International Airport, General Revenue Refunding Bonds, 1993 Series A,
               5.000%, 1/01/16

      3,205   City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15

     22,335   City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15

     30,380   Cook County, Illinois, General Obligation Bonds, Series 1993A, 5.000%, 11/15/23

      4,890   Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,
               Series 2001, 0.000%, 12/01/19

     17,300   DuPage Water Commission (DuPage, Cook and Will Counties, Illinois), General Obligation Water
               Refunding Bonds, Series 1992, 5.750%, 3/01/11

     11,350   DuPage Water Commission (DuPage, Cook and Will Counties, Illinois), Water Refunding Revenue Bonds,
               Series 1993, 5.250%, 5/01/14

      1,000   Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds (Waste
               Management, Inc. Project), Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

      5,000   Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001 (Elgin
               School District Number U-46 Project), 0.000%, 1/01/16

        225   Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998 (The Latin
               School of Chicago Project), 5.250%, 8/01/09

     17,075   Illinois Educational Facilities Authority, Revenue Refunding Bonds (The University of Chicago), Series
               1993B, 5.600%, 7/01/24

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Florida (continued)

Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (GNMA and               9/07 at 102
 FNMA Mortgage-Backed Securities Program), Series 1997B, 5.400%, 9/01/09 (Alternative Minimum
 Tax)

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,            4/02 at 100
 5.000%, 10/01/23

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1991A,           12/01 at 100
 5.500%, 10/01/26 (Pre-refunded to 12/06/01)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.     No Opt. Call
 Project), Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.     No Opt. Call
 Project), Series 1997C, 6.750%, 5/01/05

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds, Series       No Opt. Call
 1995 (Sunnyside Properties Project), 5.500%, 5/15/05

The Elderly Housing Corporation of Sarasota, Inc., Florida (Elderly Housing Project for the Sarasota           1/02 at 103
 Housing Authority), First Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09

---------------------------------------------------------------------------------------------------------------------------
Illinois - 18.8%

Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere           No Opt. Call
 Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13

City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18                              1/04 at 102

City of Chicago, Illinois, General Obligation Bonds (City Colleges of Chicago Capital Improvement Project),   No Opt. Call
 Series 1999, 0.000%, 1/01/14

Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue                    7/02 at 102
 Refunding Bonds (FHA-Insured Mortgage Loans - Section 8 Assisted Projects), Series 1992B,
 6.900%, 7/01/22

City of Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 1993, 5.000%, 1/01/16                1/03 at 101

City of Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds (United Air Lines,  No Opt. Call
 Inc.), Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding         1/04 at 102
 Bonds, 1993 Series C, 5.000%, 1/01/18

City of Chicago, Illinois, O'Hare International Airport, General Revenue Refunding Bonds, 1993 Series A,       1/04 at 102
 5.000%, 1/01/16

City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15                 1/06 at 102

City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15                                 11/06 at 102

Cook County, Illinois, General Obligation Bonds, Series 1993A, 5.000%, 11/15/23                               11/03 at 100

Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,          No Opt. Call
 Series 2001, 0.000%, 12/01/19

DuPage Water Commission (DuPage, Cook and Will Counties, Illinois), General Obligation Water                   3/02 at 100
 Refunding Bonds, Series 1992, 5.750%, 3/01/11

DuPage Water Commission (DuPage, Cook and Will Counties, Illinois), Water Refunding Revenue Bonds,             5/03 at 102
 Series 1993, 5.250%, 5/01/14

Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds (Waste             No Opt. Call
 Management, Inc. Project), Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001 (Elgin            No Opt. Call
 School District Number U-46 Project), 0.000%, 1/01/16

Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998 (The Latin             8/08 at 100
 School of Chicago Project), 5.250%, 8/01/09

Illinois Educational Facilities Authority, Revenue Refunding Bonds (The University of Chicago), Series         7/03 at 102
 1993B, 5.600%, 7/01/24

Description                                                                                                  Ratings**
-----------------------------------------------------------------------------------------------------------------------
Florida (continued)

Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (GNMA and                   AAA
 FNMA Mortgage-Backed Securities Program), Series 1997B, 5.400%, 9/01/09 (Alternative Minimum
 Tax)

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,                Aa2
 5.000%, 10/01/23

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1991A,             Aa2***
 5.500%, 10/01/26 (Pre-refunded to 12/06/01)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.          N/R
 Project), Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.          N/R
 Project), Series 1997C, 6.750%, 5/01/05

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds, Series            N/R
 1995 (Sunnyside Properties Project), 5.500%, 5/15/05

The Elderly Housing Corporation of Sarasota, Inc., Florida (Elderly Housing Project for the Sarasota               N/R
 Housing Authority), First Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09

-----------------------------------------------------------------------------------------------------------------------
Illinois - 18.8%

Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere                Aaa
 Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13

City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18                                  AAA

City of Chicago, Illinois, General Obligation Bonds (City Colleges of Chicago Capital Improvement Project),        AAA
 Series 1999, 0.000%, 1/01/14

Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue                         AA
 Refunding Bonds (FHA-Insured Mortgage Loans - Section 8 Assisted Projects), Series 1992B,
 6.900%, 7/01/22

City of Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 1993, 5.000%, 1/01/16                    AAA

City of Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds (United Air Lines,       BB-
 Inc.), Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding             AAA
 Bonds, 1993 Series C, 5.000%, 1/01/18

City of Chicago, Illinois, O'Hare International Airport, General Revenue Refunding Bonds, 1993 Series A,            A+
 5.000%, 1/01/16

City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15                     AAA

City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15                                      AAA

Cook County, Illinois, General Obligation Bonds, Series 1993A, 5.000%, 11/15/23                                    AAA

Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,               Aaa
 Series 2001, 0.000%, 12/01/19

DuPage Water Commission (DuPage, Cook and Will Counties, Illinois), General Obligation Water                       AAA
 Refunding Bonds, Series 1992, 5.750%, 3/01/11

DuPage Water Commission (DuPage, Cook and Will Counties, Illinois), Water Refunding Revenue Bonds,                 Aa1
 Series 1993, 5.250%, 5/01/14

Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds (Waste                  BBB
 Management, Inc. Project), Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001 (Elgin                 Aaa
 School District Number U-46 Project), 0.000%, 1/01/16

Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998 (The Latin                Baa2
 School of Chicago Project), 5.250%, 8/01/09

Illinois Educational Facilities Authority, Revenue Refunding Bonds (The University of Chicago), Series             Aa1
 1993B, 5.600%, 7/01/24

                                                                                                                      Market
Description                                                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------
Florida (continued)

Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (GNMA and              $      291,678
 FNMA Mortgage-Backed Securities Program), Series 1997B, 5.400%, 9/01/09 (Alternative Minimum
 Tax)

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,               25,673,203
 5.000%, 10/01/23

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1991A,                3,005,093
 5.500%, 10/01/26 (Pre-refunded to 12/06/01)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.          1,027,720
 Project), Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals, Inc.            205,158
 Project), Series 1997C, 6.750%, 5/01/05

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds, Series              205,570
 1995 (Sunnyside Properties Project), 5.500%, 5/15/05

The Elderly Housing Corporation of Sarasota, Inc., Florida (Elderly Housing Project for the Sarasota               1,084,997
 Housing Authority), First Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09

-----------------------------------------------------------------------------------------------------------------------------
Illinois - 18.8%

Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere                1,151,700
 Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13

City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18                                  7,998,594

City of Chicago, Illinois, General Obligation Bonds (City Colleges of Chicago Capital Improvement Project),        1,129,740
 Series 1999, 0.000%, 1/01/14

Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue                       15,217,931
 Refunding Bonds (FHA-Insured Mortgage Loans - Section 8 Assisted Projects), Series 1992B,
 6.900%, 7/01/22

City of Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 1993, 5.000%, 1/01/16                    8,010,719

City of Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds (United Air Lines,         333,385
 Inc.), Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding            22,012,641
 Bonds, 1993 Series C, 5.000%, 1/01/18

City of Chicago, Illinois, O'Hare International Airport, General Revenue Refunding Bonds, 1993 Series A,          58,665,863
 5.000%, 1/01/16

City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15                     3,272,081

City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15                                     22,857,862

Cook County, Illinois, General Obligation Bonds, Series 1993A, 5.000%, 11/15/23                                   30,198,631

Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,               1,912,283
 Series 2001, 0.000%, 12/01/19

DuPage Water Commission (DuPage, Cook and Will Counties, Illinois), General Obligation Water                      17,486,840
 Refunding Bonds, Series 1992, 5.750%, 3/01/11

DuPage Water Commission (DuPage, Cook and Will Counties, Illinois), Water Refunding Revenue Bonds,                11,665,417
 Series 1993, 5.250%, 5/01/14

Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds (Waste                  1,002,580
 Management, Inc. Project), Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001 (Elgin                 2,514,950
 School District Number U-46 Project), 0.000%, 1/01/16

Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998 (The Latin                   234,581
 School of Chicago Project), 5.250%, 8/01/09

Illinois Educational Facilities Authority, Revenue Refunding Bonds (The University of Chicago), Series            17,464,139
 1993B, 5.600%, 7/01/24

----
31

  Principal
Amount (000)  Description

-----------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

 $   57,600   Illinois Health Facilities Authority, Revenue Bonds, Series 1994A (Northwestern Memorial Hospital),
               6.000%, 8/15/24

      6,115   Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993 (Illinois Masonic Medical
               Center), 5.500%, 10/01/19

     10,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992 (Highland Park Hospital),
               6.200%, 10/01/22

     34,120   Illinois Health Facilities Authority, Revenue Bonds, Series 1993 (Rush-Presbyterian-St. Luke's Medical
               Center Obligated Group), 5.500%, 11/15/25

      7,275   Illinois Health Facilities Authority, Revenue Bonds, Series 1994 (Southern Illinois Hospital Services),
               5.850%, 3/01/14 (Pre-refunded to 3/01/04)

      1,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1996 (Mercy Hospital and Medical Center
               Project), 6.000%, 1/01/06

      8,000   Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Series 1996 (Sinai Health
               System), 6.000%, 2/15/24

              Illinois Health Facilities Authority, Revenue Bonds, Series 1998 (Centegra Health System):
        500     5.500%, 9/01/09
        500     5.500%, 9/01/10

      1,000   Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998 (The Methodist Medical Center
               of Illinois), 5.500%, 11/15/12

        500   Illinois Health Facilities Authority, Revenue Bonds (Victory Health Service), Series 1997A,
               5.750%, 6/15/08

      8,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1999 (OSF Healthcare System),
               6.250%, 11/15/29

      9,025   Illinois Health Facilities Authority, Revenue Bonds, Series 2000 (Condell Medical Center),
               7.000%, 8/15/22

     15,100   State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1992, 6.200%, 10/01/04

     10,000   State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1993, 5.700%, 4/01/18

              State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1992:
      7,695     5.875%, 6/01/10 (Pre-refunded to 6/01/02)
      7,055     5.875%, 6/01/10
      2,610     5.875%, 6/01/11 (Pre-refunded to 6/01/02)
      2,390     5.875%, 6/01/11

              State of Illinois, General Obligation Bonds (Illinois FIRST), Series 2000:
      5,500     5.500%, 6/01/02
      4,500     5.500%, 6/01/03

     14,200   State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds), Series S, 5.250%, 6/15/18

              The Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds, 1992 Series A:
     20,000     6.450%, 1/01/13 (Pre-refunded to 1/01/03)
      8,805     6.200%, 1/01/16 (Pre-refunded to 1/01/03)

     43,180   Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
               Series 1992A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

      7,500   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
               General Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)

     11,215   Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B,
               0.000%, 12/01/18

-----------------------------------------------------------------------------------------------------------------------
              Indiana - 3.7%

      6,835   Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15
               (Pre-refunded to 8/01/07)

        830   Hendricks County Redevelopment Authority, Indiana, Indiana Bond Bank Special Program Bonds, Series
               1997B (Pittboro Project), 5.750%, 2/01/08

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**

---------------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A (Northwestern Memorial Hospital),       8/04 at 102        AA+
 6.000%, 8/15/24

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993 (Illinois Masonic Medical     10/03 at 102         A-
 Center), 5.500%, 10/01/19

Illinois Health Facilities Authority, Revenue Bonds, Series 1992 (Highland Park Hospital),               10/02 at 102        AAA
 6.200%, 10/01/22

Illinois Health Facilities Authority, Revenue Bonds, Series 1993 (Rush-Presbyterian-St. Luke's Medical   11/03 at 102        AAA
 Center Obligated Group), 5.500%, 11/15/25

Illinois Health Facilities Authority, Revenue Bonds, Series 1994 (Southern Illinois Hospital Services),   3/04 at 102        AAA
 5.850%, 3/01/14 (Pre-refunded to 3/01/04)

Illinois Health Facilities Authority, Revenue Bonds, Series 1996 (Mercy Hospital and Medical Center      No Opt. Call         B2
 Project), 6.000%, 1/01/06

Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Series 1996 (Sinai Health       2/06 at 102        AAA
 System), 6.000%, 2/15/24

Illinois Health Facilities Authority, Revenue Bonds, Series 1998 (Centegra Health System):
  5.500%, 9/01/09                                                                                       9/08 at 101         A-
  5.500%, 9/01/10                                                                                       9/08 at 101         A-

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998 (The Methodist Medical Center 11/08 at 101        AAA
 of Illinois), 5.500%, 11/15/12

Illinois Health Facilities Authority, Revenue Bonds (Victory Health Service), Series 1997A,               8/07 at 101         A-
 5.750%, 6/15/08

Illinois Health Facilities Authority, Revenue Bonds, Series 1999 (OSF Healthcare System),                11/09 at 101          A
 6.250%, 11/15/29

Illinois Health Facilities Authority, Revenue Bonds, Series 2000 (Condell Medical Center),                5/10 at 101         A3
 7.000%, 8/15/22

State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1992, 6.200%, 10/01/04        10/02 at 102         AA

State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1993, 5.700%, 4/01/18          4/03 at 102         AA

State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1992:
  5.875%, 6/01/10 (Pre-refunded to 6/01/02)                                                             6/02 at 102      AA***
  5.875%, 6/01/10                                                                                       6/02 at 102         AA
  5.875%, 6/01/11 (Pre-refunded to 6/01/02)                                                             6/02 at 102      AA***
  5.875%, 6/01/11                                                                                       6/02 at 102         AA

State of Illinois, General Obligation Bonds (Illinois FIRST), Series 2000:
  5.500%, 6/01/02                                                                                      No Opt. Call         AA
  5.500%, 6/01/03                                                                                      No Opt. Call         AA

State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds), Series S, 5.250%, 6/15/18              6/03 at 102        AAA

The Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds, 1992 Series A:
  6.450%, 1/01/13 (Pre-refunded to 1/01/03)                                                             1/03 at 102        AAA
  6.200%, 1/01/16 (Pre-refunded to 1/01/03)                                                             1/03 at 102        AAA

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,            6/03 at 102        Aaa
 Series 1992A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,         6/03 at 102        AAA
 General Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)

Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B,               No Opt. Call        AAA
 0.000%, 12/01/18

---------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.7%

Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15         8/07 at 101        AAA
 (Pre-refunded to 8/01/07)

Hendricks County Redevelopment Authority, Indiana, Indiana Bond Bank Special Program Bonds, Series        2/07 at 102        AA-
 1997B (Pittboro Project), 5.750%, 2/01/08

                                                                                                                 Market
Description                                                                                                       Value

------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A (Northwestern Memorial Hospital),      $   59,760,576
 6.000%, 8/15/24

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993 (Illinois Masonic Medical          6,558,949
 Center), 5.500%, 10/01/19

Illinois Health Facilities Authority, Revenue Bonds, Series 1992 (Highland Park Hospital),                   10,567,700
 6.200%, 10/01/22

Illinois Health Facilities Authority, Revenue Bonds, Series 1993 (Rush-Presbyterian-St. Luke's Medical       34,543,429
 Center Obligated Group), 5.500%, 11/15/25

Illinois Health Facilities Authority, Revenue Bonds, Series 1994 (Southern Illinois Hospital Services),       7,941,536
 5.850%, 3/01/14 (Pre-refunded to 3/01/04)

Illinois Health Facilities Authority, Revenue Bonds, Series 1996 (Mercy Hospital and Medical Center             723,130
 Project), 6.000%, 1/01/06

Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Series 1996 (Sinai Health           8,477,200
 System), 6.000%, 2/15/24

Illinois Health Facilities Authority, Revenue Bonds, Series 1998 (Centegra Health System):
  5.500%, 9/01/09                                                                                             524,755
  5.500%, 9/01/10                                                                                             522,725

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998 (The Methodist Medical Center      1,081,190
 of Illinois), 5.500%, 11/15/12

Illinois Health Facilities Authority, Revenue Bonds (Victory Health Service), Series 1997A,                     531,555
 5.750%, 6/15/08

Illinois Health Facilities Authority, Revenue Bonds, Series 1999 (OSF Healthcare System),                     8,397,200
 6.250%, 11/15/29

Illinois Health Facilities Authority, Revenue Bonds, Series 2000 (Condell Medical Center),                    9,868,296
 7.000%, 8/15/22

State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1992, 6.200%, 10/01/04            15,909,813

State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1993, 5.700%, 4/01/18             10,319,800

State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1992:
  5.875%, 6/01/10 (Pre-refunded to 6/01/02)                                                                 8,019,729
  5.875%, 6/01/10                                                                                           7,333,461
  5.875%, 6/01/11 (Pre-refunded to 6/01/02)                                                                 2,720,142
  5.875%, 6/01/11                                                                                           2,484,333

State of Illinois, General Obligation Bonds (Illinois FIRST), Series 2000:
  5.500%, 6/01/02                                                                                           5,608,570
  5.500%, 6/01/03                                                                                           4,720,770

State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds), Series S, 5.250%, 6/15/18                 14,402,208

The Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds, 1992 Series A:
  6.450%, 1/01/13 (Pre-refunded to 1/01/03)                                                                21,366,600
  6.200%, 1/01/16 (Pre-refunded to 1/01/03)                                                                 9,381,375

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,               46,951,341
 Series 1992A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,             8,061,975
 General Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)

Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B,                    4,704,917
 0.000%, 12/01/18

------------------------------------------------------------------------------------------------------------------------
Indiana - 3.7%

Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15             7,638,044
 (Pre-refunded to 8/01/07)

Hendricks County Redevelopment Authority, Indiana, Indiana Bond Bank Special Program Bonds, Series              909,805
 1997B (Pittboro Project), 5.750%, 2/01/08

Portfolio of Investments (Unaudited)
Nuveen Intermediate Duration Municipal Bond Fund (continued)
October 31, 2001

  Principal
Amount (000)  Description

-------------------------------------------------------------------------------------------------------------------------
              Indiana (continued)

 $   11,590   Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A (Methodist
               Hospital of Indiana, Inc.), 5.750%, 9/01/11

     49,600   Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Daughters of Charity), Series 1993,
               5.750%, 11/15/22 (Pre-refunded to 11/15/05)

     10,100   Indiana State Office Building Commission, Correctional Facilities Program Revenue Bonds, Series 1991,
               6.375%, 7/01/16 (Pre-refunded to 12/01/01)

      2,750   The Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 1992 D Refunding,
               6.750%, 2/01/20

     12,500   The Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Series 1993 A Refunding,
               6.000%, 1/10/18

      2,280   Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,
               7.125%, 11/15/21

-------------------------------------------------------------------------------------------------------------------------
              Iowa -1.2%

      3,815   City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy Hospital Project), Series 1992,
               6.625%, 7/01/14 (Pre-refunded to 7/01/02)

      2,445   Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08

     30,000   Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,
               5.300%, 6/01/25

-------------------------------------------------------------------------------------------------------------------------

              Kansas - 0.3%


        420   Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds (Barrington Park Apartments Project),
               Series 1993A, 6.200%, 2/01/08

      7,000   City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001
               (Via Christi Health System, Inc.), 5.500%, 11/15/26

-------------------------------------------------------------------------------------------------------------------------
              Kentucky - 4.1%

      1,000   City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds (Ashland, Inc. Project), Series 1999,
               5.700%, 11/01/09

     34,500   County of Carroll, Kentucky, Collateralized Pollution Control Revenue Bonds (Kentucky Utilities Company
               Project), 1992 Series A, 7.450%, 9/15/16

     27,420   Kenton County Airport Board, Commonwealth of Kentucky, Special Facilities Revenue Bonds, 1992
               Series A (Delta Air Lines, Inc. Project), 7.125%, 2/01/21 (Alternative Minimum Tax)

              Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured or Guaranteed Mortgage
              Loans), 1993 Series B:
     17,100     5.300%, 7/01/10
     13,400     5.400%, 7/01/14

     16,980   The Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,
               5.000%, 7/01/08

      5,000   Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System
               Revenue Bonds, 2001 Series A, 5.000%, 5/15/36 (WI, settling 11/07/01)

-------------------------------------------------------------------------------------------------------------------------
              Louisiana - 0.0%

        265   Louisiana Public Facilities Authority, Student Loan Revenue Bonds, Series 1992A-2 (Senior),
               6.600%, 3/01/03 (Alternative Minimum Tax)

-------------------------------------------------------------------------------------------------------------------------
              Maine - 0.8%

              Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
     13,650     5.650%, 11/15/20
     10,000     5.700%, 11/15/26

-------------------------------------------------------------------------------------------------------------------------
              Maryland - 0.1%

      2,215   Community Development Administration, Maryland Department of Housing and Community Development,
               Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16

        500   Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill Issue,
               Series 1997A, 5.750%, 1/01/08

                                                                                                           Optional Call
Description                                                                                                  Provisions*

-------------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A (Methodist       9/02 at 102
 Hospital of Indiana, Inc.), 5.750%, 9/01/11

Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Daughters of Charity), Series 1993,  11/05 at 100
 5.750%, 11/15/22 (Pre-refunded to 11/15/05)

Indiana State Office Building Commission, Correctional Facilities Program Revenue Bonds, Series 1991,       12/01 at 102
 6.375%, 7/01/16 (Pre-refunded to 12/01/01)

The Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 1992 D Refunding,         2/03 at 102
 6.750%, 2/01/20

The Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Series 1993 A Refunding,        1/03 at 102
 6.000%, 1/10/18

Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,                   11/01 at 100
 7.125%, 11/15/21

-------------------------------------------------------------------------------------------------------------------------
Iowa -1.2%

City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy Hospital Project), Series 1992,              7/02 at 100
 6.625%, 7/01/14 (Pre-refunded to 7/01/02)

Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08                 2/02 at 100

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,             6/11 at 101
 5.300%, 6/01/25

-------------------------------------------------------------------------------------------------------------------------

Kansas - 0.3%

Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds (Barrington Park Apartments Project),            2/03 at 102
 Series 1993A, 6.200%, 2/01/08

City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001       11/11 at 101
 (Via Christi Health System, Inc.), 5.500%, 11/15/26

-------------------------------------------------------------------------------------------------------------------------
Kentucky - 4.1%

City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds (Ashland, Inc. Project), Series 1999,  No Opt. Call
 5.700%, 11/01/09

County of Carroll, Kentucky, Collateralized Pollution Control Revenue Bonds (Kentucky Utilities Company      9/02 at 102
 Project), 1992 Series A, 7.450%, 9/15/16

Kenton County Airport Board, Commonwealth of Kentucky, Special Facilities Revenue Bonds, 1992                2/02 at 102
 Series A (Delta Air Lines, Inc. Project), 7.125%, 2/01/21 (Alternative Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured or Guaranteed Mortgage
Loans), 1993 Series B:
  5.300%, 7/01/10                                                                                          1/04 at 102
  5.400%, 7/01/14                                                                                          1/04 at 102

The Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,           1/02 at 100
 5.000%, 7/01/08

Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System            11/11 at 101
 Revenue Bonds, 2001 Series A, 5.000%, 5/15/36 (WI, settling 11/07/01)

-------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.0%

Louisiana Public Facilities Authority, Student Loan Revenue Bonds, Series 1992A-2 (Senior),                  9/02 at 102
 6.600%, 3/01/03 (Alternative Minimum Tax)

-------------------------------------------------------------------------------------------------------------------------
Maine - 0.8%

Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
  5.650%, 11/15/20                                                                                         2/04 at 102
  5.700%, 11/15/26                                                                                         2/04 at 102

-------------------------------------------------------------------------------------------------------------------------
Maryland - 0.1%

Community Development Administration, Maryland Department of Housing and Community Development,              1/07 at 102
 Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill Issue,     1/07 at 102
 Series 1997A, 5.750%, 1/01/08


Description                                                                                                Ratings**

---------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A (Methodist           AAA
 Hospital of Indiana, Inc.), 5.750%, 9/01/11

Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Daughters of Charity), Series 1993,       Aaa
 5.750%, 11/15/22 (Pre-refunded to 11/15/05)

Indiana State Office Building Commission, Correctional Facilities Program Revenue Bonds, Series 1991,         Aa2***
 6.375%, 7/01/16 (Pre-refunded to 12/01/01)

The Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 1992 D Refunding,              AA
 6.750%, 2/01/20

The Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Series 1993 A Refunding,            AAA
 6.000%, 1/10/18

Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,                     N/R***
 7.125%, 11/15/21

---------------------------------------------------------------------------------------------------------------------
Iowa -1.2%

City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy Hospital Project), Series 1992,                  AAA
 6.625%, 7/01/14 (Pre-refunded to 7/01/02)

Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08                     Aaa

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,                  A1
 5.300%, 6/01/25

---------------------------------------------------------------------------------------------------------------------

Kansas - 0.3%

Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds (Barrington Park Apartments Project),                 AA
 Series 1993A, 6.200%, 2/01/08

City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001             A+
 (Via Christi Health System, Inc.), 5.500%, 11/15/26

---------------------------------------------------------------------------------------------------------------------
Kentucky - 4.1%

City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds (Ashland, Inc. Project), Series 1999,      Baa2
 5.700%, 11/01/09

County of Carroll, Kentucky, Collateralized Pollution Control Revenue Bonds (Kentucky Utilities Company           A1
 Project), 1992 Series A, 7.450%, 9/15/16

Kenton County Airport Board, Commonwealth of Kentucky, Special Facilities Revenue Bonds, 1992                    BB+
 Series A (Delta Air Lines, Inc. Project), 7.125%, 2/01/21 (Alternative Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured or Guaranteed Mortgage
Loans), 1993 Series B:
  5.300%, 7/01/10                                                                                              AAA
  5.400%, 7/01/14                                                                                              AAA

The Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,               Aa3
 5.000%, 7/01/08

Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System                 AAA
 Revenue Bonds, 2001 Series A, 5.000%, 5/15/36 (WI, settling 11/07/01)

---------------------------------------------------------------------------------------------------------------------
Louisiana - 0.0%

Louisiana Public Facilities Authority, Student Loan Revenue Bonds, Series 1992A-2 (Senior),                      Aaa
 6.600%, 3/01/03 (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------
Maine - 0.8%

Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
  5.650%, 11/15/20                                                                                              AA
  5.700%, 11/15/26                                                                                              AA

---------------------------------------------------------------------------------------------------------------------
Maryland - 0.1%

Community Development Administration, Maryland Department of Housing and Community Development,                  Aa2
 Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill Issue,          A-
 Series 1997A, 5.750%, 1/01/08

                                                                                                                   Market
Description                                                                                                         Value

--------------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A (Methodist     $   13,293,962
 Hospital of Indiana, Inc.), 5.750%, 9/01/11

Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Daughters of Charity), Series 1993,     53,339,344
 5.750%, 11/15/22 (Pre-refunded to 11/15/05)

Indiana State Office Building Commission, Correctional Facilities Program Revenue Bonds, Series 1991,          10,338,057
 6.375%, 7/01/16 (Pre-refunded to 12/01/01)

The Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 1992 D Refunding,            2,939,200
 6.750%, 2/01/20

The Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Series 1993 A Refunding,          13,171,125
 6.000%, 1/10/18

Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,                       2,723,962
 7.125%, 11/15/21

--------------------------------------------------------------------------------------------------------------------------
Iowa -1.2%

City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy Hospital Project), Series 1992,                 4,006,551
 6.625%, 7/01/14 (Pre-refunded to 7/01/02)

Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08                    2,452,506

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,               29,230,500
 5.300%, 6/01/25

--------------------------------------------------------------------------------------------------------------------------

Kansas - 0.3%

Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds (Barrington Park Apartments Project),                 433,734
 Series 1993A, 6.200%, 2/01/08

City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001           7,077,770
 (Via Christi Health System, Inc.), 5.500%, 11/15/26

--------------------------------------------------------------------------------------------------------------------------
Kentucky - 4.1%

City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds (Ashland, Inc. Project), Series 1999,      1,071,550
 5.700%, 11/01/09

County of Carroll, Kentucky, Collateralized Pollution Control Revenue Bonds (Kentucky Utilities Company        36,471,330
 Project), 1992 Series A, 7.450%, 9/15/16

Kenton County Airport Board, Commonwealth of Kentucky, Special Facilities Revenue Bonds, 1992                  26,056,403
 Series A (Delta Air Lines, Inc. Project), 7.125%, 2/01/21 (Alternative Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured or Guaranteed Mortgage
Loans), 1993 Series B:
  5.300%, 7/01/10                                                                                            17,742,276
  5.400%, 7/01/14                                                                                            13,718,786

The Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,             16,996,131
 5.000%, 7/01/08

Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System                4,956,800
 Revenue Bonds, 2001 Series A, 5.000%, 5/15/36 (WI, settling 11/07/01)

--------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.0%

Louisiana Public Facilities Authority, Student Loan Revenue Bonds, Series 1992A-2 (Senior),                       276,591
 6.600%, 3/01/03 (Alternative Minimum Tax)

--------------------------------------------------------------------------------------------------------------------------
Maine - 0.8%

Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
  5.650%, 11/15/20                                                                                           13,936,650
  5.700%, 11/15/26                                                                                           10,185,300

--------------------------------------------------------------------------------------------------------------------------
Maryland - 0.1%

Community Development Administration, Maryland Department of Housing and Community Development,                 2,351,577
 Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill Issue,          542,960
 Series 1997A, 5.750%, 1/01/08

----
32

  Principal
Amount (000)  Description

------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 1.9%

 $      800   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear
               Infirmary Issue, Series B, 5.250%, 7/01/10

        265   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue, Series
               A, 5.100%, 7/01/11

              Massachusetts Water Resources Authority, General Revenue Refunding Bonds, 1993 Series B:
     14,890     5.250%, 3/01/13
     10,795     5.000%, 3/01/22

              Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
     12,705     5.250%, 12/01/20 (Pre-refunded to 12/01/04)
     13,345     5.250%, 12/01/20

------------------------------------------------------------------------------------------------------------------------
              Michigan - 6.8%

     15,000   School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement
               Bonds (Unlimited Tax - General Obligation), Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)

     10,000   School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement
               Bonds (Unlimited Tax - General Obligation), Series 1998B, 4.750%, 5/01/28

      3,370   Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding
               Bonds, Series 1998C (Aquinas College Project), 5.125%, 5/01/16

              State Building Authority, State of Michigan, 1998 Revenue Refunding Bonds, Series 1 (Facilities Program):
     14,080     4.750%, 10/15/17
      9,920     4.750%, 10/15/21

              Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (The Detroit Medical
              Center Obligated Group), Series 1993B:
     19,585     5.750%, 8/15/13
     70,230     5.500%, 8/15/23

      3,000   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Genesys Health System
               Obligated Group), Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

      1,000   Michigan State Hospital Finance Authority, Alma, Hospital Revenue Refunding Bonds (Gratiot Community
               Hospital), Series 1995, 6.100%, 10/01/07

      1,000   Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Genesys Regional
               Medical Center Obligated Group), Series 1998A, 5.500%, 10/01/08

     12,080   Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,
               5.700%, 4/01/12

              State of Michigan, State Trunk Line Fund Bonds, Series 1992A;
     11,645     5.500%, 10/01/21 (Pre-refunded to 10/01/02)
      3,955     5.500%, 10/01/21

      6,000   Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, The Detroit Edison Company
               Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

        215   Michigan Strategic Fund, Limited Obligation Revenue Bonds (Clark Retirement Community, Inc. Project),
               Series 1998, 4.900%, 6/01/08

     16,805   Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds (Mercy
               Memorial Medical Center Obligated Group), Series 1993, 5.250%, 1/01/16

------------------------------------------------------------------------------------------------------------------------
              Minnesota - 0.5%

      1,090   Minnesota Housing Finance Agency, Housing Development Bonds, 1977 Series A, 6.250%, 2/01/20

      7,385   Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11

        950   Housing and Redevelopment Authority of the City of St. Paul, Minnesota, Health Care Revenue Bonds
               (Regions Hospital Project), Series 1998, 5.000%, 5/15/09

      5,000   White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11

                                                                                                          Optional Call
Description                                                                                                 Provisions*

------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.9%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear         7/08 at 101
 Infirmary Issue, Series B, 5.250%, 7/01/10

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue, Series      7/09 at 101
 A, 5.100%, 7/01/11

Massachusetts Water Resources Authority, General Revenue Refunding Bonds, 1993 Series B:
  5.250%, 3/01/13                                                                                         3/03 at 102
  5.000%, 3/01/22                                                                                         3/03 at 100

Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
  5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                                            12/04 at 102
  5.250%, 12/01/20                                                                                       12/04 at 102

------------------------------------------------------------------------------------------------------------------------
Michigan - 6.8%

School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement        5/06 at 102
 Bonds (Unlimited Tax - General Obligation), Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)

School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement        5/09 at 101
 Bonds (Unlimited Tax - General Obligation), Series 1998B, 4.750%, 5/01/28

Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding            5/08 at 100
 Bonds, Series 1998C (Aquinas College Project), 5.125%, 5/01/16

State Building Authority, State of Michigan, 1998 Revenue Refunding Bonds, Series 1 (Facilities Program):
  4.750%, 10/15/17                                                                                       10/09 at 100
  4.750%, 10/15/21                                                                                       10/09 at 100

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (The Detroit Medical
Center Obligated Group), Series 1993B:
  5.750%, 8/15/13                                                                                         8/04 at 102
  5.500%, 8/15/23                                                                                         8/04 at 102

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Genesys Health System         10/05 at 100
 Obligated Group), Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

Michigan State Hospital Finance Authority, Alma, Hospital Revenue Refunding Bonds (Gratiot Community       No Opt. Call
 Hospital), Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Genesys Regional          No Opt. Call
 Medical Center Obligated Group), Series 1998A, 5.500%, 10/01/08

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,                  4/04 at 102
 5.700%, 4/01/12

State of Michigan, State Trunk Line Fund Bonds, Series 1992A;
  5.500%, 10/01/21 (Pre-refunded to 10/01/02)                                                            10/02 at 100
  5.500%, 10/01/21                                                                                       10/02 at 100

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, The Detroit Edison Company             9/11 at 100
 Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

Michigan Strategic Fund, Limited Obligation Revenue Bonds (Clark Retirement Community, Inc. Project),      No Opt. Call
 Series 1998, 4.900%, 6/01/08

Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds (Mercy              1/04 at 102
 Memorial Medical Center Obligated Group), Series 1993, 5.250%, 1/01/16

------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%

Minnesota Housing Finance Agency, Housing Development Bonds, 1977 Series A, 6.250%, 2/01/20                 2/02 at 100

Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11                      2/05 at 102

Housing and Redevelopment Authority of the City of St. Paul, Minnesota, Health Care Revenue Bonds          No Opt. Call
 (Regions Hospital Project), Series 1998, 5.000%, 5/15/09

White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11             No Opt. Call

Description                                                                                               Ratings**

--------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.9%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear               A
 Infirmary Issue, Series B, 5.250%, 7/01/10

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue, Series         Baa3
 A, 5.100%, 7/01/11

Massachusetts Water Resources Authority, General Revenue Refunding Bonds, 1993 Series B:
  5.250%, 3/01/13                                                                                              AA
  5.000%, 3/01/22                                                                                              AA

Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
  5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                                                 Aaa
  5.250%, 12/01/20                                                                                             AA

--------------------------------------------------------------------------------------------------------------------
Michigan - 6.8%

School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement            AAA
 Bonds (Unlimited Tax - General Obligation), Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)

School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement            AAA
 Bonds (Unlimited Tax - General Obligation), Series 1998B, 4.750%, 5/01/28

Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding                 AA
 Bonds, Series 1998C (Aquinas College Project), 5.125%, 5/01/16

State Building Authority, State of Michigan, 1998 Revenue Refunding Bonds, Series 1 (Facilities Program):
  4.750%, 10/15/17                                                                                            AA+
  4.750%, 10/15/21                                                                                            AA+

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (The Detroit Medical
Center Obligated Group), Series 1993B:
  5.750%, 8/15/13                                                                                            BBB-
  5.500%, 8/15/23                                                                                            BBB-

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Genesys Health System              AAA
 Obligated Group), Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

Michigan State Hospital Finance Authority, Alma, Hospital Revenue Refunding Bonds (Gratiot Community            BBB
 Hospital), Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Genesys Regional               Aaa
 Medical Center Obligated Group), Series 1998A, 5.500%, 10/01/08

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,                      AAA
 5.700%, 4/01/12

State of Michigan, State Trunk Line Fund Bonds, Series 1992A;
  5.500%, 10/01/21 (Pre-refunded to 10/01/02)                                                                 AAA
  5.500%, 10/01/21                                                                                             AA

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, The Detroit Edison Company                  A-
 Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

Michigan Strategic Fund, Limited Obligation Revenue Bonds (Clark Retirement Community, Inc. Project),           BBB
 Series 1998, 4.900%, 6/01/08

Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds (Mercy                  AAA
 Memorial Medical Center Obligated Group), Series 1993, 5.250%, 1/01/16

--------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%

Minnesota Housing Finance Agency, Housing Development Bonds, 1977 Series A, 6.250%, 2/01/20                     AA+

Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11                          AAA

Housing and Redevelopment Authority of the City of St. Paul, Minnesota, Health Care Revenue Bonds              BBB+
 (Regions Hospital Project), Series 1998, 5.000%, 5/15/09

White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11                    A

                                                                                                                  Market
Description                                                                                                        Value

-------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.9%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear       $      842,248
 Infirmary Issue, Series B, 5.250%, 7/01/10

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue, Series           260,286
 A, 5.100%, 7/01/11

Massachusetts Water Resources Authority, General Revenue Refunding Bonds, 1993 Series B:
  5.250%, 3/01/13                                                                                           15,340,423
  5.000%, 3/01/22                                                                                           10,796,295

Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
  5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                                               13,952,758
  5.250%, 12/01/20                                                                                          13,567,328

-------------------------------------------------------------------------------------------------------------------------
Michigan - 6.8%

School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement          16,870,650
 Bonds (Unlimited Tax - General Obligation), Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)

School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement           9,533,500
 Bonds (Unlimited Tax - General Obligation), Series 1998B, 4.750%, 5/01/28

Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding               3,418,326
 Bonds, Series 1998C (Aquinas College Project), 5.125%, 5/01/16

State Building Authority, State of Michigan, 1998 Revenue Refunding Bonds, Series 1 (Facilities Program):
  4.750%, 10/15/17                                                                                          14,056,205
  4.750%, 10/15/21                                                                                           9,605,238

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (The Detroit Medical
Center Obligated Group), Series 1993B:
  5.750%, 8/15/13                                                                                           19,222,090
  5.500%, 8/15/23                                                                                           63,459,126

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Genesys Health System             3,506,760
 Obligated Group), Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

Michigan State Hospital Finance Authority, Alma, Hospital Revenue Refunding Bonds (Gratiot Community           1,042,750
 Hospital), Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Genesys Regional              1,115,060
 Medical Center Obligated Group), Series 1998A, 5.500%, 10/01/08

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,                    12,410,871
 5.700%, 4/01/12

State of Michigan, State Trunk Line Fund Bonds, Series 1992A;
  5.500%, 10/01/21 (Pre-refunded to 10/01/02)                                                               12,008,324
  5.500%, 10/01/21                                                                                           3,977,425

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, The Detroit Edison Company                6,060,960
 Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

Michigan Strategic Fund, Limited Obligation Revenue Bonds (Clark Retirement Community, Inc. Project),            210,638
 Series 1998, 4.900%, 6/01/08

Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds (Mercy                17,108,666
 Memorial Medical Center Obligated Group), Series 1993, 5.250%, 1/01/16

-------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%

Minnesota Housing Finance Agency, Housing Development Bonds, 1977 Series A, 6.250%, 2/01/20                    1,092,660

Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11                         7,782,461

Housing and Redevelopment Authority of the City of St. Paul, Minnesota, Health Care Revenue Bonds                948,860
 (Regions Hospital Project), Series 1998, 5.000%, 5/15/09

White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11                 5,617,950

----
33

Portfolio of Investments (Unaudited)
Nuveen Intermediate Duration Municipal Bond Fund (continued)
October 31, 2001

  Principal
Amount (000)  Description

-----------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.3%

 $    8,660   Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds (System Energy
               Resources, Inc. Project), Series 1998, 5.875%, 4/01/22

        500   Perry County, Mississippi, Pollution Control Refunding Revenue Bonds (Leaf River Forest Project), Series
               1999, 5.200%, 10/01/12

-----------------------------------------------------------------------------------------------------------------------
              Missouri - 0.6%

              The Industrial Development Authority of Kansas City, Missouri, Retirement Facility Refunding and
              Improvement Revenue Bonds, Series 1998A (Kingswood Project):
        800     5.375%, 11/15/09
      3,650     5.800%, 11/15/17

      3,430   Missouri Housing Development Commission, Housing Development Bonds, Series B 1979 (Federally
               Insured Mortgage Bonds), 7.000%, 9/15/22

        300   Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds
               (Lutheran Senior Services), Series 1997, 5.550%, 2/01/09

        350   The Industrial Development Authority of the City of St. Louis, Missouri, Industrial Revenue Refunding
               Bonds (Kiel Center Multipurpose Arena Project), Series 1992, 7.625%, 12/01/09 (Alternative Minimum
               Tax)

              The City of St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000 (Lambert-St. Louis
              International Airport Project):
      2,000     6.000%, 1/01/04
      4,465     6.000%, 1/01/07
      1,000     6.125%, 1/01/09

-----------------------------------------------------------------------------------------------------------------------
              Montana - 0.2%

      6,325   Montana Health Facility Authority, Health Care Revenue Bonds, Series 1996 (Community Medical Center,
               Inc.), 6.375%, 6/01/18

-----------------------------------------------------------------------------------------------------------------------
              Nebraska - 0.5%

      1,000   American Public Energy Agency, Gas Supply Revenue Bonds (Nebraska Public Gas Agency - Western A
               Project), 1999 Series A, 4.375%, 6/01/10

     12,375   Consumers Public Power District, Nebraska, Nuclear Facility Revenue Bonds, 1968 Series,
               5.100%, 1/01/03

      1,000   Energy America, Nebraska, Natural Gas Revenue Bonds, 1998 Series A, 5.700%, 7/01/08

-----------------------------------------------------------------------------------------------------------------------
              Nevada - 0.4%

      1,990   City of Henderson, Nevada, Local Improvement District No. T-4C (Green Valley Properties), Limited
               Obligation Refunding Bonds, 1999 Series A, 5.900%, 11/01/18

      8,630   City of Reno, Nevada, Insured Hospital Revenue Bonds (St. Mary's Regional Medical Center),
               Series 1993A, 5.800%, 5/15/13

-----------------------------------------------------------------------------------------------------------------------
              New Hampshire - 0.7%

      8,500   The Industrial Development Authority of the State of New Hampshire, Pollution Control Revenue Bonds
               (Central Maine Power Company Project), 1984 Series B, 7.375%, 5/01/14

     10,000   New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,
               5.600%, 1/01/24 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------

              New Jersey - 0.4%


      1,000   The Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue
               Refunding Bonds (Waste Management, Inc. Project), Series 1999B, 7.000%, 12/01/29 (Alternative
               Minimum Tax) (Mandatory put 12/01/09)

        315   New Jersey Economic Development Authority, Insured Revenue Bonds (Educational Testing Service Issue),
               Series 1995B, 5.500%, 5/15/05

     10,750   New Jersey Housing and Mortgage Finance Agency, Housing Revenue Bonds, 1992 Series A,
               6.950%, 11/01/13

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**

---------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.3%

Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds (System Energy        10/03 at 102      BBB-
 Resources, Inc. Project), Series 1998, 5.875%, 4/01/22

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds (Leaf River Forest Project), Series   3/12 at 100      Baa3
 1999, 5.200%, 10/01/12

---------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.6%

The Industrial Development Authority of Kansas City, Missouri, Retirement Facility Refunding and
Improvement Revenue Bonds, Series 1998A (Kingswood Project):
  5.375%, 11/15/09                                                                                      11/08 at 102       N/R
  5.800%, 11/15/17                                                                                      11/08 at 102       N/R

Missouri Housing Development Commission, Housing Development Bonds, Series B 1979 (Federally               3/02 at 101       AA+
 Insured Mortgage Bonds), 7.000%, 9/15/22

Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds      2/07 at 102       N/R
 (Lutheran Senior Services), Series 1997, 5.550%, 2/01/09

The Industrial Development Authority of the City of St. Louis, Missouri, Industrial Revenue Refunding     12/02 at 102       N/R
 Bonds (Kiel Center Multipurpose Arena Project), Series 1992, 7.625%, 12/01/09 (Alternative Minimum
 Tax)

The City of St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000 (Lambert-St. Louis
International Airport Project):
  6.000%, 1/01/04                                                                                       No Opt. Call      BBB-
  6.000%, 1/01/07                                                                                        7/03 at 101      BBB-
  6.125%, 1/01/09                                                                                        7/03 at 101      BBB-

---------------------------------------------------------------------------------------------------------------------------------
Montana - 0.2%

Montana Health Facility Authority, Health Care Revenue Bonds, Series 1996 (Community Medical Center,       6/06 at 102      BBB-
 Inc.), 6.375%, 6/01/18

---------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%

American Public Energy Agency, Gas Supply Revenue Bonds (Nebraska Public Gas Agency - Western A           No Opt. Call       AAA
 Project), 1999 Series A, 4.375%, 6/01/10

Consumers Public Power District, Nebraska, Nuclear Facility Revenue Bonds, 1968 Series,                    1/02 at 100        A+
 5.100%, 1/01/03

Energy America, Nebraska, Natural Gas Revenue Bonds, 1998 Series A, 5.700%, 7/01/08                       No Opt. Call       N/R

---------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.4%

City of Henderson, Nevada, Local Improvement District No. T-4C (Green Valley Properties), Limited          5/09 at 103       N/R
 Obligation Refunding Bonds, 1999 Series A, 5.900%, 11/01/18

City of Reno, Nevada, Insured Hospital Revenue Bonds (St. Mary's Regional Medical Center),                 5/03 at 102       AAA
 Series 1993A, 5.800%, 5/15/13

---------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.7%

The Industrial Development Authority of the State of New Hampshire, Pollution Control Revenue Bonds       12/01 at 103        A-
 (Central Maine Power Company Project), 1984 Series B, 7.375%, 5/01/14

New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,              6/11 at 100       Aaa
 5.600%, 1/01/24 (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------------

New Jersey - 0.4%

The Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue            No Opt. Call       BBB
 Refunding Bonds (Waste Management, Inc. Project), Series 1999B, 7.000%, 12/01/29 (Alternative
 Minimum Tax) (Mandatory put 12/01/09)

New Jersey Economic Development Authority, Insured Revenue Bonds (Educational Testing Service Issue),     No Opt. Call       AAA
 Series 1995B, 5.500%, 5/15/05

New Jersey Housing and Mortgage Finance Agency, Housing Revenue Bonds, 1992 Series A,                      5/02 at 102        A+
 6.950%, 11/01/13

                                                                                                                 Market
Description                                                                                                       Value

------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.3%

Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds (System Energy       $    8,583,272
 Resources, Inc. Project), Series 1998, 5.875%, 4/01/22

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds (Leaf River Forest Project), Series        479,080
 1999, 5.200%, 10/01/12

------------------------------------------------------------------------------------------------------------------------
Missouri - 0.6%

The Industrial Development Authority of Kansas City, Missouri, Retirement Facility Refunding and
Improvement Revenue Bonds, Series 1998A (Kingswood Project):
  5.375%, 11/15/09                                                                                            763,064
  5.800%, 11/15/17                                                                                          3,326,610

Missouri Housing Development Commission, Housing Development Bonds, Series B 1979 (Federally                  3,484,331
 Insured Mortgage Bonds), 7.000%, 9/15/22

Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds           308,511
 (Lutheran Senior Services), Series 1997, 5.550%, 2/01/09

The Industrial Development Authority of the City of St. Louis, Missouri, Industrial Revenue Refunding           360,619
 Bonds (Kiel Center Multipurpose Arena Project), Series 1992, 7.625%, 12/01/09 (Alternative Minimum
 Tax)

The City of St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000 (Lambert-St. Louis
International Airport Project):
  6.000%, 1/01/04                                                                                           2,076,840
  6.000%, 1/01/07                                                                                           4,596,896
  6.125%, 1/01/09                                                                                           1,025,770

------------------------------------------------------------------------------------------------------------------------
Montana - 0.2%

Montana Health Facility Authority, Health Care Revenue Bonds, Series 1996 (Community Medical Center,          6,145,180
 Inc.), 6.375%, 6/01/18

------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%

American Public Energy Agency, Gas Supply Revenue Bonds (Nebraska Public Gas Agency - Western A                 997,840
 Project), 1999 Series A, 4.375%, 6/01/10

Consumers Public Power District, Nebraska, Nuclear Facility Revenue Bonds, 1968 Series,                      12,402,473
 5.100%, 1/01/03

Energy America, Nebraska, Natural Gas Revenue Bonds, 1998 Series A, 5.700%, 7/01/08                           1,007,500

------------------------------------------------------------------------------------------------------------------------
Nevada - 0.4%

City of Henderson, Nevada, Local Improvement District No. T-4C (Green Valley Properties), Limited             1,957,543
 Obligation Refunding Bonds, 1999 Series A, 5.900%, 11/01/18

City of Reno, Nevada, Insured Hospital Revenue Bonds (St. Mary's Regional Medical Center),                    8,979,515
 Series 1993A, 5.800%, 5/15/13

------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.7%

The Industrial Development Authority of the State of New Hampshire, Pollution Control Revenue Bonds           8,772,170
 (Central Maine Power Company Project), 1984 Series B, 7.375%, 5/01/14

New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,                10,194,000
 5.600%, 1/01/24 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------

New Jersey - 0.4%

The Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue                1,132,310
 Refunding Bonds (Waste Management, Inc. Project), Series 1999B, 7.000%, 12/01/29 (Alternative
 Minimum Tax) (Mandatory put 12/01/09)

New Jersey Economic Development Authority, Insured Revenue Bonds (Educational Testing Service Issue),           341,526
 Series 1995B, 5.500%, 5/15/05

New Jersey Housing and Mortgage Finance Agency, Housing Revenue Bonds, 1992 Series A,                        11,107,545
 6.950%, 11/01/13

----
34

  Principal
Amount (000)  Description

----------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.4%

 $    5,000   City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds (Southern California Edison
               Company Four Corners Project), 1991 Series A, 7.200%, 4/01/21

         75   New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds (Senior), 1992 Series
               One-A, 6.300%, 12/01/02 (Alternative Minimum Tax)

      7,600   New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Presbyterian Healthcare
               Services), Series 2001A, 5.500%, 8/01/21

----------------------------------------------------------------------------------------------------------------------
              New York - 5.5%

     11,190   Battery Park City Authority, New York, Senior Revenue Refunding Bonds, Series 1993A,
               5.000%, 11/01/13

      4,500   New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,
               5.750%, 6/01/43

      2,350   The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04

      8,000   The City of New York, New York, General Obligation Bonds, Fiscal 1994 Series D, 5.750%, 8/15/11

      8,525   The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series C, 6.625%, 8/01/12
               (Pre-refunded to 8/01/02)

      7,500   The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G, 5.900%, 2/01/05

     15,620   The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series E, 6.000%, 8/01/16

        300   The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07

              The City of New York, New York, General Obligation Bonds, Fiscal 1995 Series F:
        700     6.375%, 2/15/06 (Pre-refunded to 2/15/05)
     14,000     6.625%, 2/15/25 (Pre-refunded to 2/15/05)

     10,770   The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13

      6,435   The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07

      8,600   New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds,
               Fiscal 1993 Series B, 6.000%, 6/15/17

      8,400   Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996,
               6.000%, 11/01/15

              Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
              Bonds, Series 1997B:
         35     5.500%, 8/15/17 (Pre-refunded to 2/15/07)
      5,965     5.500%, 8/15/17

        750   New York State Housing Finance Agency, New York City, Health Facilities Revenue Bonds, 1996 Series
               A Refunding, 6.000%, 5/01/06

      8,000   New York Local Government Assistance Corporation, A Public Benefit Corporation of the State of New
               York, Revenue Bonds, Series 1991D, 7.000%, 4/01/18 (Pre-refunded to 4/01/02)

     10,270   Power Authority of the State of New York, General Purpose Bonds, Series CC, 5.250%, 1/01/18 (Pre-
               refunded to 1/01/03)

              Power Authority of the State of New York, Revenue Bonds, Series 2000A,:
      4,395     5.500%, 11/15/16
      3,775     5.500%, 11/15/17

      1,000   The Port Authority of New York and New Jersey, Special Project Bonds, Series 4 (KIAC Partners Project),
               7.000%, 10/01/07 (Alternative Minimum Tax)

      1,000   The Port Authority of New York and New Jersey, Special Project Bonds, Series 6 (JFK International Air
               Terminal LLC Project), 6.250%, 12/01/10 (Alternative Minimum Tax)

      5,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1994A,
               4.750%, 1/01/19

----------------------------------------------------------------------------------------------------------------------
              North Carolina - 3.5%

              North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series
              1993 B:
     11,000     7.000%, 1/01/08
     69,275     6.250%, 1/01/12

                                                                                                          Optional Call
Description                                                                                                 Provisions*

------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.4%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds (Southern California Edison       4/02 at 101
 Company Four Corners Project), 1991 Series A, 7.200%, 4/01/21

New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds (Senior), 1992 Series             No Opt. Call
 One-A, 6.300%, 12/01/02 (Alternative Minimum Tax)

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Presbyterian Healthcare                 8/11 at 101
 Services), Series 2001A, 5.500%, 8/01/21

------------------------------------------------------------------------------------------------------------------------
New York - 5.5%

Battery Park City Authority, New York, Senior Revenue Refunding Bonds, Series 1993A,                       11/03 at 102
 5.000%, 11/01/13

New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,                     6/11 at 101
 5.750%, 6/01/43

The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04            No Opt. Call

The City of New York, New York, General Obligation Bonds, Fiscal 1994 Series D, 5.750%, 8/15/11         8/03 at 101 1/2

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series C, 6.625%, 8/01/12         8/02 at 101 1/2
 (Pre-refunded to 8/01/02)

The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G, 5.900%, 2/01/05            No Opt. Call

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series E, 6.000%, 8/01/16         8/06 at 101 1/2

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07         8/06 at 101 1/2

The City of New York, New York, General Obligation Bonds, Fiscal 1995 Series F:
  6.375%, 2/15/06 (Pre-refunded to 2/15/05)                                                               2/05 at 101
  6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                                               2/05 at 101

The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13             8/08 at 101

The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07            No Opt. Call

New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds,        6/02 at 101 1/2
 Fiscal 1993 Series B, 6.000%, 6/15/17

Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996,       11/05 at 102
 6.000%, 11/01/15

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
Bonds, Series 1997B:
  5.500%, 8/15/17 (Pre-refunded to 2/15/07)                                                               2/07 at 102
  5.500%, 8/15/17                                                                                         2/07 at 102

New York State Housing Finance Agency, New York City, Health Facilities Revenue Bonds, 1996 Series         No Opt. Call
 A Refunding, 6.000%, 5/01/06

New York Local Government Assistance Corporation, A Public Benefit Corporation of the State of New          4/02 at 102
 York, Revenue Bonds, Series 1991D, 7.000%, 4/01/18 (Pre-refunded to 4/01/02)

Power Authority of the State of New York, General Purpose Bonds, Series CC, 5.250%, 1/01/18 (Pre-           1/03 at 102
 refunded to 1/01/03)

Power Authority of the State of New York, Revenue Bonds, Series 2000A,:
  5.500%, 11/15/16                                                                                       11/05 at 100
  5.500%, 11/15/17                                                                                       11/05 at 100

The Port Authority of New York and New Jersey, Special Project Bonds, Series 4 (KIAC Partners Project),    No Opt. Call
 7.000%, 10/01/07 (Alternative Minimum Tax)

The Port Authority of New York and New Jersey, Special Project Bonds, Series 6 (JFK International Air      No Opt. Call
 Terminal LLC Project), 6.250%, 12/01/10 (Alternative Minimum Tax)

Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1994A,              1/04 at 100
 4.750%, 1/01/19

------------------------------------------------------------------------------------------------------------------------
North Carolina - 3.5%

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series
1993 B:
  7.000%, 1/01/08                                                                                        No Opt. Call
  6.250%, 1/01/12                                                                                         1/03 at 102

                                                                                                                          Market
Description                                                                                             Ratings**          Value

---------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.4%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds (Southern California Edison          B3 $    4,623,300
 Company Four Corners Project), 1991 Series A, 7.200%, 4/01/21

New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds (Senior), 1992 Series                Aaa         77,772
 One-A, 6.300%, 12/01/02 (Alternative Minimum Tax)

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Presbyterian Healthcare                    A1      7,738,244
 Services), Series 2001A, 5.500%, 8/01/21

---------------------------------------------------------------------------------------------------------------------------------
New York - 5.5%

Battery Park City Authority, New York, Senior Revenue Refunding Bonds, Series 1993A,                          AAA     11,256,469
 5.000%, 11/01/13

New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,                        A1      4,638,285
 5.750%, 6/01/43

The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04                 A      2,540,750

The City of New York, New York, General Obligation Bonds, Fiscal 1994 Series D, 5.750%, 8/15/11                 A      8,320,240

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series C, 6.625%, 8/01/12               AAA      8,946,988
 (Pre-refunded to 8/01/02)

The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G, 5.900%, 2/01/05                 A      8,114,400

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series E, 6.000%, 8/01/16                 A     16,741,516

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07                 A        329,937

The City of New York, New York, General Obligation Bonds, Fiscal 1995 Series F:
  6.375%, 2/15/06 (Pre-refunded to 2/15/05)                                                                 Aaa        790,958
  6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                                                 Aaa     15,928,920

The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13                 A     11,389,060

The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07                 A      6,866,081

New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds,               AA      8,885,434
 Fiscal 1993 Series B, 6.000%, 6/15/17

Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996,          AAA      9,216,060
 6.000%, 11/01/15

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
Bonds, Series 1997B:
  5.500%, 8/15/17 (Pre-refunded to 2/15/07)                                                              AA-***         39,671
  5.500%, 8/15/17                                                                                           AA-      6,224,358

New York State Housing Finance Agency, New York City, Health Facilities Revenue Bonds, 1996 Series              A        825,638
 A Refunding, 6.000%, 5/01/06

New York Local Government Assistance Corporation, A Public Benefit Corporation of the State of New            AAA      8,325,840
 York, Revenue Bonds, Series 1991D, 7.000%, 4/01/18 (Pre-refunded to 4/01/02)

Power Authority of the State of New York, General Purpose Bonds, Series CC, 5.250%, 1/01/18 (Pre-             AAA     10,847,790
 refunded to 1/01/03)

Power Authority of the State of New York, Revenue Bonds, Series 2000A,:
  5.500%, 11/15/16                                                                                          Aa2      4,676,544
  5.500%, 11/15/17                                                                                          Aa2      4,006,445

The Port Authority of New York and New Jersey, Special Project Bonds, Series 4 (KIAC Partners Project),       N/R      1,060,340
 7.000%, 10/01/07 (Alternative Minimum Tax)

The Port Authority of New York and New Jersey, Special Project Bonds, Series 6 (JFK International Air         AAA      1,144,910
 Terminal LLC Project), 6.250%, 12/01/10 (Alternative Minimum Tax)

Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1994A,                Aa3      4,893,400
 4.750%, 1/01/19

---------------------------------------------------------------------------------------------------------------------------------
North Carolina - 3.5%

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series
1993 B:
  7.000%, 1/01/08                                                                                           BBB     12,580,150
  6.250%, 1/01/12                                                                                           BBB     72,490,746

----
35

Portfolio of Investments (Unaudited)
Nuveen Intermediate Duration Municipal Bond Fund (continued)
October 31, 2001

  Principal
Amount (000)  Description

----------------------------------------------------------------------------------------------------------------------
              North Carolina (continued)

 $    4,650   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1985-G,
               5.750% 12/01/16 ,

      7,855   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,
               5.600%, 1/01/16

      2,500   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999B Refunding
               5.600%, 1/01/15 ,

        985   Housing Authority of the City of Wilmington, North Carolina, First Mortgage Revenue Bonds, Series 1979,
               7.750%, 6/01/10

----------------------------------------------------------------------------------------------------------------------
              Ohio - 0.1%

              Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997
              (Rock and Roll Hall of Fame and Museum Project):
        360     5.750%, 12/01/07
        425     5.850%, 12/01/08

      1,000   City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds, 1988 Series C (Emery Air Freight
               Corporation and Emery Worldwide Airlines, Inc. - Guarantors), 6.050%, 10/01/09

        900   Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds (Upper Valley
               Medical Center), Series 1996C, 6.000%, 5/15/06

----------------------------------------------------------------------------------------------------------------------
              Oklahoma - 0.1%

      2,970   Midwest City Memorial Hospital Authority, Midwest City, Oklahoma, Hospital Revenue Bonds, Series
               1992, 7.375%, 4/01/12 (Pre-refunded to 4/01/02)

----------------------------------------------------------------------------------------------------------------------
              Oregon - 0.7%

      8,720   State of Oregon Department of Administrative Services, Certificates of Participation, 1997 Series A,
               5.800%, 5/01/24 (Pre-refunded to 5/01/07)

     10,000   State of Oregon, General Obligation Veterans Welfare Bonds, 2001 Series 81, 5.250%, 10/01/42

----------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 3.3%

      1,250   County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds, Series 1997A (Pittsburgh
               International Airport), 5.750%, 1/01/12 (Alternative Minimum Tax)

      5,980   Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding
               Bonds, Series 2000 (Panther Creek Partners Project), 6.650%, 5/01/10 (Alternative Minimum Tax)

     10,000   Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
               Bonds, 1994 Series B (Pennsylvania Power and Light Company Project), 6.400%, 9/01/29

     22,500   Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 1993, 5.750%, 7/01/14

              Pennsylvania Housing Finance Agency, Multifamily Housing Refunding Bonds (Federal Housing
              Administration Insured Mortgage Loans), Issue 1992:
      4,025     8.100%, 7/01/13
     16,830     8.200%, 7/01/24

     16,600   Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (City of
               Philadelphia Funding Program), Series of 1993A, 5.000%, 6/15/22

              Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Geneva College
              Revenue Bonds, Series of 1998:
        470     4.900%, 4/01/07
        495     4.950%, 4/01/08

     11,070   Public Auditorium Authority of Pittsburgh and Allegheny County, Pennsylvania, Hotel Room Excise Tax
               Revenue Bonds, Series of 1999, 5.125%, 2/01/35

      1,500   Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds, Series of
               1995A, 0.000%, 8/15/07

----------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 0.5%

     14,000   The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%,
               7/01/26

                                                                                                          Optional Call
Description                                                                                                 Provisions*

------------------------------------------------------------------------------------------------------------------------
North Carolina (continued)

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1985-G,               9/03 at 102 1/2
 5.750% 12/01/16 ,

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,                   1/03 at 102
 5.600%, 1/01/16

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999B Refunding           1/09 at 102
 5.600%, 1/01/15 ,

Housing Authority of the City of Wilmington, North Carolina, First Mortgage Revenue Bonds, Series 1979,    12/01 at 100
 7.750%, 6/01/10

------------------------------------------------------------------------------------------------------------------------
Ohio - 0.1%

Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997
(Rock and Roll Hall of Fame and Museum Project):
  5.750%, 12/01/07                                                                                       No Opt. Call
  5.850%, 12/01/08                                                                                       No Opt. Call

City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds, 1988 Series C (Emery Air Freight         No Opt. Call
 Corporation and Emery Worldwide Airlines, Inc. - Guarantors), 6.050%, 10/01/09

Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds (Upper Valley              No Opt. Call
 Medical Center), Series 1996C, 6.000%, 5/15/06

------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.1%

Midwest City Memorial Hospital Authority, Midwest City, Oklahoma, Hospital Revenue Bonds, Series            4/02 at 102
 1992, 7.375%, 4/01/12 (Pre-refunded to 4/01/02)

------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%

State of Oregon Department of Administrative Services, Certificates of Participation, 1997 Series A,        5/07 at 101
 5.800%, 5/01/24 (Pre-refunded to 5/01/07)

State of Oregon, General Obligation Veterans Welfare Bonds, 2001 Series 81, 5.250%, 10/01/42               10/11 at 100

------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.3%

County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds, Series 1997A (Pittsburgh               No Opt. Call
 International Airport), 5.750%, 1/01/12 (Alternative Minimum Tax)

Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding          No Opt. Call
 Bonds, Series 2000 (Panther Creek Partners Project), 6.650%, 5/01/10 (Alternative Minimum Tax)

Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding           9/04 at 102
 Bonds, 1994 Series B (Pennsylvania Power and Light Company Project), 6.400%, 9/01/29

Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 1993, 5.750%, 7/01/14            7/03 at 102

Pennsylvania Housing Finance Agency, Multifamily Housing Refunding Bonds (Federal Housing
Administration Insured Mortgage Loans), Issue 1992:
  8.100%, 7/01/13                                                                                         7/02 at 102
  8.200%, 7/01/24                                                                                         7/02 at 102

Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (City of          6/03 at 100
 Philadelphia Funding Program), Series of 1993A, 5.000%, 6/15/22

Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Geneva College
Revenue Bonds, Series of 1998:
  4.900%, 4/01/07                                                                                        No Opt. Call
  4.950%, 4/01/08                                                                                        No Opt. Call

Public Auditorium Authority of Pittsburgh and Allegheny County, Pennsylvania, Hotel Room Excise Tax         8/09 at 101
 Revenue Bonds, Series of 1999, 5.125%, 2/01/35

Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds, Series of       No Opt. Call
 1995A, 0.000%, 8/15/07

------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.5%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%,         7/10 at 100
 7/01/26

                                                                                                                          Market
Description                                                                                             Ratings**          Value

---------------------------------------------------------------------------------------------------------------------------------
North Carolina (continued)

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1985-G,                       A $    4,809,123
 5.750% 12/01/16 ,

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,                       A      7,961,749
 5.600%, 1/01/16

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999B Refunding             BBB      2,573,450
 5.600%, 1/01/15 ,

Housing Authority of the City of Wilmington, North Carolina, First Mortgage Revenue Bonds, Series 1979,    N/R***        991,550
 7.750%, 6/01/10

---------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.1%

Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997
(Rock and Roll Hall of Fame and Museum Project):
  5.750%, 12/01/07                                                                                          N/R        384,984
  5.850%, 12/01/08                                                                                          N/R        456,599

City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds, 1988 Series C (Emery Air Freight            BBB        885,020
 Corporation and Emery Worldwide Airlines, Inc. - Guarantors), 6.050%, 10/01/09

Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds (Upper Valley                BBB+        953,370
 Medical Center), Series 1996C, 6.000%, 5/15/06

---------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.1%

Midwest City Memorial Hospital Authority, Midwest City, Oklahoma, Hospital Revenue Bonds, Series          BBB+***      3,092,483
 1992, 7.375%, 4/01/12 (Pre-refunded to 4/01/02)

---------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%

State of Oregon Department of Administrative Services, Certificates of Participation, 1997 Series A,          AAA      9,845,926
 5.800%, 5/01/24 (Pre-refunded to 5/01/07)

State of Oregon, General Obligation Veterans Welfare Bonds, 2001 Series 81, 5.250%, 10/01/42                   AA      9,969,400

---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.3%

County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds, Series 1997A (Pittsburgh                  AAA      1,381,113
 International Airport), 5.750%, 1/01/12 (Alternative Minimum Tax)

Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding            BBB-      6,395,909
 Bonds, Series 2000 (Panther Creek Partners Project), 6.650%, 5/01/10 (Alternative Minimum Tax)

Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding             AAA     10,989,600
 Bonds, 1994 Series B (Pennsylvania Power and Light Company Project), 6.400%, 9/01/29

Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 1993, 5.750%, 7/01/14              AAA     23,300,325

Pennsylvania Housing Finance Agency, Multifamily Housing Refunding Bonds (Federal Housing
Administration Insured Mortgage Loans), Issue 1992:
  8.100%, 7/01/13                                                                                           AAA      4,183,263
  8.200%, 7/01/24                                                                                           AAA     17,462,976

Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (City of            AAA     16,504,052
 Philadelphia Funding Program), Series of 1993A, 5.000%, 6/15/22

Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Geneva College
Revenue Bonds, Series of 1998:
  4.900%, 4/01/07                                                                                          BBB-        476,293
  4.950%, 4/01/08                                                                                          BBB-        499,554

Public Auditorium Authority of Pittsburgh and Allegheny County, Pennsylvania, Hotel Room Excise Tax           AAA     11,136,641
 Revenue Bonds, Series of 1999, 5.125%, 2/01/35

Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds, Series of          AAA      1,215,930
 1995A, 0.000%, 8/15/07

---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.5%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%,           Aa3     15,050,140
 7/01/26

----
36

  Principal
Amount (000)  Description

-------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 0.3%

 $    8,095   Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B, 5.000%, 5/15/20

-------------------------------------------------------------------------------------------------------------------------
              South Carolina - 0.0%

         55   Myrtle Beach Public Facilities Corporation, City of Myrtle Beach, South Carolina, Certificates of
               Participation (City of Myrtle Beach Convention Center Project), Series 1992, 6.750%, 7/01/02

-------------------------------------------------------------------------------------------------------------------------
              South Dakota - 0.1%

      4,000   South Dakota Health and Educational Facilities Authority, Revenue Bonds (Sioux Valley Hospital and
               Health System), Series 2001E, 5.375%, 11/01/24

-------------------------------------------------------------------------------------------------------------------------
              Tennessee - 0.3%

        500   Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding Series
               1997 (Federal Express Corporation), 5.350%, 9/01/12

      7,000   City of Memphis, Tennessee, General Improvement Bonds, Series 2001, 5.000% 11/01/14 (WI, settling
               11/08/01)

-------------------------------------------------------------------------------------------------------------------------
              Texas - 5.2%

      1,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds, Series 1991 (American Airlines,
               Inc. Project), 7.000%, 12/01/11 (Alternative Minimum Tax)

      2,000   City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,
               5.700%, 11/15/21

              City of Austin, Texas, Water, Sewer and Electric Refunding Revenue Bonds, Series 1982:
        470     14.000%, 11/15/01
      2,305     14.000%, 11/15/01

     29,500   Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds (Houston Lighting and Power
               Company Project), Series 1995, 5.800%, 8/01/15

        345   Brazos Higher Education Authority, Inc., Texas, Student Loan Revenue Refunding Bonds, Series 1993A-1,
               6.200%, 12/01/02 (Alternative Minimum Tax)

      6,585   Crowley Independent School District, Texas, Tarrant and Johnson Counties, Unlimited Tax School Building
               Bonds, Series 1997, 6.500%, 8/01/23

      3,000   Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds, Series
               1993, 0.000%, 2/15/09

              Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
              School Building and Refunding Bonds, Series 1998:
      4,890     0.000%, 8/15/19
     10,000     0.000%, 8/15/24

     25,900   Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13

      7,000   Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (St. Luke's
               Episcopal Hospital Project), Series 1991A, 6.750%, 2/15/21

     16,150   City of Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 1998A,
               0.000%, 12/01/22

     10,000   City of Houston, Texas, Water and Sewer System Junior Lien Revenue Bonds, Series 2001A Refunding,
               5.500%, 12/01/14

     10,000   Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue
               Bonds (Baptist Hospital of Southeast Texas), Series 2001, 5.500%, 8/15/41

              City of San Antonio, Texas, Electric and Gas Systems Revenue Refunding Bonds, Series 1992:
      5,405     5.000%, 2/01/17
     12,875     5.000%, 2/01/17

        535   Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds (NHP-
               Foundation - Asmara Project), Series 1996A, 5.800%, 1/01/06

     16,500   Texas Water Development Board, State Revolving Fund, Senior Line Revenue Bonds, Series 1993,
               5.250%, 7/15/15

      1,000   Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999 (Tomball Regional Hospital),
               5.500%, 7/01/09

                                                                                                           Optional Call
Description                                                                                                  Provisions*

-------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.3%

Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B, 5.000%, 5/15/20            5/03 at 100

-------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.0%

Myrtle Beach Public Facilities Corporation, City of Myrtle Beach, South Carolina, Certificates of           No Opt. Call
 Participation (City of Myrtle Beach Convention Center Project), Series 1992, 6.750%, 7/01/02

-------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.1%

South Dakota Health and Educational Facilities Authority, Revenue Bonds (Sioux Valley Hospital and           9/11 at 101
 Health System), Series 2001E, 5.375%, 11/01/24

-------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.3%

Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding Series      No Opt. Call
 1997 (Federal Express Corporation), 5.350%, 9/01/12

City of Memphis, Tennessee, General Improvement Bonds, Series 2001, 5.000% 11/01/14 (WI, settling           No Opt. Call
 11/08/01)

-------------------------------------------------------------------------------------------------------------------------
Texas - 5.2%

Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds, Series 1991 (American Airlines,  No Opt. Call
 Inc. Project), 7.000%, 12/01/11 (Alternative Minimum Tax)

City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,                      11/06 at 100
 5.700%, 11/15/21

City of Austin, Texas, Water, Sewer and Electric Refunding Revenue Bonds, Series 1982:
  14.000%, 11/15/01                                                                                       No Opt. Call
  14.000%, 11/15/01                                                                                       No Opt. Call

Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds (Houston Lighting and Power            2/02 at 101
 Company Project), Series 1995, 5.800%, 8/01/15

Brazos Higher Education Authority, Inc., Texas, Student Loan Revenue Refunding Bonds, Series 1993A-1,       No Opt. Call
 6.200%, 12/01/02 (Alternative Minimum Tax)

Crowley Independent School District, Texas, Tarrant and Johnson Counties, Unlimited Tax School Building      8/08 at 100
 Bonds, Series 1997, 6.500%, 8/01/23

Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds, Series          No Opt. Call
 1993, 0.000%, 2/15/09

Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
School Building and Refunding Bonds, Series 1998:
  0.000%, 8/15/19                                                                                         No Opt. Call
  0.000%, 8/15/24                                                                                         No Opt. Call

Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13            8/04 at 102

Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (St. Luke's           2/02 at 102
 Episcopal Hospital Project), Series 1991A, 6.750%, 2/15/21

City of Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 1998A,           No Opt. Call
 0.000%, 12/01/22

City of Houston, Texas, Water and Sewer System Junior Lien Revenue Bonds, Series 2001A Refunding,           12/11 at 100
 5.500%, 12/01/14

Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue              8/11 at 100
 Bonds (Baptist Hospital of Southeast Texas), Series 2001, 5.500%, 8/15/41

City of San Antonio, Texas, Electric and Gas Systems Revenue Refunding Bonds, Series 1992:
  5.000%, 2/01/17                                                                                          2/02 at 101
  5.000%, 2/01/17                                                                                          2/02 at 101

Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds (NHP-                  No Opt. Call
 Foundation - Asmara Project), Series 1996A, 5.800%, 1/01/06

Texas Water Development Board, State Revolving Fund, Senior Line Revenue Bonds, Series 1993,                 7/04 at 102
 5.250%, 7/15/15

Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999 (Tomball Regional Hospital),         No Opt. Call
 5.500%, 7/01/09

Description                                                                                                Ratings**

---------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.3%

Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B, 5.000%, 5/15/20                AAA

---------------------------------------------------------------------------------------------------------------------
South Carolina - 0.0%

Myrtle Beach Public Facilities Corporation, City of Myrtle Beach, South Carolina, Certificates of              A3***
 Participation (City of Myrtle Beach Convention Center Project), Series 1992, 6.750%, 7/01/02

---------------------------------------------------------------------------------------------------------------------
South Dakota - 0.1%

South Dakota Health and Educational Facilities Authority, Revenue Bonds (Sioux Valley Hospital and                A+
 Health System), Series 2001E, 5.375%, 11/01/24

---------------------------------------------------------------------------------------------------------------------
Tennessee - 0.3%

Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding Series           BBB
 1997 (Federal Express Corporation), 5.350%, 9/01/12

City of Memphis, Tennessee, General Improvement Bonds, Series 2001, 5.000% 11/01/14 (WI, settling                 AA
 11/08/01)

---------------------------------------------------------------------------------------------------------------------
Texas - 5.2%

Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds, Series 1991 (American Airlines,        BB
 Inc. Project), 7.000%, 12/01/11 (Alternative Minimum Tax)

City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,                           AAA
 5.700%, 11/15/21

City of Austin, Texas, Water, Sewer and Electric Refunding Revenue Bonds, Series 1982:
  14.000%, 11/15/01                                                                                           A***
  14.000%, 11/15/01                                                                                              A

Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds (Houston Lighting and Power                AAA
 Company Project), Series 1995, 5.800%, 8/01/15

Brazos Higher Education Authority, Inc., Texas, Student Loan Revenue Refunding Bonds, Series 1993A-1,            Aaa
 6.200%, 12/01/02 (Alternative Minimum Tax)

Crowley Independent School District, Texas, Tarrant and Johnson Counties, Unlimited Tax School Building          AAA
 Bonds, Series 1997, 6.500%, 8/01/23

Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds, Series               AAA
 1993, 0.000%, 2/15/09

Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
School Building and Refunding Bonds, Series 1998:
  0.000%, 8/15/19                                                                                              AAA
  0.000%, 8/15/24                                                                                              AAA

Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13                AAA

Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (St. Luke's               AAA
 Episcopal Hospital Project), Series 1991A, 6.750%, 2/15/21

City of Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 1998A,                AAA
 0.000%, 12/01/22

City of Houston, Texas, Water and Sewer System Junior Lien Revenue Bonds, Series 2001A Refunding,                AAA
 5.500%, 12/01/14

Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue                  AAA
 Bonds (Baptist Hospital of Southeast Texas), Series 2001, 5.500%, 8/15/41

City of San Antonio, Texas, Electric and Gas Systems Revenue Refunding Bonds, Series 1992:
  5.000%, 2/01/17                                                                                           Aa1***
  5.000%, 2/01/17                                                                                              Aa1

Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds (NHP-                         A
 Foundation - Asmara Project), Series 1996A, 5.800%, 1/01/06

Texas Water Development Board, State Revolving Fund, Senior Line Revenue Bonds, Series 1993,                     AAA
 5.250%, 7/15/15

Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999 (Tomball Regional Hospital),             Baa2
 5.500%, 7/01/09

                                                                                                                   Market
Description                                                                                                         Value

--------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.3%

Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B, 5.000%, 5/15/20          $    8,095,405

--------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.0%

Myrtle Beach Public Facilities Corporation, City of Myrtle Beach, South Carolina, Certificates of                  56,520
 Participation (City of Myrtle Beach Convention Center Project), Series 1992, 6.750%, 7/01/02

--------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.1%

South Dakota Health and Educational Facilities Authority, Revenue Bonds (Sioux Valley Hospital and              3,953,200
 Health System), Series 2001E, 5.375%, 11/01/24

--------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.3%

Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding Series            488,325
 1997 (Federal Express Corporation), 5.350%, 9/01/12

City of Memphis, Tennessee, General Improvement Bonds, Series 2001, 5.000% 11/01/14 (WI, settling               7,494,900
 11/08/01)

--------------------------------------------------------------------------------------------------------------------------
Texas - 5.2%

Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds, Series 1991 (American Airlines,        965,320
 Inc. Project), 7.000%, 12/01/11 (Alternative Minimum Tax)

City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,                          2,076,500
 5.700%, 11/15/21

City of Austin, Texas, Water, Sewer and Electric Refunding Revenue Bonds, Series 1982:
  14.000%, 11/15/01                                                                                             472,143
  14.000%, 11/15/01                                                                                           2,314,981

Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds (Houston Lighting and Power              29,862,850
 Company Project), Series 1995, 5.800%, 8/01/15

Brazos Higher Education Authority, Inc., Texas, Student Loan Revenue Refunding Bonds, Series 1993A-1,             357,506
 6.200%, 12/01/02 (Alternative Minimum Tax)

Crowley Independent School District, Texas, Tarrant and Johnson Counties, Unlimited Tax School Building         7,464,558
 Bonds, Series 1997, 6.500%, 8/01/23

Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds, Series              2,225,070
 1993, 0.000%, 2/15/09

Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
School Building and Refunding Bonds, Series 1998:
  0.000%, 8/15/19                                                                                             1,944,460
  0.000%, 8/15/24                                                                                             2,977,200

Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13              27,057,471

Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (St. Luke's              7,388,220
 Episcopal Hospital Project), Series 1991A, 6.750%, 2/15/21

City of Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 1998A,               5,305,760
 0.000%, 12/01/22

City of Houston, Texas, Water and Sewer System Junior Lien Revenue Bonds, Series 2001A Refunding,              10,866,400
 5.500%, 12/01/14

Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue                10,213,900
 Bonds (Baptist Hospital of Southeast Texas), Series 2001, 5.500%, 8/15/41

City of San Antonio, Texas, Electric and Gas Systems Revenue Refunding Bonds, Series 1992:
  5.000%, 2/01/17                                                                                             5,666,980
  5.000%, 2/01/17                                                                                            12,899,462

Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds (NHP-                        553,516
 Foundation - Asmara Project), Series 1996A, 5.800%, 1/01/06

Texas Water Development Board, State Revolving Fund, Senior Line Revenue Bonds, Series 1993,                   17,014,800
 5.250%, 7/15/15

Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999 (Tomball Regional Hospital),             1,008,750
 5.500%, 7/01/09

----
37

Portfolio of Investments (Unaudited)
Nuveen Intermediate Duration Municipal Bond Fund (continued)
October 31, 2001

  Principal
Amount (000)  Description

--------------------------------------------------------------------------------------------------------------------
              Utah - 0.5%

 $    5,000   Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1997 Series B,
               5.750%, 7/01/19

              Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1993 Series A:
      5,250     5.500%, 7/01/13
      3,050     5.500%, 7/01/13

        870   Layton, Utah, Industrial Development Revenue Bonds (C.D.I. Ltd. Project - K-Mart Guaranteed),
               8.750%, 6/01/05

        290   Salt Lake County, Utah, College Revenue Bonds (Westminster College of Salt Lake City Project), Series
               1997, 5.200%, 10/01/09

--------------------------------------------------------------------------------------------------------------------
              Vermont - 0.0%

        105   University of Vermont and State Agricultural College, Vermont, Housing, Dining and Student Services
               Facilities System Bonds, Lot 1, Series 1969-A, 6.300%, 7/01/06

--------------------------------------------------------------------------------------------------------------------
              Virgin Islands - 0.1%

        385   Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series 1998A, 4.500%, 9/01/05

      1,000   Virgin Islands Water and Power Authority, Electric System Revenue and Refunding Bonds, 1998 Series,
               5.250%, 7/01/09

--------------------------------------------------------------------------------------------------------------------
              Virginia - 3.5%

        500   Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Revenue Bonds (Senior
               Current Interest), Series 1998A, 5.250%, 8/15/07

        555   Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement
               Bonds, Series 1999, 5.375%, 10/15/11

              Richmond Metropolitan Authority, Virginia, Expressway Revenue and Refunding Bonds, Series 1992-B:
      1,440     6.250%, 7/15/22 (Pre-refunded to 7/15/02)
      6,310     6.250%, 7/15/22

     39,630   Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992 Series A,
               7.150%, 1/01/33

      3,015   Virginia Housing Development Authority, Multifamily Mortgage Bonds, 1978 Series B, 6.700%, 11/01/21

              Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C:
     19,080     5.550%, 5/01/08
     28,075     5.900%, 5/01/14

--------------------------------------------------------------------------------------------------------------------
              Washington - 6.5%

      4,780   Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydroelectric System Revenue
               Bonds, Series 1968, 5.125%, 7/01/23

      9,295   Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue Bonds,
               Series 1963, 4.000%, 9/01/18

      1,175   Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,
               6.150%, 5/01/14

      4,515   The City of Seattle, Washington, Municipal Light and Power Revenue Bonds (Senior Lien), Series 1993,
               5.375%, 11/01/18

      7,250   Municipality of Metropolitan Seattle, Washington, Sewer Refunding Revenue Bonds, Series Y,
               5.700%, 1/01/12

      5,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1989B,
               7.125%, 7/01/16

              Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
              Series 1993A:
     14,260     7.000%, 7/01/07
     18,500     5.750%, 7/01/13 (Pre-refunded to 7/01/03)
     12,150     5.700%, 7/01/17

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**

--------------------------------------------------------------------------------------------------------------------------------
Utah - 0.5%

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1997 Series B,                    7/07 at 102       AAA
 5.750%, 7/01/19

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1993 Series A:
  5.500%, 7/01/13                                                                                       7/03 at 102     A+***
  5.500%, 7/01/13                                                                                       7/03 at 102        A+

Layton, Utah, Industrial Development Revenue Bonds (C.D.I. Ltd. Project - K-Mart Guaranteed),            12/01 at 100      Baa3
 8.750%, 6/01/05

Salt Lake County, Utah, College Revenue Bonds (Westminster College of Salt Lake City Project), Series    10/07 at 101       BBB
 1997, 5.200%, 10/01/09

--------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.0%

University of Vermont and State Agricultural College, Vermont, Housing, Dining and Student Services       1/02 at 100        A+
 Facilities System Bonds, Lot 1, Series 1969-A, 6.300%, 7/01/06

--------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.1%

Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series 1998A, 4.500%, 9/01/05             9/02 at 101       BBB

Virgin Islands Water and Power Authority, Electric System Revenue and Refunding Bonds, 1998 Series,       7/08 at 101       N/R
 5.250%, 7/01/09

--------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.5%

Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Revenue Bonds (Senior            No Opt. Call      BBB-
 Current Interest), Series 1998A, 5.250%, 8/15/07

Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement        10/09 at 101        A3
 Bonds, Series 1999, 5.375%, 10/15/11

Richmond Metropolitan Authority, Virginia, Expressway Revenue and Refunding Bonds, Series 1992-B:
  6.250%, 7/15/22 (Pre-refunded to 7/15/02)                                                             7/02 at 102       AAA
  6.250%, 7/15/22                                                                                       7/02 at 102       AAA

Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992 Series A,                       1/02 at 102       AA+
 7.150%, 1/01/33

Virginia Housing Development Authority, Multifamily Mortgage Bonds, 1978 Series B, 6.700%, 11/01/21      11/01 at 100       AA+

Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C:
  5.550%, 5/01/08                                                                                       5/03 at 102       AA+
  5.900%, 5/01/14                                                                                       5/03 at 102       AA+

--------------------------------------------------------------------------------------------------------------------------------
Washington - 6.5%

Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydroelectric System Revenue      1/02 at 100        AA
 Bonds, Series 1968, 5.125%, 7/01/23

Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue Bonds,       3/02 at 100 1/2       AA-
 Series 1963, 4.000%, 9/01/18

Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,         5/04 at 100       AAA
 6.150%, 5/01/14

The City of Seattle, Washington, Municipal Light and Power Revenue Bonds (Senior Lien), Series 1993,     11/03 at 101       Aa3
 5.375%, 11/01/18

Municipality of Metropolitan Seattle, Washington, Sewer Refunding Revenue Bonds, Series Y,                1/03 at 102       AAA
 5.700%, 1/01/12

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1989B,      No Opt. Call       Aa1
 7.125%, 7/01/16

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
Series 1993A:
  7.000%, 7/01/07                                                                                      No Opt. Call       Aa1
  5.750%, 7/01/13 (Pre-refunded to 7/01/03)                                                             7/03 at 102    Aa1***
  5.700%, 7/01/17                                                                                       7/03 at 102       AAA

                                                                                                              Market
Description                                                                                                    Value

---------------------------------------------------------------------------------------------------------------------
Utah - 0.5%

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1997 Series B,                $    5,341,500
 5.750%, 7/01/19

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1993 Series A:
  5.500%, 7/01/13                                                                                        5,459,423
  5.500%, 7/01/13                                                                                        3,159,617

Layton, Utah, Industrial Development Revenue Bonds (C.D.I. Ltd. Project - K-Mart Guaranteed),                871,801
 8.750%, 6/01/05

Salt Lake County, Utah, College Revenue Bonds (Westminster College of Salt Lake City Project), Series        299,176
 1997, 5.200%, 10/01/09

---------------------------------------------------------------------------------------------------------------------
Vermont - 0.0%

University of Vermont and State Agricultural College, Vermont, Housing, Dining and Student Services          105,680
 Facilities System Bonds, Lot 1, Series 1969-A, 6.300%, 7/01/06

---------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.1%

Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series 1998A, 4.500%, 9/01/05                387,572

Virgin Islands Water and Power Authority, Electric System Revenue and Refunding Bonds, 1998 Series,        1,049,100
 5.250%, 7/01/09

---------------------------------------------------------------------------------------------------------------------
Virginia - 3.5%

Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Revenue Bonds (Senior                484,330
 Current Interest), Series 1998A, 5.250%, 8/15/07

Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement            603,674
 Bonds, Series 1999, 5.375%, 10/15/11

Richmond Metropolitan Authority, Virginia, Expressway Revenue and Refunding Bonds, Series 1992-B:
  6.250%, 7/15/22 (Pre-refunded to 7/15/02)                                                              1,511,266
  6.250%, 7/15/22                                                                                        6,580,825

Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992 Series A,                       40,514,145
 7.150%, 1/01/33

Virginia Housing Development Authority, Multifamily Mortgage Bonds, 1978 Series B, 6.700%, 11/01/21        3,021,543

Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C:
  5.550%, 5/01/08                                                                                       19,635,037
  5.900%, 5/01/14                                                                                       28,886,368

---------------------------------------------------------------------------------------------------------------------
Washington - 6.5%

Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydroelectric System Revenue       4,780,143
 Bonds, Series 1968, 5.125%, 7/01/23

Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue Bonds,            8,823,836
 Series 1963, 4.000%, 9/01/18

Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,          1,275,780
 6.150%, 5/01/14

The City of Seattle, Washington, Municipal Light and Power Revenue Bonds (Senior Lien), Series 1993,       4,574,869
 5.375%, 11/01/18

Municipality of Metropolitan Seattle, Washington, Sewer Refunding Revenue Bonds, Series Y,                 7,511,145
 5.700%, 1/01/12

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1989B,        6,274,150
 7.125%, 7/01/16

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
Series 1993A:
  7.000%, 7/01/07                                                                                       16,601,207
  5.750%, 7/01/13 (Pre-refunded to 7/01/03)                                                             19,913,955
  5.700%, 7/01/17                                                                                       12,583,512

----
38

  Principal
Amount (000)  Description
-----------------------------------------------------------------------------------------------------------------------
              Washington (continued)

 $    7,805   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1993B,
               7.000%, 7/01/09

     10,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1993C,
               5.375%, 7/01/15

      8,835   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds, Series 1993B,
               5.700%, 7/01/18

              Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds, Series 1993C:
      9,180     5.300%, 7/01/10
     51,070     5.375%, 7/01/15
     11,745     5.500%, 7/01/18
-----------------------------------------------------------------------------------------------------------------------
              Wisconsin - 4.8%

      3,850   Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,
               1977 Series A, 5.800%, 6/01/17

      8,500   Wisconsin Housing and Economic Development Authority, Multifamily Housing Revenue Bonds, 1992
               Series B, 7.050%, 11/01/22

     30,325   Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, 1993 Series C,
               5.800%, 11/01/13

     13,700   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1991 (Columbia Hospital,
               Inc.), 6.250%, 11/15/21

      7,695   State of Wisconsin, Petroleum Inspection Fee Revenue Bonds, 2000 Series A, 5.500%, 7/01/03

      9,830   Wisconsin Health and Educational Facilities Authority, Health Facilities Refunding Revenue Bonds (SSM
               Health Care), Series 1992AA, 6.250%, 6/01/20

      4,060   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1994A (Froedtert Memorial
               Lutheran Hospital, Inc.), 5.875%, 10/01/13

      6,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1992A (Meriter Hospital,
               Inc.), 6.000%, 12/01/22

     17,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1993 (Aurora Health Care
               Obligated Group), 5.250%, 8/15/23

     31,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1996 (Aurora Medical
               Group, Inc. Project), 5.750%, 11/15/25

        750   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1998 (Carroll College, Inc.
               Project), 5.000%, 10/01/09
-----------------------------------------------------------------------------------------------------------------------
              Wyoming - 0.0%

        200   State of Wyoming Farm Loan Board, Capital Facilities Refunding Revenue Bonds, Series 1992,
               6.100%, 10/01/06
-----------------------------------------------------------------------------------------------------------------------
 $2,795,600   Total Investments (cost $2,642,213,487) - 99.3%
===========------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 0.7%
              ---------------------------------------------------------------------------------------------------------
              Net Assets - 100%
              =========================================================================================================

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Washington (continued)

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1993B,       No Opt. Call       Aa1
 7.000%, 7/01/09

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1993C,        7/03 at 102       Aa1
 5.375%, 7/01/15

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds, Series 1993B,        7/03 at 102       Aa1
 5.700%, 7/01/18

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds, Series 1993C:
  5.300%, 7/01/10                                                                                          7/03 at 102       Aa1
  5.375%, 7/01/15                                                                                          7/03 at 102       Aa1
  5.500%, 7/01/18                                                                                          7/03 at 102       Aa1
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 4.8%

Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,           No Opt. Call     AA***
 1977 Series A, 5.800%, 6/01/17

Wisconsin Housing and Economic Development Authority, Multifamily Housing Revenue Bonds, 1992              4/02 at 102        AA
 Series B, 7.050%, 11/01/22

Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, 1993 Series C,               12/03 at 102        AA
 5.800%, 11/01/13

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1991 (Columbia Hospital,     11/01 at 102       AAA
 Inc.), 6.250%, 11/15/21

State of Wisconsin, Petroleum Inspection Fee Revenue Bonds, 2000 Series A, 5.500%, 7/01/03                No Opt. Call       AA-

Wisconsin Health and Educational Facilities Authority, Health Facilities Refunding Revenue Bonds (SSM      6/02 at 102       AAA
 Health Care), Series 1992AA, 6.250%, 6/01/20

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1994A (Froedtert Memorial    10/04 at 102       AAA
 Lutheran Hospital, Inc.), 5.875%, 10/01/13

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1992A (Meriter Hospital,     12/02 at 102       AAA
 Inc.), 6.000%, 12/01/22

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1993 (Aurora Health Care      8/03 at 102       AAA
 Obligated Group), 5.250%, 8/15/23

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1996 (Aurora Medical          5/06 at 102       AAA
 Group, Inc. Project), 5.750%, 11/15/25

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1998 (Carroll College, Inc.  10/07 at 101       BBB
 Project), 5.000%, 10/01/09
---------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.0%

State of Wyoming Farm Loan Board, Capital Facilities Refunding Revenue Bonds, Series 1992,                10/02 at 102       AA-
 6.100%, 10/01/06
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $2,642,213,487) - 99.3%
---------------------------------------------------------------------------------------------------------------------------------
Other Assets Less Liabilities - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100%
=================================================================================================================================

                                                                                                                 Market
Description                                                                                                       Value
------------------------------------------------------------------------------------------------------------------------
Washington (continued)

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1993B,      $    9,306,058
 7.000%, 7/01/09

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1993C,          10,225,900
 5.375%, 7/01/15

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds, Series 1993B,           9,066,212
 5.700%, 7/01/18

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds, Series 1993C:
  5.300%, 7/01/10                                                                                             9,522,965
  5.375%, 7/01/15                                                                                            52,938,141
  5.500%, 7/01/18                                                                                            11,960,286
------------------------------------------------------------------------------------------------------------------------
Wisconsin - 4.8%

Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,               4,213,787
 1977 Series A, 5.800%, 6/01/17

Wisconsin Housing and Economic Development Authority, Multifamily Housing Revenue Bonds, 1992                 8,748,115
 Series B, 7.050%, 11/01/22

Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, 1993 Series C,                  31,643,531
 5.800%, 11/01/13

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1991 (Columbia Hospital,        14,009,072
 Inc.), 6.250%, 11/15/21

State of Wisconsin, Petroleum Inspection Fee Revenue Bonds, 2000 Series A, 5.500%, 7/01/03                    8,085,367

Wisconsin Health and Educational Facilities Authority, Health Facilities Refunding Revenue Bonds (SSM        10,204,326
 Health Care), Series 1992AA, 6.250%, 6/01/20

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1994A (Froedtert Memorial        4,296,450
 Lutheran Hospital, Inc.), 5.875%, 10/01/13

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1992A (Meriter Hospital,         6,281,580
 Inc.), 6.000%, 12/01/22

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1993 (Aurora Health Care        17,036,210
 Obligated Group), 5.250%, 8/15/23

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1996 (Aurora Medical            32,186,370
 Group, Inc. Project), 5.750%, 11/15/25

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1998 (Carroll College, Inc.        771,600
 Project), 5.000%, 10/01/09
------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.0%

State of Wyoming Farm Loan Board, Capital Facilities Refunding Revenue Bonds, Series 1992,                      208,660
 6.100%, 10/01/06
------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $2,642,213,487) - 99.3%                                                           2,837,959,367
------------------------------------------------------------------------------------------------------------------------
Other Assets Less Liabilities - 0.7%                                                                         18,596,659
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100%                                                                                        $2,856,556,026
========================================================================================================================

     * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
     **   Ratings: Using the higher of Standard & Poor's or Moody's rating.
     *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
     N/R  Investment is not rated.
    (WI)  Security purchased on a when-issued basis.


                                See accompanying notes to financial statements.

----
39

Portfolio of Investments (Unaudited)
Nuveen Limited Term Municipal Bond Fund
October 31, 2001

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Alaska - 1.5%
    $  1,250 Alaska Student Loan Corporation, Student Loan Revenue Bonds, 1997 Series A, 5.200%, 7/01/06
              (Alternative Minimum Tax)
             Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Revenue Bonds,
             Series 2001:
       2,000   4.750%, 6/01/15
       3,865   5.375%, 6/01/21
---------------------------------------------------------------------------------------------------------------------
             Arizona - 0.5%
         250 Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 6.125%, 9/01/02
              (Alternative Minimum Tax)
       2,000 City of Tucson, Arizona, General Obligation Refunding Bonds, Series 1995, 5.375%, 7/01/05
---------------------------------------------------------------------------------------------------------------------
             Arkansas - 2.6%
       1,555 Arkansas Development Finance Authority, Single Family Mortgage Revenue Refunding Bonds,
              1991 Series A (FHA-Insured or VA Guaranteed Mortgage Loans), 8.000%, 8/15/11
       5,260 Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds,
              Series 2001 (Biosciences Institute College), 5.500%, 12/01/16
             Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Bonds (Sparks Regional Medical
             Center), Refunding Series 2001A:
       1,620   5.500%, 11/01/11 (WI, settling 11/01/01)
       3,415   5.500%, 11/01/12 (WI, settling 11/01/01)
---------------------------------------------------------------------------------------------------------------------
             California - 6.1%
      11,750 California Higher Education Loan Authority, Inc., Student Loan Revenue Refunding Bonds, Subordinate
              1994 Series D, 6.500%, 6/01/05 (Alternative Minimum Tax)
             California Statewide Communities Development Authority, Certificates of Participation Refunding
             (Rio Bravo Fresno Project), 1999 Series A:
       3,000   5.450%, 12/01/01
       2,000   5.550%, 12/01/02
       2,000   5.600%, 12/01/03
       5,000 California Statewide Communities Development Authority, Multifamily Housing Refunding Bonds
              (Archstone Oakridge Apartments), Issue 1999E, Archstone Communities Trust, 5.300%, 6/01/29
              (Mandatory put 6/01/08)
       1,250 Long Beach Aquarium of the Pacific Revenue Bonds, California (Aquarium of the Pacific Project),
              1995 Series A, 5.750%, 7/01/05
             Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds (Procter & Gamble
             Project), 1995 Series:
       1,000   5.900%, 7/01/02
         500   6.000%, 7/01/03
         500   7.000%, 7/01/04
       1,500 Taft Public Financing Authority, California, Lease Revenue Bonds, 1997 Series A (Community Correctional
              Facility Acquisition Project), 5.500%, 1/01/06
---------------------------------------------------------------------------------------------------------------------
             Colorado - 5.4%
       9,000 E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway
              Revenue Bonds (E-470 Project), Senior Bonds, Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)
       1,735 Colorado Health Facilities Authority, Revenue Bonds, Series 1995 (Covenant Retirement Communities,
              Inc.), 5.650%, 12/01/04
             Colorado Health Facilities Authority, Hospital Revenue Bonds (Parkview Medical Center, Inc
             Project), Series 2001:
         660   5.300%, 9/01/07
         690   5.400%, 9/01/08
         830   5.500%, 9/01/09

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Alaska - 1.5%
Alaska Student Loan Corporation, Student Loan Revenue Bonds, 1997 Series A, 5.200%, 7/01/06                 No Opt. Call
 (Alternative Minimum Tax)
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2001:
  4.750%, 6/01/15                                                                                          6/11 at 100
  5.375%, 6/01/21                                                                                          6/11 at 100
-------------------------------------------------------------------------------------------------------------------------
Arizona - 0.5%
Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 6.125%, 9/01/02             No Opt. Call
 (Alternative Minimum Tax)
City of Tucson, Arizona, General Obligation Refunding Bonds, Series 1995, 5.375%, 7/01/05                   No Opt. Call
-------------------------------------------------------------------------------------------------------------------------
Arkansas - 2.6%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Refunding Bonds,                      2/02 at 103
 1991 Series A (FHA-Insured or VA Guaranteed Mortgage Loans), 8.000%, 8/15/11
Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds,
 Series 2001 (Biosciences Institute College), 5.500%, 12/01/16                                              12/11 at 100
Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Bonds (Sparks Regional Medical
Center), Refunding Series 2001A:
  5.500%, 11/01/11 (WI, settling 11/01/01)                                                                No Opt. Call
  5.500%, 11/01/12 (WI, settling 11/01/01)                                                                11/11 at 101
-------------------------------------------------------------------------------------------------------------------------
California - 6.1%
California Higher Education Loan Authority, Inc., Student Loan Revenue Refunding Bonds, Subordinate         No Opt. Call
 1994 Series D, 6.500%, 6/01/05 (Alternative Minimum Tax)
California Statewide Communities Development Authority, Certificates of Participation Refunding
(Rio Bravo Fresno Project), 1999 Series A:
  5.450%, 12/01/01                                                                                        No Opt. Call
  5.550%, 12/01/02                                                                                        No Opt. Call
  5.600%, 12/01/03                                                                                        No Opt. Call
California Statewide Communities Development Authority, Multifamily Housing Refunding Bonds                 No Opt. Call
 (Archstone Oakridge Apartments), Issue 1999E, Archstone Communities Trust, 5.300%, 6/01/29
 (Mandatory put 6/01/08)
Long Beach Aquarium of the Pacific Revenue Bonds, California (Aquarium of the Pacific Project),             No Opt. Call
 1995 Series A, 5.750%, 7/01/05
Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds (Procter & Gamble
Project), 1995 Series:
  5.900%, 7/01/02                                                                                         No Opt. Call
  6.000%, 7/01/03                                                                                         No Opt. Call
  7.000%, 7/01/04                                                                                         No Opt. Call
Taft Public Financing Authority, California, Lease Revenue Bonds, 1997 Series A (Community Correctional     No Opt. Call
 Facility Acquisition Project), 5.500%, 1/01/06
-------------------------------------------------------------------------------------------------------------------------
Colorado - 5.4%
E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway       8/05 at 95 29/32
 Revenue Bonds (E-470 Project), Senior Bonds, Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)
Colorado Health Facilities Authority, Revenue Bonds, Series 1995 (Covenant Retirement Communities,          No Opt. Call
 Inc.), 5.650%, 12/01/04
Colorado Health Facilities Authority, Hospital Revenue Bonds (Parkview Medical Center, Inc
Project), Series 2001:
  5.300%, 9/01/07                                                                                         No Opt. Call
  5.400%, 9/01/08                                                                                         No Opt. Call
  5.500%, 9/01/09                                                                                         No Opt. Call

                                                                                                                        Market
Description                                                                                             Ratings**        Value
-------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.5%
Alaska Student Loan Corporation, Student Loan Revenue Bonds, 1997 Series A, 5.200%, 7/01/06                   AAA $  1,325,438
 (Alternative Minimum Tax)
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2001:
  4.750%, 6/01/15                                                                                           Aa3    1,991,020
  5.375%, 6/01/21                                                                                           Aa3    3,887,804
-------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.5%
Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, 6.125%, 9/01/02               Aa2      256,618
 (Alternative Minimum Tax)
City of Tucson, Arizona, General Obligation Refunding Bonds, Series 1995, 5.375%, 7/01/05                     AAA    2,175,640
-------------------------------------------------------------------------------------------------------------------------------
Arkansas - 2.6%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Refunding Bonds,                        AA    1,583,674
 1991 Series A (FHA-Insured or VA Guaranteed Mortgage Loans), 8.000%, 8/15/11
Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds,
 Series 2001 (Biosciences Institute College), 5.500%, 12/01/16                                                Aa2    5,575,127
Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Bonds (Sparks Regional Medical
Center), Refunding Series 2001A:
  5.500%, 11/01/11 (WI, settling 11/01/01)                                                                   A2    1,721,801
  5.500%, 11/01/12 (WI, settling 11/01/01)                                                                   A2    3,615,973
-------------------------------------------------------------------------------------------------------------------------------
California - 6.1%
California Higher Education Loan Authority, Inc., Student Loan Revenue Refunding Bonds, Subordinate            A2   12,599,525
 1994 Series D, 6.500%, 6/01/05 (Alternative Minimum Tax)
California Statewide Communities Development Authority, Certificates of Participation Refunding
(Rio Bravo Fresno Project), 1999 Series A:
  5.450%, 12/01/01                                                                                          N/R    3,004,380
  5.550%, 12/01/02                                                                                          N/R    2,035,980
  5.600%, 12/01/03                                                                                          N/R    2,056,620
California Statewide Communities Development Authority, Multifamily Housing Refunding Bonds                  BBB+    5,170,850
 (Archstone Oakridge Apartments), Issue 1999E, Archstone Communities Trust, 5.300%, 6/01/29
 (Mandatory put 6/01/08)
Long Beach Aquarium of the Pacific Revenue Bonds, California (Aquarium of the Pacific Project),               AAA    1,384,263
 1995 Series A, 5.750%, 7/01/05
Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds (Procter & Gamble
Project), 1995 Series:
  5.900%, 7/01/02                                                                                           BBB    1,020,130
  6.000%, 7/01/03                                                                                           BBB      522,975
  7.000%, 7/01/04                                                                                           BBB      545,685
Taft Public Financing Authority, California, Lease Revenue Bonds, 1997 Series A (Community Correctional         A    1,588,365
 Facility Acquisition Project), 5.500%, 1/01/06
-------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.4%
E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway             AAA    7,663,770
 Revenue Bonds (E-470 Project), Senior Bonds, Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)
Colorado Health Facilities Authority, Revenue Bonds, Series 1995 (Covenant Retirement Communities,             A-    1,832,420
 Inc.), 5.650%, 12/01/04
Colorado Health Facilities Authority, Hospital Revenue Bonds (Parkview Medical Center, Inc
Project), Series 2001:
  5.300%, 9/01/07                                                                                          Baa1      689,020
  5.400%, 9/01/08                                                                                          Baa1      720,160
  5.500%, 9/01/09                                                                                          Baa1      871,093

----
40

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Colorado (continued)
    $  1,515 Colorado Housing and Finance Authority, Single Family Housing Revenue Refunding Bonds,
              1991 Series A, 0.000%, 11/01/01
       6,475 City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996A, 5.750%, 11/15/04
              (Alternative Minimum Tax)
       5,000 City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996C, 5.375%, 11/15/07
              (Alternative Minimum Tax)
         865 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,
              6.750%, 5/01/06 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.8%
       1,000 City of Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 1996A, 6.000%, 9/01/05
       1,100 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac
              College Issue, Series D, 5.625%, 7/01/03
       1,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for
              Special Care Issue, Series B, 5.125%, 7/01/07
             Connecticut Development Authority, First Mortgage Gross Revenue Health Care Project Refunding Bonds
             (Church Homes, Inc. - Congregational Avery Heights Project), 1997 Series:
         680   5.100%, 4/01/04
         900   5.200%, 4/01/05
         935   5.300%, 4/01/06
         205 City of New Haven, Connecticut, General Obligation Bonds, Issue of 1992, 9.250%, 3/01/02
       3,000 Housing Authority of the City of Stamford, Connecticut, Multifamily Housing Revenue Refunding Bonds
              (The Fairfield Apartments Project), Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08)
----------------------------------------------------------------------------------------------------------------------
             Delaware - 0.9%
       2,000 The Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva
              Power and Light Company Project), Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)
       2,155 The Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva
              Power and Light Company Project), Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax)
              (Optional put 7/01/10)
----------------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.6%
       7,090 District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
              Bonds, Series 2001, 6.000%, 5/15/11
----------------------------------------------------------------------------------------------------------------------
             Florida - 1.4%
       4,940 Housing Finance Authority of Polk County, Florida, Multifamily Housing Revenue Bonds (Winter Oaks
              Apartments Project), Series 1997A, 5.250%, 7/01/22 (Mandatory put 7/01/07)
       1,500 Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,
              Inc. Project), Series 1995A, 7.300%, 5/01/04 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Georgia - 0.7%
       3,000 City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 6.500%, 1/01/06
----------------------------------------------------------------------------------------------------------------------
             Illinois - 5.0%
       6,645 Buffalo Grove Park District, Lake and Cook Counties, Illinois, Installment Contract Certificates
              (Limited Tax), Series 1999, 5.400%, 12/30/04
       1,315 Village of Channahon, Illinois, Revenue Refunding Bonds, Series 1999 (Morris Hospital), 5.000%, 12/01/04
       5,000 City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2001A, 5.500%, 1/01/10
       5,000 City of Chicago, Illinois, O'Hare International Airport Special Facility Revenue Bonds (United Air
              Lines, Inc. Project), Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/07)
         200 Illinois Health Facilities Authority, Revenue Bonds, Series 1996 (Mercy Hospital and Medical Center
              Project), 5.600%, 1/01/02

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Colorado (continued)
Colorado Housing and Finance Authority, Single Family Housing Revenue Refunding Bonds,                    No Opt. Call       Aa1
 1991 Series A, 0.000%, 11/01/01
City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996A, 5.750%, 11/15/04         No Opt. Call       AAA
 (Alternative Minimum Tax)
City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996C, 5.375%, 11/15/07         11/06 at 101       AAA
 (Alternative Minimum Tax)
Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,     No Opt. Call       N/R
 6.750%, 5/01/06 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.8%
City of Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 1996A, 6.000%, 9/01/05        No Opt. Call       AAA
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac               No Opt. Call       BBB
 College Issue, Series D, 5.625%, 7/01/03
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for             No Opt. Call       BBB
 Special Care Issue, Series B, 5.125%, 7/01/07
Connecticut Development Authority, First Mortgage Gross Revenue Health Care Project Refunding Bonds
(Church Homes, Inc. - Congregational Avery Heights Project), 1997 Series:
  5.100%, 4/01/04                                                                                       No Opt. Call       BBB
  5.200%, 4/01/05                                                                                       No Opt. Call       BBB
  5.300%, 4/01/06                                                                                       No Opt. Call       BBB
City of New Haven, Connecticut, General Obligation Bonds, Issue of 1992, 9.250%, 3/01/02                  No Opt. Call       AAA
Housing Authority of the City of Stamford, Connecticut, Multifamily Housing Revenue Refunding Bonds       No Opt. Call        A3
 (The Fairfield Apartments Project), Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08)
---------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.9%
The Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva          No Opt. Call        A-
 Power and Light Company Project), Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)
The Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva          No Opt. Call        A-
 Power and Light Company Project), Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax)
 (Optional put 7/01/10)
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 1.6%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed            No Opt. Call        A1
 Bonds, Series 2001, 6.000%, 5/15/11
---------------------------------------------------------------------------------------------------------------------------------
Florida - 1.4%
Housing Finance Authority of Polk County, Florida, Multifamily Housing Revenue Bonds (Winter Oaks          7/05 at 101       AAA
 Apartments Project), Series 1997A, 5.250%, 7/01/22 (Mandatory put 7/01/07)
Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,      No Opt. Call       N/R
 Inc. Project), Series 1995A, 7.300%, 5/01/04 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.7%
City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 6.500%, 1/01/06        No Opt. Call       AAA
---------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.0%
Buffalo Grove Park District, Lake and Cook Counties, Illinois, Installment Contract Certificates          11/01 at 100       N/R
 (Limited Tax), Series 1999, 5.400%, 12/30/04
Village of Channahon, Illinois, Revenue Refunding Bonds, Series 1999 (Morris Hospital), 5.000%, 12/01/04  No Opt. Call      BBB+
City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2001A, 5.500%, 1/01/10  No Opt. Call       AAA
City of Chicago, Illinois, O'Hare International Airport Special Facility Revenue Bonds (United Air        No Opt. Call        B2
 Lines, Inc. Project), Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/07)
Illinois Health Facilities Authority, Revenue Bonds, Series 1996 (Mercy Hospital and Medical Center       No Opt. Call        B2
 Project), 5.600%, 1/01/02

                                                                                                               Market
Description                                                                                                     Value
----------------------------------------------------------------------------------------------------------------------
Colorado (continued)
Colorado Housing and Finance Authority, Single Family Housing Revenue Refunding Bonds,                   $  1,515,000
 1991 Series A, 0.000%, 11/01/01
City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996A, 5.750%, 11/15/04           6,962,050
 (Alternative Minimum Tax)
City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996C, 5.375%, 11/15/07           5,376,700
 (Alternative Minimum Tax)
Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,         865,363
 6.750%, 5/01/06 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Connecticut - 1.8%
City of Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 1996A, 6.000%, 9/01/05          1,108,010
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac                 1,135,211
 College Issue, Series D, 5.625%, 7/01/03
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for               1,016,390
 Special Care Issue, Series B, 5.125%, 7/01/07
Connecticut Development Authority, First Mortgage Gross Revenue Health Care Project Refunding Bonds
(Church Homes, Inc. - Congregational Avery Heights Project), 1997 Series:
  5.100%, 4/01/04                                                                                           689,670
  5.200%, 4/01/05                                                                                           912,852
  5.300%, 4/01/06                                                                                           945,397
City of New Haven, Connecticut, General Obligation Bonds, Issue of 1992, 9.250%, 3/01/02                      209,475
Housing Authority of the City of Stamford, Connecticut, Multifamily Housing Revenue Refunding Bonds         3,001,680
 (The Fairfield Apartments Project), Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08)
----------------------------------------------------------------------------------------------------------------------
Delaware - 0.9%
The Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva            2,178,780
 Power and Light Company Project), Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)
The Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds (Delmarva            2,290,528
 Power and Light Company Project), Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax)
 (Optional put 7/01/10)
----------------------------------------------------------------------------------------------------------------------
District of Columbia - 1.6%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed              7,715,054
 Bonds, Series 2001, 6.000%, 5/15/11
----------------------------------------------------------------------------------------------------------------------
Florida - 1.4%
Housing Finance Authority of Polk County, Florida, Multifamily Housing Revenue Bonds (Winter Oaks           5,081,531
 Apartments Project), Series 1997A, 5.250%, 7/01/22 (Mandatory put 7/01/07)
Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,        1,522,980
 Inc. Project), Series 1995A, 7.300%, 5/01/04 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Georgia - 0.7%
City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 6.500%, 1/01/06          3,367,590
----------------------------------------------------------------------------------------------------------------------
Illinois - 5.0%
Buffalo Grove Park District, Lake and Cook Counties, Illinois, Installment Contract Certificates            6,653,107
 (Limited Tax), Series 1999, 5.400%, 12/30/04
Village of Channahon, Illinois, Revenue Refunding Bonds, Series 1999 (Morris Hospital), 5.000%, 12/01/04    1,344,548
City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2001A, 5.500%, 1/01/10    5,538,050
City of Chicago, Illinois, O'Hare International Airport Special Facility Revenue Bonds (United Air          3,955,000
 Lines, Inc. Project), Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/07)
Illinois Health Facilities Authority, Revenue Bonds, Series 1996 (Mercy Hospital and Medical Center           193,578
 Project), 5.600%, 1/01/02

----
41

Portfolio of Investment (Unaudited)
Nuveen Limited Term Municipal Bond Fund (continued)
October 31, 2001


   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Illinois (continued)
    $  1,500 Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B (Sarah Bush Lincoln       No Opt. Call
              Health Center), 5.500%, 2/15/06
       2,000 Illinois Health Facilities Authority, Revenue Bonds (Loyola University Health System), Series 2001A,  No Opt. Call
              5.750%, 7/01/11
       3,000 State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1992, 6.200%, 10/01/04     10/02 at 102
--------------------------------------------------------------------------------------------------------------------------------
             Indiana - 1.2%
             City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998 (Greencroft Obligated Group):
         715   5.150%, 8/15/05                                                                                     No Opt. Call
         790   5.250%, 8/15/07                                                                                     No Opt. Call
         680   5.300%, 8/15/08                                                                                     No Opt. Call
         775   5.350%, 8/15/09                                                                                      8/08 at 101
             Hendricks County Redevelopment Authority, Indiana Bond Bank, Indiana, Special Program Bonds,
             Series 1997B (Pittboro Project):
       1,525   5.250%, 2/01/03                                                                                     No Opt. Call
       1,075   5.400%, 2/01/04                                                                                     No Opt. Call
--------------------------------------------------------------------------------------------------------------------------------
             Kentucky - 8.1%
       7,500 City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds (Ashland, Inc. Project),         No Opt. Call
              Series 1999, 5.700%, 11/01/09
       3,180 County of Christian, Kentucky, Hospital Revenue and Refunding Bonds, Series 1997A (Jennie Stuart      No Opt. Call
              Medical Center), 5.500%, 7/01/06
             City of Jeffersontown, Kentucky, Public Projects Refunding and Improvements, Certificates of
             Participation:
         235  4.650%, 11/01/02                                                                                     No Opt. Call
         370  4.750%, 11/01/03                                                                                     No Opt. Call
       1,330 Kentucky Development Finance Authority, Sisters of Charity of Nazareth Health Corporation, Revenue    No Opt. Call
              Refunding Bonds, Series 1991, 6.000%, 11/01/01
             Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement
             Revenue Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project):
       2,670  5.300%, 10/01/05                                                                                     No Opt. Call
       1,315  5.400%, 10/01/06                                                                                     No Opt. Call
       1,455 Kentucky Higher Education Student Loan Corporation, Insured Student Loan Revenue Bonds,               No Opt. Call
              1991 Series B, 6.800%, 6/01/03 (Alternative Minimum Tax)
             Kentucky Infrastructure Authority, Governmental Agencies Program Revenue and Revenue Refunding
             Bonds, 1995 Series H:
       1,945   5.300%, 8/01/03                                                                                     No Opt. Call
       1,000   5.500%, 8/01/05                                                                                     No Opt. Call
       1,000 The Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1985 Series A,    No Opt. Call
              9.625%, 7/01/05
       1,535 Regional Airport Authority of Louisville and Jefferson County, Kentucky, Airport System Revenue       No Opt. Call
              Bonds, 1997 Series A, 5.750%, 7/01/02 (Alternative Minimum Tax)
       1,870 Regional Airport Authority of Louisville and Jefferson County, Kentucky, Special Facilities Revenue   No Opt. Call
              Bonds, 1999 Series A (Airis Louisville, L.L.C. Project), 5.000%, 3/01/09
       3,125 Mount Sterling, Kentucky, Lease Revenue Bonds (Kentucky League of Cities Funding Program),            No Opt. Call
              Series 1993A, 5.625%, 3/01/03
      10,800 City of Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1993A, 0.000%,     No Opt. Call
              1/01/04 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
             Louisiana - 1.8%
       6,000 Parish of East Baton Rouge, State of Louisiana, Pollution Control Refunding Revenue Bonds (Hoechst    No Opt. Call
              Celanese Corporation Project), Series 1993, 5.400%, 12/01/02

                                                                                                                     Market
Description                                                                                          Ratings**        Value
----------------------------------------------------------------------------------------------------------------------------
Illinois (continued)
Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B (Sarah Bush Lincoln             A- $  1,574,805
 Health Center), 5.500%, 2/15/06
Illinois Health Facilities Authority, Revenue Bonds (Loyola University Health System), Series 2001A,        A3    2,123,960
 5.750%, 7/01/11
State of Illinois, Full Faith and Credit, General Obligation Bonds, Series 1992, 6.200%, 10/01/04           AA    3,160,890
----------------------------------------------------------------------------------------------------------------------------
Indiana - 1.2%
City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998 (Greencroft Obligated Group):
  5.150%, 8/15/05                                                                                        N/R      716,573
  5.250%, 8/15/07                                                                                        N/R      780,022
  5.300%, 8/15/08                                                                                        N/R      664,836
  5.350%, 8/15/09                                                                                        N/R      750,208
Hendricks County Redevelopment Authority, Indiana Bond Bank, Indiana, Special Program Bonds,
Series 1997B (Pittboro Project):
  5.250%, 2/01/03                                                                                        AA-    1,574,990
  5.400%, 2/01/04                                                                                        AA-    1,131,513
----------------------------------------------------------------------------------------------------------------------------
Kentucky - 8.1%
City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds (Ashland, Inc. Project),             Baa2    8,036,625
 Series 1999, 5.700%, 11/01/09
County of Christian, Kentucky, Hospital Revenue and Refunding Bonds, Series 1997A (Jennie Stuart           A--    3,360,942
 Medical Center), 5.500%, 7/01/06
City of Jeffersontown, Kentucky, Public Projects Refunding and Improvements, Certificates of
Participation:
 4.650%, 11/01/02                                                                                          A3      239,923
 4.750%, 11/01/03                                                                                          A3      384,193
Kentucky Development Finance Authority, Sisters of Charity of Nazareth Health Corporation, Revenue       A1***    1,330,000
 Refunding Bonds, Series 1991, 6.000%, 11/01/01
Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement
Revenue Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project):
 5.300%, 10/01/05                                                                                         BB-    2,520,133
 5.400%, 10/01/06                                                                                         BB-    1,220,399
Kentucky Higher Education Student Loan Corporation, Insured Student Loan Revenue Bonds,                    Aaa    1,535,883
 1991 Series B, 6.800%, 6/01/03 (Alternative Minimum Tax)
Kentucky Infrastructure Authority, Governmental Agencies Program Revenue and Revenue Refunding
Bonds, 1995 Series H:
  5.300%, 8/01/03                                                                                        AA-    2,042,911
  5.500%, 8/01/05                                                                                        AA-    1,088,920
The Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1985 Series A,         Aa3    1,223,230
 9.625%, 7/01/05
Regional Airport Authority of Louisville and Jefferson County, Kentucky, Airport System Revenue            AAA    1,567,772
 Bonds, 1997 Series A, 5.750%, 7/01/02 (Alternative Minimum Tax)
Regional Airport Authority of Louisville and Jefferson County, Kentucky, Special Facilities Revenue       Baa3    1,765,504
 Bonds, 1999 Series A (Airis Louisville, L.L.C. Project), 5.000%, 3/01/09
Mount Sterling, Kentucky, Lease Revenue Bonds (Kentucky League of Cities Funding Program),                 Aa3    3,247,344
 Series 1993A, 5.625%, 3/01/03
City of Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1993A, 0.000%,          AAA   10,164,204
 1/01/04 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.8%
Parish of East Baton Rouge, State of Louisiana, Pollution Control Refunding Revenue Bonds (Hoechst         BBB    6,153,900
 Celanese Corporation Project), Series 1993, 5.400%, 12/01/02


----
42

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Louisiana (continued)
    $    265 Louisiana Public Facilities Authority, Hospital Revenue Bonds (Woman's Hospital Foundation Project), No Opt. Call
              Series 1992, 6.750%, 10/01/02
       2,500 Louisiana Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds (LOOP, Inc. Project),  No Opt. Call
              First Stage Series 1992B, 6.100%, 9/01/02
--------------------------------------------------------------------------------------------------------------------------------
             Maine - 0.2%
         845 Maine Educational Loan Marketing Corporation, Student Loan Revenue Refunding Bonds, Subordinate       5/02 at 101
              Series 1992A-2, 6.600%, 5/01/05 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
             Maryland - 1.3%
             Maryland Energy Financing Administration, Limited Obligation Solid Waste Disposal Revenue Bonds
             (Wheelabrator Water Technologies Baltimore LLC Projects), 1996 Series:
      2,280    5.650%, 12/01/03 (Alternative Minimum Tax)                                                         No Opt. Call
      1,000    5.850%, 12/01/05 (Alternative Minimum Tax)                                                         No Opt. Call
      2,400  Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Refunding Bonds (Southwest    No Opt. Call
              Resource Recovery Facility), Series 1993, 7.150%, 1/01/04
--------------------------------------------------------------------------------------------------------------------------------
             Massachusetts - 1.7%
      1,950  Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue E, Series 1995,   No Opt. Call
              5.700%, 7/01/04 (Alternative Minimum Tax)
             Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue E, Series 1997B:
      1,710    5.250%, 7/01/06 (Alternative Minimum Tax)                                                          No Opt. Call
      2,415    5.350%, 7/01/07 (Alternative Minimum Tax)                                                           7/06 at 102
        700  Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System No Opt. Call
              Issue, Series B, 5.000%, 7/01/09
        600  City of New Bedford, Massachusetts, General Obligation Landfill Closure Bonds, Series 1993,
              5.500%, 3/01/02                                                                                     No Opt. Call
        250  City of Springfield, Massachusetts, General Obligation School Project Loan, Act of 1948 Bonds,       No Opt. Call
              Series B, 6.100%, 9/01/02
--------------------------------------------------------------------------------------------------------------------------------
             Michigan - 3.1%
      2,980  City of Detroit, Michigan, Convention Facility Limited Tax Revenue Refunding Bonds (Cobo Hall        No Opt. Call
              Expansion Project), Series 1993, 5.250%, 9/30/06
      2,797  Michigan State Hospital Finance Authority, Detroit Medical Center Collateralized Loan, Series 2001,  No Opt. Call
              7.360%, 4/01/07
             Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1995 Series B:
      3,085    5.450%, 4/01/05                                                                                    No Opt. Call
      3,325    5.450%, 10/01/05                                                                                    6/05 at 102
      2,165  Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds (NOMC Obligated       No Opt. Call
              Group), Series 1993, 5.800%, 8/01/03
--------------------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.7%
      5,000  Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3,     No Opt. Call
              5.450%, 3/01/10 (Alternative Minimum Tax)
             Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Series 1995
             (Mississippi Baptist Medical Center):
      1,690    5.350%, 5/01/03                                                                                    No Opt. Call
      1,000    5.400%, 5/01/04                                                                                    No Opt. Call

                                                                                                                     Market
Description                                                                                          Ratings**        Value
----------------------------------------------------------------------------------------------------------------------------
Louisiana (continued)
Louisiana Public Facilities Authority, Hospital Revenue Bonds (Woman's Hospital Foundation Project),     A2*** $    276,011
 Series 1992, 6.750%, 10/01/02
Louisiana Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds (LOOP, Inc. Project),       A       2,578,450
 First Stage Series 1992B, 6.100%, 9/01/02
----------------------------------------------------------------------------------------------------------------------------
Maine - 0.2%
Maine Educational Loan Marketing Corporation, Student Loan Revenue Refunding Bonds, Subordinate          A2         861,858
 Series 1992A-2, 6.600%, 5/01/05 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Maryland - 1.3%
Maryland Energy Financing Administration, Limited Obligation Solid Waste Disposal Revenue Bonds
(Wheelabrator Water Technologies Baltimore LLC Projects), 1996 Series:
  5.650%, 12/01/03 (Alternative Minimum Tax)                                                           A-       2,400,361
  5.850%, 12/01/05 (Alternative Minimum Tax)                                                           A-       1,082,130
Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Refunding Bonds (Southwest       AAA       2,624,880
 Resource Recovery Facility), Series 1993, 7.150%, 1/01/04
----------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.7%
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue E, Series 1995,      AAA       2,069,048
 5.700%, 7/01/04 (Alternative Minimum Tax)
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue E, Series 1997B:
  5.250%, 7/01/06 (Alternative Minimum Tax)                                                           AAA       1,841,157
  5.350%, 7/01/07 (Alternative Minimum Tax)                                                           AAA       2,614,962
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System    AA-         736,575
 Issue, Series B, 5.000%, 7/01/09
City of New Bedford, Massachusetts, General Obligation Landfill Closure Bonds, Series 1993,
 5.500%, 3/01/02                                                                                       Baa2         605,814
City of Springfield, Massachusetts, General Obligation School Project Loan, Act of 1948 Bonds,         Baa3         257,063
 Series B, 6.100%, 9/01/02
----------------------------------------------------------------------------------------------------------------------------
Michigan - 3.1%
City of Detroit, Michigan, Convention Facility Limited Tax Revenue Refunding Bonds (Cobo Hall           AAA       3,255,084
 Expansion Project), Series 1993, 5.250%, 9/30/06
Michigan State Hospital Finance Authority, Detroit Medical Center Collateralized Loan, Series 2001,    Baa2       2,839,998
 7.360%, 4/01/07
Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1995 Series B:
  5.450%, 4/01/05                                                                                     AAA       3,285,648
  5.450%, 10/01/05                                                                                    AAA       3,570,851
Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds (NOMC Obligated         BBB-       2,131,313
 Group), Series 1993, 5.800%, 8/01/03
----------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.7%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3,         A2       5,294,650
 5.450%, 3/01/10 (Alternative Minimum Tax)
Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Series 1995
(Mississippi Baptist Medical Center):
  5.350%, 5/01/03                                                                                     AAA       1,763,143
  5.400%, 5/01/04                                                                                     AAA       1,061,980

----
43

Portfolio of Investments (Unaudited)
Nuveen Limited Term Municipal Bond Fund (continued)
October 31, 2001

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Missouri - 2.0%
             Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds
             (Lutheran Senior Services), Series 1997:
     $  500    5.200%, 2/01/04                                                                                       No Opt. Call
        600    5.300%, 2/01/05                                                                                       No Opt. Call
        600    5.400%, 2/01/06                                                                                       No Opt. Call
        700    5.500%, 2/01/07                                                                                       No Opt. Call
      4,000  The Industrial Development Authority of the County of St. Louis, Missouri, Multifamily Housing Revenue  No Opt. Call
              Refunding Bonds (Equity Residential/Pinetree Apartments), Series 1999A, 5.200%, 11/15/29
              (Mandatory put 11/15/04)
      3,285  The City of St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000 (Lambert-St. Louis   1/03 at 101
              International Airport Project), 6.000%, 1/01/08
----------------------------------------------------------------------------------------------------------------------------------
             Montana - 0.6%
      3,000  City of Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds (Portland           No Opt. Call
              General Electric Company Projects), Series 1998B, 4.750%, 5/01/33 (Alternative Minimum Tax)
              (Mandatory put 5/01/03)
----------------------------------------------------------------------------------------------------------------------------------
             Nebraska - 1.0%
      5,000  Energy America, Nebraska, Natural Gas Revenue Bonds (Nebraska Public Gas Agency Project),               No Opt. Call
              Series 1998B, 5.450%, 4/15/08
----------------------------------------------------------------------------------------------------------------------------------
             Nevada - 0.5%
       2,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/10/09        No Opt. Call
----------------------------------------------------------------------------------------------------------------------------------
             New Jersey - 5.3%
             Higher Education Student Assistance Authority of the State of New Jersey, Student Loan Revenue
             Bonds, 2000 Series A:
      5,000    5.750%, 6/01/09 (Alternative Minimum Tax)                                                             No Opt. Call
      4,480    5.800%, 6/01/10 (Alternative Minimum Tax)                                                             No Opt. Call
      4,930    5.900%, 6/01/11 (Alternative Minimum Tax)                                                             12/10 at 100
             New Jersey Health Care Facilities Financing Authority, Bayonne Hospital Obligated Group,
             Revenue Bonds, Series 1994:
        120    5.900%, 7/01/02                                                                                       No Opt. Call
        670    5.900%, 7/01/02                                                                                       No Opt. Call
      2,650  New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service           No Opt. Call
              Issue, Series 1995B, 5.500%, 5/15/05
      1,165  New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue,      No Opt. Call
              1992 Series A, 6.300%, 7/01/02
        550  New Jersey Educational Facilities Authority, Revenue Bonds, St. Peters College Issue,                   No Opt. Call
              1998 Series B, 5.000%, 7/01/08
      4,420  New Jersey Housing and Mortgage Finance Agency, Section 8 Bonds, 1991 Series A, 6.850%, 11/01/06        11/01 at 102
----------------------------------------------------------------------------------------------------------------------------------
             New Mexico - 2.6%
      2,055  New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Refunding Bonds (Hunter's Ridge      No Opt. Call
              Apartments), 2001 Series A, 5.000%, 7/01/31 (Mandatory put 7/01/11)
      2,000  New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Refunding Bonds (Sombra del Oso      No Opt. Call
              Apartments), 2001 Series B, 5.000%, 7/01/31 (Mandatory put 7/01/11)
             New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Presbyterian Healthcare
             Services), Series 2001A:
      3,910    4.800%, 8/01/10                                                                                       No Opt. Call
      4,105    4.900%, 8/01/11                                                                                       No Opt. Call

                                                                                                                     Market
Description                                                                                            Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------
Missouri - 2.0%
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds
(Lutheran Senior Services), Series 1997:
  5.200%, 2/01/04                                                                                          N/R $  513,320
  5.300%, 2/01/05                                                                                          N/R    619,482
  5.400%, 2/01/06                                                                                          N/R    620,304
  5.500%, 2/01/07                                                                                          N/R    727,412
The Industrial Development Authority of the County of St. Louis, Missouri, Multifamily Housing Revenue        A3  4,053,680
 Refunding Bonds (Equity Residential/Pinetree Apartments), Series 1999A, 5.200%, 11/15/29
 (Mandatory put 11/15/04)
The City of St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000 (Lambert-St. Louis      BBB-  3,372,480
 International Airport Project), 6.000%, 1/01/08
----------------------------------------------------------------------------------------------------------------------------
Montana - 0.6%
City of Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds (Portland                 A-  3,076,890
 General Electric Company Projects), Series 1998B, 4.750%, 5/01/33 (Alternative Minimum Tax)
 (Mandatory put 5/01/03)
----------------------------------------------------------------------------------------------------------------------------
Nebraska - 1.0%
Energy America, Nebraska, Natural Gas Revenue Bonds (Nebraska Public Gas Agency Project),                    N/R  4,969,000
 Series 1998B, 5.450%, 4/15/08
----------------------------------------------------------------------------------------------------------------------------
Nevada - 0.5%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/10/09             AAA  2,215,080
----------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.3%
Higher Education Student Assistance Authority of the State of New Jersey, Student Loan Revenue
Bonds, 2000 Series A:
  5.750%, 6/01/09 (Alternative Minimum Tax)                                                                AAA  5,550,050
  5.800%, 6/01/10 (Alternative Minimum Tax)                                                                AAA  5,007,654
  5.900%, 6/01/11 (Alternative Minimum Tax)                                                                AAA  5,541,813
New Jersey Health Care Facilities Financing Authority, Bayonne Hospital Obligated Group,
Revenue Bonds, Series 1994:
  5.900%, 7/01/02                                                                                          AAA    123,060
  5.900%, 7/01/02                                                                                          AAA    686,857
New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service                AAA  2,873,157
 Issue, Series 1995B, 5.500%, 5/15/05
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue,             A  1,194,906
 1992 Series A, 6.300%, 7/01/02
New Jersey Educational Facilities Authority, Revenue Bonds, St. Peters College Issue,                        BBB    574,382
 1998 Series B, 5.000%, 7/01/08
New Jersey Housing and Mortgage Finance Agency, Section 8 Bonds, 1991 Series A, 6.850%, 11/01/06             AA-  4,514,279
----------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.6%
New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Refunding Bonds (Hunter's Ridge           Aaa  2,139,604
 Apartments), 2001 Series A, 5.000%, 7/01/31 (Mandatory put 7/01/11)
New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Refunding Bonds (Sombra del Oso           Aaa  2,082,340
 Apartments), 2001 Series B, 5.000%, 7/01/31 (Mandatory put 7/01/11)
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Presbyterian Healthcare
Services), Series 2001A:
  4.800%, 8/01/10                                                                                           A1  4,040,985
  4.900%, 8/01/11                                                                                           A1  4,254,504

----
44

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             New York - 13.4%
             Albany Housing Authority, City of Albany, New York, Limited Obligation Bonds, Series 1995:
   $    700   5.250%, 10/01/02                                                                                       No Opt. Call
        750    5.400%, 10/01/03                                                                                      No Opt. Call
        750    5.500%, 10/01/04                                                                                      No Opt. Call
      1,000    5.600%, 10/01/05                                                                                      No Opt. Call
        500    5.700%, 10/01/06                                                                                      10/05 at 102
        700   5.850%, 10/01/07                                                                                       10/05 at 102
        750  City of Jamestown, Chautauqua County, New York, Public Improvement Bonds (Serial), 1991 Series A,       No Opt. Call
              7.000%, 3/15/05
      1,000  Metropolitan Transportation Authority, New York, Transit Facilities Service Contract Bonds, Series N,   No Opt. Call
              6.625%, 7/01/02
      4,325  County of Nassau, New York, General Obligations, Serial General Improvement Bonds, Series F ,           No Opt. Call
              7.000%, 3/01/03
      1,000  The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series E, 6.500%, 2/15/04         No Opt. Call
             The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G:
      3,000    5.700%, 2/01/03                                                                                       No Opt. Call
        500    5.750%, 2/01/06                                                                                       No Opt. Call
      2,800  The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series I, 6.500%, 3/15/06         No Opt. Call
      3,000  The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series H, 5.400%, 8/01/04         No Opt. Call
      5,000  The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 5.625%, 4/15/05         No Opt. Call
      2,000  Dormitory Authority of the State of New York, State University Educational Facilities Revenue           No Opt. Call
              Bonds, Series 1995A, 6.500%, 5/15/05
      1,000  Dormitory Authority of the State of New York, NYACK Hospital Revenue Bonds, Series 1996, 6.000%,         7/06 at 102
              7/01/06, 3/01/03
      3,315  Dormitory Authority of the State of New York, City University System Consolidated Third General         No Opt. Call
              Resolution Bonds, 1996 Series 2, 6.000%, 7/01/04
             Dormitory Authority of the State of New York, State University Educational Facilities, Revenue
             Bonds, Series 1990B:
       1,805   7.500%, 5/15/11                                                                                       No Opt. Call
       3,750   7.500%, 5/15/11                                                                                       No Opt. Call
       5,000 New York State Housing Finance Agency, New York City, Health Facilities Revenue Bonds,                  No Opt. Call
              1996 Series A Refunding, 5.875%, 5/01/04
       1,265 New York State Urban Development Corporation, Project Revenue Bonds (Center for Industrial              No Opt. Call
              Innovation), 1995 Refunding Series, 6.250%, 1/01/05
       1,000 New York State Urban Development Corporation, Correctional Capital Facilities Revenue Bonds,            No Opt. Call
              1993 Refunding Series, 5.250%, 1/01/02
       3,700 The Port Authority of New York and New Jersey, Special Project Bonds, Series 4 (KIAC Partners           No Opt. Call
              Project), 7.000%, 10/01/07 (Alternative Minimum Tax)
       3,035 The Port Authority of New York and New Jersey, Special Project Bonds, Series 6 (JFK International       No Opt. Call
              Air Terminal LLC Project), 6.000%, 12/01/05 (Alternative Minimum Tax)
       1,400 Suffolk County Industrial Development Agency, New York, 1998 Industrial Development Revenue Bonds       No Opt. Call
              (Nissequogue Cogen Partners Facility), 4.875%, 1/01/08 (Alternative Minimum Tax)
       7,265 Suffolk County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds     No Opt. Call
              (Ogden Martin Systems of Huntington - Limited Partnership Resource Recovery Facility), Series 1999,
              5.950%, 10/01/09 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             North Carolina - 1.2%
       5,475 North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,                          1/03 at 102
              Series 1992, 6.000%, 1/01/05

                                                                                                                       Market
Description                                                                                            Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------
New York - 13.4%
Albany Housing Authority, City of Albany, New York, Limited Obligation Bonds, Series 1995:
 5.250%, 10/01/02                                                                                          Baa1 $    717,353
  5.400%, 10/01/03                                                                                        Baa1      786,338
  5.500%, 10/01/04                                                                                        Baa1      800,130
  5.600%, 10/01/05                                                                                        Baa1    1,080,960
  5.700%, 10/01/06                                                                                        Baa1      546,890
 5.850%, 10/01/07                                                                                           Baa1      761,866
City of Jamestown, Chautauqua County, New York, Public Improvement Bonds (Serial), 1991 Series A,           Baa3      829,373
 7.000%, 3/15/05
Metropolitan Transportation Authority, New York, Transit Facilities Service Contract Bonds, Series N,        AA-    1,030,030
 6.625%, 7/01/02
County of Nassau, New York, General Obligations, Serial General Improvement Bonds, Series F ,               BBB-    4,550,333
 7.000%, 3/01/03
The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series E, 6.500%, 2/15/04                A    1,077,610
The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G:
  5.700%, 2/01/03                                                                                            A    3,114,840
  5.750%, 2/01/06                                                                                            A      545,795
The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series I, 6.500%, 3/15/06                A    3,141,880
The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series H, 5.400%, 8/01/04                A    3,195,510
The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 5.625%, 4/15/05                A    5,392,750
Dormitory Authority of the State of New York, State University Educational Facilities Revenue                AA-    2,225,860
 Bonds, Series 1995A, 6.500%, 5/15/05
Dormitory Authority of the State of New York, NYACK Hospital Revenue Bonds, Series 1996, 6.000%,             Ba3      968,740
 7/01/06, 3/01/03
Dormitory Authority of the State of New York, City University System Consolidated Third General              AA-    3,584,277
 Resolution Bonds, 1996 Series 2, 6.000%, 7/01/04
Dormitory Authority of the State of New York, State University Educational Facilities, Revenue
Bonds, Series 1990B:
  7.500%, 5/15/11                                                                                       AA-***    2,302,855
  7.500%, 5/15/11                                                                                          AA-    4,545,788
New York State Housing Finance Agency, New York City, Health Facilities Revenue Bonds,                         A    5,343,900
 1996 Series A Refunding, 5.875%, 5/01/04
New York State Urban Development Corporation, Project Revenue Bonds (Center for Industrial                   AA-    1,383,240
 Innovation), 1995 Refunding Series, 6.250%, 1/01/05
New York State Urban Development Corporation, Correctional Capital Facilities Revenue Bonds,                 AA-    1,004,990
 1993 Refunding Series, 5.250%, 1/01/02
The Port Authority of New York and New Jersey, Special Project Bonds, Series 4 (KIAC Partners                N/R    3,923,258
 Project), 7.000%, 10/01/07 (Alternative Minimum Tax)
The Port Authority of New York and New Jersey, Special Project Bonds, Series 6 (JFK International            AAA    3,343,720
 Air Terminal LLC Project), 6.000%, 12/01/05 (Alternative Minimum Tax)
Suffolk County Industrial Development Agency, New York, 1998 Industrial Development Revenue Bonds            N/R    1,415,512
 (Nissequogue Cogen Partners Facility), 4.875%, 1/01/08 (Alternative Minimum Tax)
Suffolk County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds          AAA    8,244,831
 (Ogden Martin Systems of Huntington - Limited Partnership Resource Recovery Facility), Series 1999,
 5.950%, 10/01/09 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.2%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,                             BBB+    5,727,890
 Series 1992, 6.000%, 1/01/05

----
45

Portfolio of Investments (Unaudited)
Nuveen Limited Term Municipal Bond Fund (continued)
October 31, 2001

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Ohio - 6.5%
  $    6,745 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,
              Series 1998A (Summa Health System Project), 5.000%, 11/15/08
         680 City of Cambridge, Ohio, Hospital Revenue Refunding Bonds, Series 1991 (Guernsey Memorial Hospital
              Project), 7.850%, 12/01/01
             Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997
             (Rock and Roll Hall of Fame and Museum Project):
         850   5.000%, 12/01/01
       1,000   5.100%, 12/01/02
         750   5.350%, 12/01/04
         335   5.600%, 12/01/06
         735 County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series 1995,
              5.950%, 8/15/02
             County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1993 (Flower Hospital):
         370   5.800%, 12/01/01
         790   5.900%, 12/01/02
         435   6.000%, 12/01/03
       1,000 Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds (Upper Valley
              Medical Center), Series 1996C, 6.000%, 5/15/06
       6,610 Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%, 9/01/12
       3,825 State of Ohio, Elementary and Secondary Education Capital Facilities Bonds, Series 1995A,
              5.700%, 6/01/02
             County of Sandusky, Ohio, Hospital Facilities Revenue Refunding Bonds, Series 1998 (Memorial Hospital):
       1,030   4.600%, 1/01/02
       1,375   4.700%, 1/01/03
       1,460   4.800%, 1/01/04
       1,030   4.900%, 1/01/05
         830   5.000%, 1/01/06
         450   5.050%, 1/01/07
         720   5.100%, 1/01/09
---------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.6%
       3,120 Oklahoma Industries Authority, Hospital Revenue Bonds (Deaconess Health Care Corporation Project),
              Series 1997A, 5.250%, 10/01/07
       5,000 Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Refunding Series 2001A
              (American Airlines, Inc.), 5.375%, 12/01/35 (Mandatory put 12/01/06)
---------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 4.5%
      2,000  Allegheny County Airport Authority, Pennsylvania, Airport Revenue Refunding Bonds, Series 1999
              (Pittsburgh International Airport), 5.625%, 1/01/10 (Alternative Minimum Tax)
      2,865  Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Series 1993A (Mercy
              Health Corporation of Southeastern Pennsylvania Obligated Group), 6.000%, 11/15/07
              (Pre-refunded to 11/15/05)
             Delaware County Industrial Development Authority, Pennsylvania, Refunding Revenue Bonds,
             Series A 1997 (Resource Recovery Facility):
      4,000   6.000%, 1/01/03
      4,000   6.500%, 1/01/08
      2,500  Frazier School District, Fayette County, Pennsylvania, General Obligation Bonds, 4.800%, 8/15/03
        985  Redevelopment Authority of the City of Philadelphia, Pennsylvania, Multifamily Housing Mortgage
              Revenue Bonds, Series 1998A (Cricket Court Commons Project), 5.600%, 4/01/08
              (Alternative Minimum Tax)
             Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue
             Refunding Bonds (Pennsylvania Hospital), Series 1996:
      2,020   6.050%, 7/01/04
      2,000   6.150%, 7/01/05

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Ohio - 6.5%
Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,        No Opt. Call      Baa1
 Series 1998A (Summa Health System Project), 5.000%, 11/15/08
City of Cambridge, Ohio, Hospital Revenue Refunding Bonds, Series 1991 (Guernsey Memorial Hospital       No Opt. Call       BBB
 Project), 7.850%, 12/01/01
Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997
(Rock and Roll Hall of Fame and Museum Project):
  5.000%, 12/01/01                                                                                     No Opt. Call       N/R
  5.100%, 12/01/02                                                                                     No Opt. Call       N/R
  5.350%, 12/01/04                                                                                     No Opt. Call       N/R
  5.600%, 12/01/06                                                                                     No Opt. Call       N/R
County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series 1995,                   No Opt. Call       AAA
 5.950%, 8/15/02
County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1993 (Flower Hospital):
  5.800%, 12/01/01                                                                                     No Opt. Call    N/R***
  5.900%, 12/01/02                                                                                     No Opt. Call    N/R***
  6.000%, 12/01/03                                                                                     No Opt. Call    N/R***
Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds (Upper Valley            No Opt. Call      BBB+
 Medical Center), Series 1996C, 6.000%, 5/15/06
Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%, 9/01/12         9/11 at 100       AA-
State of Ohio, Elementary and Secondary Education Capital Facilities Bonds, Series 1995A,                No Opt. Call       AAA
 5.700%, 6/01/02
County of Sandusky, Ohio, Hospital Facilities Revenue Refunding Bonds, Series 1998 (Memorial Hospital):
  4.600%, 1/01/02                                                                                      No Opt. Call      BBB-
  4.700%, 1/01/03                                                                                      No Opt. Call      BBB-
  4.800%, 1/01/04                                                                                      No Opt. Call      BBB-
  4.900%, 1/01/05                                                                                      No Opt. Call      BBB-
  5.000%, 1/01/06                                                                                      No Opt. Call      BBB-
  5.050%, 1/01/07                                                                                      No Opt. Call      BBB-
  5.100%, 1/01/09                                                                                       1/08 at 102      BBB-
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.6%
Oklahoma Industries Authority, Hospital Revenue Bonds (Deaconess Health Care Corporation Project),       No Opt. Call       BBB
 Series 1997A, 5.250%, 10/01/07
Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Refunding Series 2001A           12/06 at 100        BB
 (American Airlines, Inc.), 5.375%, 12/01/35 (Mandatory put 12/01/06)
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.5%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Refunding Bonds, Series 1999          No Opt. Call      AAA
 (Pittsburgh International Airport), 5.625%, 1/01/10 (Alternative Minimum Tax)
Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Series 1993A (Mercy            11/05 at 100      Aaa
 Health Corporation of Southeastern Pennsylvania Obligated Group), 6.000%, 11/15/07
 (Pre-refunded to 11/15/05)
Delaware County Industrial Development Authority, Pennsylvania, Refunding Revenue Bonds,
Series A 1997 (Resource Recovery Facility):
 6.000%, 1/01/03                                                                                       No Opt. Call      BBB
 6.500%, 1/01/08                                                                                       No Opt. Call      BBB
Frazier School District, Fayette County, Pennsylvania, General Obligation Bonds, 4.800%, 8/15/03        No Opt. Call    SP-1+
Redevelopment Authority of the City of Philadelphia, Pennsylvania, Multifamily Housing Mortgage         No Opt. Call      N/R
 Revenue Bonds, Series 1998A (Cricket Court Commons Project), 5.600%, 4/01/08
 (Alternative Minimum Tax)
Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue
Refunding Bonds (Pennsylvania Hospital), Series 1996:
 6.050%, 7/01/04                                                                                       No Opt. Call  BBB+***
 6.150%, 7/01/05                                                                                       No Opt. Call  BBB+***

                                                                                                                Market
Description                                                                                                      Value
------------------------------------------------------------------------------------------------------------------------
Ohio - 6.5%
Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,       $    6,809,010
 Series 1998A (Summa Health System Project), 5.000%, 11/15/08
City of Cambridge, Ohio, Hospital Revenue Refunding Bonds, Series 1991 (Guernsey Memorial Hospital             682,278
 Project), 7.850%, 12/01/01
Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997
(Rock and Roll Hall of Fame and Museum Project):
  5.000%, 12/01/01                                                                                           851,241
  5.100%, 12/01/02                                                                                         1,017,780
  5.350%, 12/01/04                                                                                           782,363
  5.600%, 12/01/06                                                                                           355,231
County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series 1995,                         757,675
 5.950%, 8/15/02
County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1993 (Flower Hospital):
  5.800%, 12/01/01                                                                                           371,114
  5.900%, 12/01/02                                                                                           820,715
  6.000%, 12/01/03                                                                                           467,133
Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds (Upper Valley                1,059,300
 Medical Center), Series 1996C, 6.000%, 5/15/06
Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%, 9/01/12            7,073,163
State of Ohio, Elementary and Secondary Education Capital Facilities Bonds, Series 1995A,                    3,905,134
 5.700%, 6/01/02
County of Sandusky, Ohio, Hospital Facilities Revenue Refunding Bonds, Series 1998 (Memorial Hospital):
  4.600%, 1/01/02                                                                                          1,031,452
  4.700%, 1/01/03                                                                                          1,387,760
  4.800%, 1/01/04                                                                                          1,481,593
  4.900%, 1/01/05                                                                                          1,046,315
  5.000%, 1/01/06                                                                                            839,802
  5.050%, 1/01/07                                                                                            454,365
  5.100%, 1/01/09                                                                                            715,133
------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.6%
Oklahoma Industries Authority, Hospital Revenue Bonds (Deaconess Health Care Corporation Project),           3,180,341
 Series 1997A, 5.250%, 10/01/07
Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Refunding Series 2001A               4,583,050
 (American Airlines, Inc.), 5.375%, 12/01/35 (Mandatory put 12/01/06)
------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.5%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Refunding Bonds, Series 1999               2,174,300
 (Pittsburgh International Airport), 5.625%, 1/01/10 (Alternative Minimum Tax)
Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Series 1993A (Mercy                3,088,986
 Health Corporation of Southeastern Pennsylvania Obligated Group), 6.000%, 11/15/07
 (Pre-refunded to 11/15/05)
Delaware County Industrial Development Authority, Pennsylvania, Refunding Revenue Bonds,
Series A 1997 (Resource Recovery Facility):
 6.000%, 1/01/03                                                                                            4,082,240
 6.500%, 1/01/08                                                                                            4,343,400
Frazier School District, Fayette County, Pennsylvania, General Obligation Bonds, 4.800%, 8/15/03             2,533,250
Redevelopment Authority of the City of Philadelphia, Pennsylvania, Multifamily Housing Mortgage                961,153
 Revenue Bonds, Series 1998A (Cricket Court Commons Project), 5.600%, 4/01/08
 (Alternative Minimum Tax)
Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue
Refunding Bonds (Pennsylvania Hospital), Series 1996:
 6.050%, 7/01/04                                                                                            2,189,902
 6.150%, 7/01/05                                                                                            2,213,820

----
46

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)
  $     525  Westmoreland County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds,           No Opt. Call
              Series 1998 (Citizens General Hospital), 4.750%, 7/01/03
             -----------------------------------------------------------------------------------------------------
             Rhode Island - 0.9%
      4,035  Rhode Island Housing and Mortgage Finance Corporation, Multifamily Housing Bonds, 1995 Series A,       No Opt. Call
              5.350%, 7/01/03
---------------------------------------------------------------------------------------------------------------------------------
             South Dakota - 1.0%
      5,000  South Dakota Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds,          No Opt. Call
              Series 2001C (Sioux Valley Hospitals and Health System), 4.850%, 11/01/19 (Mandatory put 11/01/06)
---------------------------------------------------------------------------------------------------------------------------------
             Tennessee - 0.5%
             The Health and Educational Facilities Board of the Metropolitan Government of Nashville and
             Davidson County, Tennessee, Revenue Refunding Bonds, Series 1998 (The Blakeford at Green Hills):
        400   5.150%, 7/01/05                                                                                       7/03 at 102
        400   5.250%, 7/01/06                                                                                       7/03 at 102
        500   5.300%, 7/01/07                                                                                       7/03 at 102
        500   5.350%, 7/01/08                                                                                       7/03 at 102
        500   5.400%, 7/01/09                                                                                       7/03 at 102
---------------------------------------------------------------------------------------------------------------------------------
             Texas - 3.5%
      5,000  Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds (TXU Electric Company         No Opt. Call
              Project), Series 2001A, 4.950%, 10/01/30 (Mandatory put 4/01/04)
      1,075  Brazos Higher Education Authority, Inc., Texas, Student Loan Revenue Refunding Bonds, Series 1993A-1,  No Opt. Call
              6.050%, 12/01/01 (Alternative Minimum Tax)
      2,145  Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2001          No Opt. Call
              Refunding, 5.000%, 8/01/10
      2,000  Matagorda County Navigation District Number One, Texas, Revenue Refunding Bonds (Reliant Energy,       No Opt. Call
              Incorporated Project), Series 1999C, 5.200%, 5/01/29 (Mandatory put 11/01/02)
        905  North Central Texas Health Facilities Development Corporation, Health Facilities Development           No Opt. Call
              Revenue Bonds (C.C. Young Memorial Home Project), Series 1996, 5.700%, 2/15/03
      2,805  Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Shannon     No Opt. Call
              Health System Project), Series 2001, 6.200%, 5/15/11
             Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Mother Frances
             Hospital Regional HealthCare Center Project), Series 1997A:
      1,650   5.125%, 7/01/05                                                                                       7/02 at 100
      1,100   5.200%, 7/01/06                                                                                       7/02 at 100
---------------------------------------------------------------------------------------------------------------------------------
             Vermont - 0.2%
      1,000  Vermont Student Assistance Corporation, Education Loan Finance Program Revenue Bonds,                  No Opt. Call
              1992 Series A-3, 6.050%, 12/15/01 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 1.8%
      6,000  Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands Gross Receipts Taxes Loan       No Opt. Call
              Notes), Series 1999A, 5.625%, 10/01/10
       2,070 Virgin Islands Water and Power Authority, Electric System Revenue and Refunding Bonds, 1998            No Opt. Call
              Series, 5.250%, 7/01/06
---------------------------------------------------------------------------------------------------------------------------------
             Virginia - 0.6%
       2,850 Newport News Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds           5/05 at 102
              (Fredericksburg-Oxford Project), Series 1997A, 5.550%, 5/01/27 (Mandatory put 5/01/07)
---------------------------------------------------------------------------------------------------------------------------------
             Washington - 2.1%
       4,160 The City of Seattle, Washington, Solid Waste Revenue Refunding Bonds, Series 1999, 5.500%, 8/01/07     No Opt. Call

                                                                                                                      Market
Description                                                                                           Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (continued)
Westmoreland County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds,                Ba3 $    526,727
 Series 1998 (Citizens General Hospital), 4.750%, 7/01/03
-----------------------------------------------------------------------------------------------------
Rhode Island - 0.9%
Rhode Island Housing and Mortgage Finance Corporation, Multifamily Housing Bonds, 1995 Series A,           AAA    4,176,669
 5.350%, 7/01/03
------------------------------------------------------------------------------------------------------------------------------
South Dakota - 1.0%
South Dakota Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds,               A+    5,083,800
 Series 2001C (Sioux Valley Hospitals and Health System), 4.850%, 11/01/19 (Mandatory put 11/01/06)
------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.5%
The Health and Educational Facilities Board of the Metropolitan Government of Nashville and
Davidson County, Tennessee, Revenue Refunding Bonds, Series 1998 (The Blakeford at Green Hills):
 5.150%, 7/01/05                                                                                          N/R      401,348
 5.250%, 7/01/06                                                                                          N/R      399,252
 5.300%, 7/01/07                                                                                          N/R      495,795
 5.350%, 7/01/08                                                                                          N/R      491,070
 5.400%, 7/01/09                                                                                          N/R      486,275
------------------------------------------------------------------------------------------------------------------------------
Texas - 3.5%
Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds (TXU Electric Company             BBB    5,110,550
 Project), Series 2001A, 4.950%, 10/01/30 (Mandatory put 4/01/04)
Brazos Higher Education Authority, Inc., Texas, Student Loan Revenue Refunding Bonds, Series 1993A-1,      Aaa    1,078,139
 6.050%, 12/01/01 (Alternative Minimum Tax)
Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2001              AAA    2,309,307
 Refunding, 5.000%, 8/01/10
Matagorda County Navigation District Number One, Texas, Revenue Refunding Bonds (Reliant Energy,          Baa1    2,025,720
 Incorporated Project), Series 1999C, 5.200%, 5/01/29 (Mandatory put 11/01/02)
North Central Texas Health Facilities Development Corporation, Health Facilities Development              BBB-      913,643
 Revenue Bonds (C.C. Young Memorial Home Project), Series 1996, 5.700%, 2/15/03
Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Shannon        Baa3    2,940,874
 Health System Project), Series 2001, 6.200%, 5/15/11
Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds (Mother Frances
Hospital Regional HealthCare Center Project), Series 1997A:
 5.125%, 7/01/05                                                                                         Baa1    1,655,346
 5.200%, 7/01/06                                                                                         Baa1    1,102,288
------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%
Vermont Student Assistance Corporation, Education Loan Finance Program Revenue Bonds,                      AAA    1,003,880
 1992 Series A-3, 6.050%, 12/15/01 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 1.8%
Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands Gross Receipts Taxes Loan          BBB-    6,502,500
 Notes), Series 1999A, 5.625%, 10/01/10
Virgin Islands Water and Power Authority, Electric System Revenue and Refunding Bonds, 1998                 N/R    2,185,817
 Series, 5.250%, 7/01/06
------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.6%
Newport News Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds               AAA    2,963,430
 (Fredericksburg-Oxford Project), Series 1997A, 5.550%, 5/01/27 (Mandatory put 5/01/07)
------------------------------------------------------------------------------------------------------------------------------
Washington - 2.1%
The City of Seattle, Washington, Solid Waste Revenue Refunding Bonds, Series 1999, 5.500%, 8/01/07          AAA    4,581,741

----
47

Portfolio of Investments (Unaudited)

October 31, 2001

   Principal                                                                    Optional Call                         Market
Amount (000) Description                                                          Provisions*     Ratings**            Value
----------------------------------------------------------------------------------------------------------------------------
             Washington (continued)

    $  1,670 Washington Health Care Facilities Authority, Seattle,              No Opt. Call            AAA     $  1,729,636
              Revenue Bonds, Series 1992 (The Children's Hospital
              and Medical Center), 6.000%, 10/01/02
       3,500 Washington Public Power Supply System, Nuclear Project             No Opt. Call            AAA        3,986,535
              No. 2 Refunding Revenue Bonds, Series 1997A, 6.000%, 7/01/09
----------------------------------------------------------------------------------------------------------------------------
             Wisconsin - 0.9%

             Wisconsin Health and Educational Facilities Authority,
              Revenue Bonds (Froedert and Community Health Obligated
              Group), Series 2001:
       1,000   5.625%, 10/01/10                                                 No Opt. Call             A+        1,074,620
       1,100   5.625%, 10/01/11                                                 No Opt. Call             A+        1,180,322
             Wisconsin Health and Educational Facilities Authority,
              Revenue Bonds (Marshfield Clinic), Series 2001B:
         600   6.250%, 2/15/09                                                  No Opt. Call            BBB+         642,184
       1,250   6.500%, 2/15/12                                                  No Opt. Call            BBB+       1,355,270
----------------------------------------------------------------------------------------------------------------------------
    $455,272 Total Investments (cost $457,138,307) - 97.3%                                                       474,927,026
============----------------------------------------------------------------------------------------------------------------
             Short-Term Investments - 0.9%

         500 Residential Care Facility for the Elderly Authority,                                       A-1+         500,000
              Fulton County, Georgia, Variable Rate Demand Refunding
              Revenue Bonds (Lenbrook Square Foundation, Inc.), Series 1996,
              2.000%, 01/01/18+
       4,000 Lincoln County, Wyoming, Pollution Control Revenue Bonds                                   A-1+       4,000,000
              (Exxon), Variable Rate Demand Bonds, 1.990%, 11/01/14+
----------------------------------------------------------------------------------------------------------------------------
    $  4,500 Total Short-Term Investments (cost $4,500,000)                                                        4,500,000
============----------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.8%                                                                  9,022,095
             ---------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                  $488,449,121
             ===============================================================================================================

            * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
            N/R  Investment is not rated.
           (WI)  Security purchased on a when-issued basis.
            + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying notes to financial statements.

----
48

Statement of Net Assets (Unaudited)
October 31, 2001

                                                                                       Intermediate
                                                High Yield All-American      Insured       Duration Limited Term
-----------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market
 value                                         $59,223,373 $356,641,921 $841,902,662 $2,837,959,367 $474,927,026
Temporary investments in short-term
 municipal securities, at amortized cost,
 which approximates market value                        --           --           --             --    4,500,000
Cash                                                    --    1,300,562    4,743,920             --      986,392
Receivables:
  Interest                                       1,298,933    6,470,975   15,080,992     50,942,146    7,752,056
  Investments sold                                 120,000    1,637,939      545,000     16,821,505    6,557,647
  Shares sold                                    1,129,855      475,911    1,109,063        367,192    1,222,671
Other assets                                           119        4,736       28,173         95,894        4,019
-----------------------------------------------------------------------------------------------------------------
    Total assets                                61,772,280  366,532,044  863,409,810  2,906,186,104  495,949,811
-----------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                     610,401           --           --     24,024,920           --
Payables:
  Investments purchased                                 --    5,217,606           --     12,294,413    5,314,007
  Shares redeemed                                    7,223      618,980      571,770      2,375,140      748,263
Accrued expenses:
  Management fees                                   29,024      149,233      345,714      1,092,184      178,395
  12b-1 distribution and service fees               24,688      120,189       60,018         63,606      110,032
  Other                                             30,434      166,128      321,989      1,121,104      193,738
Dividends payable                                   93,120      464,582    2,308,516      8,658,711      956,255
-----------------------------------------------------------------------------------------------------------------
    Total liabilities                              794,890    6,736,718    3,608,007     49,630,078    7,500,690
-----------------------------------------------------------------------------------------------------------------
Net assets                                     $60,977,390 $359,795,326 $859,801,803 $2,856,556,026 $488,449,121
-----------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                     $25,789,380 $243,746,575 $143,447,269 $  220,292,629 $389,108,171
Shares outstanding                               1,300,386   22,121,792   13,056,032     23,341,015   35,875,481
Net asset value and redemption price per
 share                                         $     19.83 $      11.02 $      10.99 $         9.44 $      10.85
Offering price per share (net asset value per
 share plus maximum sales charge of
 4.20%, 4.20%, 4.20%, 3.00% and 2.50%,
 respectively, of offering price)              $     20.70 $      11.50 $      11.47 $         9.73 $      11.13
-----------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                     $20,025,196 $ 42,363,278 $ 29,134,428 $   15,504,713          N/A
Shares outstanding                               1,010,927    3,842,027    2,651,414      1,642,029          N/A
Net asset value, offering and redemption
 price per share                               $     19.81 $      11.03 $      10.99 $         9.44          N/A
-----------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                     $ 9,762,748 $ 69,696,287 $ 20,587,609 $   25,634,941 $ 97,486,249
Shares outstanding                                 492,351    6,334,385    1,889,346      2,716,739    9,002,230
Net asset value, offering and redemption
 price per share                               $     19.83 $      11.00 $      10.90 $         9.44 $      10.83
-----------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                     $ 5,400,066 $  3,989,186 $666,632,497 $2,595,123,743 $  1,854,701
Shares outstanding                                 272,157      361,688   60,876,381    274,696,316      171,553
Net asset value, offering and redemption
 price per share                               $     19.84 $      11.03 $      10.95 $         9.45 $      10.81
-----------------------------------------------------------------------------------------------------------------

N/A - LimitedTerm is not authorized to issue Class B Shares.
                                See accompanying notes to financial statements.

----
49

Statement of Operations (Unaudited)
Six Months Ended October 31, 2001

                                                                                      Intermediate      Limited
                                                High Yield  All-American     Insured      Duration         Term
-----------------------------------------------------------------------------------------------------------------
Investment Income                               $1,838,816  $11,413,980  $23,821,299  $ 79,210,078  $12,031,408
-----------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                    137,357      912,036    1,995,396     6,402,594    1,008,554
12b-1 service fees - Class A                        20,157      259,948      131,978       207,896      378,998
12b-1 distribution and service fees - Class B       71,835      192,190      127,029        68,029          N/A
12b-1 distribution and service fees - Class C       25,460      265,338       71,416        78,788      230,887
Shareholders' servicing agent fees and expenses      3,176      110,148      381,358     1,251,452      133,816
Custodian's fees and expenses                       21,353       55,179      104,537       393,428       82,840
Trustees' fees and expenses                            504        3,529       10,133        27,444        6,554
Professional fees                                    6,277        7,890       13,147        46,771        8,394
Shareholders' reports - printing and mailing
 expenses                                            9,579       37,304       69,567       169,885       45,370
Federal and state registration fees                 24,428       30,246       32,767        38,777       20,669
Portfolio insurance expense                             --           --        7,864            --           --
Other expenses                                      11,303        9,818       21,548        69,928       18,316
-----------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit         331,429    1,883,626    2,966,740     8,754,992    1,934,398
  Custodian fee credit                              (4,016)      (9,873)      (8,147)      (64,638)     (27,434)
-----------------------------------------------------------------------------------------------------------------
Net expenses                                       327,413    1,873,753    2,958,593     8,690,354    1,906,964
-----------------------------------------------------------------------------------------------------------------
Net investment income                            1,511,403    9,540,227   20,862,706    70,519,724   10,124,444
-----------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investment
 transactions                                     (141,085)   1,237,900    2,026,731     1,374,891     (587,097)
Net change in unrealized appreciation or
 depreciation of investments                     1,775,057    9,235,116   19,118,909    62,440,903   10,065,258
-----------------------------------------------------------------------------------------------------------------
Net gain from investments                        1,633,972   10,473,016   21,145,640    63,815,794    9,478,161
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations      $3,145,375  $20,013,243  $42,008,346  $134,335,518  $19,602,605
-----------------------------------------------------------------------------------------------------------------

N/A - LimitedTerm is not authorized to issue Class B Shares.


                                See accompanying notes to financial statements.

----
50

Statement of Changes in Net Assets (Unaudited)


                                                                                               High Yield
                                                                                     -----------------------------
                                                                                     Six Months Ended   Year Ended
                                                                                             10/31/01      4/30/01
--------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                     $ 1,511,403  $ 1,321,579
Net realized gain (loss) from investment transactions                                        (141,085)      14,438
Net change in unrealized appreciation or depreciation of investments                        1,775,057      497,897
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                  3,145,375    1,833,914
--------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                                    (613,604)    (555,963)
  Class B                                                                                    (407,613)    (333,959)
  Class C                                                                                    (188,122)    (163,004)
  Class R                                                                                    (111,717)    (276,803)
From accumulated net realized gains from investment transactions:
  Class A                                                                                          --           --
  Class B                                                                                          --           --
  Class C                                                                                          --           --
  Class R                                                                                          --           --
--------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                  (1,321,056)  (1,329,729)
--------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the reorganization of Intermediate                              --           --
Net proceeds from sale of shares                                                           29,265,721   23,337,081
Net proceeds from shares issued to shareholders due to reinvestment of distributions          422,902      413,080
--------------------------------------------------------------------------------------------------------------------
                                                                                           29,688,623   23,750,161
Cost of shares redeemed                                                                    (3,912,225)  (5,578,076)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         25,776,398   18,172,085
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                      27,600,717   18,676,270
Net assets at the beginning of period                                                      33,376,673   14,700,403
--------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                           $60,977,390  $33,376,673
--------------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of period                       $   297,643  $    35,080
--------------------------------------------------------------------------------------------------------------------

                                                                                              All-American
                                                                                     ------------------------------
                                                                                     Six Months Ended    Year Ended
                                                                                             10/31/01       4/30/01
---------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                    $  9,540,227  $ 18,595,606
Net realized gain (loss) from investment transactions                                       1,237,900    (3,176,277)
Net change in unrealized appreciation or depreciation of investments                        9,235,116    15,745,844
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                 20,013,243    31,165,173
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                                  (6,703,052)  (13,602,276)
  Class B                                                                                    (879,538)   (1,587,506)
  Class C                                                                                  (1,619,215)   (3,160,126)
  Class R                                                                                     (75,369)     (189,817)
From accumulated net realized gains from investment transactions:
  Class A                                                                                          --            --
  Class B                                                                                          --            --
  Class C                                                                                          --            --
  Class R                                                                                          --            --
---------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                  (9,277,174)  (18,539,725)
---------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the reorganization of Intermediate                              --            --
Net proceeds from sale of shares                                                           49,029,718    63,308,113
Net proceeds from shares issued to shareholders due to reinvestment of distributions        2,704,792     5,456,082
---------------------------------------------------------------------------------------------------------------------
                                                                                           51,734,510    68,764,195
Cost of shares redeemed                                                                   (57,083,956)  (89,208,995)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         (5,349,446)  (20,444,800)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                       5,386,623    (7,819,352)
Net assets at the beginning of period                                                     354,408,703   362,228,055
---------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                          $359,795,326  $354,408,703
---------------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of period                      $    470,643  $     59,826
---------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
51

                                                                                                 Insured
                                                                                     ------------------------------
                                                                                     Six Months Ended    Year Ended
                                                                                             10/31/01       4/30/01
---------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                    $ 20,862,706  $ 41,281,329
Net realized gain (loss) from investment transactions                                       2,026,731        11,109
Net change in unrealized appreciation or depreciation of investments                       19,118,909    27,078,489
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                 42,008,346    68,370,927
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                                  (3,251,125)   (5,804,812)
  Class B                                                                                    (560,332)     (860,580)
  Class C                                                                                    (408,978)     (550,823)
  Class R                                                                                 (16,869,127)  (33,867,404)
From accumulated net realized gains from investment transactions:
  Class A                                                                                          --            --
  Class B                                                                                          --            --
  Class C                                                                                          --            --
  Class R                                                                                          --            --
---------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                 (21,089,562)  (41,083,619)
---------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the reorganization of Intermediate                              --            --
Net proceeds from sale of shares                                                           74,705,318    62,219,252
Net proceeds from shares issued to shareholders due to reinvestment of distributions       13,252,883    25,968,488
---------------------------------------------------------------------------------------------------------------------
                                                                                           87,958,201    88,187,740
Cost of shares redeemed                                                                   (49,553,219)  (89,622,921)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         38,404,982    (1,435,181)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                      59,323,766    25,852,127
Net assets at the beginning of period                                                     800,478,037   774,625,910
---------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                          $859,801,803  $800,478,037
---------------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of period                      $  1,137,203  $    557,960
---------------------------------------------------------------------------------------------------------------------

                                                                                           Intermediate Duration
                                                                                     --------------------------------
                                                                                     Six Months Ended      Year Ended
                                                                                             10/31/01         4/30/01
-----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                  $   70,519,724  $  137,675,582
Net realized gain (loss) from investment transactions                                       1,374,891       5,454,250
Net change in unrealized appreciation or depreciation of investments                       62,440,903      94,510,762
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                134,335,518     237,640,594
-----------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                                  (5,014,612)     (7,360,232)
  Class B                                                                                    (290,454)       (524,715)
  Class C                                                                                    (443,917)       (552,818)
  Class R                                                                                 (65,174,910)   (130,991,517)
From accumulated net realized gains from investment transactions:
  Class A                                                                                          --        (201,510)
  Class B                                                                                          --         (14,873)
  Class C                                                                                          --         (21,001)
  Class R                                                                                          --      (3,044,661)
-----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                 (70,923,893)   (142,711,327)
-----------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the reorganization of Intermediate                              --      54,282,203
Net proceeds from sale of shares                                                           99,187,734     132,267,647
Net proceeds from shares issued to shareholders due to reinvestment of distributions       51,210,133     105,244,639
-----------------------------------------------------------------------------------------------------------------------
                                                                                          150,397,867     291,794,489
Cost of shares redeemed                                                                  (111,692,688)   (262,644,765)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         38,705,179      29,149,724
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                     102,116,804     124,078,991
Net assets at the beginning of period                                                   2,754,439,222   2,630,360,231
-----------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                        $2,856,556,026  $2,754,439,222
-----------------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of period                    $   18,655,437  $      889,571
-----------------------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
52

                                                                                              Limited Term
                                                                                     ------------------------------
                                                                                     Six Months Ended    Year Ended
                                                                                             10/31/01       4/30/01
--------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                    $ 10,124,444  $ 20,133,596
Net realized gain (loss) from investment transactions                                        (587,097)   (1,133,431)
Net change in unrealized appreciation or depreciation of investments                       10,065,258    12,800,823
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                 19,602,605    31,800,988
--------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                                  (8,693,239)  (17,092,866)
  Class B                                                                                         N/A           N/A
  Class C                                                                                  (1,774,731)   (3,197,008)
  Class R                                                                                     (12,362)      (18,503)
From accumulated net realized gains from investment transactions:
  Class A                                                                                          --            --
  Class B                                                                                         N/A           N/A
  Class C                                                                                          --            --
  Class R                                                                                          --            --
--------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                 (10,480,332)  (20,308,377)
--------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the reorganization of Intermediate                              --            --
Net proceeds from sale of shares                                                           66,728,443    47,376,801
Net proceeds from shares issued to shareholders due to reinvestment of distributions        5,358,041    10,088,933
--------------------------------------------------------------------------------------------------------------------
                                                                                           72,086,484    57,465,734
Cost of shares redeemed                                                                   (28,002,760)  (94,086,622)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         44,083,724   (36,620,888)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                      53,205,997   (25,128,277)
Net assets at the beginning of period                                                     435,243,124   460,371,401
--------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                          $488,449,121  $435,243,124
--------------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at the end of period                      $    199,676  $    533,055
--------------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



                                See accompanying notes to financial statements.

----
53

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies
The Nuveen Municipal Trust (the "Trust") is an open-end, investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen High Yield Municipal Bond Fund ("High Yield"), Nuveen All-American Municipal Bond Fund ("All-American"), Nuveen Insured Municipal Bond Fund ("Insured"), Nuveen Intermediate Duration Municipal Bond Fund ("Intermediate Duration") and Nuveen Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

After the close of business on October 27, 2000, Intermediate Duration acquired all of the net assets of Nuveen Intermediate Municipal Bond Fund ("Intermediate") pursuant to a plan of reorganization previously approved by the shareholders of Intermediate. The acquisition was accomplished by a tax-free exchange of Class A, C and R Shares of Intermediate Duration for the outstanding Class A, C and R Shares of Intermediate on October 27, 2000. Intermediate's net assets of $54,282,203 at that date included $75,643 of net unrealized depreciation which was combined with that of Intermediate Duration. The combined net assets of Intermediate Duration immediately after the acquisition were $2,715,429,004.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital appreciation. Under normal circumstances, at least 65% of the Fund's assets will be invested in medium to low-quality municipal bonds and may also invest in defaulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2001, All-American, Intermediate Duration and Limited Term had outstanding when-issued purchase commitments of $5,217,606, $12,294,413 and $5,314,007, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

----
54

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Funds.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended October 31, 2001, All-American and Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. High Yield, Intermediate Duration and Limited Term did not invest in any such securities during the six months ended October 31, 2001.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective May 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to May 1, 2001, the Funds did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation, for High Yield, All-American, Insured, Intermediate Duration and Limited Term of $72,216, $147,764, $806,099, $18,170,035 and $22,509, respectively, based on securities held by the Funds on May 1, 2001.

The effect of this change for the six months ended October 31, 2001, was to increase undistributed net investment income with a corresponding decrease in net unrealized appreciation for High Yield, All-American, Insured, Intermediate Duration and Limited Term by $110,660, $49,368, $77,022, $1,513,750 and $2,117,
respectively. The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

----
55

2. Fund Shares
Transactions in Fund shares were as follows:

                                                                         High Yield
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             10/31/01                   4/30/01
                                                     ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               599,918   $11,769,292     568,138   $10,619,599
  Class B                                               486,117     9,536,235     469,421     8,759,970
  Class C                                               277,228     5,447,380     172,370     3,227,226
  Class R                                               128,039     2,512,814      39,312       730,286
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                 8,276       161,760       7,996       149,498
  Class B                                                 8,378       163,650       7,400       138,376
  Class C                                                 2,337        45,756       2,699        50,420
  Class R                                                 2,636        51,736       4,003        74,786
---------------------------------------------------------------------------------------------------------
                                                      1,512,929    29,688,623   1,271,339    23,750,161
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                               (94,930)   (1,830,501)    (73,436)   (1,378,842)
  Class B                                               (62,945)   (1,238,934)    (30,148)     (561,635)
  Class C                                               (34,237)     (671,275)    (19,191)     (358,300)
  Class R                                                (8,708)     (171,515)   (175,216)   (3,279,299)
---------------------------------------------------------------------------------------------------------
                                                       (200,820)   (3,912,225)   (297,991)   (5,578,076)
---------------------------------------------------------------------------------------------------------
Net increase                                          1,312,109   $25,776,398     973,348   $18,172,085
---------------------------------------------------------------------------------------------------------

                                                                        All-American
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             10/31/01                   4/30/01
                                                     ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             3,247,443  $ 35,267,517   3,655,427  $ 38,654,175
  Class B                                               544,280     5,947,423     779,577     8,254,658
  Class C                                               592,504     6,467,756   1,313,938    13,917,035
  Class R                                               122,640     1,347,022     237,175     2,482,245
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               172,886     1,884,796     372,960     3,940,751
  Class B                                                29,684       324,045      49,575       524,530
  Class C                                                41,214       448,800      82,984       876,078
  Class R                                                 4,331        47,151      10,808       114,723
---------------------------------------------------------------------------------------------------------
                                                      4,754,982    51,734,510   6,502,444    68,764,195
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (4,327,140)  (47,379,890) (6,067,491)  (64,167,224)
  Class B                                              (221,293)   (2,410,396)   (486,878)   (5,134,495)
  Class C                                              (663,635)   (7,262,161) (1,582,384)  (16,612,828)
  Class R                                                (2,933)      (31,509)   (311,264)   (3,294,448)
---------------------------------------------------------------------------------------------------------
                                                     (5,215,001)  (57,083,956) (8,448,017)  (89,208,995)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (460,019) $ (5,349,446) (1,945,573) $(20,444,800)
---------------------------------------------------- ----------  ------------  ----------  ------------

----
56

                                                                                            Insured
                                                                    ------------------------------------------------------
                                                                         Six Months Ended               Year Ended
                                                                             10/31/01                     4/30/01
                                                                    --------------------------  --------------------------
                                                                         Shares         Amount       Shares         Amount
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                             3,335,524   $ 36,249,252    2,172,087   $ 23,079,628
  Class B                                                               510,831      5,564,129      929,492      9,914,876
  Class C                                                               755,179      8,112,674      572,155      6,060,273
  Class R                                                             2,288,032     24,779,263    2,198,847     23,164,475
Shares issued to shareholders due to reinvestment of distributions:
  Class A                                                               163,799      1,779,174      307,534      3,259,167
  Class B                                                                21,313        231,519       35,125        372,633
  Class C                                                                18,484        199,164       29,376        308,971
  Class R                                                             1,020,658     11,043,026    2,086,476     22,027,717
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                      8,113,820     87,958,201    8,331,092     88,187,740
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                            (1,708,206)   (18,570,730)  (1,821,186)   (19,247,714)
  Class B                                                              (134,983)    (1,470,693)    (356,597)    (3,781,295)
  Class C                                                              (282,689)    (3,049,915)    (274,712)    (2,878,498)
  Class R                                                            (2,442,225)   (26,461,881)  (6,057,093)   (63,715,414)
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                     (4,568,103)   (49,553,219)  (8,509,588)   (89,622,921)
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                               3,545,717   $ 38,404,982     (178,496) $  (1,435,181)
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                     Intermediate Duration
                                                                    ------------------------------------------------------
                                                                         Six Months Ended               Year Ended
                                                                             10/31/01                     4/30/01
                                                                    --------------------------  --------------------------
                                                                         Shares         Amount       Shares         Amount
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Shares issued in the reorganization of Intermediate:
  Class A                                                                    --  $          --    4,771,218  $  43,524,282
  Class C                                                                    --             --    1,104,409     10,073,465
  Class R                                                                    --             --       74,987        684,456
Shares sold:
  Class A                                                             4,553,552     42,648,617    6,583,302     60,567,689
  Class B                                                               320,600      3,003,860      323,072      2,960,907
  Class C                                                               820,465      7,693,161      339,425      3,113,992
  Class R                                                             4,902,365     45,842,096    7,237,462     65,625,059
Shares issued to shareholders due to reinvestment of distributions:
  Class A                                                               286,974      2,682,202      502,745      4,597,113
  Class B                                                                14,208        132,791       28,296        258,553
  Class C                                                                19,397        181,204       27,032        247,902
  Class R                                                             5,154,207     48,213,936   10,957,125    100,141,071
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                     16,071,768    150,397,867   31,949,073    291,794,489
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                            (2,308,862)   (21,613,293)  (4,141,153)   (37,927,874)
  Class B                                                               (91,609)      (859,538)    (249,932)    (2,279,925)
  Class C                                                              (120,046)    (1,125,037)    (251,512)    (2,303,882)
  Class R                                                            (9,408,434)   (88,094,820) (24,153,706)  (220,133,084)
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                    (11,928,951)  (111,692,688) (28,796,303)  (262,644,765)
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                          4,142,817  $  38,705,179    3,152,770  $  29,149,724
----------------------------------------------------------------------------------------------------------------------------

----
57

                                                                                       Limited Term
                                                                    --------------------------------------------------
                                                                        Six Months Ended             Year Ended
                                                                            10/31/01                   4/30/01
                                                                    ------------------------  ------------------------
                                                                        Shares        Amount      Shares        Amount
-------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                            3,536,508  $ 38,049,705   2,881,650  $ 30,411,778
  Class C                                                            2,523,203    27,200,914   1,590,405    16,850,320
  Class R                                                              137,012     1,477,824      10,874       114,703
Shares issued to shareholders due to reinvestment of distributions:
  Class A                                                              428,285     4,604,099     826,969     8,691,917
  Class C                                                               69,694       748,486     132,544     1,390,806
  Class R                                                                  508         5,456         593         6,210
-------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                     6,695,210    72,086,484   5,443,035    57,465,734
-------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                           (1,899,015)  (20,438,484) (6,878,454)  (72,153,638)
  Class C                                                             (701,502)   (7,540,945) (2,082,470)  (21,851,797)
  Class R                                                               (2,169)      (23,331)     (7,701)      (81,187)
-------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                    (2,602,686)  (28,002,760) (8,968,625)  (94,086,622)
-------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                              4,092,524  $ 44,083,724  (3,525,590) $(36,620,888)
------------------------------------------------------------------------------------------------------------------------

3. Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 3, 2001, to shareholders of record on November 9, 2001, as follows:

                      High     All-         Intermediate Limited
                     Yield American Insured     Duration    Term
-------------------
-----------------------------------------------------------------
Dividend per share:
 Class A            $.1020   $.0470  $.0440       $.0370  $.0400
 Class B             .0895    .0400   .0370        .0310     N/A
 Class C             .0930    .0415   .0385        .0325   .0370
 Class R             .1055    .0485   .0455        .0385   .0420
-----------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.

4. Securities Transactions
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the six months ended October 31, 2001, were as follows:

                                         High        All-              Intermediate     Limited
                                        Yield    American      Insured     Duration        Term
--------------------------------
------------------------------------------------------------------------------------------------
Purchases:
 Long-term municipal securities   $30,910,590 $51,207,180 $135,213,799 $156,765,543 $75,452,635
 Short-term municipal securities    3,500,000  19,860,000   20,885,000   73,585,000  13,500,000
Sales and maturities:
 Long-term municipal securities     4,429,565  55,926,610  119,636,316   96,760,143  44,357,291
 Short-term municipal securities    3,500,000  19,860,000   20,885,000   73,585,000   9,000,000
------------------------------------------------------------------------------------------------

At October 31, 2001, the cost of investments owned for federal income tax purposes were as follows:

         High         All-                Intermediate      Limited
        Yield     American      Insured       Duration         Term
--------------------------------------------------------------------
  $57,013,524 $337,580,493 $771,803,598 $2,623,076,186 $461,646,121
--------------------------------------------------------------------

----
58

At April 30, 2001, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

             High        All-                Limited
            Yield    American     Insured       Term

-----------------------------------------------------
2003     $     -- $        -- $        -- $3,801,908
2008       23,319   5,472,809   5,590,972  1,014,670
2009       96,499   6,509,058   8,126,328  2,353,306

-----------------------------------------------------
  Total  $119,818 $11,981,867 $13,717,300 $7,169,884

-----------------------------------------------------

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at October 31, 2001, were as follows:

                                   High         All-               Intermediate      Limited
                                  Yield     American      Insured      Duration         Term

----------------------------------------------------------------------------------------------
Gross unrealized:
  appreciation              $ 3,332,477  $24,162,935  $70,448,939  $219,276,655  $19,797,779
  depreciation               (1,122,628)  (5,101,507)    (349,875)   (4,393,474)  (2,016,874)

----------------------------------------------------------------------------------------------
Net unrealized appreciation $ 2,209,849  $19,061,428  $70,099,064  $214,883,181  $17,780,905

----------------------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                   High Yield
Average Daily Net Assets       Management Fee

----------------------------------------------
For the first $125 million        .6000 of 1%
For the next $125 million         .5875 of 1
For the next $250 million         .5750 of 1
For the next $500 million         .5625 of 1
For the next $1 billion           .5500 of 1
For net assets over $2 billion    .5250 of 1

----------------------------------------------

                               All-American, Insured &
                                 Intermediate Duration
Average Daily Net Assets                Management Fee

-------------------------------------------------------
For the first $125 million                 .5000 of 1%
For the next $125 million                  .4875 of 1
For the next $250 million                  .4750 of 1
For the next $500 million                  .4625 of 1
For the next $1 billion                    .4500 of 1
For the next $3 billion                    .4250 of 1
For net assets over $5 billion             .4125 of 1

-------------------------------------------------------

                                 Limited Term
Average Daily Net Assets       Management Fee

----------------------------------------------
For the first $125 million        .4500 of 1%
For the next $125 million         .4375 of 1
For the next $250 million         .4250 of 1
For the next $500 million         .4125 of 1
For the next $1 billion           .4000 of 1
For the next $3 billion           .3750 of 1
For net assets over $5 billion    .3625 of 1

----------------------------------------------

----
59

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Insured and Intermediate Duration in order to limit total expenses to .975 of 1% of the average daily net assets of Insured and .75 of 1% of the average daily net assets of Intermediate Duration, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the six months ended October 31, 2001, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                              High      All-           Intermediate  Limited
                             Yield  American  Insured      Duration     Term
-----------------------------------------------------------------------------
Sales charges collected    $95,271 $ 114,761 $149,713 $     109,627 $ 77,993
Paid to authorized dealers  95,271   114,761  132,058       109,627   77,993
-----------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended October 31, 2001, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                        High      All-           Intermediate  Limited
                       Yield  American  Insured      Duration     Term
-----------------------------------------------------------------------
Commission advances $430,781 $ 294,312 $273,545 $     182,849 $280,930
-----------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares collected during the first year following a purchase are retained by the Distributor. During the six months ended October 31, 2001, the Distributor retained such 12b-1 fees as follows:

                       High      All-           Intermediate  Limited
                      Yield  American  Insured      Duration     Term
----------------------------------------------------------------------
12b-1 fees retained $86,251 $ 203,947 $146,596 $      77,005 $ 53,722
----------------------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended October 31, 2001, as follows:

                 High      All-           Intermediate  Limited
                Yield  American  Insured      Duration     Term
----------------------------------------------------------------
CDSC retained $25,582 $  67,102 $ 35,323 $      20,222 $  7,182
----------------------------------------------------------------

----
60

7. Composition of Net Assets
At October 31, 2001, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                            High          All-                  Intermediate      Limited
                                                           Yield      American       Insured        Duration         Term
---------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                      $58,913,679  $351,204,354  $801,139,226  $2,638,915,115 $478,241,876
Undistributed net investment income                      297,643       470,643     1,137,203      18,655,437      199,676
Accumulated net realized gain (loss) from investment
 transactions                                           (261,472)  (11,116,326)  (11,690,569)      3,239,594   (7,781,150)
Net unrealized appreciation of investments             2,027,540    19,236,655    69,215,943     195,745,880   17,788,719
---------------------------------------------------------------------------------------------------------------------------
Net assets                                           $60,977,390  $359,795,326  $859,801,803  $2,856,556,026 $488,449,121
---------------------------------------------------------------------------------------------------------------------------

8. Investment Composition
At October 31, 2001, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                   High      All-           Intermediate  Limited
                                  Yield  American  Insured      Duration     Term
----------------------------------------------------------------------------------
Basic Materials                       6%        2%      --%           --%      --%
Capital Goods                         6         1       --            --        2
Consumer Staples                      4         1       --             3        4
Education and Civic Organizations     5         8        5             1       13
Healthcare                           22        19       18            17       18
Housing/Multifamily                   1         4        6             7        9
Housing/Single Family                 1         4        9             4        1
Long-Term Care                        5         4       --            --        3
Tax Obligation/General               --         4        9             8        8
Tax Obligation/Limited               15         4        9             9       11
Transportation                       15        18        8             6        7
U.S. Guaranteed                       2        16       27            17        5
Utilities                            18        10        6            19       16
Water and Sewer                      --         3        2             9        1
Other                                --         2        1            --        2
----------------------------------------------------------------------------------
                                    100%      100%     100%          100%     100%
----------------------------------------------------------------------------------

Certain long-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (High Yield 8%, All-American 38%, Insured 100%, Intermediate Duration 40% and Limited Term 29%). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

----
61

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                         Investment Operations       Less Distributions
                       -------------------------  ------------------------                     ----------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
HIGH YIELD                                                                                             ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                      Net                                                                         Invest-
                                Realized/                                                              Ratio of      ment
                               Unrealized                                                              Expenses    Income
             Beginning     Net    Invest-             Net                   Ending              Ending       to        to
                   Net Invest-       ment         Invest-                      Net                 Net  Average   Average
Year Ended       Asset    ment       Gain            ment  Capital           Asset      Total   Assets      Net       Net
April 30,        Value  Income     (Loss)  Total   Income    Gains   Total   Value  Return(a)    (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
  2002(e)       $18.93   $ .69     $  .82  $1.51   $ (.61)     $--  $ (.61) $19.83       8.05% $25,789     1.14%*    6.92%*
  2001           18.60    1.19        .34   1.53    (1.20)      --   (1.20)  18.93       8.52   14,899     1.23      6.35
  2000(d)        20.00    1.06      (1.61)  (.55)    (.85)      --    (.85)  18.60      (2.69)   5,291     1.87*     5.11*
Class B (6/99)
  2002(e)        18.91     .61        .83   1.44     (.54)      --    (.54)  19.81       7.67   20,025     1.89*     6.19*
  2001           18.58    1.06        .33   1.39    (1.06)      --   (1.06)  18.91       7.70   10,958     1.98      5.62
  2000(d)        20.00     .93      (1.61)  (.68)    (.74)      --    (.74)  18.58      (3.36)   2,465     2.66*     4.27*
Class C (6/99)
  2002(e)        18.93     .63        .83   1.46     (.56)      --    (.56)  19.83       7.76    9,763     1.69*     6.33*
  2001           18.59    1.09        .35   1.44    (1.10)      --   (1.10)  18.93       7.96    4,675     1.79      5.80
  2000(d)        20.00     .96      (1.60)  (.64)    (.77)      --    (.77)  18.59      (3.16)   1,694     2.49*     4.44*
Class R (6/99)
  2002(e)        18.94     .70        .83   1.53     (.63)      --    (.63)  19.84       8.15    5,400      .94*     7.09*
  2001           18.61    1.20        .37   1.57    (1.24)      --   (1.24)  18.94       8.72    2,845     1.11      6.41
  2000(d)        20.00    1.05      (1.56)  (.51)    (.88)      --    (.88)  18.61      (2.50)   5,249     2.02*     4.66*
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)


                              After            After Credit/
                         Reimbursement(b)     Reimbursement(c)
HIGH YIELD             ------------------   ------------------
                          Ratio                Ratio
                         of Net               of Net
                        Invest-              Invest-
             Ratio of      ment   Ratio of      ment
             Expenses    Income   Expenses    Income
                   to        to         to        to
              Average   Average    Average   Average   Portfolio
Year Ended        Net       Net        Net       Net    Turnover
April 30,      Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------
Class A (6/99)
  2002(e)        1.14%*    6.92%*     1.12%*    6.93%*        10%
  2001           1.22      6.36       1.20      6.38          11
  2000(d)         .77*     6.22*       .72*     6.26*         56
Class B (6/99)
  2002(e)        1.89*     6.19*      1.87*     6.21*         10
  2001           1.97      5.63       1.95      5.65          11
  2000(d)        1.51*     5.42*      1.46*     5.47*         56
Class C (6/99)
  2002(e)        1.69*     6.33*      1.67*     6.35*         10
  2001           1.78      5.81       1.76      5.83          11
  2000(d)        1.31*     5.62*      1.26*     5.67*         56
Class R (6/99)
  2002(e)         .94*     7.09*       .92*     7.11*         10
  2001           1.09      6.43       1.07      6.45          11
  2000(d)         .57*     6.11*       .53*     6.16*         56
------------------------------------------------------------------

* Annualized.
(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the investment adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.
(d)For the period June 7, 1999 (commencement of operations) through April 30, 2000.
(e)For the six months ended October 31, 2001.


                                See accompanying notes to financial statements.

----
62

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations    Less Distributions
                       ------------------------ ---------------------


ALL-AMERICAN+



                                      Net
                                Realized/
             Beginning     Net Unrealized           Net                 Ending              Ending
                   Net Invest-    Invest-       Invest-                    Net                 Net
Year Ended       Asset    ment  ment Gain          ment Capital          Asset     Total    Assets
April 30,        Value  Income     (Loss) Total  Income   Gains  Total   Value Return(a)     (000)
--------------------------------------------------------------------------------------------------
Class A (10/88)
  2002(g)       $10.70    $.29    $  .31  $ .60   $(.28)  $  --  $(.28) $11.02      5.67% $243,747
  2001           10.33     .57       .36    .93    (.56)     --   (.56)  10.70      9.23   246,468
  2000           11.43     .56     (1.08)  (.52)   (.56)   (.02)  (.58)  10.33     (4.48)  259,004
  1999           11.32     .57       .12    .69    (.57)   (.01)  (.58)  11.43      6.23   312,238
  1998           10.90     .60       .51   1.11    (.60)   (.09)  (.69)  11.32     10.32   236,691
  1997(d)        10.67     .55       .29    .84    (.55)   (.06)  (.61)  10.90      8.02   216,575
  1996(e)        10.79     .61      (.12)   .49    (.61)     --   (.61)  10.67      4.64   207,992
Class B (2/97)
  2002(g)        10.71     .25       .31    .56    (.24)     --   (.24)  11.03      5.26    42,363
  2001           10.34     .49       .36    .85    (.48)     --   (.48)  10.71      8.41    37,370
  2000           11.44     .49     (1.09)  (.60)   (.48)   (.02)  (.50)  10.34     (5.21)   32,536
  1999           11.33     .49       .12    .61    (.49)   (.01)  (.50)  11.44      5.46    31,804
  1998           10.91     .51       .51   1.02    (.51)   (.09)  (.60)  11.33      9.51     8,706
  1997(f)        10.98     .12      (.06)   .06    (.13)     --   (.13)  10.91       .54       711
Class C (6/93)
  2002(g)        10.69     .26       .30    .56    (.25)     --   (.25)  11.00      5.29    69,696
  2001           10.32     .51       .36    .87    (.50)     --   (.50)  10.69      8.63    68,025
  2000           11.42     .51     (1.09)  (.58)   (.50)   (.02)  (.52)  10.32     (5.02)   67,577
  1999           11.31     .51       .12    .63    (.51)   (.01)  (.52)  11.42      5.69    80,036
  1998           10.89     .53       .52   1.05    (.54)   (.09)  (.63)  11.31      9.75    62,336
  1997(d)        10.66     .50       .29    .79    (.50)   (.06)  (.56)  10.89      7.48    54,850
  1996(e)        10.78     .55      (.12)   .43    (.55)     --   (.55)  10.66      4.07    47,314
Class R (2/97)
  2002(g)        10.71     .30       .31    .61    (.29)     --   (.29)  11.03      5.75     3,989
  2001           10.34     .59       .36    .95    (.58)     --   (.58)  10.71      9.41     2,546
  2000           11.44     .59     (1.08)  (.49)   (.59)   (.02)  (.61)  10.34     (4.29)    3,111
  1999           11.32     .60       .13    .73    (.60)   (.01)  (.61)  11.44      6.54     2,737
  1998           10.91     .61       .51   1.12    (.62)   (.09)  (.71)  11.32     10.45     4,510
  1997(f)        10.99     .15      (.07)   .08    (.16)     --   (.16)  10.91       .69       183
----------------------------------------------------------------------------------------------


Class (Inception Date)
                                   Ratios/Supplemental Data
                        ----------------------------------------------------
                        Before Credit/         After         After Credit/
                         Reimbursement   Reimbursement(b)  Reimbursement(c)
ALL-AMERICAN+          ----------------- ----------------- -----------------
                      Ratio of          Ratio of          Ratio of
                           Net               Net               Net
                       Invest-           Invest-           Invest-
             Ratio of     ment Ratio of     ment Ratio of     ment
             Expenses   Income Expenses   Income Expenses   Income
                   to       to       to       to       to       to
              Average  Average  Average  Average  Average  Average Portfolio
Year Ended        Net      Net      Net      Net      Net      Net  Turnover
April 30,      Assets   Assets   Assets   Assets   Assets   Assets      Rate
-------------------------------------------------------------------------------
                  .82%*   5.29%*    .82%*   5.29%*    .82%*   5.29%*      14%
                  .87     5.33      .87     5.33      .85     5.35        27
                  .84     5.29      .84     5.29      .83     5.29        53
                  .81     4.97      .81     4.98      .80     4.98        10
                  .81     5.27      .81     5.27      .81     5.27        20
                  .98*    5.43*     .87*    5.54*     .87*    5.54*       39
                 1.02     5.41      .83     5.60      .83     5.60        79

                 1.58*    4.53*    1.58*    4.53*    1.57*    4.54*       14
                 1.62     4.59     1.62     4.59     1.60     4.60        27
                 1.59     4.54     1.59     4.54     1.58     4.55        53
                 1.56     4.21     1.54     4.23     1.54     4.23        10
                 1.56     4.47     1.56     4.47     1.56     4.47        20
                 1.55*    4.83*    1.55*    4.83*    1.55*    4.83*       39

                 1.38*    4.74*    1.38*    4.74*    1.37*    4.74*       14
                 1.42     4.78     1.42     4.78     1.40     4.80        27
                 1.39     4.73     1.39     4.73     1.38     4.74        53
                 1.37     4.42     1.36     4.43     1.35     4.43        10
                 1.36     4.72     1.36     4.72     1.36     4.72        20
                 1.53*    4.88*    1.42*    4.99*    1.42*    4.99*       39
                 1.57     4.85     1.37     5.05     1.37     5.05        79

                  .62*    5.46*     .62*    5.46*     .62*    5.47*       14
                  .67     5.54      .67     5.54      .65     5.56        27
                  .64     5.50      .64     5.50      .63     5.51        53
                  .62     5.17      .61     5.17      .61     5.17        10
                  .61     5.42      .61     5.42      .61     5.42        20
                  .61*    5.95*     .61*    5.95*     .61*    5.95*       39
-------------------------------------------------------------------------------

*   Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship All-American.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the 11 months ended April 30.
(e) For the year ended May 31.
(f) From commencement of class operations as noted through April 30.
(g) For the six months ended October 31, 2001.


                                See accompanying notes to financial statements.

----
63

Financial Highlights (Unaudited) (continued

Selected data for a share outstanding throughout each period:


Class (Inception Date)
                       Investment Operations       Less Distributions                         Ratios/Supplemental Data
                     -------------------------  -----------------------                    ------------------------------
                                                                                                       Before Credit/
                                                                                                        Reimbursement
INSURED                                                                                             -------------------
                                                                                                               Ratio of
                                                                                                                    Net
                                                                                                                Invest-
                                    Net                                                             Ratio of       ment
                              Realized/                                                             Expenses     Income
           Beginning     Net Unrealized             Net                  Ending              Ending       to         to
                 Net Invest-    Invest-         Invest-                     Net                 Net  Average    Average
Year Ended     Asset    ment  ment Gain            ment  Capital          Asset     Total    Assets      Net        Net
April 30,      Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)     (000)   Assets     Assets
--------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
  2002(g)     $10.71    $.27      $ .28  $ .55    $(.27)   $  --  $(.27) $10.99      5.18% $143,447      .83%*     4.85%*
  2001         10.35     .54        .36    .90     (.54)      --   (.54)  10.71      8.86   120,700      .83       5.10
  2000         11.16     .54       (.79)  (.25)    (.54)    (.02)  (.56)  10.35     (2.19)  109,729      .83       5.09
  1999         11.03     .54        .16    .70     (.54)    (.03)  (.57)  11.16      6.43   109,986      .82       4.80
  1998         10.66     .54        .41    .95     (.55)    (.03)  (.58)  11.03      9.05    90,459      .86       4.91
  1997(d)      10.82     .09       (.16)  (.07)    (.09)      --   (.09)  10.66      (.63)   69,291      .84*      5.12*
  1997(e)      10.97     .56       (.13)   .43     (.54)    (.04)  (.58)  10.82      4.04    68,268      .87       5.07
Class B (2/97)
  2002(g)      10.72     .22        .28    .50     (.23)      --   (.23)  10.99      4.71    29,134     1.58*      4.10*
  2001         10.35     .46        .37    .83     (.46)      --   (.46)  10.72      8.17    24,161     1.58       4.35
  2000         11.16     .46       (.79)  (.33)    (.46)    (.02)  (.48)  10.35     (2.94)   17,035     1.59       4.35
  1999         11.03     .45        .16    .61     (.45)    (.03)  (.48)  11.16      5.63    13,602     1.56       4.05
  1998         10.67     .46        .39    .85     (.46)    (.03)  (.49)  11.03      8.14     4,992     1.61       4.14
  1997(d)      10.82     .09       (.16)  (.07)    (.08)      --   (.08)  10.67      (.65)      488     1.59*      4.36*
  1997(f)      10.80     .04        .02    .06     (.04)      --   (.04)  10.82       .55       228     1.58*      4.84*
Class C (9/94)
  2002(g)      10.63     .23        .28    .51     (.24)      --   (.24)  10.90      4.81    20,588     1.38*      4.30*
  2001         10.26     .48        .36    .84     (.47)      --   (.47)  10.63      8.36    14,858     1.38       4.55
  2000         11.05     .47       (.77)  (.30)    (.47)    (.02)  (.49)  10.26     (2.64)   10,990     1.38       4.54
  1999         10.92     .47        .16    .63     (.47)    (.03)  (.50)  11.05      5.86    10,947     1.36       4.25
  1998         10.56     .48        .39    .87     (.48)    (.03)  (.51)  10.92      8.39     8,037     1.41       4.36
  1997(d)      10.72     .08       (.16)  (.08)    (.08)      --   (.08)  10.56      (.73)    5,615     1.39*      4.57*
  1997(e)      10.85     .46       (.09)   .37     (.46)    (.04)  (.50)  10.72      3.48     5,448     1.61       4.33
Class R (12/86)
  2002(g)      10.68     .28        .27    .55     (.28)      --   (.28)  10.95      5.19   666,632      .63*      5.05*
  2001         10.31     .56        .37    .93     (.56)      --   (.56)  10.68      9.18   640,759      .63       5.30
  2000         11.11     .56       (.78)  (.22)    (.56)    (.02)  (.58)  10.31     (1.94)  636,872      .63       5.28
  1999         10.98     .56        .15    .71     (.55)    (.03)  (.58)  11.11      6.62   726,228      .62       5.00
  1998         10.62     .56        .39    .95     (.56)    (.03)  (.59)  10.98      9.17   727,068      .66       5.12
  1997(d)      10.78     .09       (.15)  (.06)    (.10)      --   (.10)  10.62      (.60)  714,622      .64*      5.31*
  1997(e)      10.92     .57       (.11)   .46     (.56)    (.04)  (.60)  10.78      4.38   732,587      .63       5.31
--------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)


                   After             After Credit/
             Reimbursement(b)      Reimbursement(c)
INSURED    -------------------   -------------------
                      Ratio of              Ratio of
                           Net                   Net
                       Invest-               Invest-
           Ratio of       ment   Ratio of       ment
           Expenses     Income   Expenses     Income
                 to         to         to         to
            Average    Average    Average    Average   Portfolio
Year Ended      Net        Net        Net        Net    Turnover
April 30,    Assets     Assets     Assets     Assets        Rate
------------------------------------------------------------------
Class A (9/94)
  2002(g)       .83%*     4.85%*      .83%*     4.85%*        14%
  2001          .83       5.10        .82       5.11          20
  2000          .83       5.09        .83       5.09          44
  1999          .82       4.80        .81       4.80          13
  1998          .86       4.91        .86       4.91          40
  1997(d)       .84*      5.12*       .84*      5.12*         12
  1997(e)       .87       5.07        .87       5.07          35
Class B (2/97)
  2002(g)      1.58*      4.10*      1.58*      4.10*         14
  2001         1.58       4.35       1.57       4.35          20
  2000         1.59       4.35       1.58       4.35          44
  1999         1.56       4.05       1.56       4.05          13
  1998         1.61       4.14       1.61       4.14          40
  1997(d)      1.59*      4.36*      1.59*      4.36*         12
  1997(f)      1.58*      4.84*      1.58*      4.84*         35
Class C (9/94)
  2002(g)      1.38*      4.30*      1.38*      4.30*         14
  2001         1.38       4.55       1.37       4.56          20
  2000         1.38       4.54       1.38       4.54          44
  1999         1.36       4.25       1.36       4.25          13
  1998         1.41       4.36       1.41       4.36          40
  1997(d)      1.39*      4.57*      1.39*      4.57*         12
  1997(e)      1.61       4.33       1.61       4.33          35
Class R (12/86)
  2002(g)       .63*      5.05*       .63*      5.05*         14
  2001          .63       5.30        .62       5.31          20
  2000          .63       5.28        .62       5.29          44
  1999          .62       5.00        .62       5.00          13
  1998          .66       5.12        .66       5.12          40
  1997(d)       .64*      5.31*       .64*      5.31*         12
  1997(e)       .63       5.31        .63       5.31          35
------------------------------------------------------------------

*    Annualized.
(a) Total returns are caluclated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c)  After custodian fee credit and expense reimbursement, where applicable.
(d)  For the two months ended April 30.
(e)  For the fiscal year ended February 28/29.
(f)  From commencement of class operations as noted through February 28/29.
(g)  For the six months ended October 31, 2001.



                                See accompanying notes to financial statements.

----
64

                     Selected data for a share outstanding throughout each period:

Class (Inception Date)
                         Investment Operations       Less Distributions
                       -------------------------  -----------------------                    --------------------------------
                                                                                                           Before Credit/
                                                                                                            Reimbursement
INTERMEDIATE DURATION                                                                                   -------------------
                                                                                                                   Ratio of
                                                                                                                        Net
                                                                                                                    Invest-
                                      Net                                                               Ratio of       ment
                                Realized/                                                               Expenses     Income
             Beginning     Net Unrealized             Net                  Ending                Ending       to         to
Year               Net Invest-    Invest-         Invest-                     Net                   Net  Average    Average
Ended            Asset    ment  ment Gain            ment  Capital          Asset     Total      Assets      Net        Net
April 30,        Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)       (000)   Assets     Assets
------------------------------------------------------------------------------------------------------------------------------
Class A (6/95)
  2002(g)        $9.23    $.23      $ .21  $ .44    $(.23)   $  --  $(.23)  $9.44      4.79% $  220,293      .79%*     4.79%*
  2001            8.91     .45        .33    .78     (.45)    (.01)  (.46)   9.23      8.99     192,021      .79       4.90
  2000            9.57     .45       (.65)  (.20)    (.45)    (.01)  (.46)   8.91     (2.02)    116,621      .80       5.01
  1999            9.46     .45        .13    .58     (.45)    (.02)  (.47)   9.57      6.28     120,418      .77       4.71
  1998            9.14     .46        .35    .81     (.46)    (.03)  (.49)   9.46      9.00      97,029      .80       4.83
  1997(d)         9.24     .08       (.10)  (.02)    (.08)      --   (.08)   9.14      (.23)     70,331      .77*      5.13*
  1997(e)         9.28     .48         --    .48     (.47)    (.05)  (.52)   9.24      5.26      68,204      .81       5.11
Class B (2/97)
  2002(g)         9.23     .19        .21    .40     (.19)      --   (.19)   9.44      4.39      15,505     1.54*      4.04*
  2001            8.91     .38        .34    .72     (.39)    (.01)  (.40)   9.23      8.19      12,912     1.54       4.15
  2000            9.57     .39       (.66)  (.27)    (.38)    (.01)  (.39)   8.91     (2.78)     11,560     1.55       4.27
  1999            9.46     .38        .13    .51     (.38)    (.02)  (.40)   9.57      5.49      10,086     1.52       3.96
  1998            9.15     .38        .35    .73     (.39)    (.03)  (.42)   9.46      8.09       4,136     1.56       4.05
  1997(d)         9.24     .09       (.11)  (.02)    (.07)      --   (.07)   9.15      (.25)        468     1.53*      4.39*
  1997(f)         9.23     .03        .01    .04     (.03)      --   (.03)   9.24       .47          43     1.51*      5.23*
Class C (6/95)
  2002(g)         9.22     .20        .22    .42     (.20)      --   (.20)   9.44      4.60      25,635     1.34*      4.23*
  2001            8.90     .40        .33    .73     (.40)    (.01)  (.41)   9.22      8.36      18,421     1.34       4.35
  2000            9.57     .40       (.66)  (.26)    (.40)    (.01)  (.41)   8.90     (2.71)      6,920     1.35       4.47
  1999            9.44     .40        .15    .55     (.40)    (.02)  (.42)   9.57      5.91       7,191     1.32       4.15
  1998            9.14     .40        .34    .74     (.41)    (.03)  (.44)   9.44      8.20       4,886     1.35       4.29
  1997(d)         9.23     .07       (.09)  (.02)    (.07)      --   (.07)   9.14      (.21)      5,360     1.32*      4.58*
  1997(e)         9.26     .42         --    .42     (.40)    (.05)  (.45)   9.23      4.64       5,039     1.54       4.37
Class R (11/76)
  2002(g)         9.24     .24        .21    .45     (.24)      --   (.24)   9.45      4.88   2,595,124      .59*      4.99*
  2001            8.91     .47        .34    .81     (.47)    (.01)  (.48)   9.24      9.32   2,531,085      .59       5.11
  2000            9.58     .47       (.66)  (.19)    (.47)    (.01)  (.48)   8.91     (1.93)  2,495,259      .59       5.21
  1999            9.46     .47        .14    .61     (.47)    (.02)  (.49)   9.58      6.59   2,834,016      .57       4.90
  1998            9.15     .48        .34    .82     (.48)    (.03)  (.51)   9.46      9.09   2,818,442      .60       5.04
  1997(d)         9.24     .08       (.09)  (.01)    (.08)      --   (.08)   9.15      (.09)  2,774,648      .57*      5.33*
  1997(e)         9.28     .49        .01    .50     (.49)    (.05)  (.54)   9.24      5.53   2,818,214      .57       5.35
------------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)


                               After             After Credit/
                         Reimbursement(b)      Reimbursement(c)
INTERMEDIATE DURATION  -------------------   -------------------
                        Ratio of              Ratio of
                             Net                   Net
                         Invest-               Invest-
             Ratio of       ment   Ratio of       ment
             Expenses     Income   Expenses     Income
                   to         to         to         to
Year          Average    Average    Average    Average   Portfolio
Ended             Net        Net        Net        Net    Turnover
April 30,      Assets     Assets     Assets     Assets        Rate
---------------------------------------------------------------------
Class A (6/95)
  2002(g)         .79%*     4.79%*      .79%*     4.80%*         3%
  2001            .79       4.90        .78       4.91           9**
  2000            .80       5.01        .79       5.02          13
  1999            .77       4.71        .77       4.71          12
  1998            .80       4.83        .80       4.83          10
  1997(d)         .77*      5.13*       .77*      5.13*          2
  1997(e)         .81       5.11        .81       5.11          12
Class B (2/97)
  2002(g)        1.54*      4.04*      1.54*      4.04*          3
  2001           1.54       4.15       1.53       4.16           9**
  2000           1.55       4.27       1.54       4.28          13
  1999           1.52       3.96       1.52       3.96          12
  1998           1.56       4.05       1.56       4.05          10
  1997(d)        1.53*      4.39*      1.53*      4.39*          2
  1997(f)        1.51*      5.23*      1.51*      5.23*         12
Class C (6/95)
  2002(g)        1.34*      4.23*      1.34*      4.24*          3
  2001           1.34       4.35       1.33       4.36           9**
  2000           1.35       4.47       1.34       4.48          13
  1999           1.32       4.15       1.32       4.15          12
  1998           1.35       4.29       1.35       4.29          10
  1997(d)        1.32*      4.58*      1.32*      4.58*          2
  1997(e)        1.54       4.37       1.54       4.37          12
Class R (11/76)
  2002(g)         .59*      4.99*       .59*      4.99*          3
  2001            .59       5.11        .58       5.11           9**
  2000            .59       5.21        .59       5.22          13
  1999            .57       4.90        .57       4.90          12
  1998            .60       5.04        .60       5.04          10
  1997(d)         .57*      5.33*       .57*      5.33*          2
  1997(e)         .57       5.35        .57       5.35          12
---------------------------------------------------------------------

* Annualized.
**The cost of securities acquired in the acquisition of Intermediate of
  $53,652,345 were excluded from the portfolio turnover rate calculation.
(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the investment adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.
(d)For the two months ended April 30.
(e)For the fiscal year ended February 28/29.
(f)From commencement of class operations as noted through February 28/29.
(g)For the six months ended October 31, 2001.


                                See accompanying notes to financial statements.

----
65

Selected data for a share outstanding throughout each period:


Class (Inception Date)
                       Investment Operations      Less Distributions
                     -------------------------  ----------------------                    ------------------------------
                                                                                                      Before Credit/
                                                                                                       Reimbursement
LIMITED TERM+                                                                                      -------------------
                                                                                                              Ratio of
                                                                                                                   Net
                                                                                                               Invest-
                                    Net                                                            Ratio of       ment
                              Realized/                                                            Expenses     Income
           Beginning     Net Unrealized             Net                 Ending              Ending       to         to
                 Net Invest-    Invest-         Invest-                    Net                 Net  Average    Average
Year Ended     Asset    ment  ment Gain            ment  Capital         Asset     Total    Assets      Net        Net
April 30,      Value  Income     (Loss)  Total   Income    Gains Total   Value Return(a)     (000)   Assets     Assets
-------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2002(h)      $10.63    $.24      $ .23  $ .47    $(.25)     $-- $(.25) $10.85      4.45% $389,108      .77%*     4.42%*
  2001         10.35     .49        .28    .77     (.49)      --  (.49)  10.63      7.62   359,383      .76       4.65
  2000         10.89     .49       (.55)  (.06)    (.48)      --  (.48)  10.35      (.57)  382,808      .73       4.63
  1999         10.80     .49        .10    .59     (.50)      --  (.50)  10.89      5.57   456,171      .77       4.45
  1998         10.61     .51        .19    .70     (.51)      --  (.51)  10.80      6.67   438,134      .77       4.70
 1997(d)       10.57     .46        .04    .50     (.46)      --  (.46)  10.61      4.78   425,401      .82*      4.74*
 1996(e)       10.65     .51       (.09)   .42     (.50)      --  (.50)  10.57      4.03   489,157      .84       4.72
Class C (12/95)
 2002(h)       10.61     .22        .23    .45     (.23)      --  (.23)  10.83      4.28    97,486     1.12*      4.07*
  2001         10.34     .45        .28    .73     (.46)      --  (.46)  10.61      7.16    75,476     1.11       4.30
  2000         10.87     .45       (.54)  (.09)    (.44)      --  (.44)  10.34      (.82)   77,228     1.08       4.28
  1999         10.79     .45        .10    .55     (.47)      --  (.47)  10.87      5.13    88,044     1.12       4.09
  1998         10.60     .47        .19    .66     (.47)      --  (.47)  10.79      6.33    33,952     1.12       4.35
 1997(d)       10.56     .44        .03    .47     (.43)      --  (.43)  10.60      4.49    23,551     1.12*      4.43*
 1996(g)       10.76     .22       (.19)   .03     (.23)      --  (.23)  10.56       .46*   15,415     1.43*      3.93*
Class R (2/97)
 2002(h)       10.60     .24        .23    .47     (.26)      --  (.26)  10.81      4.48     1,855      .57*      4.55*
  2001         10.33     .51        .28    .79     (.52)      --  (.52)  10.60      7.78       384      .56       4.84
  2000         10.87     .51       (.55)  (.04)    (.50)      --  (.50)  10.33      (.35)      335      .53       4.81
  1999         10.78     .51        .11    .62     (.53)      --  (.53)  10.87      5.81     1,173      .57       4.64
  1998         10.59     .53        .19    .72     (.53)      --  (.53)  10.78      6.87       701      .59       4.86
 1997(f)       10.73     .12       (.13)  (.01)    (.13)      --  (.13)  10.59      (.09)       40      .55*      5.07*
-------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)


                             After             After Credit/
                       Reimbursement(b)      Reimbursement(c)
LIMITED TERM+        -------------------   -------------------
                      Ratio of              Ratio of
                           Net                   Net
                       Invest-               Invest-
           Ratio of       ment   Ratio of       ment
           Expenses     Income   Expenses     Income
                 to         to         to         to
            Average    Average    Average    Average   Portfolio
Year Ended      Net        Net        Net        Net    Turnover
April 30,    Assets     Assets     Assets     Assets        Rate
------------------------------------------------------------------
Class A (10/87)
 2002(h)        .77%*     4.42%*      .76%*     4.43%*        10%
  2001          .76       4.65        .76       4.65          22
  2000          .73       4.63        .73       4.63          37
  1999          .77       4.45        .77       4.45          16
  1998          .77       4.70        .77       4.70          30
 1997(d)        .80*      4.76*       .80*      4.76*         29
 1996(e)        .79       4.77        .79       4.77          39
Class C (12/95)
 2002(h)       1.12*      4.07*      1.11*      4.08*         10
  2001         1.11       4.30       1.11       4.30          22
  2000         1.08       4.28       1.08       4.28          37
  1999         1.12       4.09       1.12       4.09          16
  1998         1.12       4.35       1.12       4.35          30
 1997(d)       1.11*      4.44*      1.11*      4.44*         29
 1996(g)       1.19*      4.17*      1.19*      4.17*         39
Class R (2/97)
 2002(h)        .57*      4.55*       .56*      4.56*         10
  2001          .56       4.84        .56       4.85          22
  2000          .53       4.81        .53       4.81          37
  1999          .57       4.64        .57       4.64          16
  1998          .59       4.86        .59       4.86          30
 1997(f)        .55*      5.07*       .55*      5.07*         29
------------------------------------------------------------------

* Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Limited Term.
(a)Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(b)After expense reimbursement from the Investment adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.
(d)For the 11 months ended April 30.
(e)For the year ended May 31.
(f)From commencement of class operations as noted through April 30.
(g)From commencement of class operations as noted through May 31.
(h)For the six months ended October 31, 2001.



                                See accompanying notes to financial statements.

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66

                                     Notes

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67

                                     Notes

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68

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

-----
69

                                     Serving
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[Photo of John Nuveen Jr. appears here]
John Nuveen, Sr.

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